UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Jennifer S. Fromm Vice President, Secretary & Chief Compliance Officer SA Funds – Investment Trust 10100 Santa Monica Boulevard, Suite 1050 Los Angeles, CA 90067
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW, 2nd Floor Washington, D.C. 20036

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2004 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.2%

Advertising - 0.2%
Getty Images, Inc.*	1,300	$71,890
Interpublic Group of Cos., Inc.*	10,070	106,641
Lamar Advertising Co. Class A*	2,300	95,703
Omnicom Group, Inc.	4,900	357,994
		632,228

Aerospace/Defense - 1.7%
Alliant Techsystems, Inc.*	675	40,837
Armor Holdings, Inc.*	400	16,644
Boeing Co.	20,200	1,042,724
DRS Technologies, Inc.*	500	18,720
Engineered Support Systems, Inc.	300	13,692
General Dynamics Corp.	5,200	530,920
Goodrich Corp.	2,800	87,808
Honeywell International, Inc.	22,300	799,678
Northrop Grumman Corp.	9,344	498,316
Orbital Sciences Corp.*	200	2,284
Raytheon Co.	11,700	444,366
Rockwell Collins	4,600	170,844
Teledyne Technologies, Inc.*	500	12,520
The Titan Corp.*	1,000	13,970
United Defense Industries, Inc.*	1,200	47,988
United Technologies Corp.	13,300	1,241,954
		4,983,265

Agricultural Operations - 0.1%
AGCO Corp.*	1,900	42,978
Delta & Pine Land Co.	500	13,375
Monsanto Co.	6,917	251,917
		308,270

Airlines - 0.1%
AirTran Holdings, Inc.*	800	7,968
Alaska Air Group, Inc.*	700	17,346
AMR Corp.*	2,800	20,524
Continental Airlines, Inc. Class B*	700	5,964
Delta Air Lines, Inc.	1,500	4,935
ExpressJet Holdings, Inc.*	300	3,003
JetBlue Airways Corp.*	2,500	52,300
Northwest Airlines Corp. Class A*	1,200	9,852
SkyWest, Inc.	600	9,030
Southwest Airlines Co.	19,000	258,780
		389,702

Appliances - 0.0%
Maytag Corp.	1,400	25,718
Whirlpool Corp.	1,700	102,153
		127,871

Auto & Related - 1.1%
Adesa, Inc.*	5,400	88,722
Advance Auto Parts, Inc.*	1,800	61,920
American Axle & Manufacturing Holdings, Inc.	1,100	32,186
Asbury Automotive Group, Inc.*	900	12,150
AutoZone, Inc.*	2,000	154,500
BorgWarner, Inc.	1,000	43,290
CarMax, Inc.*	2,273	48,983
CSK Auto Corp.*	500	6,660
Cummins Engine Co., Inc.	1,000	73,890
Dana Corp.	1,500	26,535
Delphi Automotive Systems Corp.	14,600	135,634
Dollar Thrifty Automotive Group, Inc.*	500	12,165
Ford Motor Co.	45,700	642,085
General Motors Corp.	14,700	624,456
Harley-Davidson, Inc.	7,100	422,024
Johnson Controls, Inc.	4,600	261,326
Lear Corp.	1,700	92,565
Monaco Coach Corp.	400	8,660
Navistar International Corp.*	1,500	55,785
O’Reilly Automotive, Inc.*	1,200	45,948
Oshkosh Truck Corp.	600	34,236
PACCAR, Inc.	4,525	312,768
Rent-A-Center, Inc.*	1,650	42,669
Superior Industries International, Inc.	300	8,985
Thor Industries, Inc.	1,600	42,352
United Auto Group, Inc.	600	15,054
United Rentals, Inc.*	1,200	19,068
Visteon Corp.	1,800	14,382
Wabash National Corp.*	200	5,494
Winnebago Industries, Inc.	400	13,856
		3,358,348

Banks/Savings & Loans - 5.6%
Alabama National BanCorp.	300	17,961
AMCORE Financial, Inc.	500	14,190
Associated Banc-Corp.	2,619	83,991
Astoria Financial Corp.	1,600	56,784
BancorpSouth, Inc.	1,400	32,186
Bank of America Corp.	97,866	4,240,534
Bank of New York Co., Inc.	18,700	545,479
Banknorth Group, Inc.	4,100	143,500
BankUnited Financial Corp. Class A*	500	14,575
BB&T Corp.	14,379	570,703
BOK Financial Corp.	1,242	55,406

	SHARES	VALUE
Boston Private Financial Holdings, Inc.	100	2,496
Brookline Bancorp, Inc.	800	12,536
Capitol Federal Financial	1,500	48,270
Cathay Bancorp, Inc.	950	35,331
Chemical Financial Corp.	100	3,652
Chittenden Corp.	625	17,031
City National Corp.	1,000	64,950
Comerica, Inc.	4,200	249,270
Commerce Bancshares, Inc.	1,512	72,712
Commercial Federal Corp.	600	16,188
Community Bank Systems, Inc.	200	5,026
Community First Bankshares, Inc.	500	16,030
Compass Bancshares, Inc.	3,200	140,224
Corus Bankshares, Inc.	800	34,504
CVB Financial Corp.	687	15,265
Dime Community Bancshares	600	10,080
Downey Financial Corp.	300	16,488
East West Bancorp, Inc.	1,000	33,590
Fifth Third Bancorp	14,550	716,151
First Charter Corp.	600	14,502
First Community Bancorp	200	8,200
First Financial Bancorp	630	10,760
First Horizon National Corp.	3,000	130,080
First National Bankshares of Florida	567	13,920
First Niagara Financial Group, Inc.	1,000	13,380
First Republic Bank	200	9,200
FirstFed Financial Corp.*	300	14,664
Flagstar Bancorp, Inc.	600	12,768
FNB Corp.	551	12,194
Fulton Financial Corp.	2,591	55,447
Glacier Bancorp, Inc.	200	5,832
Golden West Financial Corp.	4,000	443,800
Greater Bay Bancorp	900	25,875
GreenPoint Financial Corp.	2,750	127,215
Hancock Holding Co.	400	12,716
Harbor Florida Bancshares, Inc.	300	9,330
Harleysville National Corp.	420	10,294
Hibernia Corp. Class A	3,700	97,717
Hudson City Bancorp, Inc.	4,900	175,126
Hudson United Bancorp	900	33,165
Huntington Bancshares, Inc.	6,000	149,460
Independence Community Bank Corp.	1,984	77,475
M&T Bank Corp.	3,000	287,100
MAF Bancorp, Inc.	400	17,252
Marshall & Ilsley Corp.	5,300	213,590
MB Financial, Inc.	450	17,838
Mercantile Bankshares Corp.	1,800	86,328
National Commerce Financial Corp.	4,900	167,629
National Penn Bancshares, Inc.	400	12,788
NBT Bancorp, Inc.	600	14,058
New York Community Bancorp, Inc.	6,265	128,683
North Fork Bancorp., Inc.	4,100	182,245
Northern Trust Corp.	5,300	216,240
Northwest Bancorp, Inc.	900	20,403
Ocwen Financial Corp.*	200	1,830
Old National Bancorp	1,245	30,926
Pacific Capital Bancorp	666	19,700
People’s Bank	2,100	75,033
PFF Bancorp, Inc.	300	11,481
PNC Bank Corp.	7,300	394,930
Provident Bankshares Corp.	400	13,420
Regions Financial Corp.	11,099	366,933
Republic Bancorp, Inc.	1,331	20,497
Riggs National Corp.	500	11,100
S&T Bancorp, Inc.	415	14,820
Silicon Valley Bancshares*	500	18,585
SouthTrust Corp.	7,900	329,114
Sovereign Bancorp, Inc.	8,200	178,924
Sterling Bancshares, Inc.	400	5,380
Sterling Financial Corp.	440	15,506
Sun Trust Banks, Inc.	6,800	478,788
TCF Financial Corp.	3,200	96,928
Texas Regional Bancshares, Inc. Class A	825	25,649
The Colonial BancGroup, Inc.	2,800	57,260
TrustCo Bank Corp. NY	1,380	17,692
Trustmark Corp.	1,300	40,404
U.S. Bancorp	48,815	1,410,753
UCBH Holdings, Inc.	900	35,163
UMB Financial Corp.	300	14,301
Umpqua Holdings Corp.	400	9,024
UnionBanCal Corp.	3,800	224,998
United Bankshares, Inc.	500	17,325
United Community Banks, Inc.	350	8,495
Valley National Bancorp	1,991	50,850
Wachovia Corp.	34,000	1,596,300
Washington Federal, Inc.	1,770	44,515
Washington Mutual, Inc.	22,450	877,346
Waypoint Financial Corp.	600	16,542
Webster Financial Corp.	1,000	49,390
Westamerica Bancorp.	500	27,445
Westcorp.	900	38,268
Wintrust Financial Corp.	300	17,184
Zions Bancorp.	2,700	164,808
		16,939,984

Broadcasting - 0.8%
Charter Communications, Inc. Class A*	2,900	7,714

	SHARES	VALUE
Clear Channel Communications, Inc.	14,700	458,199
Comcast Corp. Class A*	32,525	918,506
Comcast Corp. Class A Special*	10,000	279,200
Crown Media Holdings, Inc. Class A*	900	7,515
Cumulus Media, Inc. Class A*	800	11,512
Entravision Communications Corp.*	700	5,327
Fox Entertainment Group, Inc. Class A*	11,100	307,914
Gray Television, Inc.	300	3,570
Hearst-Argyle Television, Inc.	1,000	24,450
Liberty Media International, Inc. Series A*	3,210	107,092
Lin TV Corp. Class A*	200	3,896
Mediacom Communications Corp.*	1,500	9,795
Radio One, Inc. Class A*	200	2,858
Salem Communications Corp. Class A*	200	5,064
Sinclair Broadcast Group, Inc. Class A	2,200	16,060
Spanish Broadcasting System, Inc. Class A*	400	3,936
The DIRECTV Group, Inc.*	1,399	24,608
TiVo, Inc.*	1,100	7,282
UnitedGlobalCom, Inc. Class A*	9,300	69,471
Univision Communications, Inc. Class A*	6,650	210,207
World Wrestling Federation Entertainment, Inc.	200	2,444
		2,486,620

Building & Construction - 0.7%
Beazer Homes USA, Inc.	200	21,378
Cavco Industries, Inc.*	50	1,889
Centex Corp.	3,200	161,472
Champion Enterprises, Inc.*	600	6,174
D.R. Horton, Inc.	6,025	199,488
Dycom Industries, Inc.*	700	19,873
Emcor Group, Inc.*	300	11,286
Fleetwood Enterprises, Inc.*	500	7,590
Florida Rock Industries, Inc.	950	46,540
Granite Construction, Inc.	500	11,950
Hovnanian Enterprises, Inc. Class A*	800	32,080
Jacobs Engineering Group, Inc.*	1,200	45,948
KB HOME	1,100	92,939
Lafarge Corp.	1,700	79,713
Lennar Corp.	3,200	152,320
Lennar Corp. Class B	800	35,040
M.D.C. Holdings, Inc.	583	42,617
Martin Marietta Materials, Inc.	1,200	54,324
Masco Corp.	11,400	393,642
Meritage Corp.*	200	15,720
Modine Manufacturing Co.	400	12,044
NCI Building Systems, Inc.*	200	6,380
NVR, Inc.*	100	55,100
Pulte Corp.	3,000	184,110
Ryland Group, Inc.	500	46,330
Simpson Manufacturing Co., Inc.	400	25,280
Standard Pacific Corp.	700	39,459
Texas Industries, Inc.	300	15,432
The Shaw Group, Inc.*	1,000	12,000
Toll Brothers, Inc.*	1,800	83,394
URS Corp.*	600	16,008
Vulcan Materials Co.	2,700	137,565
WCI Communities, Inc.*	600	13,980
William Lyon Homes, Inc.*	200	17,780
York International Corp.	500	15,795
		2,112,640

Business Services - 1.4%
Acxiom Corp.	1,700	40,358
ADVO, Inc.	400	12,376
Aspect Communications Corp.*	800	7,944
Automatic Data Processing, Inc.	15,400	636,328
Banta Corp.	500	19,875
BEA Systems, Inc.*	9,800	67,718
BearingPoint, Inc.*	4,700	42,018
Brady Corp. Class A	300	14,631
Catalina Marketing Corp.	800	18,464
CDI Corp.	300	6,150
Ceridian Corp.*	3,600	66,276
Certegy, Inc.	300	11,163
ChoicePoint, Inc.*	2,166	92,380
Cintas Corp.	4,100	172,364
CSG Systems International, Inc.*	800	12,328
Ecolab, Inc.	6,700	210,648
Electronic Data Systems Corp.	13,200	255,948
Expeditors International of Washington, Inc.	2,800	144,760
Exult, Inc.*	1,900	9,994
Fair, Issac & Co., Inc.	1,600	46,720
First Data Corp.	22,291	969,658
Fiserv, Inc.*	4,650	162,099
Foundry Networks, Inc.*	2,900	27,521
FTI Consulting, Inc.*	1,100	20,790
Gartner, Inc. Class A*	1,900	22,211
Gevity HR, Inc.	200	3,076
Global Payments, Inc.	240	12,852
Harte-Hanks, Inc.	2,550	63,776

	SHARES	VALUE
Hudson Highland Group, Inc.*	135	3,941
Iron Mountain, Inc.*	3,150	106,628
John H. Harland Co.	500	15,675
Keane, Inc.*	1,100	16,896
Kelly Services, Inc. Class A	500	13,355
Korn/Ferry International*	200	3,646
Manpower, Inc.	2,200	97,878
MAXIMUS, Inc.*	400	11,524
MPS Group, Inc.*	1,400	11,774
Navigant Consulting, Inc.*	413	9,069
NCO Group, Inc.*	500	13,475
Paychex, Inc.	9,850	296,977
Resources Connection, Inc.*	300	11,334
Robert Half International, Inc.	4,100	105,657
SEI Investments Co.	2,500	84,200
TeleTech Holdings, Inc.*	700	6,608
Tetra Tech, Inc.*	1,000	12,670
The Corporate Executive Board Co.	800	48,992
The Reynolds & Reynolds Co. Class A	1,500	37,005
Watson Wyatt & Co. Holdings	500	13,150
Westwood One, Inc.*	2,200	43,494
		4,134,374

Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,900	320,842
Airgas, Inc.	1,500	36,105
Albemarle Corp.	500	17,545
Arch Chemicals, Inc.	200	5,710
Ashland, Inc.	1,700	95,336
Cabot Corp.	1,400	53,998
Cabot Microelectronics Corp.*	300	10,875
Crompton Corp.	1,800	17,082
Cytec Industries, Inc.	800	39,160
Dionex Corp.*	300	16,410
Dow Chemical Co.	24,300	1,097,874
E.I. du Pont de Nemours & Co.	24,000	1,027,200
Eastman Chemical Co.	1,900	90,345
Engelhard Corp.	2,700	76,545
Ferro Corp.	500	10,905
FMC Corp.*	700	33,999
Georgia Gulf Corp.	600	26,754
Great Lakes Chemical Corp.	800	20,480
H.B. Fuller Co.	500	13,700
Hercules, Inc.*	1,300	18,525
IMC Global, Inc.	1,800	31,302
Kronos Worldwide Inc	715	28,383
Lubrizol Corp.	1,100	38,060
Lyondell Chemical Co.	4,300	96,578
MacDermid, Inc.	600	17,376
Millennium Chemicals, Inc.	900	19,089
Minerals Technologies, Inc.	300	17,658
NL Industries, Inc.	800	14,648
Olin Corp.	700	14,000
OM Group, Inc.*	400	14,624
Praxair, Inc.	7,800	333,372
Rohm & Haas Co.	5,400	232,038
RPM, Inc.	2,300	40,595
Sigma-Aldrich Corp.	1,700	98,600
Spartech Corp.	500	12,550
Symyx Technologies*	200	4,710
The Valspar Corp.	1,000	46,680
Valhi, Inc.	2,660	39,980
		4,129,633

Commercial Services - 0.1%
Alliance Data Systems Corp.*	1,800	73,008
Aramark Corp. Class B	2,600	62,764
Arbitron, Inc.*	300	10,983
Central Parking Corp.	200	2,644
Convergys Corp.*	2,900	38,947
CoStar Group, Inc.*	200	9,838
Deluxe Corp.	900	36,918
Euronet Worldwide, Inc.*	200	3,744
Plexus Corp.*	800	8,832
Polycom, Inc.*	2,000	39,640
Quanta Services, Inc.*	1,400	8,470
R.H. Donnelley Corp.*	500	24,680
Veritas DGC, Inc.*	700	15,946
Viad Corp.	400	9,492
Weight Watchers International, Inc.*	2,400	93,168
		439,074

Communication Services - 0.0%
West Corp.*	1,500	43,695

Communications Equipment - 0.1%
Andrew Corp.*	3,500	42,840
Arris Group, Inc.*	1,200	6,264
Ditech Communications Corp.*	300	6,717
Finisar Corp.*	900	1,170
L-3 Communications Holdings, Inc.	2,500	167,500
Sonus Networks, Inc.*	3,600	20,268
Tekelec*	900	15,012
ViaSat, Inc.*	200	4,020
		263,791

Computer Equipment - 1.6%
Adaptec, Inc.*	1,100	8,360
Advanced Digital Information Corp.*	800	6,960

	SHARES	VALUE
Brocade Communications Systems, Inc.*	5,700	32,205
Electronics for Imaging, Inc.*	600	9,744
EMC Corp.*	62,932	726,235
Emulex Corp.*	1,500	17,280
Hutchinson Technology, Inc.*	400	10,692
Imation Corp.	500	17,795
Ingram Micro, Inc. Class A*	3,400	54,740
Insight Enterprises, Inc.*	800	13,472
Intel Corp.	160,200	3,213,612
Kronos, Inc.*	500	22,145
Maxtor Corp.*	4,400	22,880
McDATA Corp. Class A*	1,500	7,545
MEMC Electronic Materials, Inc.*	4,200	35,616
Mentor Graphics Corp.*	800	8,772
PalmOne, Inc.*	800	24,352
SanDisk Corp.*	3,600	104,832
Semtech Corp.*	1,200	23,004
Silicon Storage Technology, Inc.*	1,300	8,281
Storage Technology Corp.*	2,500	63,150
Varian Semiconductor Equipment Associates, Inc.*	500	15,450
VERITAS Software Corp.*	9,400	167,320
Western Digital Corp.*	4,200	36,918
Whitney Holding Corp.	750	31,500
		4,682,860

Computer Services - 1.7%
Affiliated Computer Services, Inc. Class A*	2,800	155,876
Anteon International Corp.*	400	14,660
Avocent Corp.*	1,100	28,633
Black Box Corp.	300	11,085
Cadence Design Systems, Inc.*	6,000	78,240
Cisco Systems, Inc.*	166,900	3,020,890
Cognizant Technology Solutions Corp.*	3,200	97,632
Computer Sciences Corp.*	4,500	211,950
Compuware Corp.*	7,700	39,655
Diebold, Inc.	1,700	79,390
DST Systems, Inc.*	2,500	111,175
Extreme Networks, Inc.*	1,400	6,230
FactSet Research Systems, Inc.	500	24,100
GTECH Holdings Corp.	2,400	60,768
Intergraph Corp.*	700	19,019
Jack Henry & Associates, Inc.	2,000	37,540
Manhattan Associates, Inc.*	300	7,326
MICROS Systems, Inc.*	300	15,021
NCR Corp.*	2,300	114,057
Network Appliance, Inc.*	9,300	213,900
Perot Systems Corp. Class A*	1,700	27,302
Sapient Corp.*	1,200	9,156
SRA International, Inc. Class A*	200	10,312
Sun Microsystems, Inc.*	73,800	298,152
SunGard Data Systems, Inc.*	7,000	166,390
Sybase, Inc.*	1,700	23,443
Syntel, Inc.	600	9,918
The BISYS Group, Inc.*	2,400	35,064
Unisys Corp.*	8,000	82,560
Wind River Systems, Inc.*	1,300	15,860
		5,025,304

Computer Software - 3.9%
3Com Corp.*	8,200	34,604
Activision, Inc.*	2,725	37,796
Adobe Systems, Inc.	6,200	306,714
Altiris, Inc.*	300	9,495
Ascential Software Corp.*	471	6,344
Autodesk, Inc.	2,700	131,301
BMC Software, Inc.*	5,400	85,374
Borland Software Corp.*	800	6,680
CheckFree Corp.*	2,000	55,340
Citrix Systems, Inc.*	3,900	68,328
Computer Associates International, Inc.	14,000	368,200
Dendrite International, Inc.*	400	6,448
Digitas, Inc.*	400	3,092
Electronic Arts, Inc.*	7,900	363,321
Enterasys Networks, Inc.*	1,700	2,720
Epicor Software Corp.*	500	6,015
eResearch Technology, Inc.*	600	7,998
FileNET Corp.*	500	8,730
Hyperion Solutions Corp.*	500	16,995
Informatica Corp.*	1,300	7,605
Internet Security Systems, Inc.*	600	10,200
Intuit, Inc.*	4,600	208,840
Lawson Software, Inc.*	1,200	6,720
Macromedia, Inc.*	1,000	20,080
McAfee, Inc.*	4,000	80,400
Mercury Interactive Corp.*	2,200	76,736
Microsoft Corp.	259,100	7,164,115
Midway Games, Inc.*	1,000	9,920
National Instruments Corp.	1,550	46,918
NetIQ Corp.*	500	5,350
Novell, Inc.*	8,500	53,635
NVIDIA Corp.*	3,600	52,272
Openwave Systems, Inc.*	900	7,938
Oracle Corp.*	129,100	1,456,248
PalmSource, Inc.*	154	3,194
Parametric Technology Corp.*	4,200	22,176

	SHARES	VALUE
PeopleSoft, Inc.*	4,664	92,580
Progress Software Corp.*	600	11,940
Quest Software, Inc.*	1,100	12,232
Red Hat, Inc.*	4,000	48,960
SERENA Software, Inc.*	1,000	16,730
Siebel Systems, Inc.*	12,100	91,234
Symantec Corp.*	8,200	450,016
Take-Two Interactive Software, Inc.*	500	16,425
THQ, Inc.*	500	9,730
TIBCO Software, Inc.*	4,400	37,444
Transaction Systems Architects, Inc. Class A*	300	5,576
WebMD Corp.*	6,800	47,328
		11,598,037

Computers - 2.6%
Apple Computer, Inc.*	10,100	391,375
Dell, Inc.*	60,600	2,157,360
Gateway, Inc.*	7,500	37,125
Hewlett-Packard Co.	73,201	1,372,519
International Business Machines Corp.	43,800	3,755,412
		7,713,791

Consumer Products - 2.3%
Avon Products, Inc.	12,300	537,264
Blyth, Inc.	500	15,450
Clorox Co.	5,500	293,150
Colgate-Palmolive Co.	13,800	623,484
Energizer Holdings, Inc.*	800	36,880
Estee Lauder Companies, Inc. Class A	3,000	125,400
Fortune Brands, Inc.	3,700	274,133
Fossil, Inc.*	1,400	43,316
Gillette Co.	24,100	1,005,934
Hasbro, Inc.	4,000	75,200
IDEXX Laboratories, Inc.*	800	40,592
International Flavors & Fragrances, Inc.	2,300	87,860
Jarden Corp.*	400	14,596
Mattel, Inc.	10,300	186,739
Newell Rubbermaid, Inc.	6,600	132,264
Playtex Products, Inc.*	1,000	6,300
Procter & Gamble Co.	62,000	3,355,440
Russ Berrie & Co., Inc.	400	8,060
The Scotts Co. Class A*	600	38,490
The Yankee Candle Co., Inc.*	1,100	31,856
Tupperware Corp.	600	10,188
		6,942,596

Containers & Glass - 0.0%
Crown Holdings, Inc.*	3,000	30,930
Owens-Illinois, Inc.*	3,000	48,000
Silgan Holdings, Inc.	300	13,890
		92,820

Containers-Paper/Plastic - 0.1%
Bemis Co., Inc.	2,600	69,108
Graphic Packaging Corp.*	3,600	23,328
Longview Fibre Co.	900	13,725
Sealed Air Corp.*	1,900	88,065
Sonoco Products Co.	1,700	44,948
		239,174

Construction Materials - 0.0%
Eagle Materials, Inc.	353	25,169
Eagle Materials, Inc. Class B	178	12,282
		37,451

Distribution/Wholesale - 0.2%
Aviall, Inc.*	300	6,120
CDW Corp.	2,200	127,666
Fastenal Co.	2,000	115,200
Genuine Parts Co.	4,500	172,710
Grainger, Inc.	2,200	126,830
Hughes Supply, Inc.	1,400	42,098
Owens & Minor, Inc.	500	12,700
SCP Pool Corp.	600	16,044
United Natural Foods, Inc.*	600	15,960
United Stationers, Inc.*	500	21,700
Watsco, Inc.	200	6,006
WESCO International, Inc.*	200	4,850
		667,884

Diversified Operations - 2.0%
3M Co.	18,800	1,503,436
Actuant Corp. Class A*	200	8,242
Barnes Group, Inc.	400	10,988
Carlisle Cos., Inc.	600	38,358
Cendant Corp.	26,448	571,277
Chemed Corp.	200	11,148
Corning, Inc.*	36,200	401,096
Crane Co.	1,100	31,812
Danaher Corp.	8,000	410,240
Esterline Technologies Corp.*	300	9,177
Federal Signal Corp.	600	11,148
Fidelity National Financial, Inc.	4,115	156,781
Florida East Coast Industries, Inc.	500	18,775
GenCorp, Inc.	400	5,420
Griffon Corp.*	200	4,220
Harsco Corp.	800	35,920
Hawaiian Electric Industries, Inc.	1,800	47,772
Hillenbrand Industries, Inc.	1,500	75,795
Illinois Tool Works, Inc.	7,400	689,458
ITT Industries, Inc.	2,200	175,978
Jacuzzi Brands, Inc.*	600	5,580
Jefferson-Pilot Corp.	3,600	178,776
Lancaster Colony Corp.	500	21,082

	SHARES	VALUE
Lockheed Martin Corp.	11,600	647,048
Mathews International Corp. Class A	500	16,940
Pentair, Inc.	2,200	76,802
PerkinElmer, Inc.	4,500	77,490
PPG Industries, Inc.	4,100	251,248
Roper Industries, Inc.	800	45,968
Sensient Technologies Corp.	600	12,984
Teleflex, Inc.	700	29,750
Textron, Inc.	3,300	212,091
Trinity Industries, Inc.	600	18,702
Universal Corp.	500	22,320
UNOVA, Inc.*	800	11,240
Vector Group Ltd.	420	6,313
		5,851,375

Education - 0.2%
Apollo Group, Inc. Class A*	4,550	333,834
Career Education Corp.*	2,400	68,232
Corinthian Colleges, Inc.*	1,800	24,264
DeVry, Inc.*	1,400	28,994
Education Management Corp.*	1,400	37,296
ITT Educational Services, Inc.*	900	32,445
Laureate Education, Inc.*	1,000	37,220
Renaissance Learning, Inc.	500	10,835
Strayer Education, Inc.	200	23,002
		596,122

Electric Utilities - 0.1%
ALLETE, Inc.*	1,800	58,500
Duquesne Light Holdings, Inc.	1,000	17,960
Great Plains Energy, Inc.	1,700	49,555
NSTAR	1,100	54,010
Texas Genco Holdings, Inc.	1,955	91,201
Weststar Energy, Inc.	1,700	34,340
		305,566

Electrical Equipment - 3.1%
A.O. Smith Corp.	100	2,435
Avid Technology, Inc.*	300	14,061
Axcelis Technologies, Inc.*	1,400	11,592
Checkpoint Systems, Inc.*	600	9,342
Credence Systems Corp.*	900	6,480
Fairchild Semiconductor Corp. Class A*	2,100	29,757
FLIR Systems, Inc.*	700	40,950
General Electric Co.	256,800	8,623,344
Genlyte Group, Inc.*	200	12,878
GrafTech International Ltd.*	1,100	15,345
Input/Output, Inc.*	600	6,186
Lincoln Electric Holdings, Inc.	900	28,224
Littelfuse, Inc.*	400	13,812
Microchip Technology, Inc.	4,950	132,858
Molex, Inc.	2,600	77,532
Paxar Corp.*	700	15,876
Power Integrations, Inc.*	400	8,172
Power-One, Inc.*	1,200	7,776
Rogers Corp.*	300	12,747
Veeco Instruments, Inc.*	400	8,388
Vicor Corp.	200	2,022
Xilinx, Inc.	8,300	224,100
		9,303,877

Electronics - 2.3%
Advanced Micro Devices, Inc.*	8,500	110,500
Aeroflex, Inc.*	1,100	11,627
Agere Systems, Inc. Class A*	368	386
Agere Systems, Inc. Class B*	9,048	9,229
Agilent Technologies, Inc.*	11,500	248,055
Altera Corp.*	9,700	189,829
AMETEK, Inc.	1,500	45,480
Amkor Technology, Inc.*	3,800	13,870
Amphenol Corp. Class A*	2,000	68,520
Analog Devices, Inc.	9,800	380,044
Anixter International, Inc.	600	21,054
Applied Materials, Inc.*	44,100	727,209
Applied Micro Circuits Corp.*	5,500	17,215
Arrow Electronics, Inc.*	2,300	51,934
Atmel Corp.*	10,400	37,648
ATMI, Inc.*	500	10,240
Avnet, Inc.*	2,922	50,025
AVX Corp.	3,500	41,475
Belden CDT, Inc.	500	10,900
Benchmark Electronics, Inc.*	700	20,860
Broadcom Corp. Class A*	6,300	171,927
Brooks Automation, Inc.*	500	7,075
Coherent, Inc.*	400	10,376
Conexant Systems, Inc.	9,217	14,839
Cree, Inc.*	1,500	45,795
Cubic Corp.	500	11,450
Curtiss-Wright Corp. Class B	38	2,056
Cymer, Inc.*	500	14,330
Cypress Semiconductor Corp.*	2,700	23,868
DSP Group, Inc.*	500	10,525
Emerson Electric Co.	10,100	625,089
Entegris, Inc.*	1,000	8,340
Exar Corp.*	600	8,496
Gentex Corp.	1,500	52,695

	SHARES	VALUE
Harman International Industries, Inc.	1,600	172,400
Hubbell, Inc. Class B	1,100	49,313
Integrated Circuit Systems, Inc.*	1,300	27,950
Integrated Device Technology, Inc.*	2,100	20,013
International Rectifier Corp.*	1,500	51,450
Intersil Corp. Class A	3,100	49,383
Jabil Circuit, Inc.*	4,800	110,400
KEMET Corp.*	1,500	12,135
KLA-Tencor Corp.*	4,700	194,956
Lam Research Corp.*	3,200	70,016
Lattice Semiconductor Corp.*	1,600	7,856
Linear Technology Corp.	8,000	289,920
LSI Logic Corp.*	8,300	35,773
Maxim Integrated Products, Inc.	7,736	327,156
Micrel, Inc.*	1,800	18,738
Micron Technology, Inc.*	15,900	191,277
Microsemi Corp.*	800	11,280
MKS Instruments, Inc.*	800	12,256
National Semiconductor Corp.*	8,600	133,214
Newport Corp.*	600	6,882
Novellus Systems, Inc.*	3,556	94,554
OmniVision Technologies, Inc.*	1,000	14,150
ON Semiconductor Corp.*	4,300	13,459
PMC-Sierra, Inc.*	3,400	29,954
QLogic Corp.*	2,300	68,103
Rambus, Inc.*	4,400	69,036
Rockwell International Corp.	4,500	174,150
Sanmina Corp.*	11,420	80,511
Silicon Image, Inc.*	1,000	12,640
Silicon Laboratories, Inc.*	1,100	36,399
Siliconix, Inc.*	400	14,332
Skyworks Solutions, Inc.*	3,000	28,500
Solectron Corp.*	24,000	118,800
Synopsys, Inc.*	3,700	58,571
Tech Data Corp.*	1,300	50,115
Technitrol, Inc.*	500	9,750
Tektronix, Inc.	2,000	66,500
Teradyne, Inc.*	4,200	56,280
Texas Instruments, Inc.	42,000	893,760
Thermo Electron Corp.*	3,995	107,945
Thomas & Betts Corp.*	1,100	29,502
Trimble Navigation Ltd.*	750	23,700
TriQuint Semiconductor, Inc.*	1,900	7,410
Vishay Intertechnology, Inc.*	3,200	41,280
Vitesse Semiconductor Corp.*	4,300	11,739
Wilson Greatbatch Technologies, Inc.*	300	5,367
Zoran Corp.*	700	11,004
		6,992,840

Energy - 1.5%
Centerpoint Energy, Inc.	6,800	70,448
ChevronTexaco Corp.	55,412	2,972,300
CONSOL Energy, Inc.	2,200	76,758
DTE Energy Co.	4,200	177,198
Energy East Corp.	3,500	88,130
Entergy Corp.	5,500	333,355
Kinder Morgan, Inc.	3,200	201,024
Peabody Energy Corp.	1,400	83,300
Progress Energy, Inc.	5,900	249,806
Sempra Energy	6,000	217,140
TETRA Technologies, Inc.*	200	6,210
Watts Industries, Inc. Class A	200	5,370
		4,481,039

Enviromental Services - 0.0%
Headwaters, Inc.*	500	15,430
Mine Safety Appliances Co.	600	24,432
Rollins, Inc.	900	21,861
		61,723

Facility Services - 0.0%
ABM Industries, Inc.	800	16,120

Financial Services - 8.7%
A.G. Edwards, Inc.	1,700	58,854
Advanta Corp. Class B	200	4,838
Affiliated Managers Group, Inc.*	600	32,124
Ambac Financial Group, Inc.	2,850	227,857
American Capital Strategies Ltd.	1,600	50,144
American Express Co.	33,200	1,708,472
AmeriCredit Corp.*	3,800	79,344
Ameritrade Holding Corp.*	9,800	117,698
AmSouth Bancorporation	9,200	224,480
Bank of Hawaii Corp.	2,500	118,125
BlackRock, Inc.	500	36,745
Capital One Financial Corp.	6,200	458,180
Cash America International, Inc.	200	4,892
Charles Schwab Corp.	32,800	301,432
Citigroup, Inc.	124,365	5,486,984
Citizens Banking Corp.	500	16,285
Commerce Bancorp, Inc.	1,900	104,880
CompuCredit Corp.*	700	13,034
Countrywide Credit Industries, Inc.	14,600	575,094
Credit Acceptance Corp.*	800	15,152
Cullen/Frost Bankers, Inc.	1,100	51,117
Digital Insight Corp.*	600	8,178

	SHARES	VALUE
Dun & Bradstreet Corp.*	1,600	93,920
E*Trade Group, Inc.*	9,000	102,780
Eaton Vance Corp.	1,500	60,585
eFunds Corp.*	800	14,872
Equifax, Inc.	3,300	86,988
Financial Federal Corp.*	200	7,496
First Commonwealth Financial Corp.	1,200	16,332
First Midwest Bancorp, Inc.	500	17,280
FirstMerit Corp.	1,700	44,719
Franklin Resources, Inc.	6,000	334,560
Fremont General Corp.	1,500	34,725
H&R Block, Inc.	4,500	222,390
IndyMac Bancorp, Inc.	1,300	47,060
Instinet Group, Inc.*	7,300	36,719
Interactive Data Corp.*	1,900	35,758
Investment Technology Group, Inc.*	500	7,650
Investors Financial Services Corp.	1,500	67,695
Irwin Financial Corp.	400	10,328
J.P. Morgan Chase & Co.	84,608	3,361,476
Janus Capital Group, Inc.	5,700	77,577
Jefferies Group, Inc.	1,000	34,470
KeyCorp	10,000	316,000
Knight Trading Group, Inc.*	1,800	16,614
LaBranche & Co., Inc.	500	4,225
Legg Mason, Inc.	2,550	135,839
Lehman Brothers Holdings, Inc.	6,600	526,152
MBIA, Inc.	3,700	215,377
MBNA Corp.	30,750	774,900
MCG Capital Corp.	300	5,208
Mellon Financial Corp.	11,000	304,590
Merrill Lynch & Co., Inc.	24,000	1,193,280
MoneyGram International, Inc.	1,600	27,328
Morgan Stanley Dean Witter & Co.	26,400	1,301,520
National City Corp.	16,308	629,815
National Processing, Inc.*	600	15,912
New Century Financial Corp.	550	33,121
Nuveen Investments Class A	300	8,880
Piper Jaffray Cos., Inc.*	360	14,252
PRG-Schultz International, Inc.*	1,000	5,740
Protective Life Corp.	1,400	55,034
Providian Financial Corp.*	7,000	108,780
Raymond James Financial, Inc.	1,500	36,180
Sky Financial Group, Inc.	2,100	52,500
SLM Corp.	12,200	544,120
South Financial Group, Inc.	1,400	39,480
Southwest Bancorporation of Texas, Inc.	1,000	20,140
State Street Corp.	8,700	371,577
Susquehanna Bancshares, Inc.	800	19,680
Synovus Financial Corp.	7,300	190,895
T. Rowe Price Group, Inc.	3,000	152,820
The Bear Stearns Cos., Inc.	2,700	259,659
The Goldman Sachs Group, Inc.	12,500	1,165,500
The Student Loan Corp.	400	56,700
UICI	700	22,918
Waddell & Reed Financial, Inc. Class A	15,600	343,200
Wells Fargo & Co.	43,840	2,614,179
WFS Financial, Inc.*	900	41,895
Wilmington Trust Corp.	1,500	54,315
		26,087,614

Food & Beverages - 3.5%
Adolph Coors Co. Class B	800	54,336
American Italian Pasta Co. Class A	300	7,845
Anheuser-Busch Cos., Inc.	20,800	1,038,960
Archer-Daniels-Midland Co.	16,877	286,571
Brown Forman Corp. Class B	1,000	45,800
Campbell Soup Co.	9,900	260,271
Chiquita Brands International, Inc.*	300	5,223
Coca-Cola Co.	58,500	2,342,925
Coca-Cola Enterprises, Inc.	12,200	230,580
ConAgra, Inc.	12,700	326,517
Constellation Brands, Inc. Class A*	2,300	87,538
Corn Products International, Inc.	700	32,270
Dean Foods Co.*	3,784	113,596
Del Monte Foods Co.*	4,188	43,932
Dreyer’s Grand Ice Cream Holdings, Inc.	700	55,980
Flowers Foods, Inc.	750	19,387
General Mills, Inc.	9,100	408,590
H.J. Heinz Co.	8,500	306,170
Hain Celestial Group, Inc.*	100	1,768
Hershey Foods Corp.	4,800	224,208
Hormel Foods Corp.	3,300	88,374
Interstate Bakeries Corp.	1,300	5,070
Kellogg Co.	10,700	456,462
Kraft Foods, Inc. Class A	14,100	447,252
McCormick & Co., Inc.	3,200	109,888
Panera Bread Co. Class A*	300	11,262
PepsiAmericas, Inc.	3,400	64,940
PepsiCo, Inc.	40,990	1,994,163
Performance Food Group Co.*	800	18,960

	SHARES	VALUE
Pilgrim’s Pride Corp.	1,500	40,620
Ralcorp Holdings, Inc.	500	18,050
Sanderson Farms, Inc.	400	13,380
Sara Lee Corp.	19,000	434,340
Smithfield Foods, Inc.*	2,700	67,500
SYSCO Corp.	16,600	496,672
The J.M. Smucker Co.	1,329	59,021
Tootsie Roll Industries, Inc.	530	15,487
Triarc Cos., Inc.	200	2,286
Tyson Foods, Inc. Class A	6,002	96,152
Wm. Wrigley Jr. Co.	4,900	310,219
		10,642,565

Forest & Paper Products - 0.7%
Georgia-Pacific Group	6,705	241,045
International Paper Co.	12,624	510,136
Kimberly-Clark Corp.	13,000	839,670
P.H. Glatfelter Co.	700	8,673
Smurfit-Stone Container Corp.	6,600	127,842
Wausau-Mosinee Paper Corp.	800	13,320
Weyerhaeuser Co.	5,600	372,288
		2,112,974

Funeral Services - 0.0%
Service Corp. International*	6,700	41,607
Stewart Enterprises, Inc. Class A*	1,900	13,205
		54,812

Health Care - 0.0%
Inveresk Research Group, Inc.*	600	22,134

Health Care - Biotechnology - 2.2%
Affymetrix, Inc.*	1,100	33,781
Amgen, Inc.*	32,922	1,866,019
AtheroGenics, Inc.*	600	19,770
Biogen Idec, Inc.*	8,105	495,783
Biosite, Inc.*	200	9,792
Cambrex Corp.	500	10,975
Charles River Laboratories International, Inc.*	800	36,640
Chiron Corp.*	4,500	198,900
CUNO, Inc.*	300	17,325
Digene Corp.*	200	5,192
Enzon, Inc.*	500	7,975
Exelixis, Inc.*	300	2,418
Genencor International, Inc.*	900	14,445
Genentech, Inc.*	25,500	1,336,710
Genta, Inc.*	800	2,152
Genzyme Corp.*	5,400	293,814
Gilead Sciences, Inc.*	11,200	418,656
ICOS Corp.*	1,300	31,382
ImClone Systems, Inc.*	900	47,565
Immucor, Inc.*	300	7,425
Integra LifeSciences Holdings*	400	12,844
Martek Biosciences Corp.*	600	29,184
Medarex, Inc.*	1,300	9,594
Medtronic, Inc.	31,400	1,629,660
Nabi Biopharmaceuticals*	600	8,028
Pharmaceutical Product Development, Inc.*	1,000	36,000
Protein Design Labs, Inc.*	2,100	41,118
Tanox, Inc.*	800	13,496
Techne Corp.*	800	30,544
Telik, Inc.*	500	11,150
The Medicines Co.*	600	14,484
Trimeris, Inc.*	300	4,515
Vicuron Phamaceuticals, Inc.*	400	5,872
VISX, Inc.*	700	14,420
		6,717,628

Health Care - Drugs - 4.6%
Abbott Laboratories	40,600	1,719,816
Accredo Health, Inc.*	1,100	25,927
Alkermes, Inc.*	900	10,386
Alpharma, Inc. Class A	700	12,803
American Pharmaceutical Partners, Inc.*	1,450	39,976
AmerisourceBergen Corp.	2,959	158,928
Amylin Pharmaceuticals, Inc.*	1,900	38,988
Andrx Group*	1,600	35,776
Barr Laboratories, Inc.*	2,425	100,468
Bristol-Myers Squibb Co.	46,700	1,105,389
Celgene Corp.*	2,000	116,460
Cephalon, Inc.*	1,300	62,270
Connetics Corp.*	600	16,212
Dendreon Corp.*	600	5,046
Eli Lilly & Co.	29,400	1,765,470
Eon Labs, Inc.*	2,000	43,400
First Horizon Pharmaceutical Corp.*	300	6,003
Forest Laboratories, Inc.*	9,600	431,808
Impax Laboratories, Inc.*	500	7,680
Incyte Corp.*	600	5,778
IVAX Corp.*	5,937	113,694
K-V Pharmaceutical Co. Class A*	500	8,950
King Pharmaceuticals, Inc.*	4,949	59,091
Kos Pharmaceuticals, Inc.*	300	10,683
Ligand Pharmaceuticals, Inc. Class B*	900	9,018
Medicis Pharmaceutical Corp. Class A	1,000	39,040
MedImmune, Inc.*	6,430	152,391

	SHARES	VALUE
Millennium Pharmaceuticals, Inc.*	7,200	98,712
Mylan Laboratories, Inc.	6,425	115,650
Neurocrine Biosciences, Inc.*	800	37,728
NPS Pharmaceuticals, Inc.*	500	10,890
Onyx Pharmaceuticals, Inc.*	700	30,107
OSI Pharmaceuticals, Inc.*	1,000	61,460
Par Pharmaceutical Cos., Inc.*	700	25,151
Pfizer, Inc.	183,175	5,605,155
Priority Healthcare Corp. Class B*	500	10,075
Sepracor, Inc.*	2,100	102,438
United Therapeutics Corp.*	200	6,986
Valeant Pharmaceuticals International	1,700	41,004
Vertex Pharmaceuticals, Inc.*	1,500	15,750
Watson Pharmaceuticals, Inc.*	2,600	76,596
Wyeth	34,700	1,297,780
Zymogenetics, Inc.*	400	6,976
		13,643,909

Health Care - Products - 3.9%
Abgenix, Inc.*	1,200	11,832
Advanced Medical Optics, Inc.*	288	11,396
Align Technology, Inc.*	700	10,696
Allergan, Inc.	3,200	232,160
American Medical Systems Holdings, Inc.*	500	18,135
Arrow International, Inc.	800	23,920
ArthroCare Corp.*	200	5,858
Bausch & Lomb, Inc.	1,100	73,095
Beckman Coulter, Inc.	2,500	140,300
Becton, Dickinson & Co.	6,100	315,370
Biomet, Inc.	6,100	285,968
Boston Scientific Corp.*	21,900	870,087
C.R. Bard, Inc.	2,700	152,901
CONMED, Corp.*	500	13,150
Cooper Cos., Inc.	600	41,130
Cyberonics, Inc.*	400	8,184
Cytyc Corp.*	2,200	53,130
Datascope Corp.	300	11,190
DENTSPLY International, Inc.	1,800	93,492
Diagnostic Products Corp.	500	20,435
Guidant Corp.	8,200	541,528
Haemonetics Corp.*	500	16,420
Henry Schein, Inc.*	1,000	62,310
Hospira, Inc.*	3,440	105,264
Human Genome Sciences, Inc.*	2,600	28,366
Invacare Corp.	500	23,000
Invitrogen Corp.*	1,300	71,487
Johnson & Johnson	71,212	4,011,372
Mentor Corp.	700	23,576
Merck & Co., Inc.	57,800	1,907,400
MGI Pharma, Inc.*	1,400	37,366
NeighborCare, Inc.*	800	20,280
Nektar Therapeutics*	1,700	24,616
Ocular Sciences, Inc.*	400	19,188
Patterson Cos., Inc.*	1,600	122,496
Perrigo Co.	1,100	22,605
PolyMedica Corp.	500	15,400
PSS World Medical, Inc.*	1,100	11,044
ResMed, Inc.*	500	23,805
Respironics, Inc.*	800	42,752
Schering-Plough Corp.	38,300	729,998
Sola International, Inc.*	300	5,715
St. Jude Medical, Inc.*	4,600	346,242
Stryker Corp.	9,600	461,568
Sybron Dental Specialties, Inc.*	500	14,845
Thoratec Corp.*	800	7,696
USANA Health Sciences, Inc.*	200	6,960
Varian Medical Systems, Inc.*	3,200	110,624
Ventana Medical Systems, Inc.*	200	10,088
Wright Medical Group, Inc.*	400	10,048
Zimmer Holdings, Inc.*	6,380	504,275
		11,730,763

Health Care - Services - 2.1%
American Healthways, Inc.*	500	14,555
Amerigroup Corp.*	400	22,500
AmSurg Corp.*	300	6,354
Anthem, Inc.*	3,318	289,495
Apria Healthcare Group, Inc.*	800	21,800
Baxter International, Inc.	15,900	511,344
Beverly Enterprises, Inc.*	1,700	12,869
Cardinal Health, Inc.	11,300	494,601
Caremark Rx, Inc.*	11,100	355,977
Centene Corp.*	400	17,032
Cerner Corp.*	400	17,304
Community Health Care*	2,200	58,696
Covance, Inc.*	1,300	51,961
Coventry Health Care, Inc.*	2,000	106,740
DaVita, Inc.*	2,400	74,760
Express Scripts, Inc.*	1,900	124,146
First Health Group Corp.*	6,600	106,194
Genesis HealthCare Corp.*	150	4,562
HCA-The Healthcare Corp.	12,100	461,615
Health Management Associates, Inc. Class A	6,300	128,709
Health Net, Inc.*	2,700	66,744
Humana, Inc.*	3,900	77,922

	SHARES	VALUE
IDX Systems Corp.*	400	12,980
IMS Health, Inc.	6,100	145,912
Kindred Healthcare, Inc.*	600	14,640
Laboratory Corporation of America Holdings*	3,300	144,276
Lincare Holdings, Inc.*	2,400	71,304
Manor Care, Inc.	2,000	59,920
McKesson HBOC, Inc.	7,600	194,940
Medco Health Solutions, Inc.*	6,529	201,746
MedQuist, Inc.*	500	6,525
NDCHealth Corp.	600	9,630
Odyssey Healthcare, Inc.*	400	7,100
Omnicare, Inc.	2,500	70,900
PacifiCare Health Systems, Inc.*	2,100	77,070
Pediatrix Medical Group, Inc.*	600	32,910
Province Healthcare Co.*	800	16,736
Quest Diagnostics, Inc.	2,700	238,194
Renal Care Group, Inc.*	1,350	43,511
Select Medical Corp.	1,200	16,116
Sierra Health Services, Inc.*	400	19,172
STERIS Corp.*	1,100	24,134
Sunrise Assisted Living, Inc.*	200	7,024
Tenet Healthcare Corp.*	11,150	120,308
Triad Hospitals, Inc.*	1,787	61,544
United Surgical Partners International, Inc.*	400	13,740
UnitedHealth Group, Inc.	17,327	1,277,693
Universal Health Services, Inc. Class B	1,300	56,550
VCA Antech, Inc.*	1,600	33,008
WellChoice, Inc.*	2,000	74,660
Wellpoint Health Networks, Inc.*	2,300	241,707
		6,319,830

Hotels & Restaurants - 0.0%
The Marcus Corp.	200	3,894

Household Products - 0.1%
Alberto-Culver Co. Class B	2,200	95,656
Black & Decker Corp.	2,100	162,624
Church & Dwight Co., Inc.	1,200	33,672
Ethan Allen Interiors, Inc.	800	27,800
Furniture Brands International, Inc.	1,000	25,080
		344,832

Instruments - Scientific - 0.2%
Advanced Neuromodulation Systems, Inc.*	300	9,105
Applera Corp. - Applied Biosystems Group	2,600	49,062
FEI Co.*	1,400	27,664
Fisher Scientific International, Inc.*	2,764	161,224
Intuitive Surgical, Inc.*	400	9,900
Kyphon, Inc.*	500	12,390
Millipore Corp.*	1,000	47,850
Waters Corp.*	3,100	136,710
		453,905

Insurance - 4.6%
21st Century Insurance Group	900	12,015
Aetna, Inc.	1,400	139,902
AFLAC, Inc.	13,200	517,572
Alfa Corp.	1,200	16,752
Allmerica Financial Corp.*	1,100	29,568
Allstate Corp.	18,300	878,217
American Financial Group, Inc.	1,600	47,824
American International Group, Inc.	67,645	4,599,184
American National Insurance Co.	400	38,716
AmerUs Group Co.	400	16,400
Aon Corp.	7,600	218,424
Arthur J. Gallagher & Co.	2,200	72,886
Brown & Brown, Inc.	1,700	77,690
Chubb Corp.	4,600	323,288
CIGNA Corp.	3,700	257,631
Cincinnati Financial Corp.	4,095	168,796
CNA Financial Corp.*	6,100	146,461
CNA Surety Corp.*	900	9,540
Delphi Financial Group, Inc. Class A	450	18,077
Erie Indemnity Co. Class A	1,400	71,428
FBL Financial Group, Inc. Class A	200	5,238
Harleysville Group, Inc.	600	12,396
Hartford Financial Services Group, Inc.	7,000	433,510
HCC Insurance Holdings, Inc.	1,400	42,210
Hilb, Rogal & Hamilton Co.	300	10,866
Horace Mann Educators Corp.	700	12,306
Infinity Property & Casualty Corp.	400	11,812
LandAmerica Financial Group, Inc.	300	13,650
Lincoln National Corp.	4,300	202,100
Loews Corp.	4,800	280,800
Manulife Financial Corp.	6,163	269,878
Markel Corp.*	100	30,840
Marsh & McLennan Cos., Inc.	13,600	622,336
Mercury General Corp.	1,000	52,890

	SHARES	VALUE
MetLife, Inc.	19,700	761,405
MGIC Investment Corp.	2,500	166,375
Nationwide Financial Services, Inc. Class A	1,400	49,154
Odyssey Re Holdings Corp.	1,000	22,180
Ohio Casualty Corp.*	700	14,651
Old Republic International Corp.	4,400	110,132
Philadelphia Consolidated Holding Corp.*	300	16,536
Principal Financial Group, Inc.	8,200	294,954
ProAssurance Corp.*	500	17,510
Prudential Financial, Inc.	13,700	644,448
Radian Group, Inc.	2,100	97,083
Reinsurance Group of America, Inc.	1,400	57,680
RLI Corp.	500	18,775
Safeco Corp.	3,300	150,645
Selective Insurance Group, Inc.	500	18,600
St. Paul Cos., Inc.	17,341	573,293
StanCorp Financial Group, Inc.	500	35,600
State Auto Financial Corp.	600	17,370
Stewart Information Services Corp.	300	11,820
The Commerce Group, Inc.	500	24,200
The First American Corp.	2,000	61,660
The Phoenix Companies, Inc.	1,300	13,546
The PMI Group, Inc.	2,300	93,334
The Progressive Corp.	5,700	483,075
Torchmark, Inc.	2,900	154,222
Transatlantic Holdings, Inc.	1,500	81,525
Triad Guaranty, Inc.*	200	11,096
Unitrin, Inc.	1,500	62,355
Universal American Financial Corp.*	152	1,965
UnumProvident Corp.	7,700	120,813
W.R. Berkley Corp.	2,025	85,374
		13,932,579

Internet Services - 0.8%
Akamai Technologies, Inc.*	2,500	35,125
Ariba, Inc.*	533	4,978
Ask Jeeves, Inc.*	1,200	39,252
CACI International, Inc. Class A*	300	15,834
CMGI, Inc.*	2,700	3,267
CNET Networks, Inc.*	2,900	26,535
Digital River, Inc.*	400	11,912
DoubleClick, Inc.*	2,000	11,820
EarthLink, Inc.*	2,300	23,690
F5 Networks, Inc.*	400	12,184
IAC/InterActiveCorp*	15,296	336,818
j2 Global Communications, Inc.*	200	6,318
Juniper Networks, Inc.*	12,706	299,862
Monster Worldwide, Inc.*	2,400	59,136
Netflix, Inc.*	800	12,336
Priceline.com, Inc.*	300	6,651
Qwest Communications International, Inc.*	46,429	154,609
Real Networks, Inc.*	1,900	8,854
RSA Security, Inc.*	900	17,370
S1 Corp.*	1,300	10,374
Total System Services, Inc.	5,100	128,724
United Online, Inc.*	1,050	10,101
ValueClick, Inc.*	1,100	10,384
VeriSign, Inc.*	6,115	121,566
WebEx Communications, Inc.*	600	13,092
Websense, Inc.*	200	8,334
Yahoo!, Inc.*	32,310	1,095,632
		2,484,758

Leisure - 0.7%
Alliance Gaming Corp.*	600	9,036
Ameristar Casinos, Inc.	400	12,100
Argosy Gaming Co.*	500	19,600
Aztar Corp.*	600	15,900
Boca Resorts, Inc. Class A*	300	5,571
Boyd Gaming Corp.	1,700	47,855
Brunswick Corp.	2,300	105,248
Caesars Entertainment, Inc.*	6,800	113,560
Choice Hotels International, Inc.	800	46,072
Gaylord Entertainment Co.*	700	21,700
Harrah’s Entertainment, Inc.	2,900	153,642
Hilton Hotels Corp.	9,200	173,328
International Game Technology	8,300	298,385
International Speedway Corp. Class A	500	24,950
K2, Inc.*	100	1,431
La Quinta Corp.*	1,900	14,820
Mandalay Resort Group	1,300	89,245
Marriott International, Inc. Class A	6,000	311,760
Marvel Enterprises, Inc.*	1,800	26,208
MGM Mirage, Inc.*	3,600	178,740
Multimedia Games, Inc.*	700	10,850
Penn National Gaming, Inc.*	600	24,240
Sabre Holdings Corp. Class A	3,316	81,341
Scientific Games Corp. Class A*	1,700	32,470
Shuffle Master, Inc.*	400	14,984
Six Flags, Inc.*	1,800	9,792

	SHARES	VALUE
Speedway Motorsports, Inc	500	16,665
Starwood Hotels & Resorts Worldwide, Inc. Class B	5,000	232,100
Station Casinos, Inc.	1,850	90,724
Topps Co., Inc.	900	8,802
WMS Industries, Inc.*	500	12,845
		2,203,964

Machinery - 0.6%
Albany International Corp. Class A	400	11,924
Applied Industrial Technologies, Inc.	100	3,574
Baldor Electric Co.	400	9,464
CARBO Ceramics, Inc.	200	14,428
Caterpillar, Inc.	8,900	716,005
Deere & Co.	6,000	387,300
Dover Corp.	4,900	190,463
Flowserve Corp.*	800	19,344
Graco, Inc.	1,350	45,225
IDEX Corp.	1,000	33,960
JLG Industries, Inc.	400	6,720
Joy Global, Inc.	1,000	34,380
Kennametal, Inc.	700	31,605
Lone Star Technologies, Inc.*	200	7,560
National-Oilwell, Inc.*	1,900	62,434
SPX Corp.	1,600	56,640
Tecumseh Products Co. Class A	700	29,309
Terex Corp.*	1,000	43,400
The Manitowoc Co., Inc.	400	14,184
Universal Compression Holdings, Inc.*	300	10,221
Woodward Governor Co.	200	13,498
		1,741,638

Manufacturing - 0.5%
American Standard Cos., Inc.*	5,200	202,332
AptarGroup, Inc.	500	21,985
Ball Corp.	2,800	104,804
Briggs & Stratton Corp.	500	40,600
CLARCOR, Inc.	400	19,068
Cognex Corp.	500	13,100
Donaldson Co., Inc.	6,600	187,374
Eaton Corp.	4,300	272,663
Leggett & Platt, Inc.	4,600	129,260
Lennox International, Inc.	1,100	16,434
Mykrolis Corp.*	300	3,021
Nordson Corp.	400	13,732
Packaging Corp. of America	2,300	56,281
Pall Corp.	2,800	68,544
Polaris Industries, Inc.	800	44,656
Quanex Corp.	200	10,256
Rayovac Corp.*	500	13,175
The Brink’s Co.	1,000	30,170
Varco International, Inc.*	1,800	48,276
Varian, Inc.*	500	18,935
Wabtec Corp.	800	14,952
Zebra Technologies Corp. Class A*	1,875	114,394
		1,444,012

Metals & Mining - 0.6%
Alcoa, Inc.	22,600	759,134
Arch Coal, Inc.	1,200	42,588
Century Aluminum Co.*	349	9,678
Cleveland-Cliffs, Inc.*	200	16,174
Coeur d’Alene Mines Corp.*	3,000	14,220
Commercial Metals Co.	400	15,888
Freeport-McMoran Copper & Gold, Inc. Class B	4,500	182,250
Hecla Mining Co.*	1,600	11,904
Kaiser Aluminum Corp.*	2,200	99
Kaydon Corp.	500	14,385
Massey Energy Co.	1,700	49,181
MSC Industrial Direct Co., Inc. Class A	800	27,264
Mueller Industries, Inc.	300	12,885
Newmont Mining Corp.	9,600	437,088
Phelps Dodge Corp.	2,200	202,466
Precision Castparts Corp.	1,512	90,795
Stillwater Mining Co.*	1,200	18,600
USEC, Inc.	1,000	10,370
		1,914,969

Multimedia - 2.3%
A.H. Belo Corp. Series A	2,200	49,588
Cox Radio, Inc. Class A*	800	11,936
Emmis Communications Corp. Class A*	500	9,030
Entercom Communications Corp.*	900	29,394
Gannett Co., Inc.	7,100	594,696
Gemstar-TV Guide International, Inc.*	8,961	50,630
Liberty Media Corp. Class A	67,200	585,984
Macrovision Corp.*	600	14,448
Martha Stewart Living Omnimedia, Inc. Class A*	200	3,140
McGraw-Hill Cos, Inc.	4,600	366,574
Media General, Inc. Class A	400	22,380
Meredith Corp.	900	46,242
Metro-Goldwyn-Mayer, Inc. *	5,400	62,478
Pixar, Inc.*	1,400	110,460
The E.W. Scripps Co. Class A	3,300	157,674
The Liberty Corp.	100	3,974
Time Warner, Inc.*	108,300	1,747,962
Tribune Co.	8,300	341,545
Viacom, Inc. Class A	1,400	47,600
Viacom, Inc. Class B	38,415	1,289,207

	SHARES	VALUE
Walt Disney Co.	49,300	1,111,715
XM Satellite Radio Holdings, Inc. Class A*	5,300	164,406
		6,821,063

Office Equipment - 0.3%
Global Imaging Systems, Inc.*	400	12,432
IKON Office Solutions, Inc.	2,900	34,858
Lexmark International Group, Inc. Class A*	3,100	260,431
Pitney Bowes, Inc.	5,600	246,960
Xerox Corp.*	20,100	283,008
		837,689

Office Furnishings & Supplies - 0.1%
Avery Dennison Corp.	2,900	190,762
Herman Miller, Inc.	1,400	34,510
HNI Corp.	500	19,790
Steelcase, Inc. Class A	1,000	14,000
		259,062

Oil & Gas - 5.7%
AGL Resources, Inc.	4,300	132,311
Amerada Hess Corp.	2,400	213,600
Anadarko Petroleum Corp.	6,000	398,160
Apache Corp.	8,484	425,133
Aquila, Inc.*	2,600	8,112
Atmos Energy Corp.	500	12,595
Baker Hughes, Inc.	8,700	380,364
Berry Petroleum Co. Class A	200	7,346
BJ Services Co.	3,800	199,158
Burlington Resources, Inc.	10,300	420,240
Cabot Oil & Gas Corp. Class A	500	22,450
Cal Dive International, Inc.*	400	14,248
Chesapeake Energy Corp.	5,900	93,397
Cimarex Energy Co.*	212	7,407
Comstock Resources, Inc.*	600	12,552
ConocoPhillips	17,800	1,474,730
Cooper Cameron Corp.*	1,300	71,292
Denbury Resources, Inc.*	600	15,240
Devon Energy Corp.	2,870	203,799
Diamond Offshore Drilling, Inc.	2,700	89,073
El Paso Corp.	16,653	153,041
Encore Aquisition Co.*	500	17,250
Energen Corp.	700	36,085
ENSCO International, Inc.	3,600	117,612
EOG Resources, Inc.	2,800	184,380
Equitable Resources, Inc.	1,400	76,034
Evergreen Resources, Inc.*	600	24,171
Exxon Mobil Corp.	156,964	7,586,070
FMC Technologies, Inc.*	1,500	50,100
Forest Oil Corp.*	1,200	36,144
Grey Wolf, Inc.*	2,900	14,181
Halliburton Co.	10,600	357,114
Hanover Compressor Co.*	1,200	16,140
Helmerich & Payne, Inc.	900	25,821
Houston Exploration Co.*	500	29,675
Hydril Co.*	200	8,590
KCS Energy, Inc.*	400	5,564
Kerr-McGee Corp.	3,852	220,527
Key Energy Services, Inc.*	2,900	32,045
Magnum Hunter Resources, Inc.*	800	9,232
Marathon Oil Corp.	8,200	338,496
Murphy Oil Corp.	2,200	190,894
National Fuel Gas Co.	1,800	50,994
New Jersey Resources Corp.	500	20,700
Newfield Exploration Co.*	1,400	85,736
Nicor, Inc.	500	18,350
Noble Energy, Inc.	1,400	81,536
Occidental Petroleum Corp.	10,200	570,486
Oceaneering International, Inc.*	400	14,736
Oil States International, Inc.*	600	11,220
ONEOK, Inc.	2,200	57,244
Patina Oil & Gas Corp.	2,050	60,619
Patterson-UTI Energy, Inc.	4,000	76,280
Penn Virginia Corp.	200	7,918
Piedmont Natural Gas Co., Inc.	1,600	70,304
Pioneer Natural Resources Co.	2,900	99,992
Pogo Producing Co.	1,400	66,430
Premcor, Inc.*	2,100	80,850
Pride International, Inc.*	3,000	59,370
Range Resources Corp.	1,000	17,490
Remington Oil & Gas Corp.*	300	7,875
Rowan Cos., Inc.*	2,300	60,720
SEACOR SMIT, Inc.*	300	14,025
Smith International, Inc.*	2,500	151,825
Southern Union Co.	1,341	27,491
Southwestern Energy Co.*	600	25,194
Spinnaker Exploration Co.*	300	10,512
St. Mary Land & Exploration Co.	3,400	135,354
Stone Energy Corp.*	1,400	61,264
Sunoco, Inc.	1,900	140,562
Superior Energy Services, Inc.*	1,200	15,504
Swift Energy Co.*	300	7,188
Tesoro Petroleum Corp.*	1,300	38,389
Tidewater, Inc.	1,300	42,315

	SHARES	VALUE
UGI Corp.	1,050	39,123
Unit Corp.*	700	24,556
Unocal Corp.	6,800	292,400
Valero Energy Corp.	3,300	264,693
Vintage Petroleum, Inc.	800	16,056
Western Gas Resources, Inc.	1,600	45,744
Williams Cos., Inc.	12,500	151,250
XTO Energy, Inc.	6,682	217,031
		16,969,699

Paper & Related Products - 0.2%
American Greetings Corp. Class A	700	17,584
Boise Cascade Corp.	2,100	69,888
Bowater, Inc.	1,000	38,190
Louisiana-Pacific Corp.	2,400	62,280
MeadWestvaco Corp.	4,840	154,396
Potlatch Corp.	400	18,724
Temple-Inland, Inc.	1,300	87,295
		448,357

Personal Care - 0.0%
Chattem, Inc.*	200	6,450
Nu Skin Enterprises, Inc. Class A	1,300	30,563
Revlon, Inc. Class A*	3,300	8,316
		45,329

Photo Equipment & Supplies - 0.1%
Eastman Kodak Co.	6,900	222,318
Lexar Media, Inc.*	700	5,873
		228,191

Printing - 0.1%
R. R. Donnelley & Sons Co.	5,800	181,656
Valassis Communications, Inc.*	800	23,664
		205,320

Publishing - 0.2%
Dow Jones & Co., Inc.	1,300	52,793
Hollinger International, Inc. Class A	900	15,561
John Wiley & Sons, Inc. Class A	1,000	31,950
Journal Register Co.*	600	11,340
Knight-Ridder, Inc.	2,000	130,900
Lee Enterprises, Inc.	800	37,072
PRIMEDIA, Inc.*	1,000	2,350
ProQuest Co.*	500	12,850
Scholastic Corp.*	500	15,445
The McClatchy Co. Class A	400	28,332
The New York Times Co. Class A	3,600	140,760
The Reader’s Digest Association, Inc.	1,800	26,262
		505,615

Real Estate - 0.1%
Catellus Development Corp.	1,859	49,282
Corrections Corp. of America*	600	21,216
Jones Lang LaSalle, Inc.*	600	19,806
LNR Property Corp.	300	18,573
The St. Joe Co.	1,700	81,209
		190,086

Restaurants - 0.8%
Applebee’s International, Inc.	4,387	110,903
Bob Evans Farms, Inc.	700	19,012
Brinker International, Inc.*	2,300	71,645
CBRL Group, Inc.	900	32,472
CEC Entertainment, Inc.*	600	22,050
CKE Restaurants, Inc.*	500	5,525
Darden Restaurants, Inc.	3,900	90,948
IHOP Corp.	400	15,284
Jack in the Box, Inc.*	500	15,865
Krispy Kreme Doughnuts, Inc.*	1,000	12,660
Landry’s Seafood Restaurants, Inc.	300	8,187
McDonald’s Corp.	30,200	846,506
Outback Steakhouse, Inc.	1,800	74,754
P.F. Chang’s China Bistro, Inc.*	300	14,547
RARE Hospitality International, Inc.*	500	13,325
Ruby Tuesday, Inc.	1,400	39,018
Ryan’s Restaurant Group, Inc.*	800	11,872
Sonic Corp.*	1,350	34,601
Starbucks Corp.*	10,300	468,238
The Cheesecake Factory*	900	39,060
Wendy’s International, Inc.	2,700	90,720
Yum! Brands, Inc.	7,300	296,818
		2,334,010

Retail - Food - 0.3%
Albertson’s, Inc.	9,600	229,728
Kroger Co.*	19,200	297,984
Ruddick Corp.	900	17,676
Safeway, Inc.*	10,700	206,617
SUPERVALU, Inc.	3,200	88,160
Weis Markets, Inc.	400	13,552
Whole Foods Market, Inc.	1,500	128,685
Winn-Dixie Stores, Inc.	2,500	7,725
		990,127

Retail - General - 2.9%
7-Eleven, Inc.*	2,400	47,952
99 Cents Only Stores*	1,166	16,592
Bebe stores, Inc.	600	12,672

	SHARES	VALUE
Big Lots, Inc.*	2,200	26,906
BJ’s Wholesale Club, Inc.*	1,300	35,542
Casey’s General Stores, Inc.	800	14,872
CVS Corp.	9,500	400,235
Dillards, Inc. Class A	1,800	35,532
Dollar General Corp.	7,925	159,689
Electronics Boutique Holdings Corp.*	200	6,820
Family Dollar Stores, Inc.	4,500	121,950
Federated Department Stores, Inc.	4,700	213,521
Fred’s, Inc.	500	8,980
J.C. Penney Co., Inc.	6,700	236,376
Kmart Holding Corp.*	2,200	192,434
Longs Drug Stores Corp.	600	14,520
May Department Stores Co.	7,600	194,788
Sears, Roebuck & Co.	5,800	231,130
Target Corp.	21,900	990,975
TJX Cos., Inc.	12,900	284,316
Wal-Mart Stores, Inc.	102,900	5,474,280
		8,720,082

Retail - Specialty - 3.9%
Abercrombie & Fitch Co. Class A	2,500	78,750
Aeropostale, Inc.*	1,000	26,200
Amazon.com, Inc.*	9,700	396,342
American Eagle Outfitters, Inc.	1,400	51,590
AnnTaylor Stores Corp.*	1,550	36,270
AutoNation, Inc.*	6,400	109,312
Barnes & Noble, Inc.*	1,500	55,500
Bed Bath & Beyond, Inc.*	7,800	289,458
Best Buy Co., Inc.	8,450	458,328
Blockbuster, Inc. Class A	800	6,072
Borders Group, Inc.	1,600	39,680
Burlington Coat Factory Warehouse Corp.	600	12,738
Callaway Golf Co.	800	8,456
Central Garden & Pet Co.*	200	6,124
Chico’s FAS, Inc.*	2,100	71,820
Children’s Place Retail Stores, Inc.*	2,200	52,602
Christopher & Banks Corp.	200	3,202
Circuit City Stores-Circuit City Group	4,400	67,496
Claire’s Stores, Inc.	2,000	50,080
Copart, Inc.*	1,850	35,021
Cost Plus, Inc.*	300	10,614
Costco Wholesale Corp.	11,900	494,564
Dollar Tree Stores, Inc.*	2,700	72,765
eBay, Inc.*	17,100	1,572,174
Foot Locker, Inc.	3,500	82,950
GameStop Corp.*	200	3,702
Group 1 Automotive, Inc.*	400	10,912
Guitar Center, Inc.*	300	12,990
Hollywood Entertainment Corp.*	700	6,909
Home Depot, Inc.	55,150	2,161,880
Hot Topic, Inc.*	600	10,224
Jo-Ann Stores, Inc.*	200	5,608
K-Swiss, Inc. Class A	200	3,850
Kohl’s Corp.*	8,900	428,891
La-Z-Boy, Inc.	600	9,108
Linens ‘n Things, Inc.*	500	11,585
Liz Claiborne, Inc.	2,600	98,072
Lowe’s Cos., Inc.	20,300	1,103,305
Michaels Stores, Inc.	1,600	94,736
NBTY, Inc.*	1,500	32,340
Nordstrom, Inc.	3,400	130,016
Office Depot, Inc.*	7,500	112,725
Pacific Sunwear of California, Inc.*	2,050	43,152
Payless ShoeSource, Inc.*	1,100	11,143
Pep Boys - Manny, Moe & Jack	700	9,800
PETCO Animal Supplies, Inc.*	1,200	39,192
PETsMART, Inc.	3,500	99,365
Pier 1 Imports, Inc.	1,700	30,736
RadioShack Corp.	3,900	111,696
RC2 Corp.*	200	6,580
Regis Corp.	900	36,198
Rite Aid Corp.*	10,300	36,256
Ross Stores, Inc.	3,600	84,384
Saks, Inc.	5,000	60,250
Select Comfort Corp.*	500	9,100
Sonic Automotive, Inc. Class A	400	8,020
Sotheby’s Holdings, Inc. Class A*	500	7,860
Stage Stores, Inc.*	200	6,844
Staples, Inc.	11,900	354,858
Stein Mart, Inc.*	500	7,610
Talbots, Inc.	1,300	32,227
The Gap, Inc.	23,500	439,450
The Limited, Inc.	12,280	273,721
The Men’s Wearhouse, Inc.*	500	14,525
The Nautilus Group, Inc.	500	11,295
The Neiman Marcus Group, Inc. Class A	500	28,750
The Sherwin Williams Co.	3,400	149,464
The Sports Authority, Inc.*	300	6,960
Tiffany & Co.	3,500	107,590
Too, Inc.*	500	9,035
Toys “R” Us, Inc.*	5,100	90,474
Tractor Supply Co.*	400	12,576
Tuesday Morning Corp.*	600	18,552
Urban Outfitters, Inc.*	1,800	61,920
V.F. Corp.	2,900	143,405
Walgreen Co.	26,600	953,078
Williams-Sonoma, Inc.*	2,800	105,140
		11,746,167

	SHARES	VALUE
Steel - 0.2%
AK Steel Holding Corp.*	900	7,344
Allegheny Technologies, Inc.	1,300	23,725
Carpenter Technology Corp.	300	14,322
Maverick Tube Corp.*	700	21,567
Nucor Corp.	1,900	173,603
Reliance Steel & Aluminum Co.	2,500	99,250
Schnitzer Steel Industries, Inc. Class A	500	16,175
Steel Dynamics, Inc.	800	30,896
The Timken Co.	2,000	49,240
United States Steel Corp.	2,700	101,574
Worthington Industries, Inc.	1,900	40,565
		578,261

Telecommunications - 4.7%
ADC Telecommunications, Inc.*	17,800	32,218
Adtran, Inc.	3,100	70,308
Advanced Fibre Communications, Inc.*	1,500	23,850
ALLTEL Corp.	7,400	406,334
American Tower Corp. Class A*	5,400	82,890
AT&T Corp.	19,020	272,367
AT&T Wireless Services, Inc.*	53,813	795,356
BellSouth Corp.	44,500	1,206,840
Cablevision Systems Corp. Class A*	5,600	113,568
CenturyTel, Inc.	700	23,968
CIENA Corp.*	10,500	20,790
Cincinnati Bell, Inc.*	3,000	10,470
Citizens Communications Co.	6,900	92,391
Commonwealth Telephone Enterprises, Inc.*	300	13,065
CommScope, Inc.*	800	17,280
Comverse Technology, Inc.*	4,700	88,501
Cox Communications, Inc. Class A*	14,200	470,446
Crown Castle International Corp.*	5,417	80,605
EchoStar Communications Corp. Class A*	5,700	177,384
Harris Corp.	1,500	82,410
IDT Corp.*	200	2,916
InfoSpace, Inc.*	500	23,695
InterDigital Communications Corp.*	900	14,688
JDS Uniphase Corp.*	35,990	121,286
Level 3 Communications, Inc.*	13,600	35,224
Lucent Technologies, Inc.*	103,400	327,778
Motorola, Inc.	56,700	1,022,868
Nextel Communications, Inc. Class A*	25,800	615,072
Nextel Partners, Inc. Class A*	4,800	79,584
NII Holdings, Inc. Class B*	1,500	61,815
Plantronics, Inc.	900	38,916
Powerwave Technologies, Inc.*	700	4,312
Price Communications Corp.	525	8,006
PTEK Holdings, Inc.*	500	4,285
QUALCOMM, Inc.	42,300	1,651,392
RF Micro Devices, Inc.*	3,300	20,922
SBC Communications, Inc.	79,500	2,063,025
Scientific-Atlanta, Inc.	3,700	95,904
Sprint Corp.	35,000	704,550
Sycamore Networks, Inc.*	3,300	12,474
Symbol Technologies, Inc.	5,650	71,416
Telephone & Data Systems, Inc.	1,200	101,004
Tellabs, Inc.*	10,000	91,900
United States Cellular Corp.*	1,300	56,095
Verizon Communications	71,500	2,815,670
Western Wireless Corp. Class A*	1,900	48,849
Wireless Facilities, Inc.*	700	4,879
		14,179,566

Textile & Apparel - 0.4%
Charming Shoppes, Inc.*	2,100	14,952
Coach, Inc.*	4,500	190,890
Columbia Sportswear Co.*	800	43,600
G & K Services, Inc. Class A	200	7,948
Guess?, Inc.*	400	7,124
Jones Apparel Group, Inc.	3,000	107,400
Kellwood Co.	400	14,580
Mohawk Industries, Inc.*	1,643	130,438
NIKE, Inc. Class B	4,800	378,240
Oakley, Inc.	1,100	13,090
Oxford Industries, Inc.	300	11,175
Phillips-Van Heusen Corp.	200	4,456
Polo Ralph Lauren Corp.	1,300	47,281
Quiksilver, Inc.*	1,000	25,420
Reebok International Ltd.	1,300	47,736
The Finish Line, Inc. Class A	400	12,368
The Warnaco Group, Inc.*	500	11,115
Timberland Co. Class A*	500	28,400
Wolverine World Wide, Inc.	800	20,160
		1,116,373

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	1,500	30,255
Goodyear Tire & Rubber Co.*	3,500	37,590
		67,845

	SHARES	VALUE
Tobacco - 0.9%
Altria Group, Inc.	49,200	2,314,368
Reynolds American, Inc.	3,600	244,944
UST, Inc.	4,000	161,040
		2,720,352

Tools-Hand Held - 0.0%
Snap-on, Inc.	1,200	33,072
Stanley Works	2,000	85,060
Toro Co.	300	20,490
		138,622

Transportation - 1.2%
ABX Air, Inc.*	600	3,900
Alexander & Baldwin, Inc.	500	16,970
Arkansas Best Corp.	400	14,648
Burlington Northern Santa Fe Corp.	4,600	176,226
C.H. Robinson Worldwide, Inc.	1,900	88,141
CNF Transportation, Inc.	1,000	40,990
CSX Corp.	5,200	172,640
EGL, Inc.*	800	24,208
FedEx Corp.	7,800	668,382
Forward Air Corp.*	300	12,006
GATX Corp.	500	13,330
Genesee & Wyoming, Inc. Class A*	200	5,064
Heartland Express, Inc.	900	16,605
J.B. Hunt Transport Services, Inc.	1,800	66,852
Kansas City Southern Industries, Inc.*	1,000	15,170
Kirby Corp.*	500	20,075
Knight Transportation, Inc.*	750	16,065
Laidlaw International, Inc.*	1,200	19,740
Landstar Systems, Inc.*	800	46,944
Norfolk Southern Corp.	9,400	279,556
Offshore Logistics, Inc.*	200	6,884
Old Dominion Freight Line, Inc.*	300	8,643
Overseas Shipholding Group, Inc.	900	44,676
Ryder System, Inc.	1,600	75,264
Swift Transportation Co., Inc.*	1,500	25,230
Union Pacific Corp.	6,200	363,320
United Parcel Service, Inc. Class B	15,000	1,138,800
USF Corp.	2,400	86,136
Werner Enterprises, Inc.	1,000	19,310
Yellow Roadway Corp.*	1,000	46,890
		3,532,665

Utilities - 2.6%
AES Corp.*	15,500	154,845
Allegheny Energy, Inc.*	2,800	44,688
Alliant Energy Corp.	2,400	59,712
Ameren Corp.	5,100	235,365
American Electric Power Co., Inc.	10,300	329,188
American Power Conversion Corp.	4,800	83,472
Aqua America, Inc.	2,076	45,900
Avista Corp.	800	14,480
Black Hills Corp.	500	13,890
Calpine Corp.*	8,300	24,070
CH Energy Group, Inc.	300	13,740
Cinergy Corp.	4,700	186,120
Cleco Corp.	600	10,344
CMS Energy Corp.*	1,900	18,088
Consolidated Edison, Inc.	6,300	264,852
Constellation Energy Group	4,000	159,360
Dominion Resources, Inc.	8,500	554,625
DPL, Inc.	2,800	57,624
Duke Energy Corp.	22,500	515,025
Dynegy, Inc. Class A*	5,700	28,443
Edison International	7,800	206,778
El Paso Electric Co.*	1,200	19,284
Exelon Corp.	17,200	631,068
FirstEnergy Corp.	8,600	353,288
FPL Group, Inc.	4,800	327,936
FuelCell Energy, Inc.*	900	9,225
IDACORP, Inc.	600	17,436
KeySpan Corp.	4,200	164,640
MDU Resources Group, Inc.	6,450	169,828
NiSource, Inc.	6,837	143,645
Northeast Utilities	2,800	54,292
Northwest Natural Gas Co.	500	15,865
OGE Energy Corp.	1,700	42,891
Otter Tail Power Co.	500	12,750
Parker-Hannifin Corp.	2,900	170,694
Peoples Energy Corp.	700	29,176
Pepco Holdings, Inc.	4,100	81,590
PG&E Corp.*	9,500	288,800
Pinnacle West Capital Corp.	2,200	91,300
PNM Resources, Inc.	750	16,883
PPL Corp.	4,600	217,028
Public Service Enterprise Group, Inc.	5,700	242,820
Puget Energy, Inc.	2,200	49,940
Questar Corp.	2,000	91,640
Reliant Resources, Inc.*	7,144	66,654
SCANA Corp.	2,700	100,818
Sierra Pacific Resources*	1,900	17,005
Southern Co.	17,700	530,646
Southwest Gas Corp.	500	11,975
TECO Energy, Inc.	4,100	55,473
TXU Corp.	7,800	373,776
UIL Holdings Corp.	200	9,838
Unisource Energy Corp.	600	14,610
Vectren Corp.	1,700	42,806
WGL Holdings, Inc.	900	25,434

	SHARES	VALUE
Wisconsin Energy Corp.	2,800	89,320
WPS Resources Corp.	800	35,992
Xcel Energy, Inc.	9,600	166,272
		7,803,247

Waste Management - 0.2%
Allied Waste Industries, Inc.*	7,100	62,835
Republic Services, Inc. Class A	3,900	116,064
Stericycle, Inc.*	900	41,310
Waste Connections, Inc.*	750	23,760
Waste Management, Inc.	15,100	412,834
		656,803

Other - 3.3%
DFA U.S. MicroCap Portfolio*	722,747	9,807,675

TOTAL COMMON STOCKS (Identified Cost $277,341,826)		297,717,060

SHORT-TERM INVESTMENTS - 0.5%

Other - 0.5%
SSgA Government Money Market Fund	823	823
SSgA Money Market Fund	1,423,658	1,423,658

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,424,481)		1,424,481

Total Investments - 99.7% (Identified Cost $278,766,307)#		299,141,541
Cash and Other Assets, Less Liabilities — 0.3%		872,989
Net Assets — 100%		$300,014,530

*                 Non-income producing security

#                 At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $278,766,307. Net unrealized appreciation aggregated $20,375,234, of which $39,466,757 related to appreciated investment securities and $19,091,523 related to depreciated investment securities.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2004 (Unaudited)

		FACE AMOUNT	VALUE
BONDS AND NOTES - 97.7%

Canada - 11.4%
BP Canada Finance Co., 3.625%, 1/15/09	USD	$4,525,000	$4,512,389
Canada Housing Trust, 4.650%, 9/15/09	CAD	5,500,000	4,436,080
Canada Mortgage & Housing Corp., 3.375%, 12/01/08	USD	3,450,000	3,448,037
Government of Canada, 4.250%, 9/01/09	CAD	1,200,000	957,629
Government of Canada, 5.250%, 11/05/08	USD	5,500,000	5,890,137
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	5,624,886
Province of British Columbia, 5.375%, 10/29/08	USD	1,300,000	1,392,378
Province of Ontario, 5.500%, 10/01/08	USD	7,550,000	8,109,047
			34,370,583

Finland - 2.6%
Republic of Finland, 3.250%, 5/15/09	USD	8,000,000	7,904,800

France - 4.0%
Dexia Credit Local, 5.500%, 1/21/09	USD	4,600,000	4,907,731
Total Capital SA, 3.500%, 1/05/09	USD	7,200,000	7,171,560
			12,079,291

Germany - 7.4%
DSL Bank AG, 5.500%, 2/17/09	USD	1,700,000	1,813,671
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	397,909
KfW Group, 3.250%, 3/30/09	USD	7,200,000	7,142,076
Landeskreditbank Baden Wuerttemberg - Foerderbank, 3.000%, 9/30/08	USD	5,000,000	4,894,890
Landwirtschaftliche Rentenbank, 3.750%, 6/15/09	USD	8,100,000	8,094,476
			22,343,022

Luxembourg - 2.7%
European Investment Bank, 3.375%, 3/16/09	USD	8,300,000	8,300,573

Netherlands - 4.8%
Bank Nederlandse Gemeenten NV, 4.375%, 9/15/09	USD	4,000,000	4,103,400
Nederlandse Waterschapsbank, 2.750%, 12/30/08	USD	5,000,000	4,825,415
Rabobank Nederland - Cooperatieve Centrale Raiffeisen - Boerenleenbank BA, 5.500%, 9/17/08	USD	5,200,000	5,558,561
			14,487,376

Norway - 2.7%
Eksportfinans ASA, 4.375%, 7/15/09	USD	8,000,000	8,220,336

Philippines - 3.1%
Asian Development Bank, 5.947%, 5/20/09	USD	8,500,000	9,316,340

Spain - 4.0%
Instituto de Credito Oficial, 3.875%, 7/15/09	USD	8,100,000	8,156,254
Kingdom of Spain, 5.875%, 7/28/08	USD	3,500,000	3,802,428
			11,958,682

United States - 55.0%
Bayerische Landesbank Girozentrale, 2.875%, 10/15/08	USD	1,700,000	1,651,346
Bayerische Landesbank Girozentrale, 5.875%, 12/01/08	USD	2,100,000	2,278,958
Citigroup, Inc., 3.625%, 2/09/09	USD	2,470,000	2,463,185
Citigroup, Inc., 4.250%, 7/29/09	USD	2,000,000	2,036,294
Federal Farm Credit Bank, 3.625%, 10/24/08	USD	13,000,000	13,048,737
Federal Home Loan Bank, 3.000%, 4/15/09	USD	5,700,000	5,557,762
Federal Home Loan Bank, 3.500%, 2/13/09	USD	4,000,000	3,986,172
Federal Home Loan Bank, 3.625%, 11/14/08 Series 439	USD	2,000,000	2,010,352
Federal Home Loan Bank, 3.625%, 11/14/08 Series BZ08	USD	2,000,000	2,008,826
Federal Home Loan Bank, 5.500%, 8/15/08	USD	1,800,000	1,930,093
Federal Home Loan Mortgage Corp., 3.375%, 4/15/09	USD	3,000,000	2,968,695
Federal Home Loan Mortgage Corp., 5.125%, 10/15/08	USD	11,500,000	12,212,908

		FACE AMOUNT	VALUE
Federal Home Loan Mortgage Corp., 5.750%, 3/15/09	USD	4,000,000	4,350,652
Federal National Mortgage Association, 3.250%, 2/15/09	USD	12,000,000	11,831,940
Federal National Mortgage Association, 5.250%, 1/15/09	USD	4,600,000	4,904,005
Fifth Third Bank, 3.375%, 8/15/08	USD	4,000,000	3,967,448
General Electric Capital Corp., 3.250%, 6/15/09	USD	8,200,000	8,014,598
Interamerican Development Bank, 5.375%, 11/18/08	USD	3,200,000	3,447,226
International Bank for Reconstruction & Development, 5.125%, 3/13/09	USD	6,000,000	6,392,400
International Finance Corp., 3.750%, 6/30/09	USD	8,300,000	8,387,258
Pfizer, Inc., 5.625%, 4/15/09	USD	6,100,000	6,561,709
Procter & Gamble Co., 4.300%, 8/15/08	USD	1,800,000	1,856,660
Procter & Gamble Co., 6.875%, 9/15/09	USD	2,500,000	2,848,175
Tennessee Valley Authority, 5.375%, 11/13/08 Series G	USD	11,140,000	11,934,126
The Gillette Co., 3.800%, 9/15/09	USD	1,800,000	1,803,546
Toyota Motor Credit Corp., 2.875%, 8/01/08	USD	6,350,000	6,211,430
US Bank N.A., 3.400%, 3/02/09	USD	6,800,000	6,679,626
Wal-Mart Stores, Inc., 6.875%, 8/10/09	USD	8,300,000	9,422,932
Wells Fargo & Co., 3.125%, 4/01/09	USD	7,500,000	7,309,388
Westdeutsche Landesbank, 6.050%, 1/15/09	USD	7,500,000	8,113,170
			166,189,617

TOTAL BONDS AND NOTES (Identified Cost $294,225,007)			295,170,620

		SHARES
SHORT-TERM INVESTMENTS - 0.9%

United States - 0.9%
SSgA Government Money Market Fund		512	512
SSgA Money Market Fund		2,520,673	2,520,673
			2,521,185

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,521,185)			2,521,185

Total Investments - 98.6% (Identified Cost $296,746,192)#			297,691,805
Cash and Other Assets, Less Liabilities — 1.4%			4,364,294
Net Assets — 100%			$302,056,099

#                 At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $296,746,192. Net unrealized appreciation aggregated $945,613 of which $1,929,112 related to appreciated investment securities and $983,499 related to depreciated investment securities.

Sector Holdings at September 30, 2004

(As a percentage of Net Assets):

Industry	Percentage
Banks	29.2%
Government Agency	25.4%
Foreign Government/Agency	11.9%
Financial Services	10.2%
Supranational Organizations	8.5%
Retail - General	3.1%
Diversified Operations	2.7%
Oil & Gas	2.4%
Health Care - Drugs	2.2%
Cosmetics & Toiletries	2.2%
Other	0.8%
98.6%

At September 30, 2004, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Depreciation

Canadian Dollar (sell)	10/04/2004	2,060,186	$1,569,426	$1,628,188	$58,762
Canadian Dollar (sell)	10/04/2004	3,237,687	$2,491,391	$2,558,781	$67,390
Canadian Dollar (sell)	10/04/2004	3,156,524	$2,444,492	$2,494,636	$50,144
Canadian Dollar (sell)	10/04/2004	5,608,629	$4,323,409	$4,432,563	$109,154
Swedish Krona (sell)	10/20/2004	2,970,156	$400,167	$407,537	$7,370
					$292,820

Key to abbreviations:

CAD – Canadian Dollar

SEK – Swedish Krona

USD – U.S. Dollar

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2004 (Unaudited)

	SHARES	VALUE
MUTUAL FUNDS - 99.8%

Other - 99.8%
DFA International Small Company Portfolio	8,352,422	$106,576,907

TOTAL MUTUAL FUNDS (Identified Cost $75,010,102)		106,576,907

SHORT-TERM INVESTMENTS - 0.0%

Other - 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2	2

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3)		3

Total Investments - 99.8% (Identified Cost $75,010,105)#		106,576,910
Cash and Other Assets, Less Liabilities — 0.2%		186,982
Net Assets — 100%		$106,763,892

#                 At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $75,010,105. Net unrealized appreciation aggregated $31,566,805, which related solely to appreciated investment securities.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2004 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.1%

Advertising - 0.1%
Emak Worldwide, Inc.*	800	$7,792
Traffix, Inc.	1,100	6,501
ValueVision International, Inc. Class A*	5,700	76,323
		90,616

Aerospace/Defense - 1.1%
AAR Corp.*	4,500	56,025
Analex Corp.*	700	2,156
ARGON ST, Inc.*	700	19,670
Armor Holdings, Inc.*	4,900	203,889
BE Aerospace, Inc.*	5,100	46,410
CPI Aerostructures, Inc.*	400	3,640
DRS Technologies, Inc.*	3,500	131,040
Ducommun, Inc.*	1,055	23,579
EDO Corp.	3,200	88,800
Engineered Support Systems, Inc.	3,650	166,586
GenCorp, Inc.	6,700	90,785
HEICO Corp.	1,500	26,520
HEICO Corp. Class A	120	1,618
Herley Industries, Inc.*	1,800	33,642
Hexcel Corp.*	6,300	87,066
Innovative Solutions and Support, Inc.*	1,300	31,889
Kaman Corp. Class A	3,200	38,208
Ladish Co., Inc.*	1,200	10,980
MTC Technologies, Inc.*	1,000	27,630
Orbital Sciences Corp.*	7,800	89,076
REMEC, Inc.*	7,924	37,322
SPACEHAB, Inc.*	1,000	2,499
Teledyne Technologies, Inc.*	5,200	130,208
The Allied Defense Group, Inc.*	600	11,124
The Fairchild Corp. Class A*	2,900	11,542
The Titan Corp.*	5,600	78,232
Triumph Group, Inc.*	2,400	81,192
United Industrial Corp.	1,800	59,202
		1,590,530

Agricultural Operations - 0.2%
AGCO Corp.*	3,000	67,860
Delta & Pine Land Co.	6,100	163,175
Embrex, Inc.*	1,100	14,872
LESCO, Inc.*	1,300	17,212
		263,119

Airlines - 0.6%
AirTran Holdings, Inc.*	12,700	126,492
Alaska Air Group, Inc.*	5,000	123,900
America West Holding Corp. Class B*	4,700	25,380
ATA Holdings Corp.*	600	1,452
Continental Airlines, Inc. Class B*	10,600	90,312
Delta Air Lines, Inc.	18,600	61,194
ExpressJet Holdings, Inc.*	8,700	87,087
FLYi, Inc.*	5,400	21,114
Frontier Airlines, Inc.*	4,650	35,712
MAIR Holdings, Inc.*	2,000	16,400
Mesa Air Group, Inc.*	3,800	19,380
Midwest Air Group, Inc.*	1,400	4,130
Northwest Airlines Corp. Class A*	13,800	113,298
SkyWest, Inc.	8,200	123,410
US Airways Group, Inc. Class A*	1,700	1,377
		850,638

Auto & Related - 1.6%
A.S.V., Inc.*	1,800	67,374
Aftermarket Technology Corp.*	3,100	38,998
American Axle & Manufacturing Holdings, Inc.	300	8,778
Arctic Cat, Inc.	2,300	59,685
ArvinMeritor, Inc.	500	9,375
Asbury Automotive Group, Inc.*	9,000	121,500
Bandag, Inc.	1,200	52,560
Coachmen Industries, Inc.	1,900	29,982
Collins & Aikman Corp.*	11,440	47,819
CSK Auto Corp.*	7,000	93,240
Dollar Thrifty Automotive Group, Inc.*	3,800	92,454
Dura Automotive Systems, Inc.*	1,500	10,635
IMPCO Technologies, Inc.*	2,000	9,800
Insurance Auto Auctions, Inc.*	1,300	22,295
Lithia Motors, Inc. Class A	2,197	46,708
LoJack Corp.*	1,600	17,920
Midas, Inc.*	3,000	48,600
Monaco Coach Corp.	4,650	100,673
National R.V. Holdings, Inc.*	1,100	13,673
Noble International Ltd.	1,200	21,924
Oshkosh Truck Corp.	2,600	148,356
Raytech Corp.*	1,400	2,534
Rent-Way, Inc.*	3,400	23,290
Skyline Corp.	500	20,025
Spartan Motors, Inc.	2,400	33,696
Standard Motor Products, Inc.	2,100	31,731
Strattec Security Corp.*	300	18,678
Superior Industries International, Inc.	4,000	119,800
Tenneco Automotive, Inc.*	6,700	87,770
Thor Industries, Inc.	6,800	179,996

	SHARES	VALUE
Tower Automotive, Inc.*	6,500	13,585
United Auto Group, Inc.	4,700	117,923
United Rentals, Inc.*	7,600	120,764
Visteon Corp.	13,200	105,468
Wabash National Corp.*	4,600	126,362
Winnebago Industries, Inc.	5,100	176,664
		2,240,635

Banks/Savings & Loans - 7.2%
1st Source Corp.	3,061	78,484
ACE Cash Express, Inc.*	1,900	49,476
Alabama National BanCorp.	2,558	153,147
AMCORE Financial, Inc.	3,800	107,844
Anchor BanCorp Wisconsin, Inc.	3,400	88,060
BancorpSouth, Inc.	1,600	36,784
BankUnited Financial Corp. Class A*	4,400	128,260
Banner Corp.	1,660	48,804
Boston Private Financial Holdings, Inc.	4,400	109,824
Brookline Bancorp, Inc.	8,248	129,246
Cathay Bancorp, Inc.	5,818	216,371
Center Financial Corp.	1,200	22,824
Central Pacific Financial Corp.	2,400	66,048
CFS Bancorp, Inc.	1,100	15,290
Charter Financial Corp.	2,228	75,596
Chemical Financial Corp.	3,372	123,145
Chittenden Corp.	5,512	150,202
Columbia Banking System, Inc.	1,983	47,176
Commercial Capital Bancorp, Inc.	2,319	52,618
Commercial Federal Corp.	4,796	129,396
Community Bank Systems, Inc.	4,300	108,059
Community First Bankshares, Inc.	4,900	157,094
Community Trust Bancorp, Inc.	726	22,564
Corus Bankshares, Inc.	3,600	155,268
CVB Financial Corp.	7,292	162,028
Dime Community Bancshares	5,950	99,960
Downey Financial Corp.	700	38,472
East West Bancorp, Inc.	6,400	214,976
Fidelity Bankshares, Inc.	2,445	90,930
First Charter Corp.	4,800	116,016
First Citizens BancShares, Inc.	200	23,600
First Community Bancorp	2,500	102,500
First Community Bancshares, Inc.	1,561	51,279
First Federal Capital Corp.	2,800	84,672
First Financial Bancorp	7,465	127,502
First Financial Holdings, Inc.	1,800	56,268
First Indiana Corp.	1,900	38,190
First Merchants Corp.	2,777	68,456
First National Bankshares of Florida	3,173	77,897
First Niagara Financial Group, Inc.	10,593	141,734
First PacTrust Bancorp, Inc.	200	5,020
First Place Financial Corp.	1,600	32,000
First Republic Bank	2,150	98,900
First State Bancorp	900	28,377
FirstFed Financial Corp.*	2,400	117,312
Flagstar Bancorp, Inc.	6,050	128,744
Flushing Financial Corp.	2,900	55,129
FNB Corp.	7,381	163,342
Glacier Bancorp, Inc.	4,112	119,906
Gold Banc Corp., Inc.	5,100	68,799
Greater Bay Bancorp	5,700	163,875
Hancock Holding Co.	5,200	165,308
Harbor Florida Bancshares, Inc.	3,844	119,548
Harleysville National Corp.	4,137	101,398
Heartland Financial USA, Inc.	1,100	20,295
Horizon Financial Corp.	1,300	24,973
Hudson River Bancorp, Inc.	4,200	79,716
Hudson United Bancorp	500	18,425
IBERIABANK Corp.	1,100	63,492
Independent Bank Corp.-MA	2,182	67,446
Independent Bank Corp.-MI	3,296	88,992
Integra Bank Corp.	2,400	52,080
Lakeland Bancorp, Inc.	1,653	27,175
MAF Bancorp, Inc.	2,795	120,548
Main Street Banks, Inc.	3,106	95,044
MB Financial, Inc.	4,000	158,560
MBT Financial Corp.	2,300	45,149
Mid-State Bancshares	3,700	95,201
Midwest Banc Holdings, Inc.	2,500	48,050
Nara Bancorp, Inc.	3,500	70,525
National Penn Bancshares, Inc.	4,315	137,951
NBT Bancorp, Inc.	5,260	123,242
Northwest Bancorp, Inc.	6,200	140,554
OceanFirst Financial Corp.	1,678	40,708
Ocwen Financial Corp.*	10,200	93,330
Online Resources Corp.*	1,600	11,360
Pacific Capital Bancorp	5,866	173,516
Partners Trust Financial Group, Inc.	871	9,025
PFF Bancorp, Inc.	2,480	94,910
Prosperity Bancshares, Inc.	3,600	96,192
Provident Bankshares Corp.	5,240	175,802
Provident Financial Services, Inc.	1,314	22,669

	SHARES	VALUE
Republic Bancorp, Inc.	10,228	157,511
Riggs National Corp.	4,300	95,460
S&T Bancorp, Inc.	4,200	149,982
Sandy Spring Bancorp, Inc.	2,300	75,210
Seacoast Banking Corp. of Florida	2,210	47,206
Silicon Valley Bancshares*	4,500	167,265
Simmons First National Corp. Class A	2,100	53,718
Sound Federal Bancorp, Inc.	1,100	16,082
Southwest Bancorp, Inc.	1,200	26,460
State Financial Services Corp. Class A	1,100	30,184
Sterling Bancorp	2,175	58,834
Sterling Bancshares, Inc.	6,700	90,115
Sterling Financial Corp.	3,385	119,287
Sun Bancorp, Inc.	2,170	47,588
Texas Regional Bancshares, Inc. Class A	5,469	170,031
The Banc Corp.	2,500	17,500
TierOne Corp.	2,600	59,956
TrustCo Bank Corp. NY	11,834	151,712
UCBH Holdings, Inc.	3,000	117,210
UMB Financial Corp.	2,600	123,942
Umpqua Holdings Corp.	7,032	158,642
United Bankshares, Inc.	4,400	152,460
United Community Banks, Inc.	5,747	139,480
United Community Financial Corp.	4,400	50,028
Washington Trust Bancorp, Inc.	1,900	49,685
Waypoint Financial Corp.	4,170	114,967
Webster Financial Corp.	456	22,522
WesBanco, Inc.	3,000	87,240
West Coast Bancorp	1,947	40,556
Westcorp.	5,360	227,907
Willow Grove Bancorp, Inc.	800	13,236
Wintrust Financial Corp.	3,050	174,704
Yardville National Bancorp	900	26,190
		10,361,518

Broadcasting - 0.8%
4Kids Entertainment, Inc.*	1,800	36,360
Acacia Research-Acacia Technologies*	2,200	9,108
Acme Communications, Inc.*	1,700	10,115
Beasley Broadcast Group, Inc. Class A*	900	14,130
Charter Communications, Inc. Class A*	46,100	122,626
Crown Media Holdings, Inc. Class A*	11,800	98,530
Cumulus Media, Inc. Class A*	5,800	83,462
Digital Generation Systems, Inc.*	7,500	9,450
Entravision Communications Corp.*	8,900	67,729
Gray Television, Inc.	6,600	78,540
Insight Communications Co., Inc.*	7,200	63,360
Lin TV Corp. Class A*	3,300	64,284
Mediacom Communications Corp.*	15,300	99,909
NTN Communications, Inc.*	3,700	9,620
Paxson Communications Corp.*	6,400	8,640
Regent Communications, Inc.*	5,600	31,696
Saga Communications, Inc. Class A*	2,800	47,460
Salem Communications Corp. Class A*	3,300	83,556
Sinclair Broadcast Group, Inc. Class A	7,400	54,020
Spanish Broadcasting System, Inc. Class A*	6,360	62,582
TiVo, Inc.*	12,800	84,736
World Wrestling Federation Entertainment, Inc.	3,400	41,548
		1,181,461

Building & Construction - 2.7%
Ampco-Pittsburgh Corp.	1,000	13,260
Apogee Enterprises, Inc.	4,100	53,013
Beazer Homes USA, Inc.	1,825	195,074
Cavalier Homes, Inc.*	1,300	7,345
Champion Enterprises, Inc.*	11,400	117,306
Comfort Systems USA, Inc.*	5,600	36,960
Drew Industries, Inc.*	1,500	53,775
Dycom Industries, Inc.*	6,300	178,857
ElkCorp	3,100	86,056
Emcor Group, Inc.*	2,300	86,526
Fleetwood Enterprises, Inc.*	9,400	142,692
Florida Rock Industries, Inc.	8,325	407,842
Foster Wheeler Ltd.*	1,200	564
Granite Construction, Inc.	6,250	149,375
Hovnanian Enterprises, Inc. Class A*	2,800	112,280
Insituform Technologies, Inc. Class A*	4,000	74,680
Integrated Electrical Services, Inc.*	5,100	24,531
M.D.C. Holdings, Inc.	1,629	119,080
M/I Schottenstein Homes, Inc.	2,300	97,612

	SHARES	VALUE
Meritage Corp.*	2,200	172,920
Modine Manufacturing Co.	4,500	135,495
Modtech Holdings, Inc.*	1,200	9,048
NCI Building Systems, Inc.*	2,900	92,510
Orleans Homebuilders, Inc.*	2,700	60,804
Palm Harbor Homes, Inc.*	3,400	57,290
Perini Corp.*	3,300	47,058
Ryland Group, Inc.	2,300	213,118
Simpson Manufacturing Co., Inc.	3,200	202,240
Standard Pacific Corp.	2,100	118,377
Sterling Construction Co., Inc.*	200	1,240
Texas Industries, Inc.	3,000	154,320
The Shaw Group, Inc.*	9,600	115,200
Trex Co., Inc.*	2,400	106,272
URS Corp.*	5,200	138,736
WCI Communities, Inc.*	6,100	142,130
William Lyon Homes, Inc.*	1,600	142,240
York International Corp.	3,300	104,247
		3,970,073

Business Services - 3.1%
Acxiom Corp.	1,700	40,358
Administaff, Inc.*	3,900	45,630
ADVO, Inc.	5,200	160,888
Ambassadors International, Inc.	1,000	12,640
AMN Healthcare Services, Inc.*	4,200	50,190
aQuantive, Inc.*	9,700	93,605
Aspect Communications Corp.	8,800	87,384
Banta Corp.	3,700	147,075
Bowne & Co., Inc.	5,600	72,744
Brady Corp. Class A	3,300	160,941
Catalina Marketing Corp.	8,000	184,640
CCC Information Services Group, Inc.*	200	3,538
CDI Corp.	3,000	61,500
Century Business Services, Inc.*	11,000	49,390
Charles River Associates, Inc.*	1,000	38,290
CIBER, Inc.*	8,400	63,168
Clark, Inc.*	2,400	32,496
Concur Technologies, Inc.*	4,600	48,254
Consolidated Graphics, Inc.*	2,000	83,800
CorVel Corp.*	300	8,904
Cross Country Healthcare, Inc.*	4,800	74,400
CSG Systems International, Inc.*	8,800	135,608
DiamondCluster International, Inc.*	5,200	63,440
DocuCorp International, Inc.*	1,600	13,600
Electro Rent Corp.	3,500	38,640
ePlus, Inc.*	1,200	12,553
Exult, Inc.*	15,100	79,426
First Consulting Group, Inc.*	1,900	9,006
Forrester Research, Inc.*	3,000	45,720
Foundry Networks, Inc.*	2,400	22,776
FTI Consulting, Inc.*	6,375	120,488
Gartner, Inc. Class A*	7,000	81,830
Gevity HR, Inc.	4,224	64,965
Heidrick & Struggles International, Inc.*	3,000	86,460
infoUSA, Inc.*	8,500	75,735
Innodata Isogen, Inc.*	1,800	7,254
Intelli-Check, Inc.*	900	4,923
John H. Harland Co.	4,700	147,345
Keane, Inc.*	8,900	136,704
Kelly Services, Inc. Class A	4,100	109,511
Kforce, Inc.*	4,445	37,249
Korn/Ferry International*	6,100	111,203
Labor Ready, Inc.*	6,600	92,532
MAXIMUS, Inc.*	3,300	95,073
Microstrategy, Inc. Class A*	800	32,872
MPS Group, Inc.*	13,700	115,217
Navigant Consulting, Inc.*	7,500	164,700
Navigant International, Inc.*	2,000	32,660
NCO Group, Inc.*	4,636	124,940
On Assignment, Inc.*	3,200	14,208
PDI, Inc.*	2,100	56,679
QRS Corp.*	1,900	13,148
Resources Connection, Inc.*	4,000	151,120
SITEL Corp.*	8,800	19,008
SM&A*	1,500	10,485
Spherion Corp.*	9,000	70,380
TeamStaff, Inc.*	2,100	4,830
TeleTech Holdings, Inc.*	11,900	112,336
Tetra Tech, Inc.*	9,000	114,030
The Corporate Executive Board Co.	1,400	85,736
The Keith Cos., Inc.*	800	11,920
TRC Cos., Inc.*	1,950	36,602
Watson Wyatt & Co. Holdings	5,500	144,650
		4,427,397

Chemicals - 2.9%
A. Schulman, Inc.	5,900	130,036
Aceto Corp.	1,950	28,080
Airgas, Inc.	2,700	64,989
Albemarle Corp.	4,100	143,869
Arch Chemicals, Inc.	3,400	97,070
Cabot Microelectronics Corp.*	4,000	145,000
Crompton Corp.	18,300	173,667

	SHARES	VALUE
Cytec Industries, Inc.	3,400	166,430
Dionex Corp.*	3,000	164,100
Ferro Corp.	6,300	137,403
FMC Corp.*	3,500	169,995
Georgia Gulf Corp.	5,000	222,950
Great Lakes Chemical Corp.	5,600	143,360
H.B. Fuller Co.	4,600	126,040
Hawkins, Inc.	1,200	14,340
Hercules, Inc.*	14,000	199,500
IMC Global, Inc.	11,500	199,985
Kronos Worldwide Inc	2,779	110,328
Landec Corp.*	2,100	15,750
MacDermid, Inc.	4,800	139,008
Millennium Chemicals, Inc.	8,900	188,769
Minerals Technologies, Inc.	2,000	117,720
NewMarket Corp.*	5,000	104,400
NL Industries, Inc.	7,400	135,494
Olin Corp.	9,800	196,000
OM Group, Inc.*	4,000	146,240
PolyOne Corp.*	2,000	15,040
Quaker Chemical Corp.	1,300	31,395
RPM, Inc.	2,000	35,300
Solutia, Inc.*	5,000	1,300
Spartech Corp.	4,800	120,480
Symyx Technologies*	5,100	120,105
Terra Industries, Inc.*	12,400	107,384
TETRA Technologies, Inc.*	3,750	116,437
Valhi, Inc.	900	13,527
WD-40 Co.	2,600	74,360
Wellman, Inc.	4,200	35,616
		4,151,467

Commercial Services - 1.0%
Central Parking Corp.	5,400	71,388
Cenveo, Inc.*	4,100	14,350
CoStar Group, Inc.*	3,100	152,489
Euronet Worldwide, Inc.*	4,900	91,728
ICT Group, Inc.*	900	6,669
McGrath Rentcorp	1,700	62,135
Medifast, Inc.*	900	4,041
Memberworks, Inc.*	1,500	39,360
Mobile Mini, Inc.*	2,000	49,600
Newtek Business Services, Inc.*	2,800	10,920
Perceptron, Inc.*	600	4,014
Plexus Corp.*	5,800	64,032
Polycom, Inc.*	7,000	138,740
Pre-Paid Legal Services, Inc.*	2,300	59,064
Protection One, Inc.*	7,900	2,133
Quanta Services, Inc.*	17,600	106,480
R.H. Donnelley Corp.*	3,600	177,696
Rewards Network, Inc.*	2,200	14,674
Source Information Management Co.*	2,900	28,188
SOURCECORP, Inc.*	2,300	50,922
StarTek, Inc.	2,100	65,856
The Management Network Group, Inc.*	3,800	7,600
UniFirst Corp.	1,300	37,180
Veritas DGC, Inc.*	5,100	116,178
Viad Corp.	3,300	78,309
Viisage Technology, Inc.*	4,700	27,025
		1,480,771

Communication Services - 0.1%
West Corp.*	3,300	96,129

Communications Equipment - 1.0%
ACT Teleconferencing, Inc.*	600	756
Aether Systems, Inc.*	6,200	20,584
ANADIGICS, Inc.*	4,000	13,480
Applied Signal Technology, Inc.	1,700	54,383
Arris Group, Inc.*	12,100	63,162
Avanex Corp.*	20,600	42,024
Avici Systems, Inc.*	1,900	11,818
Brooktrout, Inc.*	1,200	10,872
Captaris, Inc.*	3,900	16,614
Centillium Communications, Inc.*	4,200	9,996
Ceradyne, Inc.*	2,550	111,970
Copper Mountain Networks, Inc.*	500	1,750
Cosine Communications, Inc.*	800	2,544
Digi International, Inc.*	2,800	32,004
Ditech Communications Corp.*	5,800	129,862
Finisar Corp.*	27,100	35,230
Inter-Tel, Inc.	3,800	82,156
InterVoice-Brite, Inc.*	5,000	53,850
Ixia*	9,528	92,612
KVH Industries, Inc.*	1,200	8,664
MasTec, Inc.*	5,800	30,450
Network Equipment Technologies, Inc.*	3,300	21,813
North Pittsburgh Systems, Inc.	1,700	35,207
Optical Cable Corp.*	374	1,702
Optical Communication Products, Inc.*	3,400	7,106
Paradyne Networks, Inc.*	6,000	27,600
Performance Technologies, Inc.*	1,600	10,112
Proxim Corp. Class A*	2,456	1,965
SBA Communications Corp.*	6,800	47,600
SeaChange International, Inc.*	4,400	70,356
Sirenza Microdevices, Inc.*	2,800	11,872
Somera Communications, Inc.*	1,900	2,660
Sonus Networks, Inc.*	14,500	81,635
SpectraLink Corp.	2,700	25,650

	SHARES	VALUE
SRS Labs, Inc.*	1,200	6,384
Tekelec*	10,100	168,468
Terayon Communication Systems, Inc.*	7,400	15,688
Tut Systems, Inc.*	1,200	3,288
Verilink Corp.*	1,700	3,043
ViaSat, Inc.*	4,000	80,400
Vyyo, Inc.*	1,200	6,768
Zhone Technologies, Inc.*	10,200	31,314
		1,485,412

Computer Equipment - 2.1%
Adaptec, Inc.*	14,300	108,680
Advanced Digital Information Corp.*	9,700	84,390
Agilysys, Inc.	5,176	89,493
Airspan Networks, Inc.*	4,800	26,064
Astro-Med, Inc.	300	3,213
Bookham, Inc.*	1,256	8,161
Brocade Communications Systems, Inc.*	9,500	53,675
Calamp Corp.*	1,425	10,146
California Micro Devices Corp.*	2,000	15,460
Computer Network Technology Corp.*	3,300	13,428
Concurrent Computer Corp.*	4,300	7,224
Cray, Inc.*	12,100	42,713
Dataram Corp.*	600	3,996
Dot Hill Systems Corp.*	6,500	52,130
Drexler Technology Corp.*	1,000	9,160
Electronics for Imaging, Inc.*	8,000	129,920
Emulex Corp.*	11,200	129,024
Hutchinson Technology, Inc.*	3,900	104,247
Imation Corp.	3,900	138,801
Immersion Corp.*	1,900	10,127
Insight Enterprises, Inc.*	7,150	120,406
Iomega Corp.	7,200	33,480
Komag, Inc.*	3,800	52,820
Kronos, Inc.*	4,300	190,447
Maxwell Technologies, Inc.*	2,100	21,651
McDATA Corp. Class A*	12,400	62,372
Mentor Graphics Corp.*	11,500	126,098
Mercury Computer Systems, Inc.*	3,400	91,528
Mobility Electronics, Inc.*	3,300	27,192
MTS Systems Corp.	3,400	72,250
NeoMagic Corp.*	2,500	2,600
NYFIX, Inc.*	5,600	34,048
PalmOne, Inc.*	5,948	181,057
RadiSys Corp.*	2,200	30,690
Rimage Corp.*	1,200	16,800
Riverstone Networks, Inc.*	5,000	4,200
SCM Microsystems, Inc.*	2,000	5,480
Semtech Corp.*	6,600	126,522
Sigma Designs, Inc.*	1,700	15,895
Silicon Graphics, Inc.*	28,700	41,041
Silicon Storage Technology, Inc.*	15,400	98,098
Standard Microsystems Corp.*	2,600	45,526
Stratasys, Inc.*	1,350	42,599
Stratex Networks, Inc.*	11,000	24,640
Stratos International, Inc.*	151	673
Synaptics, Inc.*	3,700	74,592
TALX Corp.	1,789	41,308
Trident Microsystems, Inc.*	2,900	29,203
Varian Semiconductor Equipment Associates, Inc.*	4,700	145,230
Verity, Inc.*	5,900	75,992
Virage Logic Corp.*	2,800	34,524
Western Digital Corp.*	17,000	149,430
Whitney Holding Corp.	450	18,900
		3,077,344

Computer Services - 1.8%
3D Systems Corp.*	1,100	13,200
Analysts International Corp.*	4,500	19,710
Anteon International Corp.*	5,000	183,250
Aspen Technology, Inc.*	5,800	40,542
Avocent Corp.*	836	21,761
BindView Development Corp.*	4,200	13,944
Black Box Corp.	2,600	96,070
Catapult Communications Corp.*	1,611	30,351
CompuCom Systems, Inc.*	4,800	21,984
Computer Horizons Corp.*	3,800	16,454
Computer Programs & Systems, Inc.	1,300	26,078
Computer Task Group, Inc.*	900	2,799
Covansys Corp.*	3,300	38,082
CyberGuard Corp.*	2,800	16,548
Dynamics Research Corp.*	1,100	18,084
Extreme Networks, Inc.*	19,200	85,440
FactSet Research Systems, Inc.	4,400	212,080
I-Sector Corp.*	400	2,800
Infocrossing, Inc.*	2,400	37,956
Inforte Corp.*	1,100	7,590
Intelligroup, Inc.*	1,500	2,055
Intergraph Corp.*	5,500	149,435
Jack Henry & Associates, Inc.	9,600	180,192
Manhattan Associates, Inc.*	4,800	117,216
Maxtor Corp.*	6,000	31,200

	SHARES	VALUE
MICROS Systems, Inc.*	3,000	150,210
NetScout Systems, Inc.*	3,600	19,188
NetSolve, Inc.*	1,200	12,996
Overland Storage, Inc.*	1,500	20,985
PEC Solutions, Inc.*	3,300	38,676
Pegasus Solutions, Inc.*	3,200	38,144
Perot Systems Corp. Class A*	6,600	105,996
Pomeroy Computer Resources, Inc.	1,000	12,660
Radiant Systems, Inc.*	2,800	11,256
Saba Software, Inc.*	1,100	4,444
Safeguard Scientifics, Inc.*	15,500	28,985
Sapient Corp.*	19,600	149,548
SimpleTech, Inc.*	4,600	16,836
SRA International, Inc. Class A*	2,500	128,900
Sybase, Inc.*	6,700	92,393
Sykes Enterprises, Inc.*	5,200	23,868
Syntel, Inc.	6,600	109,098
TechTeam Global, Inc.*	1,700	15,929
Tier Technologies, Inc. Class B*	1,800	17,370
Tyler Technologies, Inc.*	6,900	60,996
Viewpoint Corp.*	4,500	10,350
Wind River Systems, Inc.*	13,100	159,820
Zomax, Inc.*	6,000	19,260
		2,632,729

Computer Software - 3.7%
@Road, Inc.*	7,000	29,540
Acclaim Entertainment, Inc.*	300	6
ActivCard Corp.*	5,500	33,770
Activision, Inc.*	10,612	147,188
Actuate Corp.*	8,000	28,240
Advent Software, Inc.*	5,000	84,150
Agile Software Corp.*	7,800	61,854
Altiris, Inc.*	4,200	132,930
American Software, Inc. Class A	1,800	10,836
Ansoft Corp.*	1,500	23,850
ANSYS, Inc.*	2,500	124,325
Applix, Inc.*	1,100	4,840
Apropos Technology, Inc.*	1,300	4,043
Ascential Software Corp.*	2,325	31,318
Authentidate Holding Corp.*	4,600	27,876
AXS-One, Inc.*	2,200	5,478
Blue Martini Software, Inc.*	900	2,457
Borland Software Corp.*	12,100	101,035
Bottomline Technologies, Inc.*	2,200	20,790
Callidus Software, Inc.*	2,200	8,998
Chordiant Software, Inc.*	8,637	25,134
Clarus Corp.*	1,900	16,625
Concord Communications, Inc.*	2,400	21,420
Convera Corp.*	4,100	15,129
Corio, Inc.*	5,500	8,580
Datastream Systems, Inc.*	6,200	40,114
Dendrite International, Inc.*	6,600	106,392
Digitas, Inc.*	10,400	80,392
Echelon Corp.*	5,700	44,916
Embarcadero Technologies, Inc.*	3,300	27,918
Enterasys Networks, Inc.*	29,000	46,400
Epicor Software Corp.*	8,600	103,458
EPIQ Systems, Inc.*	2,000	31,160
eResearch Technology, Inc.*	8,350	111,306
FalconStor Software, Inc.*	6,100	45,445
FileNET Corp.*	6,700	116,982
Hypercom Corp.*	7,800	57,564
Hyperion Solutions Corp.*	4,000	135,960
Identix, Inc.*	14,084	93,799
Informatica Corp.*	13,800	80,730
Intellisync Corp.*	5,600	11,760
Interactive Intelligence, Inc.*	2,000	6,580
Internet Security Systems, Inc.*	7,500	127,500
Interwoven, Inc.*	5,619	40,682
iPass, Inc.*	2,800	16,772
JDA Software Group, Inc.*	3,600	38,952
Lawson Software, Inc.*	15,700	87,920
Macromedia, Inc.*	8,080	162,246
Magma Design Automation, Inc.*	5,600	84,448
Manugistics Group, Inc.*	9,400	22,372
MAPICS, Inc.*	3,300	29,865
MapInfo Corp.*	2,400	25,920
MatrixOne, Inc.*	6,800	34,408
MetaSolv, Inc.*	2,900	7,453
Micromuse, Inc.*	8,200	30,176
Midway Games, Inc.*	14,300	141,856
Moldflow Corp.*	900	10,800
MRO Software, Inc.*	3,248	32,480
MSC Software Corp.*	4,000	32,160
Neoware Systems, Inc.*	1,000	8,300
Netegrity, Inc.*	5,000	37,550
NetIQ Corp.*	8,700	93,090
Netopia, Inc.*	2,600	5,564
Omnicell, Inc.*	3,500	46,270
On2 Technologies, Inc.*	3,800	2,508
ONYX Software Corp.*	1,300	4,694
Openwave Systems, Inc.*	10,333	91,137
OPNET Technologies, Inc.*	2,900	29,754
Opsware, Inc.*	12,500	70,125
Packeteer, Inc.*	4,900	52,969
PalmSource, Inc.*	2,068	42,890
Parametric Technology Corp.*	33,300	175,824
PDF Solutions, Inc.*	3,200	38,880
Pegasystems, Inc.*	4,300	30,014
Per-Se Technologies, Inc.*	4,700	64,484

	SHARES	VALUE
Pervasive Software, Inc.*	2,300	13,777
Phoenix Technology Ltd.*	5,700	28,443
Pinnacle Systems, Inc.*	8,600	35,862
PLATO Learning, Inc.*	2,800	24,752
Portal Software, Inc.*	4,540	12,394
Progress Software Corp.*	6,200	123,380
QAD, Inc.	4,300	29,971
Quest Software, Inc.*	13,300	147,896
Raindance Communications, Inc.*	3,100	4,867
ScanSoft, Inc.*	14,952	61,004
Secure Computing Corp.*	5,000	37,950
SERENA Software, Inc.*	7,100	118,783
SPSS, Inc.*	1,832	24,421
SS&C Technologies, Inc.	3,600	70,308
SupportSoft, Inc.*	6,300	61,362
Synplicity, Inc.*	3,300	17,028
Take-Two Interactive Software, Inc.*	4,000	131,400
TeleCommunication Systems, Inc. Class A*	2,200	7,062
The InterCept Group, Inc.*	2,800	52,444
THQ, Inc.*	5,900	114,814
TIBCO Software, Inc.*	10,500	89,355
Tradestation Group, Inc.*	4,900	30,037
Transaction Systems Architects, Inc. Class A*	5,900	109,652
Ulticom, Inc.*	6,340	93,642
Ultimate Software Group, Inc.*	2,600	31,928
VA Software Corp.*	3,600	7,056
Vastera, Inc.*	4,800	8,496
Vitria Technology, Inc.*	3,238	10,070
Witness Systems, Inc.*	5,000	80,350
		5,409,855

Computers - 0.0%
Gateway, Inc.*	5,000	24,750
Merge Technologies, Inc.*	1,700	29,342
		54,092

Consumer Products - 0.8%
Blyth, Inc.	3,300	101,970
Central Garden & Pet Co.*	2,700	82,674
CNS, Inc.	1,900	20,900
Department 56, Inc.*	1,700	27,710
Fossil, Inc.*	6,975	215,806
IDEXX Laboratories, Inc.*	2,400	121,776
Jarden Corp.*	4,350	158,732
Playtex Products, Inc.*	9,200	57,960
Russ Berrie & Co., Inc.	2,700	54,405
The Scotts Co. Class A*	600	38,490
The Yankee Candle Co., Inc.*	4,500	130,320
Tupperware Corp.	9,400	159,612
		1,170,355

Containers & Glass - 0.3%
Crown Holdings, Inc.*	14,800	152,588
Owens-Illinois, Inc.*	7,300	116,800
Silgan Holdings, Inc.	2,800	129,640
		399,028

Containers-Paper/Plastic - 0.3%
Graphic Packaging Corp.*	25,500	165,240
Longview Fibre Co.	7,700	117,425
Packaging Dynamics Corp.	320	4,576
Rock-Tenn Co. Class A	5,700	89,718
		376,959

Construction Materials - 0.2%
Eagle Materials, Inc.	2,100	149,730
Eagle Materials, Inc. Class B	900	62,100
U.S. Concrete, Inc.*	3,800	23,484
		235,314

Cosmetics & Toiletries - 0.0%
CCA Industries, Inc.	500	4,545
Suncoast Naturals, Inc.*	91	36
		4,581

Distribution/Wholesale - 1.2%
Advanced Marketing Services, Inc.	2,700	29,133
Aviall, Inc.*	5,200	106,080
Bell Microproducts, Inc.*	3,200	24,832
Brightpoint, Inc.*	3,150	54,180
Building Materials Holding Corp.	1,800	49,536
Central European Distribution Corp.*	2,650	59,201
Handleman Co.	3,700	75,702
Hughes Supply, Inc.	4,600	138,322
Industrial Distribution Group, Inc.*	700	6,846
Keystone Automotive Industries, Inc.*	2,200	48,400
Nash-Finch Co.	1,700	53,465
Navarre Corp.*	4,000	57,960
NuCo2, Inc.*	1,800	35,046
Owens & Minor, Inc.	5,900	149,860
Reliv’ International, Inc.	1,400	10,430
Rentrak Corp.*	700	6,097
ScanSource, Inc.*	1,900	121,220
SCP Pool Corp.	6,412	171,457
Spartan Stores, Inc.*	400	1,604
United Natural Foods, Inc.*	6,400	170,240
United Stationers, Inc.*	3,400	147,560
Watsco, Inc.	3,900	117,117
WESCO International, Inc.*	6,600	160,050
		1,794,338

	SHARES	VALUE
Diversified Operations - 2.1%
Actuant Corp. Class A*	3,800	156,598
Acuity Brands, Inc.	800	19,016
AMERCO*	2,500	94,800
Ameron International Corp.	1,000	32,900
Barnes Group, Inc.	3,500	96,145
Blount International, Inc.*	4,400	57,640
Carlisle Cos., Inc.	1,200	76,716
Chemed Corp.	2,000	111,480
Cornell Corrections, Inc.*	1,700	21,080
Digimarc Corp.*	2,400	21,696
EnPro Industries, Inc.*	3,100	74,834
ESCO Technologies, Inc.*	2,100	142,296
Esterline Technologies Corp.*	3,200	97,888
Federal Signal Corp.	6,700	124,486
Florida East Coast Industries, Inc.	3,700	138,935
Griffon Corp.*	4,950	104,445
Lancaster Colony Corp.	1,100	46,381
Lydall, Inc.*	1,800	16,740
Mathews International Corp. Class A	4,500	152,460
Myers Industries, Inc.	4,287	46,943
NACCO Industries, Inc. Class A	1,000	86,150
PerkinElmer, Inc.	10,033	172,768
Raven Industries, Inc.	1,300	57,785
Roper Industries, Inc.	2,200	126,412
Sensient Technologies Corp.	6,900	149,316
Standex International Corp.	1,700	41,650
Sturm, Ruger & Co., Inc.	3,800	34,238
Tredegar Corp.	5,500	100,100
Trinity Industries, Inc.	4,300	134,031
Universal Corp.	2,800	124,992
UNOVA, Inc.*	8,500	119,425
Vector Group Ltd.	6,619	99,487
Volt Information Sciences, Inc.*	2,200	63,294
Walter Industries, Inc.	5,500	88,110
World Fuel Services Corp.	1,600	57,280
Zoltek Cos., Inc.*	1,800	16,002
		3,104,519

Education - 0.5%
Corinthian Colleges, Inc.*	2,600	35,048
Education Management Corp.*	1,800	47,952
ITT Educational Services, Inc.*	3,200	115,360
Laureate Education, Inc.*	3,600	133,992
Learning Tree International, Inc.*	2,400	33,840
Renaissance Learning, Inc.	4,922	106,660
Strayer Education, Inc.	1,600	184,016
The Geo Group, Inc.*	2,800	57,260
		714,128

Electric Utilities - 0.1%
Duquesne Light Holdings, Inc.	4,500	80,820
Weststar Energy, Inc.	1,400	28,280
		109,100

Electrical Equipment - 2.0%
Active Power, Inc.*	6,300	17,325
ADDvantage Technologies Group, Inc.*	700	2,695
Advanced Energy Industries, Inc.*	4,900	45,521
Advanced Power Technology, Inc.*	900	7,659
Artesyn Technologies, Inc.*	5,800	57,884
August Technology Corp.*	2,000	13,740
Avid Technology, Inc.*	3,300	154,671
Axcelis Technologies, Inc.*	16,900	139,932
C&D Technologies, Inc.	3,500	66,570
Celeritek, Inc.	1,200	4,128
Checkpoint Systems, Inc.*	6,000	93,420
Cohu, Inc.	3,200	47,296
Credence Systems Corp.*	13,180	94,896
CyberOptics Corp.*	700	10,808
Distributed Energy Systems Corp.*	4,700	8,554
Fiberstars, Inc.*	500	3,505
FLIR Systems, Inc.*	4,400	257,400
Genlyte Group, Inc.*	2,200	141,658
GrafTech International Ltd.*	14,300	199,485
Helix Technology Corp.	3,900	53,020
Ibis Technology Corp.*	1,000	4,780
Input/Output, Inc.*	12,200	125,782
Intermagnetics General Corp.*	4,065	94,105
Invision Technologies, Inc.*	2,000	89,980
Lincoln Electric Holdings, Inc.	5,700	178,752
Littelfuse, Inc.*	3,500	120,855
LTX Corp.*	9,700	52,477
Meade Instruments Corp.*	3,300	10,263
Measurement Specialties, Inc.*	800	19,880
Paxar Corp.*	6,700	151,956
Photon Dynamics, Inc.*	2,500	50,750
Power Integrations, Inc.*	5,300	108,279
Power-One, Inc.*	14,262	92,418
Rogers Corp.*	2,600	110,474
SBS Technologies, Inc.*	1,700	20,740
SIPEX Corp.*	3,800	19,950
Technology Research Corp.	400	2,740

	SHARES	VALUE
Veeco Instruments, Inc.*	4,700	98,559
Vicor Corp.	4,800	48,528
Woodhead Industries, Inc.	1,700	23,460
		2,844,895

Electronics - 4.8%
Actel Corp.*	3,500	53,200
Aeroflex, Inc.*	11,100	117,327
Alliance Semiconductor Corp.*	3,300	11,418
American Superconductor Corp.*	4,200	52,164
AMETEK, Inc.	6,000	181,920
Amkor Technology, Inc.*	4,900	17,885
Analogic Corp.	2,000	83,380
Anixter International, Inc.	4,800	168,432
Apogee Technology, Inc.*	700	2,793
Applied Micro Circuits Corp.*	5,900	18,467
Artisan Components, Inc.*	3,700	107,707
Asyst Technologies, Inc.*	6,000	30,660
ATMI, Inc.*	5,300	108,544
Audiovox Corp. Class A*	2,900	48,836
Avnet, Inc.*	1,799	30,799
Belden CDT, Inc.	5,950	129,710
Benchmark Electronics, Inc.*	4,950	147,510
Brillian Corp.*	375	1,661
Brooks Automation, Inc.*	7,124	100,805
BTU International, Inc.*	600	2,292
Capstone Turbine Corp.*	8,800	13,464
Catalyst Semiconductor, Inc.*	1,700	10,115
CEVA, Inc.*	800	6,320
Cirrus Logic, Inc.*	12,100	57,717
Coherent, Inc.*	4,100	106,354
CompuDyne Corp.*	1,100	8,723
Conexant Systems, Inc.	15,933	25,652
Cree, Inc.*	5,100	155,703
CTS Corp.	5,200	65,520
Cubic Corp.	4,500	103,050
Cymer, Inc.*	5,900	169,094
Cypress Semiconductor Corp.*	9,600	84,864
Daktronics, Inc.*	2,600	63,570
DSP Group, Inc.*	4,700	98,935
DuPont Photomasks, Inc.*	2,600	44,304
Electro Scientific Industries, Inc.*	2,800	48,580
Electroglas, Inc.*	2,400	7,152
EMCORE Corp.*	4,100	8,036
Emerson Radio Corp.*	3,200	8,480
Energy Conversion Devices, Inc.*	3,400	45,084
Entegris, Inc.*	11,700	97,578
ESS Technology, Inc.*	5,100	34,935
Exar Corp.*	5,800	82,128
Excel Technology, Inc.*	1,600	41,312
Fargo Electronics, Inc.*	1,700	16,473
FARO Technologies, Inc.*	1,600	32,544
Genesis Microchip, Inc.*	3,100	41,850
Genus, Inc.*	2,300	5,060
II-VI, Inc.*	2,200	77,022
InFocus Corp.*	5,500	50,380
Innovex, Inc.*	1,400	5,698
Integrated Device Technology, Inc.*	9,400	89,582
Integrated Silicon Solution, Inc.*	4,800	34,896
Itron, Inc.*	3,100	54,095
IXYS Corp.*	4,400	31,592
Keithley Instruments, Inc.	1,800	31,410
KEMET Corp.*	12,700	102,743
Kopin Corp.*	8,300	33,781
LaBarge, Inc.*	1,600	12,960
Lamson & Sessions Co.*	1,300	11,830
Lattice Semiconductor Corp.*	14,159	69,521
LeCroy Corp.*	1,300	21,723
Lifeline Systems, Inc.*	1,800	43,956
LogicVision, Inc.*	500	845
Lowrance Electronics, Inc.	500	12,260
LSI Industries, Inc.	2,600	27,144
MagneTek, Inc.*	3,400	25,398
Mattson Technology, Inc.*	7,500	57,675
Merix Corp.*	2,300	23,828
Methode Electronics, Inc. Class A	3,100	39,649
Micrel, Inc.*	15,600	162,396
Microsemi Corp.*	10,100	142,410
Mindspeed Technologies, Inc.*	13,800	27,600
MIPS Technologies, Inc. Class A*	4,900	27,930
MKS Instruments, Inc.*	6,700	102,644
Molecular Devices Corp.*	2,370	55,861
Monolithic System Technology, Inc.*	3,700	16,058
Nanometrics, Inc.*	1,100	12,551
Nassda Corp.*	3,600	12,780
Newport Corp.*	5,900	67,673
Nu Horizons Electronics Corp.*	2,200	13,970
OmniVision Technologies, Inc.*	9,200	130,180
ON Semiconductor Corp.*	40,600	127,078
OSI Systems, Inc.*	1,900	30,590
Park Electrochemical Corp.	3,000	63,600
Parlex Corp.*	800	4,280
Pemstar, Inc.*	5,000	9,100
Pericom Semiconductor Corp.*	3,100	29,946
Photronics, Inc.*	4,800	79,776
Pixelworks, Inc.*	3,400	34,034
Planar Systems, Inc.*	1,700	19,057
PLX Technology, Inc.*	3,100	22,351

	SHARES	VALUE
PMC-Sierra, Inc.*	8,000	70,480
QuickLogic Corp.*	2,200	5,324
Rambus, Inc.*	8,900	139,641
Ramtron International Corp.*	2,000	5,760
RF Monolithics, Inc.*	600	4,218
Richardson Electronics, Ltd.	1,100	10,571
Rudolph Technologies, Inc.*	2,300	38,502
Silicon Image, Inc.*	12,800	161,792
Siliconix, Inc.*	4,200	150,486
Skyworks Solutions, Inc.*	12,400	117,800
Sonic Solutions*	3,500	57,120
Spectrum Control, Inc.*	1,200	8,532
STATS ChipPAC Ltd. ADR*	10,092	60,350
Stoneridge, Inc.*	3,300	46,530
Superconductor Technologies, Inc.*	5,000	5,450
Supertex, Inc.*	1,700	33,031
Sypris Solutions, Inc.	1,900	25,935
Technitrol, Inc.*	6,100	118,950
Thomas & Betts Corp.*	5,600	150,192
Three-Five Systems, Inc.	1,700	4,658
Transmeta Corp.*	22,000	27,720
TranSwitch Corp.*	7,500	9,450
Trimble Navigation Ltd.*	6,900	218,040
Tripath Technology, Inc.*	3,500	5,950
TriQuint Semiconductor, Inc.*	19,200	74,880
Ultimate Electronics, Inc.*	1,600	4,864
Ultratech Stepper, Inc.*	3,200	50,144
Universal Display Corp.*	3,300	27,786
Universal Electronics, Inc.*	2,100	35,238
UQM Technologies, Inc.*	1,800	4,410
Vialta, Inc.*	1,652	396
Vitesse Semiconductor Corp.*	32,400	88,452
White Electronic Designs Corp.*	2,700	13,230
Wilson Greatbatch Technologies, Inc.*	3,400	60,826
Zoran Corp.*	5,861	92,135
Zygo Corp.*	1,900	19,247
		6,896,050

Energy - 0.3%
Arotech Corp.*	5,000	7,750
BayCorp Holdings Ltd.*	68	856
Evergreen Solar, Inc.*	3,000	8,580
KFx, Inc.*	9,000	69,390
Plug Power, Inc.*	11,663	74,760
Quantum Fuel Systems Technologies Worldwide, Inc.*	2,800	15,260
South Jersey Industries, Inc.	2,200	105,050
Syntroleum Corp.*	5,500	38,610
Watts Industries, Inc. Class A	3,700	99,345
		419,601

Enviromental Services - 0.4%
Calgon Carbon Corp.	5,100	36,822
Duratek, Inc.*	1,900	33,801
Flanders Corp.*	3,400	29,206
Headwaters, Inc.*	5,000	154,300
Mine Safety Appliances Co.	5,200	211,744
Rollins, Inc.	6,800	165,172
		631,045

Facility Services - 0.1%
ABM Industries, Inc.	7,800	157,170

Financial Services - 3.1%
Advanta Corp. Class A	1,600	36,480
Advanta Corp. Class B	2,600	62,894
Affiliated Managers Group, Inc.*	3,150	168,651
American Capital Strategies Ltd.	3,300	103,422
AmeriServ Financial, Inc.*	2,700	13,500
Bay View Capital Corp.	560	9,218
Cash America International, Inc.	4,800	117,408
Citizens Banking Corp.	3,500	113,995
Citizens South Banking Corp.	1,200	15,073
City Holding Co.	2,600	85,514
CoBiz, Inc.	1,575	26,035
Coinstar, Inc.*	3,200	74,560
CompuCredit Corp.*	6,600	122,892
Consumer Portfolio Services, Inc.*	300	1,410
Credit Acceptance Corp.*	6,300	119,322
Delta Financial Corp.	1,800	15,786
Digital Insight Corp.*	5,600	76,328
E-Loan, Inc.*	6,936	14,774
eFunds Corp.*	7,700	143,143
Encore Capital Group, Inc.*	3,100	58,435
eSPEED, Inc. Class A*	4,600	45,218
Financial Federal Corp.*	3,000	112,440
First Albany Cos., Inc.	1,147	10,483
First Commonwealth Financial Corp.	11,100	151,071
FirstCity Financial Corp.*	800	7,296
Fremont General Corp.	7,700	178,255
Gabelli Asset Management, Inc. Class A	800	34,280
IndyMac Bancorp, Inc.	2,800	101,360
Interactive Data Corp.*	5,000	94,100
Investment Technology Group, Inc.*	6,600	100,980

	SHARES	VALUE
Irwin Financial Corp.	4,200	108,444
Jefferies Group, Inc.	4,800	165,456
Knight Trading Group, Inc.*	10,100	93,223
LaBranche & Co., Inc.	8,400	70,980
Maxcor Financial Group, Inc.	500	4,474
MCG Capital Corp.	6,400	111,104
Metris Cos., Inc.*	8,700	85,086
National Processing, Inc.*	7,600	201,552
Netbank, Inc.	1,700	17,017
New Century Financial Corp.	3,600	216,792
Piper Jaffray Cos., Inc.*	3,000	118,770
Portfolio Recovery Associates, Inc.*	500	14,695
PRG-Schultz International, Inc.*	8,400	48,216
Resource America, Inc.	2,300	54,257
Sanders Morris Harris Group, Inc.	2,500	30,150
South Financial Group, Inc.	4,000	112,800
Southwest Bancorporation of Texas, Inc.	9,000	181,260
Stifel Financial Corp.*	1,467	28,747
Susquehanna Bancshares, Inc.	6,200	152,520
SWS Group, Inc.	2,434	39,139
The Washtenaw Group, Inc.*	100	281
UICI	5,600	183,344
United Financial Mortgage Corp.*	300	1,350
Unizan Financial Corp.	2,600	71,786
Westwood Holdings Group, Inc.	258	4,742
WFS Financial, Inc.*	2,400	111,720
World Acceptance Corp.*	3,800	88,350
		4,530,578

Food & Beverages - 1.3%
American Italian Pasta Co. Class A	2,700	70,605
American States Water Co.	2,150	53,535
Cal-Maine Foods, Inc.	2,800	30,716
Chiquita Brands International, Inc.*	6,100	106,201
Corn Products International, Inc.	2,500	115,250
Del Monte Foods Co.*	5,800	60,842
Flowers Foods, Inc.	5,350	138,297
Green Mountian Coffee, Inc.*	600	12,612
Hain Celestial Group, Inc.*	5,179	91,565
Imperial Sugar Co.*	900	12,537
Interstate Bakeries Corp.	6,400	24,960
J & J Snack Foods Corp.*	1,200	51,456
John B. Sanfilippo & Son, Inc.*	1,300	34,060
Lance, Inc.	4,900	79,135
M&F Worldwide Corp.*	2,400	31,224
Monterey Pasta Co.*	1,200	4,033
Panera Bread Co. Class A*	4,000	150,160
Peet’s Coffee & Tea, Inc.*	1,700	39,763
Performance Food Group Co.*	5,000	118,500
Pilgrim’s Pride Corp.	6,700	181,436
Ralcorp Holdings, Inc.	4,400	158,840
Sanderson Farms, Inc.	3,400	113,730
Scheid Vineyards, Inc. Class A*	100	520
Tasty Baking Co.	800	6,400
The Boston Beer Co., Inc. Class A*	1,400	35,280
The Robert Mondavi Corp. Class A*	1,600	62,672
Triarc Cos., Inc.	3,700	42,291
Triarc Cos., Inc. Class B	4,000	45,880
		1,872,500

Forest & Paper Products - 0.5%
Buckeye Technologies, Inc.*	5,200	57,980
Caraustar Industries, Inc.*	4,300	72,111
Chesapeake Corp.	2,700	64,854
Deltic Timber Corp.	1,800	71,622
P.H. Glatfelter Co.	7,000	86,730
Pope & Talbot, Inc.	2,800	49,280
Schweitzer-Mauduit International, Inc.	2,100	68,040
Universal Forest Products, Inc.	2,900	99,180
Wausau-Mosinee Paper Corp.	7,200	119,880
		689,677

Funeral Services - 0.1%
Carriage Services, Inc.*	900	4,257
Service Corp. International*	800	4,968
Stewart Enterprises, Inc. Class A*	15,500	107,725
		116,950

Health Care - 0.1%
Inveresk Research Group, Inc.*	5,300	195,517

Health Care - Biotechnology - 3.2%
Acacia Research-CombiMatrix*	1,228	4,206
Aclara Biosciences, Inc.*	3,600	14,220
Affymetrix, Inc.*	3,500	107,485
Alexion Pharmaceuticals, Inc.*	4,100	73,800

	SHARES	VALUE
Antigenics, Inc.*	6,800	41,004
Arena Pharmaceuticals, Inc.*	3,600	15,516
ArQule, Inc.*	3,300	15,246
AtheroGenics, Inc.*	5,900	194,405
AVANT Immunotherapeutics, Inc.*	7,100	12,141
Avigen, Inc.*	1,600	5,968
BioCryst Pharmaceuticals, Inc.*	2,800	14,280
Bioenvision, Inc.*	3,400	27,166
BioMarin Pharmaceutical, Inc.*	9,200	47,748
BioSante Pharmaceuticals, Inc.*	1,600	14,416
BioSource International, Inc.*	1,500	10,575
BioSphere Medical, Inc.*	2,500	8,200
Cambrex Corp.	3,900	85,605
Cell Genesys, Inc.*	6,700	60,099
Ciphergen Biosystems, Inc.*	2,600	10,140
Conceptus, Inc.*	3,200	29,664
Cryolife, Inc.*	2,300	16,698
CTI Molecular Imaging, Inc.*	1,600	12,912
CUNO, Inc.*	2,700	155,925
CuraGen Corp.*	5,900	32,450
Curis, Inc.*	5,400	24,030
CYTOGEN Corp.*	2,000	21,080
Digene Corp.*	3,100	80,476
Diversa Corp.*	6,100	50,935
Dyax Corp.*	4,000	30,560
Emisphere Technologies, Inc.*	2,500	7,675
Encysive Pharmaceuticals, Inc.*	8,300	74,949
EntreMed, Inc.*	3,300	5,709
Enzo Biochem, Inc.	4,350	65,250
Enzon, Inc.*	4,700	74,965
Exact Sciences Corp.*	2,100	6,930
Exelixis, Inc.*	11,500	92,690
Genaissance Pharmaceuticals, Inc.*	2,300	7,291
Gene Logic, Inc.*	4,300	15,996
Genelabs Technologies, Inc.*	10,600	27,666
Genencor International, Inc.*	8,900	142,845
Genta, Inc.*	9,000	24,210
GenVec, Inc.*	4,100	10,578
Geron Corp.*	5,500	32,945
GTC Biotherapeutics, Inc.*	3,000	5,280
Guilford Pharmaceuticals, Inc.*	5,100	25,500
Harvard Bioscience, Inc.*	3,900	17,160
Hemispherx Biopharma, Inc.*	4,100	9,840
ICOS Corp.*	500	12,070
Immunomedics, Inc.*	5,500	14,300
Incyte Genomics, Inc.*	12,500	120,375
Integra LifeSciences Holdings*	4,600	147,706
InterMune, Inc.*	4,826	56,898
Introgen Therapeutics, Inc.*	2,400	15,072
Isolagen, Inc.*	4,400	41,580
Kosan Biosciences, Inc.*	3,400	19,584
Lexicon Genetics, Inc.*	10,100	66,559
LifeCell Corp.*	3,400	34,000
Lipid Sciences, Inc.*	2,200	11,022
Martek Biosciences Corp.*	1,700	82,688
Matritech, Inc.*	3,100	3,627
Maxygen, Inc.*	5,066	50,103
Medarex, Inc.*	12,900	95,202
Myriad Genetics, Inc.*	4,100	70,110
Nabi Biopharmaceuticals*	9,900	132,462
Nanogen, Inc.*	3,400	13,022
Neose Technologies, Inc.*	2,459	18,442
Northfield Laboratories, Inc.*	2,600	34,762
Novavax, Inc.*	3,300	10,296
Nuvelo, Inc.*	2,766	27,328
Orchid Biosciences, Inc.*	1,400	11,242
Oscient Pharmaceutical Corp.*	10,300	36,565
Pharmaceutical Product Development, Inc.*	4,800	172,800
PRAECIS Pharmaceuticals, Inc.*	6,800	14,960
Progenics Pharmaceuticals, Inc.*	1,900	27,835
Protein Design Labs, Inc.*	9,400	184,052
Regeneration Technologies, Inc.*	3,700	29,674
Regeneron Pharmaceuticals, Inc.*	7,900	68,572
Repligen Corp.*	2,400	4,512
Sangamo BioSciences, Inc.*	2,200	10,714
Savient Pharmaceuticals, Inc.*	5,800	13,340
Seattle Genetics, Inc.*	5,900	38,763
Sequenom, Inc.*	2,500	2,375
Serologicals Corp.*	4,000	93,320
Sirna Therapeutics, Inc.*	3,000	9,180
Strategic Diagnostics, Inc.*	1,350	2,889
Tanox, Inc.*	7,000	118,090
Techne Corp.*	1,700	64,906
Telik, Inc.*	7,000	156,100
The Medicines Co.*	6,200	149,668
Third Wave Technologies, Inc.*	4,900	33,712
Titan Pharmaceuticals, Inc.*	2,500	5,950
Transkaryotic Therapies, Inc.*	5,200	92,196

	SHARES	VALUE
Trimeris, Inc.*	2,700	40,635
Vical, Inc.*	2,600	12,483
Vicuron Phamaceuticals, Inc.*	9,300	136,524
Virologic, Inc.*	4,000	8,040
VISX, Inc.*	7,900	162,740
		4,643,474

Health Care - Drugs - 2.9%
aaiPharma, Inc.*	3,600	5,580
Able Laboratories, Inc.*	2,600	49,816
Accelrys, Inc.*	3,600	23,472
Access Pharmaceuticals, Inc.*	1,200	7,068
Accredo Health, Inc.*	3,250	76,603
Adolor Corp.*	5,800	65,250
Alkermes, Inc.*	14,300	165,022
Alpharma, Inc. Class A	6,100	111,569
Alteon, Inc.*	4,500	4,275
American Pharmaceutical Partners, Inc.*	6,150	169,556
Andrx Group*	2,800	62,608
AP Pharma, Inc.*	1,700	2,298
Aphton Corp.*	3,200	11,520
ARIAD Pharmaceuticals, Inc.*	7,200	48,168
Array BioPharma, Inc.*	3,500	24,465
Atrix Laboratories, Inc.*	2,900	89,001
AVANIR Pharmaceuticals Class A*	11,200	31,808
Bradley Pharmaceuticals, Inc. Class A*	2,300	46,805
Caraco Pharmaceutical Laboratories Ltd.*	2,800	21,560
Cell Therapeutics, Inc.*	6,100	41,846
Cellegy Pharmaceuticals, Inc.*	2,200	9,460
CollaGenex Pharmaceuticals, Inc.*	1,500	9,825
Connetics Corp.*	5,600	151,312
Corixa Corp.*	7,201	29,956
Cubist Pharmaceuticals, Inc.*	6,000	59,280
CV Therapeutics, Inc.*	4,700	58,750
D & K Healthcare Resources, Inc.	1,200	11,820
Dendreon Corp.*	9,300	78,213
DOV Pharmaceutical, Inc.*	3,200	54,848
Durect Corp.*	3,500	4,900
DUSA Pharmaceuticals, Inc.*	1,900	21,812
First Horizon Pharmaceutical Corp.*	5,800	116,058
Hi-Tech Pharmacal Co., Inc.*	600	9,552
ILEX Oncology, Inc.*	5,100	128,367
Immtech International, Inc.*	900	8,730
ImmunoGen, Inc.*	5,000	25,250
Impax Laboratories, Inc.*	9,300	142,848
Indevus Pharmaceuticals, Inc.*	7,200	51,048
Integrated Biopharma, Inc.*	700	6,538
Interpharm Holdings, Inc.*	1,500	4,725
IntraBiotics Pharmaceuticals, Inc.*	700	2,793
Isis Pharmaceuticals, Inc.*	8,000	39,200
Ista Pharmaceuticals, Inc.*	1,800	21,942
K-V Pharmaceutical Co. Class A*	5,400	96,660
K-V Pharmaceutical Co. Class B*	700	12,894
Kos Pharmaceuticals, Inc.*	5,200	185,172
Lannett Co., Inc.*	3,650	35,405
Ligand Pharmaceuticals, Inc. Class B*	12,600	126,252
Maxim Pharmaceuticals, Inc.*	3,300	8,811
Medicis Pharmaceutical Corp. Class A	1,600	62,464
NeoPharm, Inc.	2,949	25,243
Neurocrine Biosciences, Inc.*	1,500	70,740
Neurogen Corp.*	5,100	32,946
NPS Pharmaceuticals, Inc.*	6,300	137,214
Omega Protein Corp.*	2,700	20,790
Onyx Pharmaceuticals, Inc.*	4,500	193,545
Pain Therapeutics, Inc.*	4,300	30,917
Par Pharmaceutical Cos., Inc.*	3,800	136,534
Penwest Pharmaceuticals Co.*	2,200	24,838
PetMed Express, Inc.*	2,200	10,450
Pharmacopeia Drug Discovery, Inc.*	1,800	8,820
Pharmacyclics, Inc.*	2,300	23,713
POZEN, Inc.*	3,700	32,338
Priority Healthcare Corp. Class B*	5,900	118,885
SciClone Pharmaceuticals, Inc.*	5,500	19,580
Star Scientific, Inc.*	6,700	39,664
Super-Gen, Inc.*	5,400	33,372
The Quigley Corp.	2,100	17,327
United Therapeutics Corp.*	3,400	118,762
Valeant Pharmaceuticals International	7,500	180,900
VaxGen, Inc.*	3,300	44,055
Vertex Pharmaceuticals, Inc.*	13,558	142,359
ViroPharma, Inc.*	2,400	4,632

	SHARES	VALUE
VIVUS, Inc.*	3,200	14,400
Zymogenetics, Inc.*	8,500	148,240
		4,263,439

Health Care - Products - 4.6%
1-800 CONTACTS, Inc.*	1,500	22,815
Abaxis, Inc.*	2,800	36,428
Abgenix, Inc.*	13,800	136,068
ABIOMED, Inc.*	2,700	23,895
Advanced Medical Optics, Inc.*	4,400	174,108
Aksys Ltd.*	3,300	15,675
Align Technology, Inc.*	9,700	148,216
American Medical Systems Holdings, Inc.*	5,600	203,112
Arrhythmia Research Technology, Inc.	200	5,232
Arrow International, Inc.	5,700	170,430
ArthroCare Corp.*	3,400	99,586
Aspect Medical Systems, Inc.*	3,200	57,888
AVI BioPharma, Inc.*	2,800	5,740
Bentley Pharmaceuticals, Inc.*	2,500	26,475
BioLase Technology, Inc.	3,200	26,112
Biosite Diagnostics, Inc.*	2,500	122,400
Bioveris Corp.*	1,800	11,178
Bone Care International, Inc.*	2,800	68,040
Caliper Life Sciences, Inc.*	3,291	23,136
Candela Corp.*	2,700	31,158
Cantel Medical Corp.*	1,100	26,400
Cardiac Science, Inc.*	9,700	18,624
CardioDynamics International Corp.*	6,000	27,600
CardioTech International, Inc.*	1,400	4,130
Cerus Corp.*	1,700	4,097
Cholestech Corp.*	1,700	11,492
Closure Medical Corp.*	1,800	25,632
Columbia Laboratories, Inc.*	4,300	13,115
Compex Technologies, Inc.*	1,500	8,100
CONMED, Corp.*	4,350	114,405
Cooper Cos., Inc.	5,600	383,880
Criticare Systems, Inc.*	1,000	1,770
Cyberonics, Inc.*	3,700	75,702
Cypress Bioscience, Inc.*	3,600	42,012
Datascope Corp.	2,100	78,330
DepoMed, Inc.*	5,300	27,666
Diagnostic Products Corp.	4,100	167,567
Digital Angel Corp.*	1,300	3,835
DJ Orthopedics, Inc.*	3,800	67,070
Encore Medical Corp.*	5,100	25,398
Endocare, Inc.*	2,000	5,460
Endologix, Inc.*	4,100	27,798
Enpath Medical, Inc.*	400	3,660
EPIX Pharmaceuticals, Inc.*	3,600	69,516
Haemonetics Corp.*	4,300	141,212
Hanger Orthopedic Group, Inc.*	3,000	15,030
Hollis-Eden Pharmaceuticals, Inc.*	2,500	26,925
Human Genome Sciences, Inc.*	300	3,273
I Trax, Inc.*	2,000	5,720
I-Flow Corp.*	3,197	46,293
ICU Medical, Inc.*	1,950	50,778
Illumina, Inc.*	4,500	26,595
Immucor, Inc.*	4,912	121,572
IMPAC Medical Systems, Inc.*	700	9,345
Implant Sciences Corp.*	700	7,560
Inspire Pharmaceuticals, Inc.*	6,100	95,953
Invacare Corp.	2,900	133,400
IOMED, Inc.*	300	579
Kensey Nash Corp.*	1,700	44,523
La Jolla Pharmaceutical Co.*	7,200	21,960
Landauer, Inc.	1,100	51,623
Laserscope*	3,100	62,837
Lifecore Biomedical, Inc.*	1,800	12,600
Luminex Corp.*	3,600	25,668
Matrixx Initiatives, Inc.*	1,400	14,560
Medical Action Industries, Inc.*	900	14,965
Mentor Corp.	5,600	188,608
Meridian Bioscience, Inc.	2,000	26,600
Merit Medical Systems, Inc.*	4,444	67,149
MGI Pharma, Inc.*	7,000	186,830
Micro Therapeutics, Inc.*	2,997	12,737
Microtek Medical Holdings, Inc.*	5,200	16,432
Milestone Scientific, Inc.*	500	870
Misonix, Inc.*	400	2,732
Nastech Pharmaceutical Co., Inc.*	1,000	14,290
Natus Medical, Inc.*	700	4,844
NeighborCare, Inc.*	5,700	144,495
Nektar Therapeutics*	9,900	143,352
North American Scientific, Inc.*	1,400	7,140
Noven Pharmaceuticals, Inc.*	3,700	77,108
Novoste Corp.*	1,100	1,804
Nutraceutical International Corp.*	1,300	18,317
Ocular Sciences, Inc.*	3,678	176,434
OraSure Technologies, Inc.*	6,100	38,430
OrthoLogic Corp.*	4,500	31,680

	SHARES	VALUE
Osteotech, Inc.*	1,400	5,516
Palomar Medical Technologies, Inc.*	1,900	41,648
Perrigo Co.	8,400	172,620
PolyMedica Corp.	4,600	141,680
Possis Medical, Inc.*	2,700	42,282
PSS World Medical, Inc.*	11,000	110,440
Quidel Corp.*	3,900	17,667
Quinton Cardiology Systmems, Inc.*	1,200	10,020
ResMed, Inc.*	2,600	123,786
Respironics, Inc.*	3,000	160,320
Rita Medical Systems, Inc.*	2,100	7,770
Sola International, Inc.*	4,800	91,440
Sonic Innovations, Inc.*	2,200	10,032
SONUS Pharmaceuticals, Inc.*	1,700	6,307
STAAR Surgical Co.*	1,900	6,270
Sybron Dental Specialties, Inc.*	5,800	172,202
Synovis Life Technologies, Inc.*	1,300	12,428
The Spectranetics Corp.*	2,400	12,264
Theragenics Corp.*	2,400	8,760
Thoratec Corp.*	8,402	80,827
TriPath Imaging, Inc.*	4,900	40,082
Urologix, Inc.*	1,400	8,848
USANA Health Sciences, Inc.*	3,400	118,320
Vascular Solutions, Inc.*	1,400	12,082
Ventana Medical Systems, Inc.*	2,800	141,232
Vital Signs, Inc.	1,900	60,762
West Pharmaceutical Services, Inc.	4,400	91,740
Wright Medical Group, Inc.*	5,300	133,136
Zila, Inc.*	5,500	22,660
Zoll Medical Corp.*	1,300	43,407
		6,640,322

Health Care - Services - 2.9%
Air Methods Corp.*	800	5,160
Albany Molecular Research, Inc.*	4,400	42,240
Alliance Imaging, Inc.*	6,600	49,302
Allied Healthcare International, Inc.*	3,400	18,326
Allscripts Heathcare Solutions, Inc.*	4,700	42,300
Amedisys, Inc.*	1,700	50,915
America Service Group, Inc.*	800	32,832
American Healthways, Inc.*	5,600	163,016
American Medical Security Group, Inc.*	1,900	60,781
American Retirement Corp.*	2,000	15,300
Amerigroup Corp.*	3,500	196,875
AmSurg Corp.*	4,850	102,723
Angelica Corp.	1,100	27,368
Beverly Enterprises, Inc.*	17,200	130,204
Bio-Imaging Technologies, Inc.*	800	3,904
Bio-Reference Laboratories, Inc.*	1,000	13,940
Capital Senior Living Corp.*	2,200	10,560
Celera Genomics Group - Applera Corp.*	501	5,857
Centene Corp.*	3,350	142,643
Cerner Corp.*	3,200	138,432
CHRONIMED, Inc.*	1,500	9,030
Covance, Inc.*	3,300	131,901
Curative Health Services, Inc.*	1,300	8,931
Discovery Partners International*	5,000	24,000
Dynacq Healthcare, Inc.*	1,300	8,580
First Health Group Corp.*	7,300	117,457
Five Star Quality Care, Inc.*	600	4,290
Genesis HealthCare Corp.*	3,000	91,230
HMS Holdings Corp.*	2,500	16,250
Hooper Holmes, Inc.	8,400	37,632
IDX Systems Corp.*	4,800	155,760
IMPATH, Inc.*	1,700	8,415
Kendle International, Inc.*	2,300	12,167
Kindred Healthcare, Inc.*	5,500	134,200
LabOne, Inc.*	2,600	75,998
LCA-Vision, Inc.	2,000	51,580
Matria Healthcare, Inc.*	1,200	33,972
MedCath Corp.*	2,000	31,640
Medical Staffing Network Holdings, Inc.*	3,300	20,262
MedQuist, Inc.*	4,200	54,810
MIM Corp.*	2,600	15,028
National Medical Health Card Systems, Inc.*	907	18,956
NDCHealth Corp.	5,800	93,090
NovaMed Eyecare, Inc.*	1,600	6,752
OCA, Inc.*	7,000	33,180
Odyssey Healthcare, Inc.*	5,850	103,837
Option Care, Inc.	2,950	45,637
PainCare Holdings, Inc.*	2,600	5,850
PAREXEL International Corp.*	4,200	82,320
Pediatric Services of America, Inc.*	500	4,085
Pediatrix Medical Group, Inc.*	2,800	153,580
Prime Medical Services, Inc.*	1,600	11,552
Province Healthcare Co.*	7,150	149,578
Psychiatric Solutions, Inc.*	2,200	55,770

	SHARES	VALUE
Quality Systems, Inc.*	800	40,408
Radiologix, Inc.*	1,500	5,325
RehabCare Group, Inc.*	2,300	52,969
Res-Care, Inc.*	2,400	28,440
Select Medical Corp.	11,200	150,416
SFBC International, Inc.*	2,150	56,567
Sierra Health Services, Inc.*	3,800	182,134
Specialty Laboratories, Inc.*	2,600	27,300
STERIS Corp.*	1,300	28,522
Sunrise Assisted Living, Inc.*	3,100	108,872
The TriZetto Group, Inc.*	5,900	34,397
U.S. Physical Therapy, Inc.*	1,800	24,462
United Surgical Partners International, Inc.*	4,500	154,575
VCA Antech, Inc.*	10,600	218,678
VitalWorks, Inc.*	4,300	16,039
		4,189,102

Household Products - 0.4%
American Woodmark Corp.	2,400	88,860
Applica, Inc.*	2,800	11,312
Bassett Furniture Industries, Inc.	1,500	28,320
Church & Dwight Co., Inc.	2,400	67,344
Craftmade International, Inc.	400	7,896
Enesco Group, Inc.*	1,500	10,275
Ethan Allen Interiors, Inc.	2,600	90,350
Furniture Brands International, Inc.	4,500	112,860
Kimball International, Inc. Class B	3,300	45,804
Libbey, Inc.	1,800	33,660
Lifetime Hoan Corp.	1,200	17,820
Oneida Ltd.	1,500	2,340
Quaker Fabric Corp.	2,400	15,600
Restoration Hardware, Inc.*	3,900	20,202
Salton, Inc.*	1,900	11,970
		564,613

Instruments - Scientific - 0.6%
Advanced Neuromodulation Systems, Inc.*	3,200	97,120
Bruker BioSciences Corp.*	11,938	41,305
Cepheid, Inc.*	6,300	54,306
Endocardial Solutions, Inc.*	3,100	35,867
FEI Co.*	5,300	104,728
Intuitive Surgical, Inc.*	5,400	133,650
IRIS International, Inc.*	1,400	11,130
Kyphon, Inc.*	6,000	148,680
Metrologic Instruments, Inc.*	3,200	50,720
Microvision, Inc.*	1,800	10,656
SurModics, Inc.*	2,600	61,750
Therma-Wave, Inc.*	3,900	13,260
Vital Images, Inc.*	900	11,025
X-Rite, Inc.	2,500	36,425
		810,622

Insurance - 2.2%
21St Century Insurance Group	11,100	148,185
Alfa Corp.	10,395	145,114
Allmerica Financial Corp.*	5,000	134,400
American Physicians Capital, Inc.*	1,300	39,806
AmerUs Group Co.	1,600	65,600
Argonaut Group, Inc.*	3,900	72,813
Ceres Group, Inc.*	4,500	24,525
Citizens, Inc. Class A	4,347	25,952
CNA Surety Corp.*	5,100	54,060
Crawford & Co. Class A	800	5,200
Crawford & Co. Class B	1,300	8,710
Delphi Financial Group, Inc. Class A	2,550	102,433
FBL Financial Group, Inc. Class A	3,800	99,522
Financial Industries Corp.*	900	7,650
FPIC Insurance Group, Inc.*	1,400	36,190
Harleysville Group, Inc.	4,300	88,838
HCC Insurance Holdings, Inc.	1,000	30,150
HealthExtras, Inc.*	5,000	69,700
Hilb, Rogal & Hamilton Co.	4,700	170,234
Horace Mann Educators Corp.	6,300	110,754
Infinity Property & Casualty Corp.	3,100	91,543
LandAmerica Financial Group, Inc.	2,800	127,400
Meadowbrook Insurance Group, Inc.*	1,900	9,253
Ohio Casualty Corp.*	6,100	127,673
Penn-America Group, Inc.	1,400	19,054
Philadelphia Consolidated Holding Corp.*	2,900	159,848
PMA Capital Corp. Class A	3,500	26,425
Presidential Life Corp.	4,400	75,592
ProAssurance Corp.*	4,100	143,582
Reinsurance Group of America, Inc.	500	20,600
RLI Corp.	3,200	120,160
RTW, Inc.*	250	1,775
Selective Insurance Group, Inc.	3,300	122,760
State Auto Financial Corp.	5,100	147,645
Stewart Information Services Corp.	2,700	106,380

	SHARES	VALUE
The Commerce Group, Inc.	1,400	67,760
The Navigators Group, Inc.*	1,600	46,784
The Phoenix Companies, Inc.	11,300	117,746
Triad Guaranty, Inc.*	1,900	105,412
Universal American Financial Corp.*	8,500	109,905
Vesta Insurance Group, Inc.	4,700	21,103
Zenith National Insurance Corp.	500	21,155
		3,229,391

Internet Services - 3.0%
1-800-FLOWERS.COM, Inc. Class A*	4,700	39,010
Akamai Technologies, Inc.*	8,900	125,045
Alloy Online, Inc.*	4,300	16,297
Answerthink, Inc.*	5,400	28,890
Ariba, Inc.*	8,550	79,857
Ask Jeeves, Inc.*	6,100	199,531
Autobytel, Inc.*	5,300	47,541
Blue Coat Systems, Inc.*	1,400	20,160
BroadVision, Inc.*	3,000	8,790
CACI International, Inc. Class A*	4,400	232,232
CMGI, Inc.*	3,200	3,872
CNET Networks, Inc.*	17,700	161,955
Corillian Corp.*	4,500	20,745
CyberSource Corp.*	3,600	17,388
Digital River, Inc.*	5,400	160,812
DoubleClick, Inc.*	15,800	93,378
Drugstore.com, Inc.*	9,600	32,832
E. piphany, Inc.*	9,300	37,479
Earthlink, Inc.*	12,600	129,780
eCollege.Com*	2,400	23,160
Entrust Technologies, Inc.*	6,300	15,939
Equinix, Inc.*	2,600	80,002
F5 Networks, Inc.*	5,500	167,530
FindWhat.com*	3,700	69,301
GoRemote Internet Communications, Inc.*	1,800	2,394
GSI Commerce, Inc.*	6,200	54,622
Harris Interactive, Inc.*	8,500	56,015
Hollywood Media Corp.*	2,200	7,458
iGATE Capital Corp.*	5,200	19,136
Interland, Inc.*	700	2,485
iVillage, Inc.*	9,000	54,000
j2 Global Communications, Inc.*	3,700	116,883
Jupitermedia Corp.*	5,000	89,000
LookSmart Ltd.*	12,100	17,787
MarketWatch.com, Inc.*	3,242	40,493
Modem Media, Inc.*	1,400	7,532
Neoforma, Inc.*	2,400	22,344
Net2Phone, Inc.*	4,800	15,456
Netflix, Inc.*	8,300	127,986
NetRatings, Inc.*	5,600	99,848
Network Engines, Inc.*	3,400	6,154
NIC, Inc.*	8,800	47,168
Overstock.com, Inc.*	2,900	106,517
PC-Tel, Inc.*	2,500	20,650
Priceline.com, Inc.*	6,600	146,322
Quovadx, Inc.*	2,000	3,820
Real Networks, Inc.*	28,700	133,742
Register.com, Inc.*	4,400	23,936
Retek, Inc.*	7,300	33,288
RSA Security, Inc.*	9,300	179,490
S1 Corp.*	11,300	90,174
SafeNet, Inc.*	3,372	88,953
SeeBeyond Technology Corp.*	10,200	31,416
Selectica, Inc.*	3,600	13,644
SonicWALL, Inc.*	10,700	72,332
Stamps.com, Inc.*	3,650	48,545
Stellent, Inc.*	3,100	23,901
TheStreet.com, Inc.*	2,300	8,625
Tumbleweed Communications Corp.*	3,800	9,614
United Online, Inc.*	9,950	95,719
ValueClick, Inc.*	13,600	128,384
Vignette Corp.*	16,100	21,413
WatchGuard Technologies, Inc.*	3,900	18,252
WebEx Communications, Inc.*	7,000	152,740
webMethods, Inc.*	6,300	33,516
Websense, Inc.*	3,900	162,513
ZixIt Corp.*	4,000	18,320
		4,264,113

Leisure - 2.2%
Alliance Gaming Corp.*	8,200	123,492
Ambassadors Group, Inc.	1,000	27,000
AMC Entertainment, Inc.*	4,700	89,958
Ameristar Casinos, Inc.	4,600	139,150
Argosy Gaming Co.*	4,700	184,240
Atari, Inc.*	15,400	24,178
Aztar Corp.*	5,200	137,800
Bally Total Fitness Holding Corp.*	2,600	9,464
Bluegreen Corp.*	4,100	45,633
Boca Resorts, Inc. Class A*	6,000	111,420
Boyd Gaming Corp.	8,400	236,460
Carmike Cinemas, Inc.	1,600	56,336
Choice Hotels International, Inc.	4,100	236,119
Churchill Downs, Inc.	1,000	39,150
Dover Downs Gaming & Entertainment, Inc.	700	7,203
Dover Motorsports, Inc.	1,000	4,290
Gaylord Entertainment Co.*	4,322	133,982
Interstate Hotels & Resorts, Inc.*	2,700	10,935
Isle of Capri Casinos, Inc.*	4,500	87,165

	SHARES	VALUE
Jameson Inns, Inc.	600	1,068
K2, Inc.*	6,500	93,015
Lakes Entertainment, Inc.*	1,700	17,816
Magna Entertainment Corp. Class A*	2,000	10,900
Mikohn Gaming Corp.*	2,400	13,920
MTR Gaming Group, Inc.*	4,000	37,280
Multimedia Games, Inc.*	5,200	80,600
Nevada Gold & Casinos, Inc.*	2,000	24,040
Penn National Gaming, Inc.*	5,200	210,080
Pinnacle Entertainment, Inc.*	5,000	69,000
Prime Hospitality Corp.*	6,300	76,671
Scientific Games Corp. Class A*	9,500	181,450
Shuffle Master, Inc.*	3,975	148,904
Six Flags, Inc.*	13,900	75,616
Speedway Motorsports, Inc	3,400	113,322
The Marcus Corp.	3,100	60,357
Topps Co., Inc.	5,700	55,746
Trump Hotels & Casino Resorts, Inc*	700	455
Vail Resorts, Inc.*	4,400	79,508
WMS Industries, Inc.*	5,100	131,019
		3,184,742

Machinery - 2.4%
A.O. Smith Corp.	2,800	68,180
Alamo Group, Inc.	1,000	18,710
Albany International Corp. Class A	3,600	107,316
Applied Industrial Technologies, Inc.	2,900	103,646
Astec Industries, Inc.*	3,000	57,360
Baldor Electric Co.	5,300	125,398
BEI Technologies, Inc.	2,100	57,540
CARBO Ceramics, Inc.	2,400	173,136
Cascade Corp.	1,700	47,192
Columbus McKinnon Corp.*	1,600	14,464
Dril-Quip, Inc.*	2,400	53,520
Flow International Corp.*	1,300	4,160
Flowserve Corp.*	6,100	147,498
FSI International, Inc.*	3,500	14,630
Gardner Denver, Inc.*	3,000	82,710
Gehl Co.*	800	15,800
Gerber Scientific, Inc.*	2,900	19,111
Global Power Equipment Group, Inc.*	6,500	48,165
Graco, Inc.	2,775	92,963
Gulf Islands Fabrication, Inc.	1,600	35,680
IDEX Corp.	3,900	132,444
JLG Industries, Inc.	7,000	117,600
Joy Global, Inc.	5,900	202,842
Kadant, Inc.*	1,800	33,048
Kennametal, Inc.	1,200	54,180
Kulicke and Soffa Industries, Inc.*	7,100	40,115
Lindsay Manufacturing Co.	1,500	40,245
Lone Star Technologies, Inc.*	4,600	173,880
Lufkin Industries, Inc.	700	26,054
Milacron, Inc.	5,500	17,160
Powell Industries, Inc.*	1,200	20,220
Presstek, Inc.*	4,900	47,383
Regal-Beloit Corp.	3,700	89,503
Robbins & Myers, Inc.	1,900	41,800
Rofin-Sinar Technologies, Inc.*	2,100	61,698
SatCon Technology Corp.*	1,500	2,835
Sauer, Inc.	2,700	46,116
Semitool, Inc.*	4,000	30,360
Stewart & Stevenson Services, Inc.	4,600	81,282
Tecumseh Products Co. Class A	1,900	79,553
Tennant Co.	1,200	48,636
Terex Corp.*	4,400	190,960
The Manitowoc Co., Inc.	4,500	159,570
The Middleby Corp.	1,500	78,975
Thomas Industries, Inc.	2,600	81,640
Universal Compression Holdings, Inc.*	4,300	146,501
Woodward Governor Co.	1,800	121,482
		3,453,261

Manufacturing - 1.6%
Applied Films Corp.*	1,900	34,219
AptarGroup, Inc.	1,800	79,146
Briggs & Stratton Corp.	2,600	211,120
Charles & Colvard Ltd.*	1,100	9,394
CLARCOR, Inc.	3,600	171,612
Cognex Corp.	6,000	157,200
Cycle Country Accessories Corp.*	300	1,623
Encore Wire Corp.*	3,300	43,692
Fedders Corp.	4,200	17,178
Foamex International, Inc.*	2,900	10,643
Hologic, Inc.*	3,100	59,737
Huffy Corp.*	1,700	315
Jacuzzi Brands, Inc.*	12,100	112,530
JAKKS Pacific, Inc.*	3,800	87,400
Lennox International, Inc.	8,200	122,508
Mykrolis Corp.*	6,600	66,462
Nanophase Technologies Corp.*	1,300	6,643
Nordson Corp.	4,600	157,918
Polaris Industries, Inc.	1,000	55,820
Quanex Corp.	2,500	128,200
Quixote Corp.	900	17,352
Rayovac Corp.*	5,500	144,925
SonoSite, Inc.*	2,000	52,100
Steinway Musical Instruments, Inc.*	900	24,480

	SHARES	VALUE
The Brink’s Co.	6,000	181,020
TTM Technologies, Inc.*	6,100	54,229
Varco International, Inc.*	1,000	26,820
Varian, Inc.*	3,900	147,693
Wabtec Corp.	7,600	142,044
		2,324,023

Metals & Mining - 1.5%
AMCOL International Corp.	4,700	89,864
Arch Coal, Inc.	1,900	67,431
Brush Engineered Materials, Inc.*	2,800	57,988
Canyon Resources Corp.*	3,400	12,920
Century Aluminum Co.*	5,400	149,742
CIRCOR International, Inc.	1,700	33,150
Cleveland-Cliffs, Inc.*	1,800	145,566
Coeur d’Alene Mines Corp.*	34,300	162,582
Commercial Metals Co.	4,100	162,852
Commonwealth Industries, Inc.*	2,100	19,614
Generale Cable Corp.*	5,900	62,776
Hecla Mining Co.*	20,100	149,544
Intermet Corp.	2,300	598
Kaydon Corp.	4,800	138,096
Liquidmetal Technologies, Inc.*	500	950
Massey Energy Co.	6,400	185,152
Metals USA, Inc.*	3,000	53,220
MSC Industrial Direct Co., Inc. Class A	2,000	68,160
Mueller Industries, Inc.	3,500	150,325
Royal Gold, Inc.	2,900	49,532
RTI International Metals, Inc.*	2,900	56,173
Stillwater Mining Co.*	11,700	181,350
USEC, Inc.	12,600	130,662
Wolverine Tube, Inc.*	1,500	17,325
		2,145,572

Multimedia - 0.4%
Emmis Communications Corp. Class A*	6,100	110,166
Image Entertainment, Inc.*	1,500	6,210
LodgeNet Entertainment Corp.*	2,100	27,720
Macrovision Corp.*	6,900	166,152
Martha Stewart Living Omnimedia, Inc. Class A*	3,200	50,240
Media General, Inc. Class A	400	22,380
Pegasus Communications Corp.*	1,000	7,500
The Liberty Corp.	2,600	103,324
Young Broadcasting, Inc. Class A*	2,300	25,001
		518,693

Office Equipment - 0.1%
Global Imaging Systems, Inc.*	3,900	121,212
IKON Office Solutions, Inc.	6,800	81,736
		202,948

Office Furnishings & Supplies - 0.1%
Ennis Business Forms, Inc.	2,000	42,840
Interface, Inc.*	6,300	50,526
Standard Register Co.	2,800	29,400
		122,766

Oil & Gas - 5.0%
AGL Resources, Inc.	1,100	33,847
Aquila, Inc.*	30,800	96,096
Atmos Energy Corp.	5,700	143,583
ATP Oil & Gas Corp.*	2,800	34,104
Atwood Oceanics, Inc.*	2,100	99,834
Berry Petroleum Co. Class A	3,600	132,228
Brigham Exploration Co.*	5,800	54,520
Cabot Oil & Gas Corp. Class A	4,200	188,580
Cal Dive International, Inc.*	5,700	203,034
Callon Petroleum Co.*	2,200	27,896
Carrizo Oil & Gas, Inc.*	2,000	19,140
Cheniere Energy, Inc.*	2,800	55,328
Cimarex Energy Co.*	1,200	41,928
Clayton Williams Energy, Inc.*	900	19,287
Comstock Resources, Inc.*	5,200	108,784
Delta Natural Gas, Inc.	200	5,396
Denbury Resources, Inc.*	7,100	180,340
Edge Petroleum Corp.*	1,400	22,358
Encore Aquisition Co.*	4,900	169,050
Energen Corp.	2,400	123,720
Energy Partners Ltd.*	4,900	79,772
Energy West, Inc.*	200	1,220
EnergySouth, Inc.	900	24,525
Evergreen Resources, Inc.*	3,900	157,114
Forest Oil Corp.*	2,850	85,842
Frontier Oil Corp.	4,200	99,162
Giant Industries, Inc.*	1,600	38,880
Goodrich Petroleum Corp.*	2,500	33,250
Grey Wolf, Inc.*	29,800	145,722
Hanover Compressor Co.*	12,000	161,400
Harvest Natural Resources, Inc.*	5,800	96,280
Helmerich & Payne, Inc.	4,600	131,974
Holly Corp.	3,200	81,600
Horizon Offshore, Inc.*	1,900	1,330
Houston Exploration Co.*	2,700	160,245
Hydril Co.*	2,800	120,260

	SHARES	VALUE
Infinity, Inc.*	800	4,072
KCS Energy, Inc.*	7,800	108,498
Key Energy Services, Inc.*	14,400	159,120
Magnum Hunter Resources, Inc.*	11,200	129,248
Matrix Service Co.*	1,600	8,192
McMoRan Exploration Co.*	2,100	27,363
Mission Resources Corp.*	5,300	33,337
NATCO Group, Inc. Class A*	2,200	19,030
New Jersey Resources Corp.	3,250	134,550
Newpark Resources, Inc.*	13,400	80,400
Oceaneering International, Inc.*	4,000	147,360
Oil States International, Inc.*	7,400	138,380
OMNI Energy Services Corp.*	800	2,816
ONEOK, Inc.	3,000	78,060
Parallel Petroleum Corp.*	2,800	13,328
Parker Drilling Co.*	13,200	48,444
Patina Oil & Gas Corp.	5,312	157,076
Penn Virginia Corp.	2,900	114,811
Petroleum Development Corp.*	2,400	105,168
Piedmont Natural Gas Co., Inc.	1,300	57,122
Plains Exploration & Production Co.*	7,757	185,082
Range Resources Corp.	11,100	194,139
Remington Oil & Gas Corp.*	4,400	115,500
RGC Resources, Inc.	200	4,716
SEACOR SMIT, Inc.*	2,600	121,550
SEMCO Energy, Inc.	2,800	15,372
Southern Union Co.	4,800	98,400
Southwestern Energy Co.*	4,700	197,353
Spinnaker Exploration Co.*	3,700	129,648
St. Mary Land & Exploration Co.	4,100	163,221
Stone Energy Corp.*	2,937	128,523
Superior Energy Services, Inc.*	11,200	144,704
Swift Energy Co.*	4,200	100,632
Tesoro Petroleum Corp.*	7,100	209,663
The Meridian Resource Corp.*	10,900	96,247
TransMontaigne, Inc.*	4,300	25,026
Trico Marine Services, Inc.*	3,100	465
UGI Corp.	2,400	89,424
Unit Corp.*	4,800	168,384
Vintage Petroleum, Inc.	9,700	194,679
W-H Energy Services, Inc.*	4,400	91,300
Western Gas Resources, Inc.	2,600	74,334
		7,292,366

Paper & Related Products - 0.3%
American Greetings Corp. Class A	3,600	90,432
Louisiana-Pacific Corp.	8,400	217,980
Potlatch Corp.	3,500	163,835
		472,247

Personal Care - 0.4%
Chattem, Inc.*	3,100	99,975
Elizabeth Arden, Inc.*	4,200	88,452
Nature’s Sunshine Products, Inc.	1,700	25,789
Nu Skin Enterprises, Inc. Class A	8,400	197,484
Revlon, Inc. Class A*	50,600	127,512
		539,212

Photo Equipment & Supplies - 0.1%
American Science & Engineering, Inc.*	800	26,360
Concord Camera Corp.*	2,700	5,022
Lexar Media, Inc.*	13,000	109,070
		140,452

Publishing - 0.6%
Cadmus Communications Corp.	1,000	14,700
Hollinger International, Inc. Class A	8,700	150,423
Information Holdings, Inc.*	2,700	73,521
Journal Register Co.*	6,700	126,630
Playboy Enterprises, Inc. Class B*	4,200	42,168
PRIMEDIA, Inc.*	41,600	97,760
ProQuest Co.*	4,600	118,220
Pulitzer, Inc.	1,000	49,400
Scholastic Corp.*	5,600	172,984
Thomas Nelson, Inc.	1,800	35,190
		880,996

Real Estate - 0.4%
Avatar Holdings, Inc.*	500	21,225
Corrections Corp. of America*	4,600	162,656
HomeStore.com, Inc.*	17,200	39,732
Jones Lang LaSalle, Inc.*	5,200	171,652
LNR Property Corp.	2,400	148,584
Trammell Crow Co.*	6,100	95,892
		639,741

Restaurants - 1.5%
AFC Enterprises, Inc.*	2,800	60,984
Applebee’s International, Inc.	2,475	62,568
BJ’s Restaurants, Inc.*	2,400	38,088
Bob Evans Farms, Inc.	4,000	108,640

	SHARES	VALUE
Buca, Inc.*	1,500	6,360
California Pizza Kitchen, Inc.*	2,900	63,365
CBRL Group, Inc.	1,200	43,296
CEC Entertainment, Inc.*	5,650	207,637
Champps Entertainment, Inc.*	800	7,104
Checkers Drive-In Restaurants, Inc.*	1,000	11,750
CKE Restaurants, Inc.*	9,200	101,660
Dave & Buster’s, Inc.*	1,400	26,572
Famous Dave’s of America, Inc.*	1,145	8,588
IHOP Corp.	3,200	122,272
Jack in the Box, Inc.*	4,700	149,131
Krispy Kreme Doughnuts, Inc.*	1,100	13,926
Landry’s Seafood Restaurants, Inc.	4,100	111,889
Lone Star Steakhouse & Saloon, Inc.	3,300	85,239
Luby’s, Inc.*	3,000	19,800
O’ Charley’s, Inc.*	3,100	50,530
P.F. Chang’s China Bistro, Inc.*	4,100	198,809
Papa John’s International, Inc.*	2,800	85,904
RARE Hospitality International, Inc.*	5,409	144,150
Rubio’s Restaurants, Inc.*	600	5,472
Ruby Tuesday, Inc.	1,200	33,444
Ryan’s Restaurant Group, Inc.*	6,300	93,492
Sonic Corp.*	7,650	196,069
The Steak n Shake Co.*	4,100	70,028
Total Entertainment Restaurant Corp.*	900	7,839
Worldwide Restaurant Concepts, Inc.*	2,200	6,996
		2,141,602

Retail - Food - 0.3%
Calavo Growers, Inc.	1,000	10,819
Ingles Markets, Inc.	1,300	15,678
Pathmark Stores, Inc.*	3,700	17,945
Ruddick Corp.	6,500	127,660
Smart & Final, Inc.*	4,500	75,420
The Great Atlantic & Pacific Tea Co., Inc.*	5,000	30,500
Weis Markets, Inc.	3,300	111,804
Wild Oats Markets, Inc.*	4,200	36,288
Winn-Dixie Stores, Inc.	21,300	65,817
		491,931

Retail - General - 0.8%
7-Eleven, Inc.*	8,400	167,832
99 Cents Only Stores*	10,400	147,992
Bebe stores, Inc.	6,200	130,944
Casey’s General Stores, Inc.	6,974	129,647
Electronics Boutique Holdings Corp.*	3,800	129,580
Fred’s, Inc.	6,287	112,914
Longs Drug Stores Corp.	5,200	125,840
PriceSmart, Inc.*	400	2,972
ShopKo Stores, Inc.*	4,400	76,604
The Pantry, Inc.*	3,000	75,510
		1,099,835

Retail - Specialty - 4.1%
A.C. Moore Arts & Crafts, Inc.*	3,000	74,190
Action Performance Cos., Inc.	2,200	22,286
Aeropostale, Inc.*	7,350	192,570
America’s Car-Mart, Inc.*	900	30,375
AnnTaylor Stores Corp.*	4,275	100,035
Blair Corp.	1,000	28,180
Brookstone, Inc.*	2,850	53,836
Burlington Coat Factory Warehouse Corp.	6,200	131,626
Cache, Inc.*	1,800	27,000
Callaway Golf Co.	10,500	110,985
Casual Male Retail Group, Inc.*	4,100	21,484
Charlotte Russe Holding, Inc.*	3,200	36,736
Children’s Place Retail Stores, Inc.*	4,300	102,813
Christopher & Banks Corp.	5,837	93,450
Claire’s Stores, Inc.	6,600	165,264
Coldwater Creek, Inc.*	3,712	77,469
Copart, Inc.*	8,050	152,386
Cost Plus, Inc.*	3,697	130,800
Deb Shops, Inc.	1,900	46,360
Finlay Enterprises, Inc.*	1,200	23,340
First Cash Financial Services, Inc.*	1,950	39,059
Footstar, Inc.*	1,400	4,970
Friedman’s, Inc. Class A	1,600	3,296
GameStop Corp.*	2,900	53,679
Genesco, Inc.*	3,500	82,425
Goody’s Family Clothing, Inc.	3,300	27,786
Group 1 Automotive, Inc.*	3,600	98,208
GTSI Corp.*	2,500	21,975
Guitar Center, Inc.*	4,400	190,520
Hancock Fabrics, Inc.	2,300	27,554
Hibbett Sporting Goods, Inc.*	3,900	79,911
Hollywood Entertainment Corp.*	9,700	95,739
Hot Topic, Inc.*	7,475	127,374
J. Jill Group, Inc.*	2,750	54,587
Jo-Ann Stores, Inc.*	3,400	95,336
Jos. A. Bank Clothiers, Inc.*	1,900	52,592
K-Swiss, Inc. Class A	4,300	82,775
Kenneth Cole Productions, Inc. Class A	1,900	53,466

	SHARES	VALUE
La-Z-Boy, Inc.	7,300	110,814
Linens ‘n Things, Inc.*	4,500	104,265
MarineMax, Inc.*	2,300	51,796
Mothers Work, Inc.*	400	5,800
Movado Group, Inc.	2,500	42,500
Movie Gallery, Inc.	4,896	85,827
NBTY, Inc.*	2,100	45,276
Pacific Sunwear of California, Inc.*	6,675	140,509
Party City Corp.*	2,100	31,017
Payless ShoeSource, Inc.*	10,200	103,326
PC Connection, Inc.*	2,000	13,740
PC Mall, Inc.*	1,200	18,348
Pep Boys - Manny, Moe & Jack	8,000	112,000
Pier 1 Imports, Inc.	1,900	34,352
RC2 Corp.*	3,300	108,570
Regis Corp.	3,900	156,858
Retail Ventures, Inc.*	4,300	32,422
Rex Stores Corp.*	1,575	22,129
Select Comfort Corp.*	5,800	105,560
Sharper Image Corp.*	2,400	51,480
Shoe Carnival, Inc.*	1,200	14,148
Sonic Automotive, Inc. Class A	4,000	80,200
Sotheby’s Holdings, Inc. Class A*	7,300	114,756
Stage Stores, Inc.*	2,600	88,972
Stein Mart, Inc.*	7,230	110,041
Systemax, Inc.*	4,400	24,904
TBC Corp.*	3,300	73,722
The Bombay Co., Inc.*	4,200	30,786
The Bon-Ton Stores, Inc.	1,600	19,504
The Boyds Collection Ltd.*	7,400	17,612
The Buckle, Inc.	1,700	46,699
The Cato Corp. Class A	3,200	71,200
The Dress Barn, Inc.*	4,500	78,525
The Gymboree Corp.*	4,300	61,920
The Men’s Wearhouse, Inc.*	4,700	136,535
The Nautilus Group, Inc.	5,200	117,468
The Sports Authority, Inc.*	3,821	88,647
The Sportsman’s Guide, Inc.*	400	8,092
Too, Inc.*	5,500	99,385
Tractor Supply Co.*	4,900	154,056
Transport World Entertainment Corp.*	5,400	52,758
Tuesday Morning Corp.*	5,300	163,876
Tweeter Home Entertainment Group, Inc.*	2,000	11,300
United Retail Group, Inc.*	100	258
West Marine, Inc.*	3,100	66,278
Wet Seal, Inc.*	2,475	4,109
Whitehall Jewellers, Inc.*	1,700	13,651
Wilsons The Leather Experts, Inc.*	3,700	19,166
		5,957,594

Steel - 1.2%
AK Steel Holding Corp.*	17,400	141,984
Allegheny Technologies, Inc.	11,300	206,225
Carpenter Technology Corp.	3,400	162,316
Material Sciences Corp.	1,100	14,839
Maverick Tube Corp.*	6,400	197,184
NS Group, Inc.*	2,900	53,650
Oregon Steel Mills, Inc.*	3,700	61,531
Reliance Steel & Aluminum Co.	3,900	154,830
Ryerson Tull, Inc.	4,000	68,680
Schnitzer Steel Industries, Inc. Class A	4,750	153,663
Shiloh Industries, Inc.*	1,100	15,290
Steel Dynamics, Inc.	5,400	208,548
Steel Technologies, Inc.	1,900	48,672
The Timken Co.	2,400	59,088
Valmont Industries, Inc.	3,600	75,132
Worthington Industries, Inc.	6,000	128,100
		1,749,732

Telecommunications - 2.1%
Anaren Microwave, Inc.*	2,900	39,034
APAC Telecommunications Corp.*	6,900	11,523
Arch Wireless, Inc. Class A*	3,000	86,190
Aware, Inc.*	2,700	6,399
Boston Communications Group, Inc.*	2,100	18,417
C-Cor.net Corp.*	6,500	54,925
Carrier Access Corp.*	4,700	32,665
CellStar Corp.*	2,400	10,942
Centennial Communications Corp. Class A*	9,500	55,860
Cincinnati Bell, Inc.*	39,200	136,808
Commonwealth Telephone Enterprises, Inc.	3,400	148,070
CommScope, Inc.*	8,000	172,800
Comtech Telecommunications Corp.*	1,650	44,715
CT Communications, Inc.	2,100	28,959
D&E Communications, Inc.	1,700	19,550
EMS Technologies, Inc.*	1,300	22,425
General Communication, Inc. Class A*	8,600	77,830
Glenayre Technologies, Inc.*	5,000	9,000
GulfMark Offshore, Inc.*	2,300	37,559
Harmonic, Inc.*	10,800	71,820
Hickory Tech Corp.	700	8,121
IDT Corp.*	2,900	42,282

	SHARES	VALUE
IDT Corp. Class B*	1,600	24,048
Inet Technologies, Inc.*	6,300	79,254
Infonet Services Corp. Class B*	5,000	8,200
InfoSpace, Inc.*	4,800	227,472
InterDigital Communications Corp.*	8,900	145,248
Intrado, Inc.*	2,400	24,264
LCC International, Inc. Class A*	1,200	3,816
Lightbridge, Inc.*	3,100	14,942
Metro One Telecommunications, Inc.*	4,100	6,601
MRV Communications, Inc.*	12,700	31,750
NMS Communications Corp.*	6,300	30,744
Norstan, Inc.*	1,100	3,520
Plantronics, Inc.	5,000	216,200
Powerwave Technologies, Inc.*	15,400	94,864
Price Communications Corp.	8,425	128,481
Primus Telecommunications Group, Inc.*	13,500	19,845
PTEK Holdings, Inc.*	11,400	97,698
RCN Corp.*	5,000	285
RF Micro Devices, Inc.*	8,800	55,792
Spherix, Inc.*	1,400	4,690
SR Telecom, Inc.*	255	538
SureWest Communications	1,908	54,702
Sycamore Networks, Inc.*	29,200	110,376
SymmetriCom, Inc.*	6,684	63,231
Talk America Holdings, Inc.*	3,066	16,035
Telular Corp.*	1,100	11,561
Time Warner Telecom, Inc. Class A*	6,200	29,760
Tollgrade Communications, Inc.*	1,200	10,548
Triton PCS Holdings, Inc. Class A*	7,300	18,688
UbiquiTel, Inc.*	13,100	52,400
US LEC Corp. Class A*	4,200	12,600
Westell Technologies, Inc. Class A*	6,900	35,673
Western Wireless Corp. Class A*	9,800	251,958
Wireless Facilities, Inc.*	10,900	75,973
Wireless Telecom Group, Inc.	1,100	2,640
		3,100,291

Textile & Apparel - 1.4%
Ashworth, Inc.*	2,000	16,400
Brown Shoe Co., Inc.	2,700	67,662
Candie’s, Inc.*	2,400	11,376
Charming Shoppes, Inc.*	16,200	115,344
Cherokee, Inc.	700	16,702
Columbia Sportswear Co.*	750	40,875
Culp, Inc.*	1,500	11,025
Cutter & Buck, Inc.	1,200	13,200
DHB Industries, Inc.*	6,500	92,300
G & K Services, Inc. Class A	2,900	115,246
Guess?, Inc.*	7,000	124,670
Haggar Corp.	800	13,712
Kellwood Co.	3,300	120,285
Oakley, Inc.	11,000	130,900
Oshkosh B’ Gosh, Inc. Class A	1,400	28,280
Oxford Industries, Inc.	2,800	104,300
Perry Ellis International, Inc.*	1,000	22,490
Phillips-Van Heusen Corp.	4,600	102,488
Quiksilver, Inc.*	7,600	193,192
Reebok International Ltd.	1,100	40,392
Russell Corp.	4,900	82,516
Skechers U.S.A., Inc. Class A*	3,100	45,012
Steven Madden Ltd.*	1,600	28,240
Stride Rite Corp.	5,500	56,375
The Dixie Group, Inc.*	1,200	13,500
The Finish Line, Inc. Class A	3,400	105,128
The Warnaco Group, Inc.*	6,400	142,272
Tropical Sportswear Int’l Corp.*	800	960
Unifi, Inc.*	4,300	9,804
Wolverine World Wide, Inc.	6,400	161,280
		2,025,926

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	1,800	36,306
Goodyear Tire & Rubber Co.*	12,100	129,954
		166,260

Tobacco - 0.0%
DIMON, Inc.	5,900	34,751
Standard Commercial Corp.	1,500	23,625
		58,376

Tools-Hand Held - 0.2%
Toro Co.	3,200	218,560

Transportation - 2.1%
ABX Air, Inc.*	4,300	27,950
AirNet Systems, Inc.*	700	3,010
Alexander & Baldwin, Inc.	2,500	84,850
Arkansas Best Corp.	4,000	146,480
Celadon Group, Inc.*	1,200	22,860
Covenant Transport, Inc. Class A*	1,500	28,980
Dynamex, Inc.*	1,100	18,964
EGL, Inc.*	6,800	205,768
Forward Air Corp.*	3,700	148,074
Frozen Food Express Industries, Inc.*	1,900	14,421

	SHARES	VALUE
GATX Corp.	6,000	159,960
Genesee & Wyoming, Inc. Class A*	3,850	97,482
Heartland Express, Inc.	10,443	192,673
Interpool, Inc.	2,700	50,625
Kansas City Southern Industries, Inc.*	8,715	132,207
Kirby Corp.*	3,400	136,510
Knight Transportation, Inc.*	8,500	182,070
Laidlaw International, Inc.*	5,000	82,250
Landstar Systems, Inc.*	3,900	228,852
Maritrans, Inc.	1,100	16,984
Offshore Logistics, Inc.*	3,400	117,028
Old Dominion Freight Line, Inc.*	3,835	110,486
Overseas Shipholding Group, Inc.	3,800	188,632
P.A.M. Transportation Services, Inc.*	1,400	26,824
RailAmerica, Inc.*	5,100	56,355
SCS Transportation, Inc.*	2,100	39,774
Seabulk International, Inc.*	2,500	25,875
Stonepath Group, Inc.*	3,500	3,185
Swift Transportation Co., Inc.*	680	11,438
USA Truck, Inc.*	1,000	12,200
USF Corp.	3,850	138,176
Werner Enterprises, Inc.	2,375	45,861
Yellow Roadway Corp.*	5,392	252,831
		3,009,635

Utilities - 1.9%
Allegheny Energy, Inc.*	5,000	79,800
Artesian Resources Corp. Class A	200	5,436
Avista Corp.	6,800	123,080
Black Hills Corp.	4,500	125,010
California Water Service Group	2,900	85,173
Cascade Natural Gas Corp.	1,500	31,845
Central Vermont Public Service Corp.	1,500	30,165
CH Energy Group, Inc.	2,400	109,920
Chesapeake Utilities Corp.	600	15,060
Cleco Corp.	6,700	115,508
CMS Energy Corp.*	10,300	98,056
Dynegy, Inc. Class A*	13,900	69,361
El Paso Electric Co.*	7,400	118,918
Empire District Electric Co.	3,800	78,090
FuelCell Energy, Inc.*	7,600	77,900
Green Mountain Power Corp.	800	20,840
IDACORP, Inc.	4,600	133,676
Ionics, Inc.*	3,400	91,800
MGE Energy, Inc.	3,000	95,460
Middlesex Water Co.	999	17,902
Northwest Natural Gas Co.	4,100	130,093
NUI Corp.	2,900	38,686
Otter Tail Power Co.	4,114	104,907
Peoples Energy Corp.	700	29,176
PNM Resources, Inc.	6,150	138,436
Sierra Pacific Resources*	16,400	146,780
Southwest Gas Corp.	5,300	126,935
Southwest Water Co.	2,036	24,941
The Laclede Group, Inc.	3,100	90,613
UIL Holdings Corp.	2,200	108,218
Unisource Energy Corp.	5,000	121,750
Unitil Corp.	500	13,503
WGL Holdings, Inc.	1,000	28,260
WPS Resources Corp.	1,200	53,988
		2,679,286

Waste Management - 0.3%
Casella Waste Systems, Inc. Class A*	3,400	40,256
Clean Harbors, Inc.*	1,200	13,992
Darling International, Inc.*	8,300	35,773
IMCO Recycling, Inc.*	1,900	21,660
Stericycle, Inc.*	3,200	146,880
Waste Connections, Inc.*	4,650	147,312
		405,873
TOTAL COMMON STOCKS
(Identified Cost $115,764,629)		143,253,087

WARRANTS - 0.0%

Oil & Gas - 0.0%
Magnum Hunter Resources, Inc. expires 03/21/05*	580	238

TOTAL WARRANTS
(Identified Cost $586)		238

SHORT-TERM INVESTMENTS - 0.7%

Other - 0.7%
SSgA Government Money Market Fund	692	692
SSgA Money Market Fund	1,009,501	1,009,502

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,010,194)		1,010,194

Total Investments - 99.8% (Identified Cost $116,775,409)#		144,263,519
Cash and Other Assets, Less Liabilities — 0.2%		276,517
Net Assets — 100%		$144,540,036

*                      Non-income producing security

#                      At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $116,775,409. Net unrealized appreciation aggregated $27,488,110 of which $38,433,874 related to appreciated investment securities and $10,945,764 related to depreciated investment securities.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2004 (Unaudited)

	SHARES	VALUE
BONDS AND NOTES - 0.0%

United Kingdom - 0.0%
Duelguide Plc, 1.000%, 4/30/14(b)	$15,202	$27,511
TOTAL BONDS AND NOTES (Identified Cost $27,799)		27,511

COMMON STOCKS - 98.8%

Australia - 5.3%
Amcor Ltd.	136,825	711,505
AMP Ltd.	237,052	1,069,597
Ansell Ltd.	31,286	200,305
APN News & Media Ltd.	33,345	109,642
AWB Ltd.	61,909	203,114
AXA Asia Pacific Holdings Ltd.	323,615	930,481
BHP Steel Ltd.	140,605	885,948
Boral Ltd.	108,608	541,963
Brambles Industries Ltd.	97,659	500,765
Caltex Australia Ltd.	60,104	403,526
Commonwealth Bank of Australia	52,472	1,147,307
CSR Ltd.	177,338	314,671
Downer EDI Ltd.	52,169	151,134
Insurance Australia Group Ltd.	97,011	365,353
Lend Lease Corp. Ltd.	76,320	631,238
Lion Nathan Ltd.	122,492	654,715
Mayne Nickless Ltd.	125,400	358,743
Mirvac Group	132,125	416,258
National Australia Bank Ltd.	33,781	660,090
OneSteel Ltd.	100,923	222,204
Orica Ltd.	34,384	430,815
Origin Energy Ltd.	76,843	337,816
PaperlinX Ltd.	82,826	319,729
Qantas Airways Ltd.	472,546	1,180,734
QBE Insurance Group Ltd.	14,041	133,215
Rinker Group Ltd.	104,850	655,341
Rio Tinto Ltd.	6,612	181,842
Santos Ltd.	108,707	578,673
Seven Network Ltd.	42,091	150,593
Southcorp Ltd.	152,970	373,357
St. George Bank Ltd.	11,154	176,510
Wesfarmers Ltd.	2,761	63,989
WMC Resources Ltd.	230,021	892,937
		15,954,110

Austria - 0.4%
Bank Austria Creditanstalt	5,627	398,976
Boehler-Uddeholm AG	803	74,126
Flughafen Wien AG	630	38,333
OMV AG	958	220,670
Telekom Austria AG	9,800	137,268
Voest-Alpine Stahl AG	5,900	334,374
		1,203,747

Belgium - 1.5%
Ackermans & van Haaren NV	937	25,248
Algemene Maatschappij voor Nijverheidskredit NV (Almanij)	18,400	1,237,230
Banque Nationale de Belgique (BNB)	90	309,345
Bekaert NV	3,700	230,872
Cofinimmo	248	35,261
Delhaize Group	9,463	601,047
Dexia	24,994	466,786
Fortis	22,000	523,423
S.A. D’Ieteren NV	154	28,493
Solvay SA	4,700	434,799
Tessenderlo Chemie NV	6,100	240,723
Umicore	210	29
Union Miniere SA	4,410	321,722
		4,454,978

Denmark - 1.4%
Carlsberg A/S	6,925	323,571
Codan A/S	6,870	283,169
Danisco A/S	5,730	302,158
Danske Bank	61,903	1,626,988
Jyske Bank A/S*	4,170	271,389
Rockwool International AS	2,400	102,728
Sydbank AS	740	116,078
TDC A/S	30,980	1,095,997
		4,122,078

Finland - 1.8%
Fortum Corp.	135,757	1,896,483
Huhtamaki Van Leer Oyj, Series 1	11,200	150,202
Kemira Oyj	24,100	335,173
Kesko Oyj	19,100	417,901
Metra Oyj, Class B	9,500	224,136
Metsa-Serla Oyj, Series B	32,800	189,392
Metso Oyj	26,690	342,360
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	6,400	77,883
Outokumpu Oyj	35,000	599,765
Rautaruukki Oyj	22,100	215,425
Stora Enso Oyj	43,000	580,940
UPM-Kymmene Oyj	20,900	397,853
		5,427,513

France - 11.9%
Accor SA	9,300	362,385
Air France	38,596	607,709
Alstom*	94,360	56,242
Assurances Generales de France	27,645	1,731,857

	SHARES	VALUE
Axa	169,692	3,432,548
BNP Paribas SA	66,503	4,294,166
Bongrain SA	1,018	63,774
Business Objects SA*	8,044	185,789
Cap Gemini SA*	15,114	355,275
Ciments Francais	3,633	315,789
Club Mediterranee*	1,200	56,743
Compagnie de Saint-Gobain	35,588	1,826,431
Compagnie Generele des Etablissements Michelin, Class B	11,183	568,235
Credit Agricole SA	73,976	2,017,239
Credit Industriel et Commercial	500	93,442
Eiffage SA	1,444	123,364
Euler Hermes SA	1,453	87,417
Eurazeo	1,170	82,885
Faurecia	2,942	213,714
Financiere Marc de Lacharriere SA	3,894	161,985
France Telecom SA	8,300	206,749
Galeries Lafayette SA	930	184,426
Gecina	6,300	531,966
Havas SA	30,007	157,615
Imerys SA	2,400	159,590
Lafarge SA	14,046	1,228,762
Lagardere S.C.A.	6,500	403,085
Nexans SA	1,400	47,512
Pinault-Printemps-Redoute SA	14,594	1,340,129
PSA Peugoet Citroen	30,890	1,902,540
Rallye SA	1,100	53,203
Remy Cointreau SA	6,788	231,460
Renault SA	29,327	2,398,047
Rexel SA	5,639	238,076
Schneider Electric SA	19,313	1,248,259
SCOR*	45,000	69,290
SEB SA	550	53,134
Societe BIC SA	5,416	249,509
Societe Generale	20,200	1,787,189
Sodexho Alliance SA	16,600	439,058
Suez SA	69,300	1,485,280
Technip-Coflexip SA	2,064	333,186
Thomson	25,175	527,061
Unibail	3,314	398,965
Valeo SA	9,506	347,984
Vallourec SA	580	67,700
Vivendi Environnement	17,000	489,113
Vivendi Universal SA*	110,876	2,840,344
		36,056,221

Germany - 8.2%
Aareal Bank AG	2,000	57,021
Allianz AG	12,435	1,252,124
AMB Generali Holding AG	5,892	417,034
BASF AG	15,750	928,007
Bayer AG	53,437	1,461,146
Bayerische Hypo-und Vereinsbank AG*	69,308	1,330,537
Bilfinger Berger AG	2,054	71,135
Commerzbank AG	52,793	981,369
Continental AG	2,000	108,703
DaimlerChrysler AG	85,087	3,507,806
Deutsche Bank AG	44,745	3,215,379
Deutsche Lufthansa AG	39,180	455,867
Deutsche Telekom AG*	50,300	933,153
Fraport AG	10,187	340,151
Hannover Rueckversicherungs-AG	2,700	87,506
Heidelberg Zement	10,989	511,027
Heidelberger Druckmaschinen AG*	9,086	270,781
Hochtief AG	5,604	138,132
Hypo Real Estate Holding AG*	6,500	222,770
Infineon Technologies AG*	61,666	629,436
IVG Immobilen AG	7,308	88,206
KarstadtQuelle AG	14,404	224,471
Linde AG	7,513	432,878
MAN AG	5,050	172,636
Merck KGaA	3,959	226,337
MG Technologies AG	19,825	244,208
Muenchener Rueckversicherungs-Gesell schaft AG	11,943	1,150,232
Preussag AG	17,334	324,805
T-Online International AG*	9,700	105,273
Thyssen Krupp AG	58,432	1,138,434
Veba AG	33,057	2,438,283
Vereins-und Westbank AG	750	25,518
Volkswagen AG	31,843	1,225,377
		24,715,742

Greece - 0.4%
Agricultural Bank of Greece*	8,900	43,101
Alpha Bank A.E.	6,840	174,118
Bank of Greece	1,810	187,897
Commercial Bank of Greece	11,200	246,721
Hellenic Petroleum SA	24,460	201,070
Hellenic Telecommunications Organization SA	26,360	354,821
Intracom SA	19,640	72,920
		1,280,648

Hong Kong - 2.9%
Cheung Kong (Holdings) Ltd.	140,000	1,202,857
Cheung Kong Infrastructure Holdings Ltd.	87,000	224,805
China Overseas Land & Investment Ltd.	544,000	117,895
China Travel International Investment Hong Kong Ltd.	110,000	30,328

	SHARES	VALUE
Citic Pacific Ltd.	32,000	82,276
Great Eagle Holdings Ltd.	22,401	43,807
Hang Lung Development Co., Ltd.	174,000	272,220
Henderson Land Development Co., Ltd.	232,000	1,109,706
Hongkong and Shanghai Hotels Ltd.	40,500	29,603
Hopewell Holdings Ltd.	107,000	222,971
Hutchison Telecommunications International Ltd., Reserved Shares*(b)	3,573	0
Hutchison Whampoa Ltd.	268,000	2,096,408
Hysan Development Co., Ltd.	138,639	245,344
Kerry Properties Ltd.	175,109	330,094
New Asia Realty & Trust Co. Ltd.	50,000	20,999
New World Development Co., Ltd.	450,858	424,951
Shanghai Industrial Holdings Ltd.	57,000	103,795
Shangri-La Asia Ltd.	226,090	242,091
Sino Land Co., Ltd.	655,879	487,824
Tsim Sha Tsui Properties Ltd.	58,253	70,966
Wharf (Holdings) Ltd.	289,000	972,833
Wheelock and Co., Ltd.	320,000	465,755
		8,797,528

Ireland - 1.8%
Allied Irish Banks Plc	30,977	515,825
Bank of Ireland	67,929	914,363
CRH Plc	77,782	1,844,789
Elan Corp. Plc*	58,575	1,374,701
Irish Life & Permanent Plc	54,975	887,448
		5,537,126

Italy - 2.8%
Alitalia SpA*	720,000	245,420
Banca Antonveneta SpA	14,000	289,278
Banca Monte dei Paschi di Siena SpA	283,375	835,717
Banca Nazionale del Lavoro SpA*	256,953	569,543
Banca Popolare di Lodi	35,500	353,098
Banca Popolare di Milano	71,760	449,995
Benetton Group SpA	21,000	252,684
Buzzi Unicem SpA	13,000	171,759
C.I.R.-Compagnie Industriali Riunite SpA	66,251	144,790
Caltagirone Editore SpA	20,702	169,150
Capitalia SpA	270,000	992,407
Compagnia Assicuratrice Unipol SpA	31,000	120,872
e.Biscom SpA*	2,000	99,315
Edison SpA*	143,555	249,563
ERG SpA	18,000	146,626
Fiat SpA*	92,800	668,360
Italcementi SpA	19,180	283,420
Italmobiliare SpA	4,000	203,150
Milano Assicurazioni	33,000	138,915
Pirelli & Co. SpA	106,664	109,139
SAI SpA	23,500	530,221
SanPaolo IMI SpA	50,709	572,378
Societa’ Cattolica di Assicurazioni SpA	3,300	129,899
Telecom Italia SpA	183,809	567,188
Tiscali SpA*	35,000	125,168
		8,418,055

Japan - 16.6%
Aichi Steel Corp.	15,000	77,862
Aisin Seiki Co., Ltd.	24,200	597,341
Amada Co., Ltd.	34,000	177,413
Anritsu Corp.	10,000	65,974
Aomori Bank Ltd.	6,000	23,086
Aoyama Trading Co., Ltd.	6,000	136,122
Asahi Breweries Ltd.	45,000	458,188
Asahi Kasei Corp.	112,000	483,797
Asahi National Broadcasting Co., Ltd.	35	68,288
ASATSU-DK, Inc.	4,600	126,485
Ashikaga Financial Group, Inc.*(a)(b)	8,000	73
Autobacs Seven Co., Ltd.	3,300	92,236
Awa Bank Ltd.	20,000	117,065
Bank of Kyoto Ltd.	27,000	175,189
Bank of Nagoya Ltd.	18,000	82,817
Benesse Corp.	7,100	197,804
Canon Sales Co., Inc.	8,000	105,558
Casio Computer Co., Ltd.	16,000	188,611
Chiba Bank Ltd.	76,000	398,639
Chudenko Corp.	5,700	75,934
Chugoku Bank Ltd.	20,000	192,023
Citizen Watch Co.	18,000	176,251
Coca-Cola West Japan Co., Ltd.	6,700	162,948
COMSYS Holdings Corp.	9,000	64,849
Cosmo Oil Co., Ltd.	56,000	162,621
Dai Nippon Printing Co., Ltd.	52,000	695,567
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	68,000	271,519
Daicel Chemical Industries Ltd.	30,000	148,373
Daido Steel Co., Ltd.	35,000	90,839
Daihatsu Motor Co., Ltd.	38,000	304,152
Daiichi Pharmaceutical Co., Ltd.	18,600	320,198
Dainippon Ink and Chemicals, Inc.	64,000	141,712
Dainippon Pharmaceutical Co., Ltd.	14,000	117,900
Daishi Bank Ltd.	29,000	92,636

	SHARES	VALUE
Daiwa House Industry Co., Ltd.	49,000	478,906
Denso Corp.	30,300	716,289
Dowa Fire & Marine Insurance Co., Ltd.	33,000	159,318
Ebara Corp.	20,000	86,029
Edion Corp.	4,000	33,613
Ezaki Glico Co., Ltd.	13,000	85,766
Fuji Electric Co., Ltd.	60,000	148,646
Fuji Heavy Industries Ltd.	70,000	353,827
Fuji Photo Film	46,000	1,511,139
Fujikura Ltd.	37,000	153,446
Fukuyama Transporting Co., Ltd.	25,000	105,041
Futaba Industrial Co., Ltd.	6,000	100,948
Futuba Corp.	1,000	23,776
General Sekiyu K.K.	2,000	17,260
Glory Ltd.	6,000	89,460
Gunma Bank Ltd.	43,000	210,717
GUNZE Ltd.	20,000	88,207
Hachijuni Bank Ltd.	49,000	303,262
Hankyu Corp.*	59,000	211,489
Hankyu Department Stores, Inc.	4,000	27,987
Hanshin Electric Railway Co., Ltd.	30,000	96,919
Heiwa Corp.	9,300	134,189
Higo Bank Ltd.	22,000	126,975
Hino Motors Ltd.	8,000	55,756
Hiroshima Bank Ltd.	40,000	171,696
Hitachi Cable Ltd.	31,000	117,029
Hitachi High-Technologies Corp.	3,200	44,459
Hitachi Kokusai Electric, Inc.	9,000	56,110
Hitachi Ltd.	279,000	1,686,229
Hitachi Maxell Ltd.	8,000	108,244
Hitachi Metals Ltd.	28,000	145,088
Hitachi Transport System Ltd.	4,000	32,597
Hokkoku Bank Ltd.	31,000	131,658
Hokuetsu Paper Mills, Ltd.	13,000	67,834
Hokugin Financial Group, Inc.	79,000	164,890
House Foods Corp.	8,000	108,027
Hyakugo Bank Ltd.	23,000	120,849
Hyakujushi Bank Ltd.	21,000	115,867
Ishikawajima-Harima Heavy Industries Co., Ltd.*	109,000	156,287
Itochu Corp.*	71,000	302,827
Itoham Foods, Inc.	13,000	64,413
Iyo Bank Ltd.	27,000	167,349
Japan Airport Terminal Co., Ltd.	5,000	44,467
JFE Holdings, Inc.	32,000	911,838
Joyo Bank Ltd.	72,000	290,104
Juroku Bank Ltd.	33,000	125,478
Kagoshima Bank Co., Ltd.	17,000	99,043
Kamigumi Co., Ltd.	24,000	173,801
Kandenko Co., Ltd.	10,000	51,273
Kansai Paint Co., Inc.	12,000	74,595
Katokichi Co., Ltd.	4,500	82,490
Kawasaki Heavy Industries Ltd.	122,000	183,783
Kikkoman Corp.	16,000	140,986
Kinden Corp.	23,000	143,809
Kirin Brewery Co., Ltd.	81,000	699,778
Kissei Pharmaceutical Co., Ltd.	4,000	72,599
Kobe Steel Ltd.	249,000	361,541
Koito Manufacturing Co., Ltd.	14,000	118,789
Kokusai Securities Co., Ltd.	22,000	212,024
Kokuyo Co., Ltd.	11,000	117,392
Komatsu Ltd.	67,000	430,473
Komori Corp.	6,000	76,283
Koyo Seiko Co., Ltd.	10,000	112,074
Kubota Corp.	73,000	344,480
Kuraray Co., Ltd.	32,000	239,866
Kuraya Sanseido, Inc.	11,900	123,757
Kureha Chemical Industry Co., Ltd.	17,000	64,177
Kyorin Pharmaceutical Co., Ltd.	7,000	102,210
Kyowa Hakko Kogyo Co., Ltd.	13,000	84,822
Lion Corp.	11,000	61,092
Makita Corp.	13,000	183,565
Marubeni Corp.	132,000	349,780
Marui Co., Ltd.	30,000	377,059
Maruichi Steel Tube Ltd.	8,000	132,057
Matsushita Electric Industrial Co., Ltd.	169,000	2,255,992
Matsushita Electric Works Ltd.	57,000	450,538
Meiji Seika Kaisha Ltd.	32,000	128,064
Michinoku Bank Ltd.	13,000	65,357
Millea Holdings, Inc.	110	1,417,487
Mitsubishi Gas Chemical Co., Inc.	39,000	166,341
Mitsubishi Heavy Industries Ltd.	300,000	846,681
Mitsubishi Logistics Corp.	14,000	122,982
Mitsubishi Material Corp.	89,000	188,185
Mitsubishi Motor Corp.*	124,000	129,407
Mitsubishi Rayon Co., Ltd.	9,000	29,566
Mitsui Chemicals, Inc.	58,000	286,329
Mitsui Engineering & Shipbuilding Co., Ltd.	73,000	109,969
Mitsui Sumitomo Insurance Co., Ltd.	34,000	280,466
Mitsui Trust Holdings, Inc.	50,000	315,350
Mitsumi Electric Co., Ltd.	5,800	62,213

	SHARES	VALUE
Mizuho Asset Trust & Banking Co., Ltd.	192,000	311,883
Mori Seiki Co., Ltd.	3,000	21,398
Musashino Bank Ltd.	2,800	96,302
Nagase & Co., Ltd.	11,000	92,536
National House Industrial Co., Ltd.	15,000	74,051
NGK Insulators, Ltd.	28,000	235,546
NGK Spark Plug Co., Ltd.	19,000	197,940
NHK Spring Co., Ltd.	5,000	36,254
Nichicon Corp.	7,300	80,754
Nichirei Corp.	26,000	84,940
Nifco, Inc.	2,000	29,620
Nihon Unisys Ltd.	9,800	73,726
Nikko Cordial Corp.	86,000	348,854
Nippon Broadcasting System, Inc.	2,700	124,960
Nippon Electric Glass Co., Ltd.	9,000	200,100
Nippon Kayaku Co., Ltd.	14,000	71,909
Nippon Meat Packers, Inc.	20,000	267,526
Nippon Mining Holdings, Inc.	66,500	336,739
Nippon Mitsubishi Oil Corp.	134,000	845,138
Nippon Paint Co., Ltd.	22,000	80,857
Nippon Sanso Corp.	9,000	47,126
Nippon Sheet Glass Co., Ltd.	37,000	121,548
Nippon Shinpan Co., Ltd.*	20,000	58,986
Nippon Shokubai Co., Ltd.	13,000	97,092
Nippon Steel Corp.	274,000	651,463
Nippon Television Network Corp.	2,900	438,441
Nipponkoa Insurance Co., Ltd.	37,000	207,169
Nishi-Nippon Bank Ltd.	44,300	171,660
Nishimatsu Construction Co., Ltd.	24,000	74,268
Nisshin Flour Milling Co., Ltd.	19,000	183,457
Nisshin Steel Co., Ltd.	98,000	216,997
Nisshinbo Industries, Inc.	23,000	154,662
NSK Ltd.	46,000	197,450
NTN Corp.	15,000	79,495
Obayashi Corp.	60,000	298,380
Oki Electric Industry Co., Ltd.*	25,000	77,363
Okumura Corp.	18,000	81,673
Onward Kashiyama Co., Ltd.	15,000	208,267
Pioneer Corp.	6,300	131,494
Q.P. Corp.	13,000	108,771
Rengo Co., Ltd.	20,000	87,118
Rinnai Corp.	1,100	33,541
San-In Godo Bank Ltd.	15,000	112,845
Santen Pharmaceutical Co., Ltd.	2,000	36,027
Sanwa Shutter Corp.	17,000	77,136
Sapporo Breweries Ltd.	32,000	103,380
Sapporo Hokuyo Holdings, Inc.	32	189,918
Seino Transportation Co., Ltd.	14,000	125,142
Sekisui Chemical Co., Ltd.	45,000	310,359
Sekisui House Ltd.	62,000	591,896
Shiga Bank Ltd.	19,000	94,659
Shikoku Bank Ltd.	6,000	34,031
Shima Seiki Mfg., Ltd.	1,000	31,399
Shimachu Co., Ltd.	4,600	111,040
Shimadzu Corp.	9,000	46,962
Shinko Electric Industries Co., Ltd.	2,000	60,438
Shinko Securities Co., Ltd.	72,000	206,470
Shohkoh Fund & Co., Ltd.	920	180,836
Showa Shell Sekiyu K.K.	13,000	115,377
Sohgo Security Services Co., Ltd.	3,500	45,832
Sojitz Holdings Corp.*	13,600	52,946
Sumitomo Bakelite Co. Ltd.	18,000	108,462
Sumitomo Corp.	87,000	647,398
Sumitomo Electric Industries Ltd.	67,000	594,637
Sumitomo Forestry Co., Ltd.	15,000	140,070
Sumitomo Metal Industries Ltd.	239,000	284,124
Sumitomo Metal Mining Co.	18,000	124,797
Sumitomo Osaka Cement Co., Ltd.	38,000	82,762
Sumitomo Realty & Development Co., Ltd.	15,000	159,944
Sumitomo Rubber Industries Ltd.	5,000	48,369
Suzuken Co., Ltd.	7,200	186,869
Suzuki Motor Corp.	8,000	130,895
Taiheiyo Cement Corp.	93,000	210,990
Taisei Corp.	63,000	200,100
Taiyo Yuden Co., Ltd.	9,000	93,271
Takara Standard Co., Ltd.	9,000	51,373
Takashimaya Co., Ltd.	26,000	216,362
Teijin Ltd.	77,000	275,312
Teikoku Oil Co., Ltd.	27,000	149,707
The 77 Bank Ltd.	34,000	190,989
The Bank of Fukuoka Ltd.	53,000	252,988
The Bank of Iwate Ltd.	1,200	56,954
The Fuji Fire & Marine Insurance Co.	41,000	129,852
The Fukui Bank Ltd.	11,000	43,024
The Nanto Bank Ltd.	21,000	91,474
The Shizuoka Bank Ltd.	67,000	504,043
The Sumitomo Trust and Banking Co., Ltd.	81,000	479,259
The Suruga Bank, Ltd.	17,000	121,104
The Yamanashi Chuo Bank Ltd.	17,000	91,946

	SHARES	VALUE
The Yasuda Fire & Marine Insurance Co., Ltd.	69,000	584,836
The Yokohama Rubber Co., Ltd.	30,000	118,699
Toda Corp.	26,000	97,209
Toho Bank Ltd.	18,000	66,319
Tokuyama Corp.	22,000	108,009
Tokyo Broadcasting System, Inc.	17,700	276,113
Tokyo Steel Manufacturing Co., Ltd.	12,200	206,701
Tokyo Style Co., Ltd.	9,000	102,663
Tokyo Tatemono Co., Ltd.	18,000	89,677
Toppan Printing Co., Ltd.	62,000	608,213
Toray Industries, Inc.	110,000	509,098
Toshiba Tec Corp.	24,000	97,137
Tostem Corp.	26,000	475,430
Toto Ltd.	15,000	130,269
Toyo Ink Manufacturing Co., Ltd.	23,000	79,314
Toyo Seikan Kaisha Ltd.	18,000	278,016
Toyo Suisan Kaisha Ltd.	9,000	117,201
Toyoda Machine Works Ltd.	4,000	30,854
Toyota Auto Body Co., Ltd.	7,000	117,773
Toyota Tsusho Corp.	23,000	255,266
UFJ Tsubasa Securities Co., Ltd.	40,000	145,560
Uny Co., Ltd.	16,000	164,508
Victor Company of Japan Ltd.	9,000	78,978
Wacoal Corp.	12,000	117,610
Yamagata Bank Ltd.	15,000	67,381
Yamaguchi Bank Ltd.	18,000	179,191
Yamaha Corp.	12,000	182,622
Yamatake Corp.	2,000	18,948
Yamato Kogyo Co., Ltd.	2,000	27,297
Yamazaki Baking Co., Ltd.	19,000	165,525
Yokogawa Electric Corp.	8,000	91,982
York-Benimaru Co., Ltd.	4,200	105,958
		50,336,479

Luxembourg - 0.2%
Arcelor	21,800	402,804
Arcelor, New	6,266	115,778
		518,582

Netherlands - 5.2%
ABN AMRO Holding NV	44,562	1,012,075
Aegon NV	307,698	3,316,489
AM NV	16,739	134,691
Buhrmann NV	24,467	184,418
DSM NV	22,469	1,171,837
Hagemeyer NV	88,169	164,226
Hunter Douglas NV	11,762	540,256
IHC Caland NV	2,855	147,764
ING Groep NV	87,799	2,215,376
Koninklijke (Royal) KPN NV	224,511	1,681,083
Koninklijke (Royal) Philips Electronics NV	30,269	693,096
Koninklijke Ahold NV*	287,236	1,833,311
Koninklijke Vopak NV	4,566	79,264
N.V. Holdingmaatschappij De Telegraaf	800	18,080
New Skies Satellites NV	20,300	159,564
Nutreco Holding NV	6,081	190,287
Oce NV	15,619	243,794
Royal Nedlloyd NV	4,855	219,324
Univar NV	2,200	40,705
Vedior NV	14,459	223,533
Versatel Telecom International*	83,108	165,119
VNU NV	48,720	1,252,305
		15,686,597

New Zealand - 0.1%
Auckland International Airport Ltd.	24,915	120,291
Carter Holt Harvey Ltd.	219,600	334,111
		454,402

Norway - 1.0%
Aker Kvaerner ASA*	3,773	79,594
Aker Yards ASA*	2,326	33,864
Den Norske Bank ASA	77,500	613,097
Norsk Hydro ASA	21,520	1,566,556
Norske Skogindustrier ASA	23,200	416,181
Prosafe ASA	1,550	39,376
Storebrand ASA	28,100	211,861
Telenor ASA	19,823	150,928
Yara International ASA*	1,800	19,120
		3,130,577

Portugal - 0.4%
Banco BPI SA	44,492	166,849
Banco Comercial Portugues SA	139,303	302,714
Banco Espirito Santo SA	26,382	440,620
Cimpor- Cimentos de Portugal SGPS SA	29,000	149,444
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	269,907
		1,329,534

Singapore - 1.1%
DBS Group Holdings Ltd.	52,000	493,988
Fraser & Neave Ltd.	30,300	250,064
Keppel Corporation Ltd.	134,000	628,529
Neptune Orient Lines Ltd.	97,000	162,411
Oversea-Chinese Banking Corp., Ltd.	20,000	166,246
SembCorp Industries Ltd.	213,000	185,905
Singapore Airlines Ltd.	162,000	1,048,419
Singapore Land Ltd.	33,000	89,345
United Overseas Bank Ltd.	20,000	162,684
United Overseas Land Ltd.	86,000	111,824
		3,299,415

	SHARES	VALUE
Spain - 4.3%
Acciona SA	7,032	450,134
Acerinox SA*	37,888	523,167
ACS, Actividades de Construccion y Servicios SA*	2,910	53,010
Antena 3 Television SA*	34	2,023
Autopistas, Concesionaria Espanola SA	39,951	745,634
Azucarera Ebro Agricolas SA	23,733	278,201
Banco de Andalucia	1,700	147,346
Banco De Sabadell SA	30,438	646,318
Banco Pastor SA	5,642	171,646
Banco Santander Central Hispano SA	114,822	1,120,681
Cementos Portland SA	5,187	300,471
Corporacion Mapfre	27,950	327,980
Endesa SA	99,602	1,896,027
Fomento de Construcciones y Contratas SA	6,200	230,119
Gas Natural SDG SA	22,741	561,949
Iberia Lineas Aereas de Espana SA	179,152	496,090
Inmobiliaria Urbis SA	16,782	192,136
Metrovacesa SA	2,430	99,365
Metrovacesa SA (New)*	121	4,948
Red Electrica de Espana	2,800	50,937
Repsol-YPF SA	169,060	3,711,567
Sacyr Vallehermoso SA	14,200	201,014
Sociedad General de Aguas de Barcelona SA, Class A	29,962	526,455
Sol Melia SA	30,243	246,731
Telefonica SA	10,091	150,993
		13,134,942

Sweden - 3.4%
Ainax AB*	3,670	122,887
Castellum AB	1,400	40,538
Electrolux AB, Series B	21,200	386,936
Gambro AB, Series A	42,500	486,998
Gambro AB, Series B	12,100	135,745
Kinnevik Investment AB	15,750	126,981
Mo Och Domsjoe AB (MoDo), Series B	11,600	342,253
NCC AB	6,900	74,805
Nordea AB	158,350	1,292,964
Nordic Baltic Holding AB	5,716	46,644
Skandia Forsakrings AB	94,100	371,906
Skandinaviska Enskilda Banken AB, Series A	29,200	450,803
SKF AB, Series B	2,900	110,038
SKF AB, Series A	1,600	60,821
SSAB Svenskt Stal AB, Series B	3,500	64,121
SSAB Svenskt Stal AB, Series A	11,400	215,892
Svenska Cellulosa AB (SCA), Series B	31,200	1,211,692
Tele2 AB, Series B	6,550	243,591
TeliaSonera AB	420,750	2,043,989
Trelleborg AB, Series B	11,300	167,476
Volvo AB, Series A	18,900	641,931
Volvo AB, Series B	40,000	1,410,731
Wihlborgs Fastigheter AB	14,615	229,644
		10,279,386

Switzerland - 7.1%
Baloise Holdings Ltd.	16,000	618,962
Bank Sarasin & Cie AG	70	105,512
Banque Cantonale Vaudoise	1,400	175,105
Berner Kantonalbank	3,000	372,820
Ciba Specialty Chemicals AG*	11,800	735,105
Compagnie Financiere Richemont AG	101,600	2,814,416
Compagnie vaudoise d’electricite (CVE)	180	152,832
Converium Holding AG	5,900	79,234
Credit Suisse Group	88,480	2,826,962
Ems-Chemie Holding AG	2,300	182,654
Georg Fischer AG*	120	29,922
Givaudan SA	1,380	839,784
Helvetia Patria Holding	1,240	198,838
Holcim Ltd.	33,577	1,772,736
Julius Baer Holding Ltd., Series B	700	192,223
Kuoni Reisen Holding AG, Series B	200	74,083
Lonza Group AG	2,100	95,045
Luzerner Kantonalbank	700	112,247
PSP Swiss Property AG*	10,400	399,407
Rieter Holding AG	430	116,528
SIG Holding AG	3,300	592,664
Sika AG	310	178,954
St. Galler Kantonalbank	1,700	368,010
Swatch Group AG, Series B	1,700	229,665
Swiss Life Holding*	7,093	840,241
Swiss Re	24,400	1,405,604
Syngenta AG	20,200	1,927,280
Unaxis Holding AG	1,800	158,749
Valiant Holding	2,700	224,594
Valora Holding AG	1,420	298,288
Zurich Financial Services*	23,900	3,410,864
		21,529,328

United Kingdom - 21.0%
Abbey National Plc	224,451	2,274,657
Aggregate Industries Plc	190,864	329,863
Alliance & Leicester Group Treasury Plc	20,000	316,697
Allied Domecq Plc	12,800	108,640
Amvescap Plc	104,200	563,355
Arriva Plc	19,049	153,405

	SHARES	VALUE
Associated British Foods Plc	115,460	1,387,414
Associates British Ports Holdings Plc	43,400	346,366
BAA Plc	159,980	1,602,469
BAE Systems Plc	458,443	1,864,625
Barratt Developments Plc	34,875	357,221
BBA Group Plc*	54,587	264,253
Bellway Plc	12,000	158,530
Berkeley Group Plc	18,840	432,321
Big Food Group Plc	50,094	88,389
Bodycote International Plc	5,475	13,475
Bovis Homes Group Plc	16,000	158,674
BPB Plc	14,200	109,986
Brambles Industries Plc	81,000	376,359
Britannic Plc	27,300	196,631
British Airways Plc*	158,000	593,310
British Land Company Plc	74,282	1,000,149
British Vita Plc	28,386	130,994
Brixton Estate Plc	32,600	183,478
BT Group Plc	520,439	1,692,954
Cable & Wireless Plc	329,112	582,193
Carnival Plc	7,285	358,200
CGU Plc	322,649	3,196,840
COLT Telecom Group Plc*	220,000	165,226
Corus Group Plc*	616,366	568,873
De Vere Group Plc	16,674	130,356
Derwent Valley Holdings Plc	7,337	120,562
Dixons Group Plc	151,546	468,286
DS Smith Plc	56,526	152,420
Duelguide Plc*(b)	2,832	26
easyJet Plc*	57,000	131,004
FKI Plc	76,668	166,495
Friends Provident Plc	251,489	633,754
Galen Holdings Plc	14,000	194,326
George Wimpey Plc	51,822	377,005
GKN Plc	97,483	378,851
Glynwed International Plc	5,000	21,716
Great Portland Estates Plc	23,720	121,052
Great Universal Stores Plc	30,861	502,642
Greene King Plc	10,413	196,170
Hammerson Plc	40,357	528,766
Hanson Plc	107,597	796,397
HBOS Plc	68,503	924,815
HHG Plc	194,598	163,488
Hilton Group Plc	239,113	1,197,560
IMI Plc	10,000	64,425
InterContinental Hotels Group Plc	107,829	1,226,443
International Power Plc*	216,923	568,238
Invensys Plc*	125,716	25,595
ITV Plc	392,293	764,952
ITV Plc, Convertible*	11,165	8,486
J Sainsbury Plc*	278,499	1,283,940
Kesa Electricals Plc	25,883	132,558
Kingfisher Plc	296,423	1,653,565
Land Securities Group Plc	18,387	390,315
Lex Service Plc	8,500	105,062
Liberty International Plc	48,304	722,928
Logica Plc	30,030	94,153
London Merchant Securities Plc	35,567	120,846
Luminar Plc	6,000	49,731
Marks & Spencer Group Plc	140,715	873,456
Mersey Docks & Harbour Co.	11,402	153,209
Millennium & Copthorne Hotels Plc	41,726	241,637
Mitchells & Butlers Plc	69,152	340,705
mm02 Plc*	1,265,000	2,249,207
National Express Group Plc	13,000	159,977
Northern Foods Plc	10,000	27,507
Northern Rock Plc	5,000	64,244
Pearson Plc	106,479	1,138,827
Peninsular and Oriental Steam Navigation Co.	108,322	515,560
Persimmon Plc	37,740	451,792
Pilkington Plc	159,945	261,954
Pillar Property Plc*	12,997	157,588
Premier Oil Plc*	11,224	128,372
Rank Group Plc	27,850	140,868
RMC Group Plc	38,000	584,189
Rolls-Royce Group Plc	237,042	1,086,378
Royal & Sun Alliance Insurance Group Plc	429,888	556,247
Royal Bank of Scotland Group Plc	2,843	82,114
SABMiller Plc	145,942	1,926,691
Schroders Plc	28,000	313,910
Scottish & Newcastle Plc	134,688	920,137
Scottish Power Plc	274,587	2,099,487
Shire Pharmaceuticals Group Plc	69,702	659,395
Signet Group Plc	24,306	50,365
Singer & Friedlander Group Plc	25,157	128,840
Slough Estates Plc	61,006	514,200
Somerfield Plc	72,374	164,374
Stagecoach Group Plc	154,654	255,387
Stanley Leisure Plc	18,593	140,648
Tate & Lyle Plc	70,423	491,936
Taylor Woodrow Plc	87,449	416,610
Thus Group Plc*	196,897	48,995
Trinity Mirror Plc	42,590	507,154
Uniq Plc	2,050	5,695
United Business Media Plc	24,000	202,723
Vodafone Group Plc	4,010,671	9,598,849
Westbury Plc	16,666	123,658
WH Smith Plc	23,760	143,400
Whitbread Plc	44,950	670,291
William Morrison Supermarkets Plc	116,366	405,381
Wilson Bowden Plc	13,000	252,200
Wolverhampton & Dudley Breweries Plc	9,700	155,880
Woolworths Group Plc	191,054	149,537
		63,552,049
TOTAL COMMON STOCKS (Identified Cost $239,642,297)		299,219,037

	SHARES	VALUE
PREFERRED STOCK - 0.0%

United Kingdom - 0.0%
WH Smith Plc, C Shares*	33,000	51,658
TOTAL PREFERRED STOCK (Identified Cost $51,006)		51,658

RIGHTS - 0.0%

France - 0.0%
Havas SA, expires 10/06/04*	30,007	12,669

Spain - 0.0%
Sacyr Vallehermoso SA, expires 10/04/04*	355	5,025
TOTAL RIGHTS (Identified Cost $0)		17,694

WARRANTS - 0.0%

France - 0.0%
Air France, expires 06/11/07*	7,600	6,701
Rallye SA, expires 11/30/05*	1,100	205
		6,906

Hong Kong - 0.0%
China Travel International Investment, expires 05/31/06*	22,000	1,777

Italy - 0.0%
Fiat SpA, expires 01/31/07*	4,800	772
TOTAL WARRANTS (Identified Cost $9,435)		9,455

SHORT-TERM INVESTMENTS - 0.7%

United States - 0.7%
SSgA Government Money Market Fund	1,590	1,590
SSgA Money Market Fund	2,036,123	2,036,122
		2,037,712
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,037,712)		2,037,712

Total Investments - 99.5% (Identified Cost $241,768,249)#		301,363,067
Cash and Other Assets, Less Liabilities — 0.5%		1,362,704
Net Assets — 100%		$302,725,771

*                 Non-income producing security

#                 At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $241,768,249. Net unrealized appreciation aggregated $59,594,818 of which $65,106,885 related to appreciated investment securities and $5,512,067 related to depreciated investment securities.

(a)          Bankrupt/delisted security.

(b)         Securities were valued at fair value.  Total market value of such investments amounted to $27,610, which represents 0.01% of net assets.

Sector Holdings at September 30, 2004

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	11.2%
Insurance	9.0%
Financial Services	7.8%
Telecommunications	7.4%
Building & Construction	6.6%
Diversified Operations	4.2%
Oil & Gas	3.2%
Auto & Related	3.1%
Chemicals	3.1%
Food & Beverages	2.8%
Retail – Specialty	2.6%
Utilities	2.6%
Real Estate Investment Trust	2.3%
Steel	2.2%
Automobiles	2.1%
Electronics	1.6%
Airlines	1.6%
Retail – Food	1.5%
Real Estate	1.4%
Electrical Equipment	1.4%
Forest & Paper Products	1.3%
Media	1.3%
Leisure	1.1%
Health Care – Drugs	1.0%
Manufacturing	1.0%
Transportation	1.0%
Aerospace/Defense	1.0%
Multimedia	1.0%
Other	13.1%
99.5%

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENT — AS OF SEPTEMBER 30, 2004 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.0%
Aerospace/Defense - 3.0%
Northrop Grumman Corp.	53,900	$2,874,487
Raytheon Co.	59,300	2,252,214
		5,126,701

Agricultural Operations - 0.6%
Corn Products International, Inc.	3,400	156,740
Monsanto Co.	22,300	812,166
		968,906

Airlines - 0.0%
Delta Air Lines, Inc.	10,000	32,900

Auto & Related - 4.5%
Dana Corp.	11,300	199,897
Ford Motor Co.	264,000	3,709,200
General Motors Corp.	84,700	3,598,056
Navistar International Corp.*	700	26,033
United Rentals, Inc.*	6,300	100,107
Visteon Corp.	11,391	91,014
		7,724,307

Banks/Savings & Loans - 0.3%
Astoria Financial Corp.	5,800	205,842
Commercial Federal Corp.	2,000	53,960
Sovereign Bancorp, Inc.	9,800	213,836
		473,638

Broadcasting - 5.7%
Clear Channel Communications, Inc.	92,172	2,873,001
Comcast Corp. Class A*	147,462	4,164,327
Comcast Corp. Class A Special*	56,300	1,571,896
Fox Entertainment Group, Inc. Class A*	7,700	213,598
Hearst-Argyle Television, Inc.	7,000	171,150
Liberty Media International, Inc. Series A*	18,605	620,700
Radio One, Inc. Class A*	2,800	40,012
The DIRECTV Group, Inc.*	9,906	174,246
		9,828,930

Building & Construction - 0.7%
Lafarge Corp.	11,800	553,302
Pulte Corp.	10,800	662,796
		1,216,098

Business Services - 0.8%
Electronic Data Systems Corp.	72,700	1,409,653

Chemicals - 0.9%
Ashland, Inc.	10,400	583,232
Eastman Chemical Co.	8,400	399,420
Lubrizol Corp.	1,800	62,280
Lyondell Chemical Co.	22,500	505,350
Valhi, Inc.	1,800	27,054
		1,577,336

Communications Equipment - 0.1%
Andrew Corp.*	19,400	237,456

Computer Equipment - 0.2%
Ingram Micro, Inc. Class A*	22,500	362,250

Computer Services - 0.4%
Compuware Corp.*	45,300	233,295
Sun Microsystems, Inc.*	97,600	394,304
Unisys Corp.*	14,000	144,480
		772,079

Computer Software - 0.3%
3Com Corp.*	58,600	247,292
CheckFree Corp.*	9,100	251,797
WebMD Corp.*	8,100	56,376
		555,465

Computers - 0.8%
Hewlett-Packard Co.	75,000	1,406,250

Containers & Glass - 0.2%
Owens-Illinois, Inc.*	19,000	304,000

Diversified Operations - 1.2%
Cendant Corp.	57,900	1,250,640
PerkinElmer, Inc.	5,800	99,876
Textron, Inc.	12,300	790,521
		2,141,037

Electronics - 3.0%
Advanced Micro Devices, Inc.*	32,500	422,500
Agere Systems, Inc. Class A*	674	708
Agere Systems, Inc. Class B*	16,561	16,892
Applied Micro Circuits Corp.*	22,500	70,425
Arrow Electronics, Inc.*	17,300	390,634
Avnet, Inc.*	19,100	326,992
AVX Corp.	12,900	152,865
Curtiss-Wright Corp. Class B	258	13,958
Intersil Corp. Class A	19,300	307,449
LSI Logic Corp.*	54,200	233,602

	SHARES	VALUE
Micron Technology, Inc.*	91,600	1,101,948
Sanmina Corp.*	78,100	550,605
Solectron Corp.*	74,900	370,755
Tech Data Corp.*	8,200	316,110
Thermo Electron Corp.*	9,000	243,180
Thomas & Betts Corp.*	5,000	134,100
Vishay Intertechnology, Inc.*	33,900	437,310
		5,090,033

Energy - 0.3%
Peabody Energy Corp.	8,400	499,800

Financial Services - 5.5%
A.G. Edwards, Inc.	11,900	411,978
AmeriCredit Corp.*	24,400	509,472
Instinet Group, Inc.*	3,100	15,593
J.P. Morgan Chase & Co.	101,200	4,020,676
Janus Capital Group, Inc.	18,800	255,868
KeyCorp	9,700	306,520
LaBranche & Co., Inc.	3,500	29,575
MBIA, Inc.	21,700	1,263,157
Protective Life Corp.	11,000	432,410
Providian Financial Corp.*	38,700	601,398
The Bear Stearns Cos., Inc.	15,760	1,515,639
		9,362,286

Food & Beverages - 2.9%
Archer-Daniels-Midland Co.	97,196	1,650,388
Coca-Cola Enterprises, Inc.	70,500	1,332,450
Kraft Foods, Inc. Class A	23,700	751,764
PepsiAmericas, Inc.	15,300	292,230
Smithfield Foods, Inc.*	13,500	337,500
Tyson Foods, Inc. Class A	37,607	602,464
		4,966,796

Forest & Paper Products - 3.1%
Georgia-Pacific Group	38,200	1,373,290
International Paper Co.	29,000	1,171,890
Smurfit-Stone Container Corp.	33,900	656,643
Weyerhaeuser Co.	31,600	2,100,768
		5,302,591

Funeral Services - 0.1%
Service Corp. International*	40,300	250,263

Health Care - Drugs - 0.4%
Millennium Pharmaceuticals, Inc.*	28,900	396,219
Watson Pharmaceuticals, Inc.*	12,000	353,520
		749,739

Health Care - Products - 0.2%
Bausch & Lomb, Inc.	700	46,515
Human Genome Sciences, Inc.*	4,900	53,459
Invitrogen Corp.*	4,900	269,451
		369,425

Health Care - Services - 1.4%
Humana, Inc.*	22,900	457,542
Medco Health Solutions, Inc.*	7,000	216,300
PacifiCare Health Systems, Inc.*	12,000	440,400
Tenet Healthcare Corp.*	69,800	753,142
Triad Hospitals, Inc.*	16,700	575,148
		2,442,532

Insurance - 17.9%
Allmerica Financial Corp.*	8,100	217,728
Allstate Corp.	105,400	5,058,146
American Financial Group, Inc.	13,400	400,526
American National Insurance Co.	3,500	338,765
Chubb Corp.	28,500	2,002,980
CIGNA Corp.	7,300	508,299
Cincinnati Financial Corp.	23,565	971,349
CNA Financial Corp.*	38,400	921,984
Hartford Financial Services Group, Inc.	43,800	2,712,534
Lincoln National Corp.	26,700	1,254,900
Loews Corp.	27,800	1,626,300
Manulife Financial Corp.	12,406	543,259
MetLife, Inc.	110,200	4,259,230
MGIC Investment Corp.	9,400	625,570
Nationwide Financial Services, Inc. Class A	9,000	315,990
Odyssey Re Holdings Corp.	8,700	192,966
Old Republic International Corp.	26,300	658,289
Principal Financial Group, Inc.	47,900	1,722,963
Radian Group, Inc.	14,300	661,089
Reinsurance Group of America, Inc.	9,600	395,520
Safeco Corp.	20,400	931,260
St. Paul Cos., Inc.	29,800	985,188
StanCorp Financial Group, Inc.	4,700	334,640
The First American Corp.	17,800	548,774
The PMI Group, Inc.	16,900	685,802
Torchmark, Inc.	13,900	739,202
Unitrin, Inc.	10,100	419,857
UnumProvident Corp.	45,900	720,171
		30,753,281

	SHARES	VALUE
Internet Services - 1.5%
IAC/InterActiveCorp*	95,498	2,102,866
Qwest Communications International, Inc.*	131,900	439,227
		2,542,093

Leisure - 1.6%
Caesars Entertainment, Inc.*	43,700	729,790
MGM Mirage, Inc.*	19,200	953,280
Starwood Hotels & Resorts Worldwide, Inc. Class B	24,200	1,123,364
		2,806,434

Machinery - 0.2%
SPX Corp.	7,600	269,040

Metals & Mining - 0.4%
Phelps Dodge Corp.	7,200	662,616

Multimedia - 11.2%
A.H. Belo Corp. Series A	14,100	317,814
Cox Radio, Inc. Class A*	2,200	32,824
Liberty Media Corp. Class A	419,800	3,660,656
Metro-Goldwyn-Mayer, Inc. *	20,400	236,028
Time Warner, Inc.*	383,900	6,196,146
Tribune Co.	20,200	831,230
Viacom, Inc. Class A	17,400	591,600
Viacom, Inc. Class B	171,700	5,762,252
Walt Disney Co.	71,300	1,607,815
		19,236,365

Office Equipment - 0.2%
IKON Office Solutions, Inc.	23,300	280,066

Office Furnishings & Supplies - 0.0%
Steelcase, Inc. Class A	6,100	85,400

Oil & Gas - 8.6%
Amerada Hess Corp.	13,518	1,203,102
Anadarko Petroleum Corp.	37,826	2,510,133
Apache Corp.	21,482	1,076,463
ConocoPhillips	18,800	1,557,580
Devon Energy Corp.	1,200	85,212
Diamond Offshore Drilling, Inc.	24,798	818,086
Helmerich & Payne, Inc.	3,900	111,891
Kerr-McGee Corp.	14,967	856,861
Marathon Oil Corp.	51,800	2,138,304
Occidental Petroleum Corp.	16,300	911,659
Pogo Producing Co.	10,700	507,715
Pride International, Inc.*	25,900	512,561
Rowan Cos., Inc.*	2,500	66,000
Sunoco, Inc.	6,500	480,870
Tidewater, Inc.	9,400	305,970
Valero Energy Corp.	20,100	1,612,221
		14,754,628

Paper & Related Products - 1.5%
Boise Cascade Corp.	12,400	412,672
Bowater, Inc.	10,900	416,271
Louisiana-Pacific Corp.	15,100	391,845
MeadWestvaco Corp.	30,513	973,365
Temple-Inland, Inc.	5,400	362,610
		2,556,763

Publishing - 0.0%
Hollinger International, Inc. Class A	2,600	44,954

Retail - Food - 0.7%
Albertson’s, Inc.	36,600	875,838
SUPERVALU, Inc.	11,700	322,335
		1,198,173

Retail - General - 3.1%
Dillards, Inc. Class A	11,200	221,088
Federated Department Stores, Inc.	27,000	1,226,610
J.C. Penney Co., Inc.	35,700	1,259,496
May Department Stores Co.	41,200	1,055,956
Sears, Roebuck & Co.	37,000	1,474,450
		5,237,600

Retail - Specialty - 1.4%
AutoNation, Inc.*	40,100	684,908
Barnes & Noble, Inc.*	4,300	159,100
Blockbuster, Inc. Class A	4,500	34,155
Borders Group, Inc.	5,700	141,360
Circuit City Stores-Circuit City Group	28,600	438,724
Rite Aid Corp.*	8,500	29,920
Saks, Inc.	22,700	273,535
Toys “R” Us, Inc.*	31,800	564,132
		2,325,834

Steel - 0.4%
Nucor Corp.	3,600	328,932
The Timken Co.	6,300	155,106
United States Steel Corp.	2,400	90,288
Worthington Industries, Inc.	3,000	64,050
		638,376

Telecommunications - 8.8%
American Tower Corp. Class A*	29,400	451,290
AT&T Corp.	119,040	1,704,653
AT&T Wireless Services, Inc.*	301,909	4,462,215

	SHARES	VALUE
CIENA Corp.*	24,700	48,906
Cincinnati Bell, Inc.*	13,200	46,068
Comverse Technology, Inc.*	14,000	263,620
Cox Communications, Inc. Class A*	89,000	2,948,570
Crown Castle International Corp.*	28,400	422,592
Harris Corp.	2,000	109,880
Level 3 Communications, Inc.*	15,000	38,850
Lucent Technologies, Inc.*	36,600	116,022
SBC Communications, Inc.	17,400	451,530
Sprint Corp.	125,100	2,518,263
Telephone & Data Systems, Inc.	7,700	648,109
Tellabs, Inc.*	59,000	542,210
United States Cellular Corp.*	7,200	310,680
		15,083,458

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	2,300	46,391
Goodyear Tire & Rubber Co.*	12,400	133,176
		179,567

Tobacco - 0.5%
Reynolds American, Inc.	12,900	877,716

Transportation - 4.0%
Alexander & Baldwin, Inc.	3,700	125,578
Burlington Northern Santa Fe Corp.	22,800	873,468
CSX Corp.	31,100	1,032,520
Norfolk Southern Corp.	55,900	1,662,466
Overseas Shipholding Group, Inc.	3,000	148,920
Ryder System, Inc.	13,900	653,856
Union Pacific Corp.	38,900	2,279,540
		6,776,348

Utilities - 0.1%
Alliant Energy Corp.	4,500	111,960

Waste Management - 0.2%
Allied Waste Industries, Inc.*	34,600	306,210
TOTAL COMMON STOCKS (Identified Cost $150,831,847)		169,897,353

SHORT-TERM INVESTMENTS - 0.7%

Other - 0.7%
SSgA Government Money Market Fund	716	716
SSgA Money Market Fund	1,184,392	1,184,392
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,185,108)		1,185,108

Total Investments - 99.7% (Identified Cost $152,016,955)#		171,082,461
Cash and Other Assets, Less Liabilities — 0.3%		463,842
Net Assets — 100%		$171,546,303

*      Non-income producing security

#                 At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $152,016,955. Net unrealized appreciation aggregated $19,065,506, of which $29,191,568 related to appreciated investment securities and $10,126,062 related to depreciated investment securities.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

(Unaudited)

Value†
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (31.0%) (Cost $383,771,784)	$443,172,631

Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (13.5%) (Cost $169,359,674)	192,337,910

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (19.7%) (Cost $230,135,805)	281,511,243

Investment in The Continental Small Company Series of The DFA Investment Trust Company (35.8%) (Cost $354,169,238)	511,048,163

Total Investments (100%) (Cost $1,137,436,501)††	$1,428,069,947

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,137,816,527.

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund has thirty-six portfolios.  The International Small Company Portfolio (the “Portfolio”) is one of the portfolios of the Fund. The Portfolio invests in four series of The DFA Investment Trust Company (the “Master Funds”).  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Master Fund shares held by the Portfolio reflect its proportionate interest in the net assets of the corresponding Master Funds.

THE PACIFIC RIM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

		Shares	Value†

AUSTRALIA — (36.0%)
COMMON STOCKS — (35.9%)
*	A.I., Ltd.	129,195	14,556
	A.P. Eagers, Ltd.	26,648	141,387
	AAV, Ltd.	111,200	192,245
	ABB Grain, Ltd.	61,632	351,050
#	ABC Learning Centres, Ltd.	197,376	642,145
*	Acclaim Exploration NL	435,905	17,534
*	Adacel Technologies, Ltd.	113,249	31,834
	ADCorp Australia, Ltd.	123,389	103,039
#	Adelaide Bank, Ltd.	139,931	915,694
#	Adsteam Marine, Ltd.	402,319	428,042
	Adtrans Group, Ltd.	29,000	80,307
*	Agenix, Ltd.	267,186	109,056
*	AGT Biosciences, Ltd.	31,650	11,705
*	Ainsworth Game Techology, Ltd.	180,093	111,856
	AJ Lucas Group, Ltd.	62,800	84,127
#	Alesco Corp., Ltd.	108,818	590,631
*	Alkane Exploration, Ltd.	185,165	24,310
*	Allegiance Mining NL	274,272	23,940
*	Altium, Ltd.	162,100	40,697
	Amalgamated Holdings, Ltd.	213,820	590,749
*	Amcom Telecommunications, Ltd.	596,711	86,727
*	Amity Oil NL	222,481	98,683
*	Amrad Corp., Ltd.	135,523	46,252
*	Anateus Energy, Ltd.	193,687	13,048
*	Anvil Mining, Ltd.	343,284	146,708
	APN News & Media, Ltd.	1	3
	ARB Corporation, Ltd.	116,670	329,052
*	Arc Energy NL	321,280	236,165
	Ariadne Australia, Ltd.	270,353	78,946
*	Arrow Pharmaceuticals, Ltd.	92,625	695,030
	Aspen Group, Ltd.	16,576	2,288
*	Atlas Pacific, Ltd.	82,585	10,115
*	AuIron Energy, Ltd.	709,175	110,879
	Ausdrill, Ltd.	118,742	49,180
*	Ausmelt, Ltd.	36,118	13,137
	Auspine, Ltd.	73,367	198,932
*	Austal, Ltd.	356,800	416,659
* #	Austar United Communications, Ltd.	1,754,350	1,096,729
#	Austereo Group, Ltd.	621,884	605,602
	Austin Group, Ltd.	70,265	34,720
*	Austral Coal, Ltd.	373,084	184,520
#	Australian Agricultural Co., Ltd.	344,519	320,171
* #	Australian Magnesium Corp., Ltd.	332,383	6,795

1

	Australian Pharmaceutical Industries, Ltd.	256,445	552,080
#	Australian Pipeline Trust	409,273	862,011
* #	Australian Worldwide Exploration, Ltd.	465,421	621,843
*	Auto Group, Ltd.	41,309	19,543
#	Autron Corporation, Ltd.	989,247	151,400
#	AV Jennings Homes, Ltd.	350,188	491,347
*	Avexa, Ltd.	67,761	10,553
*	Ballarat Goldfields NL	663,187	46,512
#	Bank of Queensland, Ltd.	216,517	1,623,358
*	Baxter Group, Ltd.	40,099	149,745
*	BayCorp Advantage, Ltd.	323,563	755,955
	Beach Petroleum NL	1,898,119	462,891
*	Beaconsfield Gold NL	89,078	31,564
*	Bendigo Mining NL	292,435	155,325
*	Beyond International, Ltd.	61,256	15,016
*	Biota Holdings, Ltd.	97,808	47,022
	Blackmores, Ltd.	27,894	266,149
*	Blina Diamonds, Ltd.	13,703	3,176
	Bolnisi Gold NL	228,822	66,077
*	BQT Solutions, Ltd.	179,898	37,221
	Brazin, Ltd.	159,875	210,065
*	BreakFree, Ltd.	40,510	85,354
	Bridgestone Australia, Ltd.	49,000	106,492
*	Broadcast Services Australia, Ltd.	205,703	56,383
*	Buka Mineral, Ltd.	42,000	10,571
#	Cabcharge Austalia, Ltd.	196,800	516,289
	Campbell Brothers, Ltd.	90,980	498,250
	Candle Australia, Ltd.	67,821	86,277
*	Cape Range Wireless, Ltd.	1,698,199	33,366
	Capral Aluminium, Ltd.	167,379	284,359
*	CDS Technologies, Ltd.	35,200	57,524
	Cedar Woods Properties, Ltd.	50,913	88,787
*	Cellestis, Ltd.	128,411	253,097
	Cellnet Telecommunications Group, Ltd.	91,100	94,881
*	Centamin Egypt, Ltd.	996,437	156,292
#	Centennial Coal, Ltd.	456,316	1,329,554
	Central Equity, Ltd.	129,405	189,805
*	Charter Pacific Corp., Ltd.	72,823	22,855
*	Charters Towers Gold Mines, Ltd.	258,700	32,197
* #	Chemeq, Ltd.	120,000	167,638
*	Child Care Centres Australia, Ltd.	62,315	76,726
*	Chiquita Brands South Pacific, Ltd.	162,390	84,881
*	Circadian Technologies, Ltd.	40,370	75,994
	Citect Corp., Ltd.	109,822	68,509
*	Climax Mining, Ltd.	870,299	52,975
*	Clough, Ltd.	817,737	302,869
*	Clover Corp., Ltd.	159,500	41,827
*	Cluff Resources Pacific NL	911,746	15,382
	CMI, Ltd.	32,784	51,188
	Coates Hire, Ltd.	298,326	957,465
#	Cochlear, Ltd.	71,899	1,241,699
	Coffey International, Ltd.	14,769	92,206
	Collection House, Ltd.	176,200	216,596
	Colorado Group, Ltd.	156,248	651,188

2

	Commander Communications, Ltd.	197,200	265,210
	Consolidated Minerals, Ltd.	267,188	317,876
*	Coplex Resources NL	231,400	15,085
* #	Corporate Express Australia, Ltd.	266,605	1,045,952
	Count Financial, Ltd.	299,500	224,124
	Coventry Group, Ltd.	60,180	286,433
*	CPI, Ltd.	68,585	37,381
#	Crane Group, Ltd.	96,182	687,846
*	Croesus Mining NL	798,235	315,706
	Danks Holdings, Ltd.	10,425	101,744
* #	DCA Group, Ltd.	350,647	812,682
	Devine, Ltd.	168,183	95,103
*	Dioro Exploraration NL	297,142	20,270
*	Dominion Mining, Ltd.	168,015	48,972
	Downer Group, Ltd.	416,310	1,213,519
*	Dragon Mining NL	275,761	62,219
*	Emporer Mines, Ltd.	120,600	53,937
* #	Energy Developments, Ltd.	231,690	517,553
*	Energy World Corp., Ltd.	325,630	4,276
	Envestra, Ltd.	644,200	505,900
*	Environmental Solutions International, Ltd.	67,364	3,822
	Equigold NL	225,700	240,389
*	Equinox Minerals, Ltd.	67,716	29,430
#	Evans & Tate, Ltd.	157,591	124,867
#	Fantastic Holdings, Ltd.	133,100	472,550
#	FKP, Ltd.	197,911	473,490
	Fleetwood Corp., Ltd.	77,785	471,484
*	Forest Enterprises Australia, Ltd.	211,476	74,547
*	Fortescue Metals Group, Ltd.	107,508	48,512
	Funtastic, Ltd.	188,261	321,393
	Futuris Corp., Ltd.	973,202	1,342,947
	Gale Pacific, Ltd.	60,756	121,520
	Gazal Corp., Ltd.	71,177	154,961
*	Geodynamics, Ltd.	89,459	91,826
*	Giants Reef Mining, Ltd.	819,928	43,185
*	Globe International, Ltd.	712,348	263,960
*	Gold Aura	41,097	3,929
*	Golden West Refining Corp., Ltd.	17,330	0
*	Goldstream Mining NL	105,681	32,409
	Gowing Bros., Ltd.	59,479	114,469
*	Gradipore, Ltd.	104,226	46,962
	Graincorp, Ltd. Series A	78,059	705,975
	Grand Hotel Group	383,087	198,169
#	GRD NL	379,594	619,910
#	Great Southern Plantations, Ltd.	373,144	866,007
	Green’s Foods, Ltd.	129,747	85,731
#	GUD Holdings, Ltd.	114,428	814,614
#	Gunns, Ltd.	89,204	937,626
*	Gutnick Resources NL	17,866	2,084
#	GWA International, Ltd.	405,813	900,983
*	Gympie Gold, Ltd.	302,445	122,682
* #	Hardman Resources NL	497,372	791,782
	Harvey World Travel, Ltd.	52,100	60,962
	Health Communication Network, Ltd.	106,000	92,929

3

#	Healthscope, Ltd.	135,795	360,224
#	Henry Walker Eltin Group, Ltd.	287,948	237,898
*	Herald Resources, Ltd.	69,910	34,642
	HGL, Ltd.	69,608	98,491
#	Hills Industries, Ltd.	279,881	795,266
*	Home Building Society, Ltd.	18,393	78,871
*	Horizon Oil NL	752,832	49,231
	Housewares International, Ltd.	289,080	437,623
	HPAL, Ltd.	193,847	254,789
* #	Hutchison Telecommunications (Australia), Ltd.	1,065,400	254,289
*	IBA Health, Ltd.	235,433	126,907
	IInet, Ltd.	136,659	285,874
	Iluka Resources, Ltd.	346,892	1,226,417
*	Imdex, Ltd.	135,662	17,861
	Incitec Pivot, Ltd.	46,297	633,507
*	Independent Practioner Network, Ltd.	457,414	10,533
*	Indophil Resources NL	250,607	47,585
	Infomedia, Ltd.	598,900	290,847
	Institute of Drug Technology Australia, Ltd.	44,372	79,279
	Integrated Group, Ltd.	94,900	165,708
*	Integrated Research, Ltd.	129,548	44,209
*	Intellect Holdings, Ltd.	403,028	17,691
*	International All Sports, Ltd.	58,815	16,420
	Investor Group, Ltd.	110,445	295,658
#	ION, Ltd.	342,085	302,292
#	Iress Market Technology, Ltd.	176,883	439,373
	IWL, Ltd.	295,600	70,659
*	Ixla, Ltd.	89,921	1,498
*	JDV, Ltd.	84,981	43,679
#	Jones (David), Ltd.	658,594	918,743
	Jubilee Mines NL	224,549	730,964
	K&S Corp., Ltd.	86,000	182,264
*	Kagara Zinc, Ltd.	208,900	140,082
	Keycorp, Ltd.	156,412	237,317
*	Kimberley Diamond Co. NL	274,068	211,063
#	Kingsgate Consolidated NL	136,284	298,455
	Kresta Holdings, Ltd.	185,695	80,998
*	Lakes Oil NL	1,183,489	44,628
	Lemarne Corp., Ltd.	20,790	35,684
*	Leyshon Resources, Ltd.	103,357	23,471
	Lighting Corp., Ltd.	112,500	66,598
*	LionOre Mining International, Ltd.	25,843	128,410
*	Lynas Gold NL	433,768	75,824
#	MacArthur Coal, Ltd.	265,423	672,303
*	MacMahon Holdings, Ltd.	593,580	161,825
*	Macmin Silver, Ltd.	305,531	32,546
*	Macquarie Corporate Telecommunications, Ltd.	350,192	46,030
*	Macquarie Goodman Management, Ltd.	404,156	1,114,510
	Magellan Petroleum Australia, Ltd.	32,760	33,357
*	Magnesium International, Ltd.	656,061	23,871
	Maryborough Sugar Factory, Ltd.	600	2,653
*	Matrix Oil NL	557,000	17,752
	MaxiTRANS Industries, Ltd.	266,414	157,439
#	McGuigan Simeon Wines, Ltd.	283,538	1,043,417

4

	McPherson’s, Ltd.	82,268	285,422
*	Medica Holdings, Ltd.	31,587	10,537
	Melbourne IT, Ltd.	33,350	26,182
* #	Metabolic Pharmaceuticals, Ltd.	700,000	764,316
* #	Metal Storm, Ltd.	791,640	149,056
	Mia Group, Ltd.	237,000	190,554
#	Miller’s Retail, Ltd.	478,989	455,449
*	Minara Resources, Ltd.	617,625	1,027,141
	Mincor Resources NL	333,960	165,982
	Monadelphous Group, Ltd.	28,749	148,363
* #	Mosaic Oil NL	435,739	69,780
*	MPI Mines, Ltd.	170,592	238,380
*	MXL, Ltd.	512,804	37,507
#	MYOB, Ltd.	698,496	694,995
	Namoi Cotton Cooperative, Ltd.	152,330	53,830
	National Can Industries, Ltd.	97,017	105,569
*	Norwood Abbey, Ltd.	245,896	116,078
* #	Novogen, Ltd.	137,573	493,951
	Nufarm, Ltd.	241,246	1,244,006
* #	Nylex, Ltd.	1,110,199	285,912
	Oakton, Ltd.	90,396	85,610
#	Oamps, Ltd.	176,480	428,540
*	Occupational & Medical Innovations, Ltd.	31,208	40,012
* #	Orbital Engine Corp., Ltd.	537,358	56,306
	OrotonGroup, Ltd.	76,854	156,254
*	Oxiana, Ltd.	1,745,441	1,047,995
	Pacific Group, Ltd.	203,267	535,610
#	Pacific Hydro, Ltd.	375,596	882,221
*	Palm Springs, Ltd.	222,804	20,392
*	Pan Pacific Petroleum NL	327,800	32,045
*	Pan Pharmaceuticals, Ltd.	322,766	0
*	Panbio, Ltd.	58,078	16,533
*	Payce Consolidated, Ltd.	18,000	35,203
*	Penfold Buscombe, Ltd.	49,102	53,511
*	People Telecom, Ltd.	274,060	38,242
*	Peppercorn Management Group, Ltd.	22,267	171,967
*	Peptech, Ltd.	281,015	316,867
*	Perilya Mines NL	263,500	157,359
*	Perseverance Corp., Ltd.	917,246	204,371
*	Petsec Energy, Ltd.	203,974	168,976
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	71,945
*	PMP, Ltd.	455,871	556,343
*	Polartechnics, Ltd.	43,405	13,571
	Port Bouvard, Ltd.	108,200	96,059
*	Port Douglas Reef Resorts, Ltd.	251,655	15,056
	Portman, Ltd.	343,890	548,031
* #	PowerTel, Ltd. Series B	110,422	93,691
*	Prana Biotechnology, Ltd.	96,941	36,674
*	Precious Metals Australia, Ltd.	10,606	599
*	Preston Resources NL	64,000	667
	Primary Health Care, Ltd.	193,456	977,679
	Prime Television, Ltd.	210,595	415,126
*	Primelife Corp., Ltd.	85,867	77,074

5

*	Progen Industries, Ltd.	45,269	154,780
	Programmed Maintenance Service, Ltd.	124,246	304,259
	Queensland Cotton Holdings, Ltd.	39,866	127,057
*	Quiktrak Networks P.L.C. Entitlement Shares	23,875	0
*	Quiktrak Networks, Ltd.	7,401	536
	Ramsay Health Care, Ltd.	189,664	856,519
	Raptis Group, Ltd.	12,000	4,722
	Rebel Sport, Ltd.	132,283	286,785
*	Redfire Resources NL	859,797	128,747
	Reece Australia, Ltd.	159,501	1,200,387
*	Reinsurance Australia Corp., Ltd.	399,993	175,039
*	Reliance Mining, Ltd.	105,540	29,163
*	Repcol, Ltd.	184,287	58,733
* #	Resolute Mining, Ltd.	287,264	262,874
*	Resonance Health, Ltd.	29,264	2,866
	Ridley Corp., Ltd.	593,143	582,405
	Roberts, Ltd.	18,045	97,778
*	Roc Oil Co., Ltd.	273,120	374,493
	Rock Building Society, Ltd.	11,373	30,575
	Ross Human Directions, Ltd.	49,528	30,628
*	Rural Press, Ltd.	38,633	245,623
	S8, Ltd.	81,613	76,335
	Salmat, Ltd.	170,641	541,745
	Schaffer Corp., Ltd.	33,766	345,324
	SDI, Ltd.	40,163	275,058
*	Sedimentary Holdings, Ltd.	264,237	43,311
	Select Harvests, Ltd.	55,897	315,510
*	Senetas Corp., Ltd.	240,406	22,580
	Servcorp, Ltd.	156,000	267,460
#	Seven Network, Ltd.	202,905	729,208
* #	SFE Corp., Ltd.	197,895	1,058,058
	Sigma Co., Ltd.	160,010	935,802
*	Silex System, Ltd.	235,100	217,910
	Sims Group, Ltd.	150,718	1,507,891
*	Sino Gold, Ltd.	186,870	248,708
* #	Sirtex Medical, Ltd.	72,671	124,160
	Skilled Engineering, Ltd.	147,971	282,010
#	Smorgon Steel Group, Ltd.	1,181,721	971,415
	SMS Management & Technology, Ltd.	329,600	88,482
*	Sons of Gwalia, Ltd.	253,252	238,476
#	Southern Cross Broadcasting (Australia), Ltd.	91,797	831,322
* #	Southern Pacific Petroleum NL	698,740	121,472
	SP Telecommunications, Ltd.	459,771	500,342
	SPC Ardmona, Ltd.	345,724	371,643
#	Spotless Group, Ltd.	310,541	1,052,050
*	St. Barbara Mines, Ltd.	375,500	11,768
	Star Games, Ltd.	132,410	117,111
*	Starpharma Holdings, Ltd.	107,300	73,225
*	Straits Resources, Ltd.	212,913	222,048
*	Strategic Minerals Corp. NL	358,100	41,517
*	Strathfield Group, Ltd.	336,916	45,355
*	Striker Resources NL	435,484	15,508
#	STW Communications Group, Ltd.	242,149	564,099
#	Sunland Group, Ltd.	370,446	373,968

6

	Sydney Aquarium, Ltd.	49,135	189,760
* #	Sydney Gas, Ltd.	351,119	247,584
	Symex Holdings, Ltd.	163,000	156,411
*	Tandou, Ltd.	3,410	3,593
*	Tap Oil, Ltd.	269,296	325,490
	Technology One, Ltd.	587,800	256,864
	Tectonic Resources NL	155,738	32,329
*	Television & Media Services, Ltd.	2,000,584	52,301
	Tempo Service, Ltd.	184,359	147,744
	Thakral Holdings Group	948,383	483,068
	The Gribbles Group, Ltd.	780,300	311,791
#	Ticor, Ltd.	455,148	506,926
#	Timbercorp, Ltd.	373,920	413,324
*	Titan Resources NL	188,493	38,467
*	Tooth & Co., Ltd.	153,000	12,764
	Transfield Services, Ltd.	205,242	820,651
	Triako Resources, Ltd.	25,400	29,772
	Troy Resources NL	72,048	155,442
#	Trust Company of Australia, Ltd.	41,099	245,545
	United Group, Ltd.	170,233	738,472
*	Unitract, Ltd.	111,981	94,661
#	UXC, Ltd.	181,293	112,079
*	VeCommerce, Ltd.	13,680	16,413
* #	Ventracor, Ltd.	331,714	388,588
*	Victoria Petroleum NL	463,964	12,790
	Villa World, Ltd.	185,574	210,749
* #	Village Roadshow, Ltd.	591,536	861,724
*	Virotec International NL	298,151	123,370
	Vision Systems, Ltd.	281,036	181,120
*	Voicenet (Australia), Ltd.	495,284	8,286
	Volante Group, Ltd.	168,864	162,251
	Waterco, Ltd.	22,304	55,091
	Watpac, Ltd.	139,743	106,038
#	Wattyl, Ltd.	136,317	367,851
*	Webster, Ltd.	33,551	22,568
	Wide Bay Capricorn Building Society, Ltd.	26,958	131,675
*	Worley Group, Ltd.	219,627	622,409
*	Yates, Ltd.	60,281	2,634
TOTAL COMMON STOCKS (Cost $80,151,248)			94,515,967

INVESTMENT IN CURRENCY — (0.1%)
*	Australian Dollar		271,889
(Cost $258,009)

PREFERRED STOCKS — (0.0%)
*	Southern Cross Broadcasting (Australia), Ltd.	11,744	106,420
*	Village Roadshow, Ltd. 2% Class A	55,477	64,652
TOTAL PREFERRED STOCKS (Cost $203,293)			171,072

7

RIGHTS/WARRANTS — (0.0%)
*	Axon Instruments, Inc. Options 01/02/07	16,148	0
*	Emperor Mines, Ltd. Rights 10/08/04	48,240	0
*	Macmin Silver, Ltd. Rights 10/08/04	38,191	0
* #	Mosaic Oil NL Options 09/30/05	48,415	1,753
*	Primelife Corp., Ltd. Rights 10/14/04	49,066	711
TOTAL RIGHTS/WARRANTS (Cost $98)			2,464

TOTAL — AUSTRALIA (Cost $80,612,648)			94,961,392

		Shares	Value†

HONG KONG — (22.4%)
COMMON STOCKS — (22.3%)
*	139 Holdings, Ltd.	6,200,000	13,386
	ABC Communications (Holdings), Ltd.	930,000	62,008
	Aeon Credit Service (Asia) Co., Ltd.	740,000	492,934
	ALCO Holdings, Ltd.	740,000	213,805
	Allan International Holdings, Ltd.	592,000	96,259
*	Allied Group, Ltd.	559,200	528,065
*	Allied Properties, Ltd.	802,600	349,907
*	Anex International Holdings, Ltd.	152,000	1,933
*	Applied International Holdings, Ltd.	1,243,000	12,638
*	APT Satellite Holdings, Ltd.	599,000	113,425
*	Artel Solutions Group Holdings, Ltd.	2,315,000	72,651
	Arts Optical International Holdings, Ltd.	468,000	161,744
	Asia Aluminum Holdings, Ltd.	1,294,000	141,691
*	Asia Commercial Holdings, Ltd.	72,800	3,608
	Asia Financial Holdings, Ltd.	1,976,908	418,693
*	Asia Logistics Technologies, Ltd.	22,140	4,065
	Asia Satellite Telecommunications Holdings, Ltd.	164,000	312,883
*	Asia Standard International Group, Ltd.	6,780,000	243,015
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	27,008
	Associated International Hotels, Ltd.	898,000	688,934
	Automated Systems Holdings, Ltd.	340,000	52,783
	Baltrans Holdings, Ltd.	376,000	115,814
*	Beijing Development (Hong Kong), Ltd.	166,000	18,895
	Bossini International Holdings, Ltd.	1,801,500	305,805
	Bright International Group, Ltd.	710,000	75,373
	Cafe de Coral Holdings, Ltd.	232,000	251,571
*	Capital Prosper, Ltd.	480,000	3,324
*	Capital Strategic Investment, Ltd.	30,500	1,593
*	Cash Financial Services Group, Ltd.	27,018	581
*	Casil Telecommunications Holdings, Ltd.	1,420,000	74,101
*	Catic International Holdings, Ltd.	5,332,000	83,038
	CCT Telecom Holdings, Ltd.	472,970	64,222
*	CEC International Holdings, Ltd.	210,000	4,286
*	Celestial Asia Securities Holdings, Ltd.	426,036	17,410
*	Central China Enterprises, Ltd.	210,400	12,359
#	Champion Technology Holdings, Ltd.	1,329,386	213,331
	Chaoda Modern Agriculture (Holdings), Ltd.	1,022,000	339,959
	Chen Hsong Holdings, Ltd.	1,210,000	729,520
	Cheuk Nang (Holdings), Ltd.	112,501	35,852

8

*	Cheung Tai Hong Holdings, Ltd.	100,920	3,624
	Chevalier International Holdings, Ltd.	441,482	282,770
	Chevalier Itech Holdings, Ltd.	355,250	41,919
*	China Aerospace International Holdings, Ltd.	3,384,000	184,080
*	China Bio-medical Group, Ltd.	415,000	7,983
*	China City Natural Gas Holdings, Ltd.	10,488,000	27,013
*	China Digicontent Co., Ltd.	2,710,000	3,475
*	China Everbright International, Ltd.	3,945,000	227,999
*	China Everbright Technology, Ltd.	3,244,000	126,932
*	China Gas Holdings, Ltd.	2,026,000	161,081
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	117,580
	China Insurance International Holdings Co., Ltd.	552,000	285,352
*	China Investments Holdings, Ltd.	210,000	4,524
*	China Motion Telecom International, Ltd.	257,000	10,975
	China Motor Bus Co., Ltd.	74,000	474,593
*	China Nan Feng Group, Ltd.	28,800	281
	China National Aviation Co., Ltd.	872,000	161,087
	China Online (Bermuda), Ltd.	296,240	40,285
	China Pharmaceutical Enterprise and Investment Corp., Ltd.	592,000	148,487
	China Rare Earth Holdings, Ltd.	1,180,000	180,653
	China Resources Land, Ltd.	2,658,000	408,212
	China Resources Logic, Ltd.	3,796,000	457,103
*	China Rich Holdings, Ltd.	3,380,000	16,471
*	China Sci-Tech Holdings, Ltd.	2,786,000	5,734
*	China Star Entertainment, Ltd.	440,292	25,744
*	China Strategic Holdings, Ltd.	1,368,500	82,377
#	China Travel International Investment, Ltd.	1,276,000	343,532
*	Chinney Investments, Ltd.	1,144,000	87,772
	Chow Sang Sang Holdings International, Ltd.	721,400	300,530
	Chuangs China Investments, Ltd.	1,347,000	60,123
	Chuang’s Consortium International, Ltd.	1,858,884	117,682
	Chun Wo Holdings, Ltd.	1,671,917	252,766
	Chung Tai Printing Holdings, Ltd.	548,000	85,920
*	CITIC 21CN Co., Ltd.	806,000	139,445
*	CITIC Resources Holdings, Ltd.	1,392,000	193,448
	City e Solutions, Ltd.	186,000	19,131
#	City Telecom (H.K.), Ltd.	1,070,000	229,133
* #	Clear Media, Ltd.	215,000	199,392
*	Climax International Co., Ltd.	296,000	1,014
#	CNPC (Hong Kong), Ltd.	2,150,000	330,836
*	CNT Group, Ltd.	3,078,000	62,260
*	Coastal Greenland, Ltd.	2,440,000	45,136
	COFCO International, Ltd.	518,000	212,555
*	Compass Pacific Holdings, Ltd.	624,000	23,615
*	Computer & Technologies Holdings, Ltd.	432,000	65,924
	Continental Holdings, Ltd.	98,825	10,173
	Continental Mariner Investment Co., Ltd.	1,328,000	236,389
*	COSCO International Holdings, Ltd.	2,573,600	347,824
#	Coslight Technology International Group, Ltd.	626,000	196,639
*	Cosmos Machinery Enterprises, Ltd.	1,024,000	52,518
*	Crocodile Garments, Ltd.	1,539,000	60,016
	Cross Harbour Tunnel Co., Ltd.	386,520	202,161
*	Culturecom Holdings, Ltd.	3,767,000	236,539
*	Dah Hwa International Holdings, Ltd.	1,062,000	28,872

9

*	Dan Form Holdings Co., Ltd.	2,386,600	93,275
	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	64,448
	Dickson Concepts International, Ltd.	498,300	486,757
*	Digital China Holdings, Ltd.	1,416,000	390,452
*	DVN Holdings, Ltd.	744,490	137,616
*	Dynamic Global Holdings, Ltd.	3,522,000	18,969
	Dynamic Holdings, Ltd.	244,000	31,530
	Easyknit International Holdings, Ltd.	282,860	4,080
*	Eforce Holdings, Ltd.	2,620,000	14,986
	Egana Jewelry and Pearls	331,789	54,765
#	Eganagoldfeil Holdings, Ltd.	2,017,235	344,258
	Elec & Eltek International Holdings, Ltd.	3,078,790	631,062
*	Emperor International Holdings, Ltd.	90,436	66,121
*	e-New Media Co., Ltd.	320,000	8,197
*	eSun Holdings, Ltd.	653,600	24,952
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	81,722
*	Ezcom Holdings, Ltd.	72,576	2,356
*	Fairwood Holdings, Ltd.	42,600	14,366
#	Far East Consortium International, Ltd.	1,948,929	467,935
*	Far East Hotels & Entertainment, Ltd.	1,853,000	91,500
	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,044
	First Sign International Holdings, Ltd.	1,424,000	45,638
	Fong’s Industries Co., Ltd.	214,000	158,852
*	Forefront International Holdings, Ltd.	658,000	48,097
*	Fortuna International Holdings, Ltd.	9,344,000	11,675
*	Foundation Group, Ltd.	83,800	747
*	Founder Holdings, Ltd.	1,854,000	158,931
	Fountain Set Holdings, Ltd.	312,000	233,859
	Four Seas Frozen Food Holdings, Ltd.	347,184	53,873
	Four Seas Mercantile Holdings, Ltd.	592,000	212,566
*	Fujian Holdings, Ltd.	237,800	6,935
	Fujikon Industrial Holdings, Ltd.	532,000	66,825
*	Fushan Holdings, Ltd.	2,566,000	75,913
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	63,722
	Giordano International, Ltd.	1,128,000	622,194
*	Global China Group Holdings, Ltd.	3,022,000	156,515
	Global Green Tech Group, Ltd.	1,336,000	95,936
*	Global Tech (Holdings), Ltd.	5,612,000	35,983
	Glorious Sun Enterprises, Ltd.	1,650,000	539,775
	Gold Peak Industries (Holdings), Ltd.	1,059,250	285,482
*	Goldbond Group Holdings, Ltd.	2,609,500	43,244
*	Golden Meditech Company, Ltd.	528,000	111,208
	Golden Resources Development International, Ltd.	1,456,500	66,302
*	Gold-Face Holdings, Ltd.	2,003,600	138,745
	Goldlion Holdings, Ltd.	1,438,000	141,866
	Golik Holdings, Ltd.	930,500	28,062
	Good Fellow Group, Ltd.	3,488,000	167,686
*	Gorient Holdings, Ltd.	7,370	22
	Grande Holdings, Ltd.	166,000	142,625
*	Great Wall Cybertech, Ltd.	15,795,170	20,255
	Group Sense (International), Ltd.	2,062,000	213,824
	Guangdong Brewery Holdings, Ltd.	2,212,000	676,761
*	Guangnan Holdings, Ltd.	14,216,000	244,331
#	Guangzhou Investment Co., Ltd.	2,612,000	234,210

10

*	Guo Xin Group, Ltd.	3,640,000	41,879
*	Guorun Holdings, Ltd.	825,000	38,154
	GZI Transport, Ltd.	1,820,000	506,804
	Hang Fung Gold Technology, Ltd.	762,000	129,833
	Hang Ten Group Holdings, Ltd.	585,039	751
	Hanny Holdings, Ltd.	186,658	63,698
*	Hansom Eastern Holdings, Ltd.	3,473,235	24,973
	Harbour Centre Development, Ltd.	517,000	520,080
	Harbour Ring International Holdings, Ltd.	2,410,000	206,848
*	Hen Fung Holdings, Ltd.	1,740,000	33,747
	Henderson China Holdings, Ltd.	815,000	397,229
	Hengan International Group Co., Ltd.	394,000	200,617
	High Fashion International, Ltd.	268,000	51,186
	HKR International, Ltd.	1,884,860	713,141
*	Hon Kwok Land Investment Co., Ltd	572,535	120,906
	Hong Kong Catering Management, Ltd.	512,000	75,781
*	Hong Kong Construction Holdings, Ltd.	970,000	59,515
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	670,930
*	Hong Kong Parkview Group, Ltd.	1,130,000	79,699
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,626
	Hongkong Chinese, Ltd.	2,126,000	256,123
*	Hop Hing Holdings, Ltd.	660,265	26,248
	Hopson Development Holdings, Ltd.	1,246,000	303,411
*	Hsin Chong Construction Group, Ltd.	1,569,658	68,292
*	Huabao International Holdings, Ltd.	19,300	2,559
*	Hualing Holdings, Ltd.	1,344,000	63,749
	Hung Hing Printing Group, Ltd.	266,000	204,595
*	Hycomm Wireless, Ltd.	4,709,000	36,451
	I-Cable Communications, Ltd.	742,000	254,168
*	I-China Holdings, Ltd.	375,756	10,547
	IDT International, Ltd.	4,028,486	969,049
*	Imagi International Holdings, Ltd.	137,400	26,677
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	98,168
*	Interchina Holdings Co., Ltd.	8,130,000	182,750
	International Bank of Asia, Ltd.	260,000	101,925
*	Inworld Group, Ltd.	2,036	10
*	ITC Corp., Ltd.	466,157	14,842
	JCG Holdings, Ltd.	296,000	207,058
*	Junefield Department Store Group, Ltd.	256,000	3,276
#	K Wah International Holdings, Ltd.	3,059,724	623,698
	K. Wah Construction Materials, Ltd.	2,439,914	375,463
*	Kader Holdings Co., Ltd.	545,600	10,366
	Karrie International Holdings, Ltd.	488,000	153,341
	Keck Seng Investments (Hong Kong), Ltd.	858,600	149,550
	Kee-Shing Holdings Co., Ltd.	886,000	83,893
	Kin Yat Holdings, Ltd.	586,000	52,880
	King Fook Holdings, Ltd.	1,000,000	80,313
*	King Pacific International Holdings, Ltd.	1,404,200	21,969
	Kingdee International Software Group Co., Ltd.	638,000	173,824
	Kingmaker Footwear Holdings, Ltd.	1,058,750	363,277
*	Kong Sun Holdings, Ltd.	2,198,000	7,047
	Kowloon Development Co., Ltd.	604,000	522,454
*	KPI Co., Ltd.	396,000	4,791
	KTP Holdings, Ltd.	560,400	35,633

11

*	Kwong Sang Hong International, Ltd.	1,434,000	161,436
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,930
*	Lai Sun Development Co., Ltd.	7,592,000	134,239
*	Lai Sun Garment (International), Ltd.	2,325,000	85,945
	Lam Soon (Hong Kong), Ltd.	302,310	100,820
	Le Saunda Holdings, Ltd.	236,000	25,093
*	Leadership Publishing Group, Ltd.	250,511	971
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,962
	Lerado Group (Holding) Co., Ltd.	1,048,000	180,112
*	LifeTec Group, Ltd.	1,383,000	15,617
	Lippo, Ltd.	1,074,760	246,664
	Liu Chong Hing Bank, Ltd.	201,000	283,123
	Liu Chong Hing Investment, Ltd.	635,200	447,256
	Luk Fook Holdings (International), Ltd.	690,000	152,791
	Luks Industrial Group, Ltd.	645,555	109,049
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	563,620
*	MACRO-LINK International Holdings, Ltd.	1,036,250	43,770
*	Mae Holdings, Ltd.	2,220,000	3,138
*	Magnificent Estates, Ltd.	8,368,000	69,855
*	Magnum International Holdings, Ltd.	300,000	2,693
	Mainland Headwear Holdings, Ltd.	410,000	161,494
*	Mansion House Group, Ltd.	1,820,000	46,345
	Matrix Holdings, Ltd.	402,000	90,142
*	Mei Ah Entertainment Group, Ltd.	1,142,000	35,875
	Melbourne Enterprises, Ltd.	45,500	161,040
	Midas International Holdings, Ltd.	774,000	54,461
	Midland Realty (Holding), Ltd.	1,110,000	426,293
*	Millennium Group, Ltd.	1,392,000	14,286
	Min Xin Holdings, Ltd.	753,200	137,108
	Miramar Hotel & Investment Co., Ltd.	256,000	267,461
*	Morning Star Resources, Ltd.	1,845,000	11,357
	Moulin International Holdings, Ltd.	699,274	396,503
	Nanyang Holdings, Ltd.	137,500	135,824
	National Electronics Holdings, Ltd.	2,156,000	57,870
	Natural Beauty Bio-Technology, Ltd.	540,000	38,798
	New Asia Realty & Trust Co., Ltd.	935,000	392,382
*	New China Merchants Dichain	7,160,000	53,409
	New Island Printing Holdings, Ltd.	176,000	15,347
* #	New World China Land, Ltd.	640,000	192,744
*	New World Cyberbase, Ltd.	48,419	1,886
*	New World TMT, Ltd.	1,380,600	132,851
	Newocean Green Energy Holdings, Ltd.	3,931,200	57,934
*	Next Media, Ltd.	636,000	231,089
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	560,643
* #	Onfem Holdings, Ltd.	1,266,000	80,751
	Orient Power Holdings, Ltd.	804,000	58,875
*	Oriental Metals, Ltd.	711,780	256,098
	Oriental Press Group, Ltd.	1,022,000	393,639
	Oriental Watch Holdings, Ltd.	398,000	82,090
	Pacific Andes International Holdings, Ltd.	1,172,000	176,141
	Pacific Century Insurance Holdings, Ltd.	1,272,000	457,071
*	Pacific Century Premium Developments, Ltd.	795,000	217,061
*	Pacific Plywood Holdings, Ltd.	4,430,000	17,206
	Paul Y. ITC Construction Holdings, Ltd.	2,262,856	233,803

12

	Peace Mark Holdings, Ltd.	1,138,024	213,240
	Pegasus International Holdings, Ltd.	226,000	32,452
	Perfectech International Holdings, Ltd.	571,450	56,422
	Pico Far East Holdings, Ltd.	1,190,000	80,871
	Playmates Holdings, Ltd.	2,223,000	417,202
	Pokfulam Development Co., Ltd.	234,000	80,158
*	Poly Investments Holdings, Ltd.	2,670,000	61,576
	Prime Success International Group, Ltd.	2,366,000	210,779
	Proview International Holdings, Ltd.	944,000	193,668
* #	QPL International Holdings, Ltd.	1,191,000	264,912
	Quality Healthcare Asia, Ltd.	133,800	28,226
*	Rainbow International Holdings, Ltd.	2,036	5
	Raymond Industrial, Ltd.	605,400	177,640
*	Regal Hotels International Holdings, Ltd.	11,656,000	538,012
*	Rexcapital International Holdings, Ltd.	1,272,905	7,428
*	Riche Multi-Media Holdings, Ltd.	706,000	187,996
*	Rivera Holdings, Ltd.	3,620,000	97,245
*	Riverhill Holdings, Ltd.	2,036	28
	Road King Infrastructure, Ltd.	449,000	316,553
*	Roadshow Holdings, Ltd.	1,456,000	156,813
	S.A.S.Dragon Holdings, Ltd.	1,696,000	180,359
	SA SA International Holdings, Ltd.	1,872,000	873,792
	Safety Godown Co., Ltd.	408,000	134,789
	Saint Honore Holdings, Ltd.	128,000	33,059
*	San Miguel Brewery Hong Kong, Ltd.	612,800	135,144
	SCMP Group, Ltd.	692,000	297,750
	Sea Holdings, Ltd.	832,000	202,671
*	Seapower Resources International, Ltd.	151,680	2,101
*	SEEC Media Group, Ltd.	2,550,000	134,290
	Shanghai Allied Cement, Ltd.	1,152,080	66,675
*	Shanghai Century Holdings, Ltd.	7,142,000	110,071
*	Shanghai Land Holdings, Ltd.	1,464,000	64,770
*	Shanghai Ming Yuan Holdings, Ltd.	670,000	46,455
#	Shanghai Real Estates, Ltd.	2,234,000	203,243
	Shaw Brothers Hong Kong, Ltd.	134,000	130,868
	Shell Electric Manufacturing (Holdings) Co., Ltd.	730,792	136,056
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	80,395
	Shenzhen International Holdings, Ltd.	4,802,500	178,687
	Shougang Concord Century Holdings, Ltd.	1,676,000	176,049
*	Shougang Concord Grand (Group), Ltd.	1,701,000	115,313
*	Shougang Concord International Enterprises Co., Ltd.	4,166,000	229,657
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	160,031
*	Shui On Construction & Materials, Ltd.	468,000	502,927
*	Shun Ho Resources Holdings, Ltd.	483,000	25,483
*	Shun Ho Technology Holdings, Ltd.	1,037,452	51,332
#	Silver Grant International Industries, Ltd.	2,087,000	628,086
*	Sincere Co., Ltd.	505,500	31,626
#	Singamas Container Holdings, Ltd.	838,000	407,007
	Sino Golf Holdings, Ltd.	438,000	79,786
*	Sinocan Holdings, Ltd.	350,000	1,750
*	Sino-I.com, Ltd.	19,383,158	355,205
	Sinolink Worldwide Holdings, Ltd.	3,933,600	443,952
	Sinopec Kantons Holdings, Ltd.	1,638,000	228,983
*	Skynet (International Group) Holdings, Ltd.	244,240	313

13

	SNP Leefung Holdings, Ltd.	144,000	19,395
*	Softbank Investment International (Strategic), Ltd.	7,398,000	83,172
*	Solartech International Holdings, Ltd.	49,600	1,736
	South China Brokerage Co., Ltd.	4,872,000	32,524
	South China Industries, Ltd.	1,124,000	49,532
	Southeast Asia Properties & Finance, Ltd.	263,538	38,527
	Starlight International Holdings, Ltd.	1,311,292	137,111
	Starlite Holdings, Ltd.	694,000	64,873
	Stelux Holdings International, Ltd.	1,307,702	95,008
*	Styland Holdings, Ltd.	101,808	326
	Sun Hing Vision Group Holdings, Ltd.	358,000	167,425
	Sun Hung Kai & Co., Ltd.	2,048,600	494,277
*	Sun Innovation Holdings, Ltd.	1,420,360	7,104
*	Sun Media Group Holdings, Ltd.	9,814,000	18,698
*	Sunday Communications, Ltd.	4,441,000	257,205
	Sunway International Holdings, Ltd.	866,000	27,654
*	Suwa International Holdings, Ltd.	1,062,000	29,249
	Symphony Holdings, Ltd.	298,000	52,708
*	Tack Hsin Holdings, Ltd.	542,000	8,974
	Tai Cheung Holdings, Ltd.	1,013,000	408,838
	Tai Fook Securities Group, Ltd.	590,000	87,225
	Tai Sang Land Development, Ltd.	471,984	131,567
	Tak Shun Technology Group, Ltd.	2,088,000	88,318
	Tak Sing Alliance Holdings, Ltd.	2,909,865	103,632
#	Tan Chong International, Ltd.	666,000	128,031
	TCC International Holdings, Ltd.	1,124,000	191,440
*	Technology Venture Holdings, Ltd.	586,000	12,046
*	Termbray Industries International (Holdings), Ltd.	2,304,900	124,141
	Tern Properties Co., Ltd.	61,200	15,539
*	The Sun’s Group, Ltd.	17,004,000	21,805
*	Tian An China Investments Co., Ltd.	1,238,275	305,142
	Tian Teck Land, Ltd.	1,098,000	323,774
	Tianjin Development Holdings, Ltd.	1,118,000	419,583
*	Titan Petrochemicals Group, Ltd.	1,300,000	86,152
*	Tomorrow International Holdings, Ltd.	165,000	17,055
	Tonic Industries Holdings., Ltd.	920,000	33,665
	Top Form International, Ltd.	1,586,000	279,927
*	Tristate Holdings, Ltd.	138,000	21,590
	Truly International Holdings, Ltd.	200,000	202,361
	Tungtex (Holdings) Co., Ltd.	788,000	305,996
*	Tysan Holdings, Ltd.	1,040,773	29,362
*	U-Cyber Technology Holdings, Ltd.	432,800	6,102
*	United Power Investment, Ltd.	1,664,000	41,406
*	Universal Holdings Ltd	2,770,000	16,412
*	Universe International Holdings, Ltd.	573,339	2,734
	U-Right International Holdings, Ltd.	2,040,000	102,089
	USI Holdings, Ltd.	928,999	119,276
	Van Shung Chong Holdings, Ltd.	359,335	54,355
*	Vanda Systems & Communications Holdings, Ltd.	2,534,000	153,671
#	Varitronix International, Ltd.	527,000	512,349
	Veeko International Holdings, Ltd.	1,420,000	49,925
	Victory City International Holdings, Ltd.	839,768	322,302
	Vitasoy International Holdings, Ltd.	1,423,000	339,395
	Wah Ha Realty Co., Ltd.	278,600	43,486

14

*	Wah Nam International	38,696	794

	Wai Kee Holdings, Ltd.	1,265,738	245,951
	Wang On Group, Ltd.	47,897	6,449
*	Wellnet Holdings, Ltd.	2,059,200	108,053
*	Winfoong International, Ltd.	1,210,000	29,668
	Wing On Co. International, Ltd.	565,000	611,681
	Wing Shan International, Ltd.	896,000	45,993
*	Winsan China Investment Group, Ltd.	1,296,000	45,687
	Wong’s International (Holdings), Ltd.	737,641	82,216
*	Wonson International Holdings, Ltd.	4,040,000	7,731
	World Houseware (Holdings), Ltd.	605,700	18,761
* #	Xinao Gas Holdings, Ltd.	1,094,000	557,902
	Y. T. Realty Group, Ltd.	965,000	66,845
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	146,206
*	Yanion International Holdings, Ltd.	118,000	6,780
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	31,276
	YGM Trading, Ltd.	228,000	273,408
	Yip’s Chemical Holdings, Ltd.	674,000	140,621
	Yugang International, Ltd.	11,916,000	116,750
*	Yunnan Enterprises Holdings, Ltd.	240,000	11,841
*	Zhu Kuan Development Co., Ltd.	646,000	29,051
TOTAL COMMON STOCKS (Cost $81,164,717)			58,813,707

INVESTMENT IN CURRENCY — (0.1%)
*	Hong Kong Dollars		70,498
(Cost $70,488)

RIGHTS/WARRANTS — (0.0%)
*	China Travel International Investment, Ltd. Warrants 05/31/06	124,800	10,083
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	721
TOTAL RIGHTS/WARRANTS (Cost $0)			10,804

TOTAL — HONG KONG (Cost $81,235,205)			58,895,009

SINGAPORE — (20.6%)
COMMON STOCKS — (20.6%)
*	Acma, Ltd.	3,040,700	99,023
	Airocean Group, Ltd.	1,649,000	271,290
*	Alliance Technology & Development, Ltd.	156,000	9,729
	Amtek Engineering, Ltd.	799,625	627,222
*	Apollo Enterprises, Ltd.	193,000	60,757
	Armstrong Industrial Corp.	1,460,000	130,191
*	ASA Group Holdings, Ltd.	586,000	95,677
	Ascott Group, Ltd.	1,807,250	472,612
	Aussino Group, Ltd.	967,000	243,956
	Benjamin (F.J. Holdings, Ltd.)	1,095,000	136,625
#	Beyonics Technology, Ltd.	1,556,640	444,110

15

*	Blu Inc. Group, Ltd..	729,000	67,115
	Bonvests Holdings, Ltd.	825,000	259,772
	Brilliant Manufacturing, Ltd.	1,855,000	699,748
*	Broadway Industrial Group, Ltd.	461,000	95,935
	Bukit Sembawang Estates, Ltd.	71,334	559,295
*	Central Properties, Ltd.	66,000	1,450,469
	Ch Offshore, Ltd.	823,200	193,175
*	Chemical Industries (Far East), Ltd.	105,910	44,053
*	China Merchants Holdings Pacific, Ltd.	652,000	224,919
	Chip Eng Seng Corp., Ltd.	1,775,000	137,043
	Chosen Holdings, Ltd.	1,284,000	206,062
	Chuan Hup Holdings, Ltd.	4,385,000	1,684,472
	Chuan Soon Huat Industrial Group, Ltd.	614,000	115,150
	CIH, Ltd.	498,460	888,834
*	CK Tang, Ltd.	614,000	147,355
*	Compact Metal Industries, Ltd.	643,000	13,374
	Courts Singapore, Ltd.	495,000	160,367
*	CSC Holdings, Ltd.	672,000	9,965
	CSE Global, Ltd.	1,262,000	438,816
	CWT Distribution, Ltd.	461,500	136,730
*	Eagle Brand Holdings, Ltd.	5,158,000	244,657
#	Eastern Asia Technology, Ltd.	1,844,260	334,293
	Eastgate Technology, Ltd.	870,000	67,236
*	Econ International, Ltd.	2,267,000	60,593
	ECS Holdings, Ltd.	1,375,000	261,301
	Eng Wah Organisation, Ltd.	265,000	48,828
*	Firstlink Investments Corp., Ltd.	995,000	124,197
*	Freight Links Express Holdings, Ltd.	3,368,000	200,660
	Frontline Technologies Corp., Ltd.	3,170,000	273,415
	Fu Yu Manufacturing, Ltd.	1,819,000	1,274,969
	Fuji Offset Plates Manufacturing, Ltd.	33,750	6,528
	GB Holdings, Ltd.	200,000	94,441
#	Ges International, Ltd.	2,909,000	1,226,892
	GK Goh Holdings, Ltd.	1,494,000	723,859
	Goodpack, Ltd.	1,592,000	1,040,444
*	Goodwood Park Hotel, Ltd.	24,307	0
	GP Industries, Ltd.	1,516,000	918,436
	Guocoland, Ltd.	1,215,000	865,837
	Hiap Moh Corp., Ltd.	34,874	6,423
	Ho Bee Investment, Ltd.	761,000	135,634
	Hong Fok Corp., Ltd.	1,796,000	261,833
#	Hong Leong Asia, Ltd.	1,048,000	934,041
*	Horizon Education & Technologies, Ltd.	2,054,000	231,467
	Hotel Grand Central, Ltd.	875,280	189,827
	Hotel Plaza, Ltd.	1,189,000	434,650
	Hotel Properties, Ltd.	1,675,000	1,044,866
	Hour Glass, Ltd.	298,000	115,085
#	HTL International Holdings, Ltd.	1,471,875	1,083,898
	Huan Hsin Holdings, Ltd.	1,138,400	612,329
	Hup Seng Huat, Ltd.	900,200	144,020
	Hwa Hong Corp., Ltd.	2,488,000	791,554
	IDT Holdings, Ltd.	718,000	1,083,787
*	Inno-Pacific Holdings, Ltd.	680,000	12,117
	Innovalues Precision, Ltd.	520,000	202,436

16

	International Factors (Singapore), Ltd.	290,000	91,264
*	Internet Technology Group, Ltd.	874,408	23,354
*	Interra Resources, Ltd.	185,430	14,875
*	Intraco, Ltd.	292,500	63,472
	Isetan (Singapore), Ltd.	122,500	216,782
#	Jaya Holdings, Ltd.	2,733,000	1,674,709
	JK Yaming International, Ltd.	907,000	210,046
	Jurong Cement, Ltd.	132,500	66,108
	Jurong Engineering, Ltd.	137,000	200,028
#	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,074,092
*	K1 Ventures, Ltd.	5,340,500	840,975
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,008,999
	Khong Guan Flour Milling, Ltd.	19,000	19,749
	Kian Ann Engineering, Ltd.	868,000	90,344
	Kian Ho Bearings, Ltd.	521,000	54,097
	Koh Brothers, Ltd.	1,494,000	97,539
*	L & M Group Investments, Ltd.	7,107,100	42,214
	Labroy Marine, Ltd.	3,343,000	1,054,700
*	LanTroVision (S), Ltd.	1,117,500	50,058
	Lee Kim Tah Holdings, Ltd.	1,600,000	290,842
*	Leong Hin Holdings, Ltd.	526,000	40,607
*	Liang Huat Aluminium, Ltd.	2,954,000	35,091
*	Lion Asiapac, Ltd.	473,000	50,695
	Low Keng Huat Singapore, Ltd.	372,000	90,946
	Lum Chang Holdings, Ltd.	1,134,030	168,788
	Magnecomp International, Ltd.	931,000	345,585
*	Manufacturing Integration Technology, Ltd.	588,000	57,321
	MCL Land, Ltd.	1,427,000	1,212,119
*	Mediaring.Com, Ltd.	3,410,000	344,158
	Metro Holdings, Ltd.	2,256,960	656,918
	MMI Holdings, Ltd.	1,994,000	420,769
	Multi-Chem, Ltd.	1,263,000	217,797
	Nera Telecommunications, Ltd.	1,450,000	439,174
#	New Toyo Intenational Holdings, Ltd.	1,043,000	396,512
#	Norelco Centreline Holdings, Ltd.	941,000	530,847
*	Orchard Parade Holdings, Ltd.	1,084,022	244,513
#	Osim International, Ltd.	1,638,000	954,334
	Ossia International, Ltd.	728,332	82,244
	Pan-United Corp., Ltd.	2,193,000	502,236
*	Pan-United Marine, Ltd.	1,096,500	185,616
	PCI, Ltd.	734,000	324,881
	Pentex-Schweizer Circuits, Ltd.	1,240,000	247,025
	Pertama Holdings, Ltd.	459,750	76,434
	Popular Holdings, Ltd.	1,813,000	490,265
#	PSC Corp., Ltd.	4,088,000	206,856
	Qian Hu Corp., Ltd.	408,200	109,096
	Robinson & Co., Ltd.	284,832	1,164,320
	Rotary Engineering, Ltd.	1,624,000	381,025
	San Teh, Ltd.	838,406	201,605
	SBS Transit, Ltd.	1,011,000	955,159
	Sea View Hotel, Ltd.	66,000	163,448
*	Seatown Corp., Ltd.	101,000	1,800
	Sembawang Kimtrans, Ltd.	1,295,000	123,246
	Sin Soon Huat, Ltd.	1,307,000	65,892

17

	Sing Investments & Finance, Ltd.	94,500	98,768
#	Singapore Food Industries, Ltd.	1,707,000	831,444
	Singapore Reinsurance Corp., Ltd	1,540,935	233,500
	Singapore Shipping Corp., Ltd.	1,930,000	395,893
	Singapura Finance, Ltd.	139,250	123,324
	SMB United, Ltd.	2,010,000	191,339
	SNP Corp., Ltd.	466,495	221,761
*	SP Corp., Ltd.	454,000	13,504
	Ssangyong Cement (Singapore), Ltd.	236,000	140,189
	Stamford Land Corp., Ltd.	3,229,000	469,867
	Straits Trading Co., Ltd.	1,117,200	1,433,192
*	Sunright, Ltd.	378,000	85,303
	Superbowl Holdings, Ltd.	490,000	69,964
	Superior Metal Printing, Ltd.	490,500	68,587
	Thakral Corp., Ltd.	6,028,000	465,673
	Tiong Woon Corp. Holding, Ltd.	906,000	210,625
*	Transmarco, Ltd.	106,500	49,759
	Trek 2000 International, Ltd.	1,004,000	328,361
	TSM Resources, Ltd.	1,502,000	294,767
#	TT International, Ltd.	2,109,600	294,544
*	Tuan Sing Holdings, Ltd.	3,362,000	169,384
*	Ultro Technologies, Ltd.	530,000	40,988
	Unisteel Technology, Ltd.	974,000	745,685
	United Engineers, Ltd.	846,666	810,338
	United Overseas Insurance, Ltd.	125,500	255,452
	United Pulp & Paper Co., Ltd.	354,000	90,424
	UOB-Kay Hian Holdings, Ltd.	1,602,000	960,535
	Vicom, Ltd.	120,000	68,761
	WBL Corp., Ltd.	647,000	1,245,895
*	Xpress Holdings, Ltd.	1,392,000	49,593
*	Yongnam Holdings, Ltd.	1,506,000	13,698
TOTAL COMMON STOCKS (Cost $57,040,705)			54,317,080

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars
(Cost $2,290)			2,308

RIGHTS/WARRANTS — (0.0%)
*	Acma, Ltd. Warrants 11/16/04	236,300	702
*	Yongnam Holdings, Ltd. Warrants 08/26/09	251,000	745
TOTAL RIGHTS/WARRANTS (Cost $0)			1,447

TOTAL — SINGAPORE (Cost $57,042,995)			54,320,835

18

		Shares	Value†

NEW ZEALAND — (7.6%)
COMMON STOCKS — (7.6%)
*	AFFCO Holdings, Ltd.	1,935,950	565,586
	Cavalier Corp., Ltd.	283,674	954,166
	CDL Hotels New Zealand, Ltd.	1,387,344	450,434
	CDL Investments New Zealand, Ltd.	306,025	60,028
	Colonial Motor Co., Ltd.	126,795	265,658
*	Cue Energy Resources NL	452,354	27,857
	Ebos Group, Ltd.	112,108	327,243
*	Evergreen Forests, Ltd.	323,301	74,800
	Hallenstein Glassons Holdings, Ltd.	241,638	606,910
	Hellaby Holdings, Ltd.	201,679	821,388
	Horizon Energy Distribution, Ltd.	40,420	109,778
	Met Lifecare, Ltd.	270,895	478,538
	Michael Hill International, Ltd.	156,746	772,725
*	New Zealand Oil & Gas, Ltd.	584,872	322,310
#	New Zealand Refining Co., Ltd.	84,779	1,231,926
	Northland Port Corp. (New Zealand), Ltd.	219,997	392,205
	Nuplex Industries, Ltd.	271,267	954,514
*	Pacific Retail Group, Ltd.	194,156	257,004
	Port of Tauranga, Ltd.	541,952	2,079,502
	Powerco, Ltd.	804,832	1,145,477
*	Provenco Group, Ltd.	281,600	114,508
	Pyne Gould Guinness, Ltd.	229,634	272,414
	Restaurant Brand New Zealand, Ltd.	369,175	326,755
*	Richina Pacific, Ltd.	309,644	100,848
*	Rubicon, Ltd.	995,760	661,493
	Ryman Healthcare Group, Ltd.	415,999	903,909
	Sanford, Ltd.	418,047	1,234,120
	Scott Technology, Ltd.	60,843	138,364
*	Seafresh Fisheries	80,520	1,524
	South Port New Zealand, Ltd.	30,744	26,129
	Steel & Tube Holdings, Ltd.	379,638	1,223,858
*	Tasman Farms	157,056	0
	Taylors Group, Ltd.	29,646	47,518
	Tourism Holdings, Ltd.	402,452	532,068
*	Trans Tasman Properties, Ltd.	2,311,308	610,262
#	Waste Management NZ, Ltd.	430,471	1,544,197
	Williams & Kettle, Ltd.	57,558	123,248
	Wrightson, Ltd.	222,276	223,484
TOTAL COMMON STOCKS (Cost $12,762,774)			19,982,748

INVESTMENT IN CURRENCY – (0.0%)
*	New Zealand Dollar		57,298
(Cost $56,717)
TOTAL — NEW ZEALAND (Cost $12,819,491)			20,040,046

19

		Shares	Value†

MALAYSIA — (0.1%)
COMMON STOCKS — (0.1%)
* Autoways Holdings Berhad		10,000	3,395
* Jaks Resources Berhad		11,975	4,097
* Promet Berhad		1,143,000	87,229
* Rekapacific Berhad		473,000	0
* RNC Corp. Berhad		33,000	3,560
* Saship Holdings Berhad		223,520	52,351

TOTAL — MALAYSIA (Cost $1,212,987)			150,632

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.		7,260	0
(Cost $ 0)

		Face
		Amount	Value†
		(000)

TEMPORARY CASH INVESTMENTS — (13.3%)
Repurchase Agreement, Deutsche Bank Securities 1.77%, 10/01/04 (Collateralized by $22,272,046 U.S. Treasury Obligations, 10.625%, 08/15/15, valued at $34,138,147) to be repurchased at $34,139,825 (Cost $34,138,147) Δ		$34,138	34,138,147
Repurchase Agreement, PNC Capital Markets, Inc. 1.75%, 10/01/04 (Collateralized by $939,000 FHLMC Notes 1.85%, 11/17/05, valued at $944,869) to be repurchased at $930,045 (Cost $930,000)		930	930,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,068,147)			35,068,147

TOTAL INVESTMENTS - (100.0%) (Cost $267,991,473)	++		$263,436,061

†                              See Security Valuation Note.

Δ                             Security purchased with cash proceeds from securities on loan.

*                              Non-Income Producing Securities.

#                              Total or Partial Securities on Loan.

††                            The cost for federal income tax purposes is $268,041,359.

20

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

		Shares	Value†

FRANCE — (13.4%)
COMMON STOCKS — (13.4%)
	Affine	1,400	114,196
*	Air France	27,280	431,092
	Ales Groupe SA	6,648	103,452
#	Algeco SA	3,326	412,471
*	Alstom SA	177,212	105,731
	Altedia SA	2,800	50,724
*	Alten SA	21,372	418,007
* #	Altran Technologies SA	82,633	586,274
	Apem SA	1,000	73,419
	April Group SA	31,201	693,578
	Ares (Groupe SA)	5,500	31,710
	Arkopharma	18,720	388,784
	Assystem Brime SA	7,580	127,548
	Aubay SA	5,774	24,355
	Audika SA	1,900	125,271
*	Baccarat SA	1,090	115,788
	Bacou-Dalloz	6,287	445,396
#	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	1,952,157
	Banque Tarneaud SA	1,000	166,058
#	Beneteau SA	13,527	973,177
*	Bigben Interactive	2,100	8,851
	Boiron SA	16,659	456,480
	Boizel Chanoine Champagne SA	600	33,311
#	Bonduelle SA	6,723	540,568
	Bongrain SA	13,083	818,699
	Bricorama SA	3,379	184,849
	Brioche Pasquier SA	2,888	186,665
	Buffalo Grill SA	1,028	16,349
*	Bull SA	379,800	189,608
	Burelle SA	4,030	443,292
*	Business Objects SA	16,500	383,388
*	BVRP SA	2,900	44,942
	Camaieu SA	4,988	447,653
*	Cap Gemini SA	843	19,871
* #	Carbone Lorraine	40,631	1,581,146
	Cegedim SA	6,902	524,149
	CEGID SA	18,000	471,761
	CFCAL-Banque	840	403,855
	CFF Recycling SA	84,608	1,523,137
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux Sa	6,400	314,413
	Clarins SA	7,332	448,247
*	Club Mediterranee SA	15,665	742,342

	Consortium International de Diffusion et de Representation Sante	600	7,281
	Crometal SA	1,100	65,445
*	CS Communication et Systemes	4,983	141,274
*	Damartex SA	22,900	726,909
*	Dane-Elec Memory SA	11,400	40,133
	Delachaux SA	1,300	177,480
	Deveaux SA	1,040	101,429
	Didot-Bottin	1,620	191,346
*	DMC (Dollfus Mieg et Cie)	9,630	49,888
*	Dynaction SA	10,660	172,137
	Eiffage SA	7,650	654,146
	Electricite de Strasbourg	23,784	3,175,442
	Elior	104,108	923,532
	Esso SA	3,200	484,988
	Etam Developpement SA	7,300	133,425
	Euler-Hermes SA	12,758	769,046
*	Eurafrance	33,306	2,366,577
*	Euraltech SA	11,700	21,772
* #	Euro Disney SCA	797,643	317,615
	Evialis SA	1,200	41,186
	Exel Industries SA	1,800	102,606
*	Explosifs et de Produits Chimiques	524	175,836
	Faurecia SA	6,500	473,783
#	Fimalac SA	111,143	4,633,076
	Fininfo SA	9,760	253,491
	Fleury Michon SA	3,100	169,733
	France-Africaine de Recherches Petrolieres (Francarep)	4,250	607,425
	Francois Freres (Tonnellerie) SA	3,150	75,826
*	Gantois Series A	647	10,178
	Gascogne SA	6,472	567,560
#	Gaumont	14,607	1,019,637
*	GCI (Groupe Chatellier Industrie SA)	7,258	901
* #	Generale de Geophysique SA	20,770	1,395,735
	Generale de Sante	32,259	505,875
	Generale Location SA	9,000	196,385
*	Geodis SA	4,379	335,051
	Gespac System	1,100	18,990
	Gevelot	3,584	231,543
	GFI Informatique SA	26,700	168,957
	Gifi	4,678	230,653
*	Ginger (Groupe Ingenierie Europe)	2,600	43,471
	Grands Moulins de Strasbourg	110	62,162
	Groupe Bourbon SA	19,038	876,423
	Groupe Crit	6,900	144,748
*	Groupe Flo SA	11,900	62,014
*	Groupe Focal SA	1,400	8,172
	Groupe Go Sport SA	2,207	136,822
	Groupe Guillin SA	1,200	89,968
#	Groupe Open SA	6,000	61,720
	Groupe Steria	14,365	447,047
	Guerbet SA	1,700	129,105
*	Guitel	116	547
	Guyenne et Gascogne SA	26,000	2,813,026

	Havas SA	62,300	328,442
*	Hotels et Casinos de Deauville	2,055	1,147,781
#	Hyparlo SA	5,514	278,359
	IDSUD	614	18,146
*	IMS International Metal Service SA	12,630	116,098
	Industrielle et Financiere d’Entreprise SA	300	55,187
* #	Infogrames Entertainment SA	83,638	151,458
#	Ingenico SA	61,820	1,124,477
*	Ioltech SA	500	46,570
	Ipsos SA	5,776	548,706
	Kaufman et Broad SA	7,722	307,199
	Lafuma SA	810	53,424
	Laurent-Perrier	3,100	108,806
	Lectra Systemes SA	23,092	183,918
	Lisi SA	7,827	382,212
	Manitou SA	44,368	1,334,304
	Manutan International SA	4,700	222,455
#	Marionnaud Parfumeries Retails Perfumes	11,209	293,315
*	Matussiere et Forest SA	13,600	48,985
*	Metaleurop SA	35,449	23,775
	MGI Coutier SA	1,400	50,638
	Montupet SA	32,450	661,014
	Mr. Bricolage SA	6,600	159,532
*	MRM	1,424	16,289
	Neopost SA	7,200	463,478
	Nexans	15,136	515,349
	Norbert Dentressangle	8,372	413,324
	Nord Est SA	21,507	1,275,083
* #	Oberthur Card Systems SA	53,640	364,134
*	Oeneo	31,265	60,020
*	Otor SA	13,700	68,596
	Parcours SA	5,300	32,937
	Passat SA	2,400	43,209
*	Penauille Polyservices SA	10,200	79,591
	Petit Forestier SA	3,043	120,988
#	Pierre & Vacances	6,635	552,804
	Pinguely-Haulotte SA	25,000	165,273
	Plastic Omnium SA	15,423	757,330
	Plastivaloire SA	1,700	47,981
	Prosodie SA	4,500	97,845
	Provimi SA	4,170	79,921
	PSB Industries SA	1,240	184,979
*	Radiall SA	1,340	108,441
	Robertet SA	1,076	137,835
	Rodriguez Group SA	9,687	482,581
	Rougier SA	2,040	153,187
*	S.T. Dupont SA	3,800	23,289
	Sabeton	13,500	186,677
	Samse SA	4,400	544,862
	Sasa Industries SA	1,000	26,087
*	Saveurs de France-Brossard	900	25,427
* #	Scor SA	524,279	811,509
	SDR de Bretagne SA	1,314	40,951
	SEB SA Prime Fidelite 2002	3,300	319,112

	Sechilienne-Sidec	2,200	423,966
	Securidev SA	1,500	22,721
	Selectibail	29,286	1,043,198
	Signaux Girod SA	600	35,273
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	15,009	1,148,201
	Skis Rossignol SA	41,668	646,589
	Smoby SA	500	47,215
	Societe du Louvre SA	14,513	1,460,124
*	Societe Francais des Papiers Peints	400	1,725
	Societe Industrielle D’Aviations Latecoere SA	3,700	136,355
	Societe Pour L’Informatique Industrielle SA	1,800	66,621
	Solving International SA	2,160	9,774
	Somfy Interational SA	22,900	4,638,560
	Sopra SA	7,618	331,462
#	SR Teleperformance	90,928	1,851,085
	Stallergenes SA	1,949	120,847
	Ste Virbac SA	7,637	262,092
	Stef-Tfe SA	2,032	211,762
	Sucriere de Pithiviers-le-Vieil	1,825	1,301,976
*	Sylis SA	4,700	28,901
	Synergie SA	8,000	188,822
	Taittinger SA	12,700	3,060,045
*	Teisseire France SA	700	62,624
	Tessi SA	1,700	64,907
	Touax (Touage Investissement SA)	10,378	238,119
	Toupargel-Agrigel SA	6,200	243,772
	Trigano SA	7,953	428,345
* #	Ubi Soft Entertainment SA	10,800	207,740
	Unilog SA	9,747	521,965
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	31,700	3,706,711
* #	Valtech, La Defense	68,224	64,676
	Viel et Compagnie	44,339	205,882
	Vilmorin et Cie SA	2,349	397,302
	VM Materiaux SA	600	57,483
	Vranken Monopole	2,800	108,052
	Zodiac SA	14,964	553,849
TOTAL COMMON STOCKS (Cost $48,479,829)			83,474,912

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	24,800	21,869
*	Ales Groupe SA Warrants 03/23/09	316	1,295
*	Carbone Lorraine Rights 10/06/04	8	13
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	258
*	Groupe Open SA Warrants 10/21/06	1,000	586
*	Havas SA Rights 10/06/04	62,300	26,308
*	Oeneo Warrants 08/26/06	14,365	1,437
*	Prosodie SA Warrants 10/28/06	900	337
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	1,020
*	Valtech, La Defense Warrants 07/29/05	20,000	497
TOTAL RIGHTS/WARRANTS (Cost $20,863)			53,620

TOTAL — FRANCE (Cost $48,500,692)	83,528,532

		Shares	Value†

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
	A.S. Creation Tapeton AG	2,900	71,749
	Aareal Bank AG	46,391	1,311,063
*	Acg AG Fuer Chipkarten und Informationssysteme	15,400	21,058
	Ackermann-Goeggingen AG	8,100	158,549
	AC-Service AG	4,300	26,826
*	Adva AG Optical Networking	39,883	243,568
*	Agrob AG	5,800	56,433
* #	Aigner (Etienne) AG	600	96,928
* #	Aixtron AG	74,124	344,142
*	Amadeus Fire AG	4,900	26,454
	Andreae-Noris Zahn AG, Anzag	27,200	969,923
*	Articon Integralis AG	7,900	18,478
	Atoss Software AG	3,700	37,319
*	Augusta Technologie AG	11,750	9,066
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	1,536,381
	AWD Holding AG	52,932	1,764,191
*	Baader Wertpapier Handelsbank AG	19,026	131,996
#	Balda AG	40,277	343,268
*	Basler AG	3,200	58,472
#	Beate Uhse AG	56,241	719,922
#	Bechtle AG	25,498	396,561
*	Berliner Elektro Holding AG	17,611	165,923
	Bertrandt AG	9,850	154,862
#	Beru AG	14,051	1,009,696
	Beta Systems Software AG	2,850	45,233
	Bien-Haus AG	2,400	32,994
	Bilfinger & Berger Bau AG	44,787	1,553,718
*	Biolitec AG	8,000	36,954
*	Biotest AG	3,804	53,831
*	BKN International AG	17,600	106,100
*	BMP AG	10,600	25,952
	Boewe Systec AG	7,866	378,666
*	Borussia Dortmund GMBH & Co. KGAA	21,650	71,330
	Bremer Energiekonto AG	14,700	21,388
*	CBB Holding AG	102,602	6,117
*	Ce Consumer Electrnic AG	21,600	28,266
*	Ceag AG	20,670	203,320
*	Cenit AG Systemhaus	3,500	48,990
*	Centrotec Hochleistungskunststoffe AG	7,500	151,475
	Cewe Color Holding AG	7,073	114,356
#	Comdirect Bank AG	120,666	925,975
*	Computec Media AG	4,650	31,651
	Computerlinks AG	5,700	85,104
*	Condomi AG	1,800	3,915
*	CTS Eventim AG	14,800	255,934
	Curanum AG	21,500	46,475

*	D. Logistics AG	37,750	64,664
* #	DAB Bank AG	70,271	426,931
*	Data Modul AG	3,194	39,315
*	DEAG Deutsche Entertainment AG	10,500	22,830
	Deutsche Euroshop AG	18,927	823,067
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	91,178
* #	Deutz AG	96,790	342,802
*	Dierig Holding AG	10,500	141,104
	Dis Deutscher Industrie Service AG	18,524	533,442
*	Dom-Braugerei AG	1,100	39,669
	Douglas Holding AG	43,825	1,307,931
*	Dr. Scheller Cosmetics AG	4,000	17,413
* #	Drillisch AG	28,287	114,356
*	Duerr Beteiligungs AG	17,593	378,343
	DVB Bank AG	7,124	974,204
*	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	32,852
*	Elexis AG	8,600	58,754
	Elmos Semiconductor AG	23,218	391,503
	ElreingKlinger AG	3,000	182,646
* #	Em.TV AG	18,773	54,560
*	Emprise Management Consulting AG	8,950	16,120
*	Epcos AG	55,500	837,991
	Erlus Baustoffwerke AG	297	132,898
*	Escada AG	20,520	402,647
*	Eurobike AG	1,700	224
*	Evotec Biosystems AG	42,707	191,183
#	Feilmann AG	29,181	1,736,012
#	FJA AG	9,889	62,130
	Fortec Elektronik AG	1,400	39,333
*	Freenet.De AG	50,400	896,966
	Fuchs Petrolub AG Oel & Chemie	6,693	540,842
	GFK AG	45,483	1,275,167
*	Gft Technologies AG	22,600	37,073
*	GPC Biotech AG	23,900	326,970
	Grenkeleasing AG	15,958	636,133
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	160,146
	Hamborner AG	21,000	598,063
	Hawesko Holdings AG	4,300	120,862
*	Herlitz AG	6,962	26,492
	Hochtief AG	34,000	838,638
*	Hoeft & Wessel AG	6,100	21,353
	Hucke AG	8,300	34,081
	Hugo Boss AG	25,100	645,979
	Hutschenreuther AG	2,800	33,074
*	I-D Media AG	9,700	16,757
*	IFA Hotel & Touristik AG	7,000	54,395
*	IM International Media AG	19,800	13,044
* #	Innovation in Traffic Systems AG	12,300	34,908
	Interseroh AG	11,845	193,548
* #	Intershop Deutschland AG	7,955	11,499
*	Intertainment AG	8,500	22,170
*	Isra Vision Systems AG	3,650	51,755
	IVG Immobilien AG	143,237	1,727,048
	Iwka AG	26,613	630,589

*	Jenoptik AG	67,265	623,924
	K & S Aktiengesellschaft AG	129,500	5,566,035
	Kampa-Haus AG	10,375	77,713
	Keramag Keramische Werke AG	13,000	760,551
*	Kloeckner-Werke AG	53,211	640,218
*	Kontron AG	53,965	426,078
	Krones AG	10,180	940,094
	KSB AG	2,387	422,597
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,230,824
*	Leica Camera AG	4,400	25,699
	Leifheit AG	12,500	325,479
#	Leoni AG	37,500	2,115,509
*	Loewe AG	7,100	42,803
	LPKF Laser & Electronics AG	9,000	34,685
	Masterflex AG	4,400	146,406
*	Maternus-Kliniken AG, Bad Oyenhausen	2,400	1,729
*	Maxdata AG	32,897	120,568
*	Mediclin AG	30,850	66,702
* #	Medigene AG	8,600	78,178
*	Mensch und Maschine Software AG	10,700	36,631
*	Morphosys AG	4,800	151,603
*	Mosaic Software AG	5,200	5,753
	Muehlabauer Holdings AG & Co. KGAA	7,423	251,971
*	MVS Miete Vertrieb Service AG	13,050	29,530
	MVV Energie AG	58,291	1,051,435
*	MWG Biotech AG	30,700	32,812
*	Nemetschek AG	7,400	64,394
*	Neschen AG	5,800	22,362
*	Norddeutsche Affinerie AG	37,449	602,016
	Norddeutsche Steingutfabrik AG	5,960	50,336
	Novasoft AG	18,550	79,926
*	November AG	5,400	35,266
*	Ohb Teledata	12,650	91,220
*	Pandatel AG	5,700	12,546
*	Paragon AG	11,282	197,757
*	Parsytec AG	11,900	37,308
	PC-Ware Information Technologies AG	5,100	43,674
*	Personal & Informatik AG	5,900	54,831
	Pfeiffer Vacuum Technology AG	8,250	319,727
*	Pfleiderer AG	51,351	415,175
*	Phoenix AG, Hamburg	37,500	808,541
*	Plambeck Neue Energien AG	19,350	18,240
*	Plasmaselect AG	4,290	23,438
*	Plenum AG	9,300	20,345
*	Primacom AG	15,200	23,452
*	Produkte und Syteme der Informationstechnologie AG	10,300	33,439
	Progress-Werk Oberkirch AG	5,000	186,503
	Puma AG	2,700	721,841
*	PVATepla AG	15,550	34,820
* #	Qs Communications AG	124,164	598,057
	Rational AG	15,083	1,087,217
*	Realtech AG	3,650	22,108
	Renk AG	19,400	622,350
	REpower Systems AG	5,000	86,418

	Rheinmetall Berlin AG	45,000	1,974,058
	Rhoen Klinikum AG	24,107	1,198,501
*	Rinol AG	5,900	10,045
*	Rohwedder AG	4,860	23,258
*	Ruecker AG	7,800	23,252
*	S.A.G. Solarstrom AG	1,000	4,881
#	Salzgitter AG	85,948	1,311,828
	Sartorius AG	11,252	164,861
	Schlott Sebaldus AG	7,440	187,748
	Schwarz Pharma AG	30,101	1,118,084
	Sektkellerei Schloss Wachenheim AG	15,120	151,953
*	Senator Entertainment AG	980	1,826
* #	SGL Carbon AG	57,758	660,030
*	Singulus Technologies AG	36,100	505,934
	Sinner AG, Karlsruhe	4,160	54,251
	Sixt AG	19,433	297,027
*	Sm Wirtschaftsberatungs AG	3,350	26,663
*	Software AG	34,296	1,129,361
#	Stada Arzneimittel AG	50,186	1,116,667
	Stahl (R.) AG	6,300	69,342
* #	Steag Hamtech AG	35,473	74,924
*	Stoehr & Co. AG	16,000	67,630
*	Strabag AG	4,840	247,967
	Stratec Biomedical Systems AG	3,200	55,877
	Stuttgarter Hofbraeu AG	18,000	537,800
	Sued-Chemie AG	29,146	1,060,229
* #	Suess Microtec AG	17,785	152,724
	Syskoplan AG	3,300	21,747
*	Syzygy AG	18,000	95,499
	Takkt AG	87,707	751,790
*	Techem AG	29,076	800,667
	Technotrans AG	6,450	102,551
*	Telegate AG	20,500	280,887
*	Teles AG Informationstechnologien	26,657	207,480
*	Textilgruppe Hof AG	12,170	100,529
*	TFG Venture Capital AG & Co. KGAA	8,800	22,738
* #	Tomorrow Focus AG	42,650	125,605
*	TTL Information Technology AG	6,400	24,800
*	TV Loonland AG	7,000	15,224
*	Umweltkontor Renewable Energy AG	14,100	7,202
	United Internet AG	79,458	1,708,792
*	Utimaco Safeware AG	12,200	43,920
*	Value Management & Research AG	7,650	19,193
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	22,541
*	Vereinigte Deutsche Nickel-Werke AG	12,150	10,569
	Vossloh AG	21,469	833,956
	Wanderer-Werke AG	7,903	239,541
*	WaveLight Laser Technologies AG	1,159	18,509
*	WCM Beteiligungs AG	346,726	457,131
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	64,108
	Wuerttembergische Lebensversicherung AG	11,330	205,925
	Wuerttembergische Metallwarenfabrik AG	30,330	490,496
	Wuerzburger Hofbraeu AG	133	64,753
	Zapf Creation AG	7,500	148,857
TOTAL COMMON STOCKS (Cost $59,054,229)			72,934,791

RIGHTS/WARRANTS — (0.0%)
*	Borussia Dortmund GMBH & Co. KGAA Rights 10/01/04	21,650	0
* #	Em.TV AG Options 04/18/06	18,773	5,153
* #	Em.TV AG Options 04/18/08	18,773	6,062
*	Sixt AG Rights 10/07/04	19,433	5,793
TOTAL RIGHTS/WARRANTS (Cost $61,195)			17,008

TOTAL — GERMANY (Cost $59,115,424)			72,951,799

		Shares	Value†

SWITZERLAND — (9.4%)
COMMON STOCKS — (9.3%)
*	4M Technologies Holding SA	3,751	29,703
*	A. Hiestad Holding AG	294	177,497
*	Accu Holding AG Registered Shares	60	5,285
*	Actelion, Ltd.	4,400	452,167
	AFG Arbonia-Forster Holding AG	2,610	368,166
*	Agie Charmilles Holding AG	3,000	208,071
	Allreal Holding AG	4,661	396,493
	Also Holding AG	268	67,789
*	Amazys Holding AG	1,183	55,560
*	Ascom Holding AG	25,431	342,091
	Bachem AG	4,925	255,336
	Bank Coop AG	29,405	1,165,650
#	Bank Sarasin & Cie Series B, Basel	304	458,571
*	Banque Cantonale de Geneve	1,344	194,568
	Banque Cantonale du Jura	450	88,915
	Banque Cantonale Vaudoise	600	75,207
	Banque Privee Edmond de Rothschild SA, Geneve	120	1,348,523
	Barry Callebaut AG	3,526	664,424
	Basellandschaftliche Kantonalbank	600	407,236
	Basler Kantonalbank	5,250	387,177
	Batigroup Holding AG	2,902	31,691
	Belimo Holdings	330	166,350
*	Berna Biotech	18,727	120,797
	Berner Kantonalbank	4,815	598,813
	BHB Beteiligungs und Finanzgesellschaft	150	5,275
	Bobst Group SA	18,200	590,837
	Bossard Holding AG	6,350	353,406
	Bucher Industries AG, Niederweningen	3,355	632,600
	BVZ (Brig Visp Zermatt) Holding AG	370	76,658
#	Caisse d’Epargne Cantonale Vaudoise, Lausanne	697	592,587
	Calida Holding AG	396	92,567
	Carlo Gavazzi Holding AG	910	60,834
	Charles Voegele Holding AG	3,960	136,232
	Cie Financiere Tradition	5,202	448,101
	Conzzeta Holdings AG	1,415	1,235,761

*	Crossair AG, Basel	13,517	95,354
	Daetwyler Holding AG, Atldorf	348	725,939
	Edipresse SA, Lausanne	694	354,041
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	4,761	3,230,415
	Eichhof Holding AG	188	161,344
	Energie Electrique du Simplon SA	350	43,448
	Energiedienst Holding AG	8,265	2,466,749
	Escor Casino & Entertainment AG	744	17,935
*	Feintol International Holding AG	254	42,568
*	Fischer (Georg) AG, Schaffhausen	1,822	454,731
*	Flughafen Zuerich AG	2,810	244,891
*	Forbo Holding AG, Eglisau	1,100	243,617
	Fuchs Petrolub AG Oel & Chemie Non-Voting	6,003	454,299
	Galenica Holding, Ltd. AG, Bern	5,088	775,405
	Geberit AG	870	677,267
*	Generale d’Affichage	1,772	241,619
	Generali (Switzerland) Holdings, Adliswil	1,670	273,664
*	Golay-Buchel Holding SA, Lausanne	40	28,830
	Gornergrat Monte Rasa-Bahnen Zermatt	70	49,378
	Gurit-Heberlein AG	1,125	806,455
	Helvetia Patria Holding	4,331	694,806
*	HPI Holding SA	6,000	7,153
	Industrieholding Cham AG, Cham	864	173,654
*	Interroll-Holding SA	320	36,974
	Jelmoli Holding AG	1,521	1,902,954
#	Jelmoli Holding AG, Zuerich (Namen)	2,835	710,149
	Kaba Holding AG	2,040	482,141
	Kardex Ag, Zuerich	8,245	201,812
*	Komax Holding AG	1,974	139,420
*	Kudelski SA	13,000	370,858
	Kuoni Reisen Holding AG	2,340	867,723
*	Leica Geosystems Holdings AG	1,933	425,787
*	Lem Holdings AG, Lyss	270	57,431
*	Logitech International SA	22,086	1,070,245
#	Luzerner Kantonalbank AG	5,000	802,388
*	Maag Holding AG, Zuerich	922	113,657
*	Micronas Semi	24,941	1,061,577
*	Mikron Holding AG, Biel	2,652	28,532
*	Mobilezone Holding AG	13,349	45,538
*	Moevenpick-Holding, Zuerich	1,320	355,264
	Nobel Biocare Holding AG	40,263	6,260,454
	Orell Fussli Graphische Betriebe Ag, Zuerich	2,400	257,949
	Oz Holding AG	4,400	240,380
*	Parco Industriale e Immobiliare SA	600	1,682
	Phoenix Mecano AG, Stein am Rhein	2,749	744,837
#	Phonak Holding AG	39,103	1,257,376
	PSP Swiss Property AG	39,671	1,524,777
	Publicitas Holding SA, Lausanne	1,937	564,366
	Rieters Holdings AG	4,042	1,096,734
	SAIA-Burgess Electronics AG	423	245,916
	Sarna Kunststoff Holding AG	1,760	141,572
*	Saurer AG	12,167	663,974
*	Schaffner Holding AG	300	45,670
*	Schweiter Technology AG	819	154,036

	Schweizerhall Holding AG, Basel	140	204,628
#	Schweizerische National Versicherungs Gesellschaft	692	332,739
*	SEZ Holding AG	2,982	67,780
	SIA Abrasives Holding AG	477	89,501
	Siegfried Holding AG	8,560	962,151
	Sig Holding AG	5,308	954,774
*	Sihl	150	360
*	Sika Finanz AG, Baar	1,814	1,049,134
#	Sopracenerina	2,409	416,286
#	St. Galler Kantonalbank	3,636	787,368
	Sulzer AG, Winterthur	1,637	491,497
*	Swiss Prime Site AG	2,563	572,525
*	Swisslog Holding AG	17,025	14,808
*	Swissquote Group Holding SA	270	20,433
*	Tamedia AG	5,300	434,273
#	Tecan Group AG	5,859	136,795
*	Temenos Group AG	35,359	270,173
*	UMS Schweizerische Metallwerke Holding AG, Bern	2,560	22,982
	Unaxis Holding AG	2,013	177,730
	Unilabs SA	2,700	60,013
* #	Valiant Holding AG	15,365	1,279,035
	Valora Holding AG	2,615	549,693
	Vaudoise Assurances Holding, Lausanne	45	74,063
	Villars Holding SA, Fribourg	150	34,601
*	Von Roll Holding AG, Gerlafingen	46,048	43,586
	Vontobel Holdings AG	44,250	917,982
	Walliser Kantonalbank	150	40,302
*	Wmh Walter Meier Holding Ag, Zuerich	1,000	45,732
	Zehnder Holding AG	248	258,703
	Zschokke Holding SA, Geneve	230	105,000
*	Zueblin Holding AG	13,393	95,611
	Zuger Kantonalbank	590	1,341,197
TOTAL COMMON STOCKS (Cost $35,197,476)			58,278,128

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	6,003	488,856
(Cost $266,228)

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		4,292
(Cost $4,242)
TOTAL — SWITZERLAND (Cost $35,467,946)			58,771,276

		Shares	Value†

ITALY — (8.1%)
COMMON STOCKS — (8.1%)
	Acea SpA	163,000	1,651,395
	Acegas SpA	31,875	294,494
*	Actelios SpA	25,801	195,532
*	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	4,291	19,153

	Aem Torino SpA	450,627	1,056,867
	Aeroporto de Firenze SpA	6,000	72,067
*	Alitalia Linee Aeree Italiane SpA Series A	3,706,002	1,262,079
	Amplifon SpA	18,242	723,408
*	Auschem SpA (In Liquidation)	82,000	0
	Azienda Mediterranea Gas e Acqua SpA	360,014	603,206
#	Banca Ifis SpA	19,351	216,129
#	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	899,393
#	Banca Popolare Dell’etruria e Del Lazio Scrl	23,918	514,273
	Banca Profilo SpA	114,243	247,748
	Banco di Desio e della Brianza SpA	109,105	651,407
#	Banco Piccolo Valellinese Scarl SpA	56,071	590,854
*	Beghelli SpA	142,000	100,212
	Beni Stabili SpA, Roma	1,309,500	1,125,250
	Biesse SpA	17,100	55,356
*	Binda SpA	1,299,375	0
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	195,638
	Bremba SpA	74,782	497,625
	Buzzi Unicem SpA	94,100	1,245,839
	Caltagirone Editore SpA	132,868	1,086,734
#	Caltagirone SpA	178,399	1,211,908
	CAMFIN (Cam Finanziaria)	36,527	85,997
	Carraro SpA	34,400	150,141
	Cementir Cementerie del Tirreno SpA	249,704	1,119,061
*	Centrale del Latte di Torino & Co. SpA	4,182	20,581
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,296,214
*	Cirio Finanziaria SpA	175,000	37,819
	Class Editore SpA	83,868	175,901
* #	CMI SpA	90,302	342,625
*	Coats Cucirini SpA	30,000	37,227
*	Compagnia Immobiliare Azionaria	44,000	7,456
	Credito Artigiano SpA	114,446	433,081
#	Cremonini SpA	135,428	270,909
*	CSP International Industria Calze SpA	10,000	17,365
#	Danieli & C.Officine Meccaniche SpA	66,500	404,732
*	Dataconsyst C.G.S. SpA, Monza	220	0
	Davide Campari - Milano SpA	27,599	1,389,579
	De Longhi SpA	139,386	591,098
*	Del Favero SpA	86,000	0
* #	Ducati Motor Holding SpA	129,900	172,446
	Emak SpA	27,000	123,908
	Erg SpA	173,330	1,413,613
	Ergo Previdenza SpA	95,165	414,859
	Esprinet SpA	3,700	154,337
*	Finarte Casa d’Aste SpA (Milano)	56,266	59,207
*	Finarte Partecipazioni Pro Arte SpA	242,693	22,758
* #	Finmatica SpA	35,900	102,954
*	FMC (Fabbrica Milanese Condutorri SpA)	25,000	0
*	Fochi (Filippo) SpA	216,000	0
*	Fornara Societa Finanziaria e di Partecipazioni SpA	310,000	0
	Gabetti Holding SpA	55,000	157,153
	Gefran SpA	11,000	52,696
	Gemina SpA	331,283	407,926
*	Gerolimich SpA (In Liquidation)	297,400	0

	Gewiss SpA	221,700	1,075,615
*	Giovanni Crespi SpA	49,200	45,893
	Grandi Navi Veloci SpA	53,833	165,980
#	Granitifiandre SpA	33,237	254,940
*	Grassetto SpA	279,125	0
*	Gruppo Ceramiche Ricchetti SpA	41,000	70,327
	I Grandi Viaggi SpA	28,100	30,909
* #	Immobiliare Lombardia SpA	425,000	87,038
	Immsi SpA	287,000	567,702
#	Impregilo SpA	592,300	320,568
	Industria Macchine Automatique SpA	33,671	466,969
*	Industria Romagnola Conduttori Elettrici SpA	17,500	56,642
	Industrie Zignago S. Margherita SpA	52,000	885,819
	Interpump Group SpA	75,402	393,437
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	225,349
	Italmobiliare SpA, Milano	20,975	1,068,848
*	Juventus Footbal Club SpA	98,000	192,328
	La Doria SpA	22,000	54,985
*	Lavorwash SpA	10,000	22,099
	Linificio and Canapificio Nazionale SpA	22,000	85,722
	Maffei SpA	52,500	102,019
*	Mandelli SpA	41,000	0
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	2,002,638
*	Marcolin SpA	35,100	54,470
	Mariella Burani Fashion Group SpA	26,077	252,685
#	Meliorbanca SpA	90,667	346,573
	Merloni Elettrodomestici SpA	155,000	2,554,392
	Milano Assicurazioni SpA	266,700	1,125,733
	Mirato SpA	12,000	91,757
*	Monrif SpA	150,000	129,484
*	Montefibre SpA	143,130	52,300
	Navigazione Montanari SpA	110,917	291,086
*	Necchi SpA	164,250	14,484
*	Negri Bossi SpA	13,700	37,606
*	NGP SpA	17,891	7,777
	Olidata SpA	20,000	21,410
*	Opengate Group SpA	4,000	9,489
*	Pagnossin SpA	9,000	6,048
*	Perlier SpA	100,700	31,334
	Permasteelisa SpA	24,470	415,133
	Pininfarina SpA	31,285	846,333
	Pirelli & C.Real Estate SpA	9,600	399,156
	Poligrafici Editoriale SpA	132,000	245,990
*	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	342,051	458,223
	Premuda SpA	109,728	156,200
*	Ratti SpA	31,768	17,609
	Recordati Industria Chimica e Farmaceutica SpA	58,644	1,156,059
* #	Reno de Medici SpA, Milano	332,210	303,748
*	Richard-Ginori 1735 SpA	128,000	89,122
	Risanamento Napoli SpA	255,850	464,319
*	Rodriquez SpA	41,250	0
	Sabaf SpA	9,200	205,218
#	SAES Getters SpA	14,750	272,195
* #	Schiapparelli 1824 SpA, Milano	831,000	54,287

*	Sirti SpA	29,967	68,121
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	173,088
* #	SNIA SpA	227,590	68,688
	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,072,051
	Sogefi SpA	182,500	748,511
	Sol SpA	81,830	398,771
*	SOPAF (Societa Partecipazioni Finanziarie SpA)	85,000	13,927
*	Sorin SpA	341,385	968,353
*	STA Metallurgica Italiana SpA	282,640	156,140
	Stefanel SpA	54,400	119,477
	Targetti Sankey SpA	14,500	68,584
*	Tecnodiffusione Italia SpA	3,332	8,277
	Terme Demaniali di Acqui SpA	532,000	395,830
	Tod’s Group SpA	30,476	1,176,616
	Trevi-Finanziaria Industriale SpA	52,400	79,309
*	Tripcovich (D.) & Co. SpA Navigazione Rimorchi e Salvataggi Trieste	113,898	0
*	Unione Manifatture SpA (In Liquidation)	156,000	0
*	Unipar (Unione Nazionale di Participazione SpA) (In Liquidation)	539,000	0
*	Vemer Siber Group SpA	46,000	36,452
*	Viaggi del Ventaglio SpA	23,000	32,340
	Vianini Industria SpA	52,520	172,525
	Vianini Lavori SpA	180,752	1,260,229
	Vittoria Assicurazioni SpA	51,500	370,673
	Zucchi (Vincenzo) SpA	144,350	651,349

TOTAL COMMON STOCKS (Cost $40,485,094)			50,303,568

RIGHTS/WARRANTS — (0.0%)
*	Tecnodiffusione Italia SpA Warrants 11/15/04	1,332	132
(Cost $0)
TOTAL — ITALY (Cost $40,485,094)			50,303,700

		Shares	Value†

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
* #	Active Biotech AB	38,640	228,048
	Addtech AB Series B	22,300	139,046
	Alfa Laval AB	18,600	271,629
*	Alfaskop AB	3,200	352
	Angpannefoereningen AB Series B	10,800	206,684
* #	Anoto Group AB	134,833	189,721
	Axfood AB	73,400	1,991,211
* #	Axis AB	76,994	158,605
*	B & N Bylock & Nordsjoefrakt AB Series B	41,800	104,331
	Beiger Electronics AB	11,700	108,395
	Beijer AB Series B	11,700	170,589
	Beijer Alma AB Series B	10,400	153,273
	Bergman & Beving AB Series B	36,200	291,093
	Biacore International AB	11,150	155,520
	Bilia AB Series A	116,725	1,701,310

	Billerud AB	58,700	910,374
*	Boliden AB	197,400	796,153
*	Bong Ljungdahl AB	9,000	38,827
*	Boras Waefveri AB Series B	8,600	34,972
* #	Boss Media AB	63,200	187,392
*	Capio AB	78,700	747,121
	Capona AB	25,400	279,437
	Carbo AB	37,100	954,101
	Castellum AB	43,600	1,265,939
	Cloetta AB Series B	22,250	574,070
	Concordia Maritime AB Series B	37,300	131,140
*	Consilium AB Series B	5,246	22,312
	D. Carnegie & Co. AB	74,000	734,034
	Digital Illusions AB Series A	7,800	60,296
*	Doro Telefoni AB Series A	2,900	4,193
*	Drott Series AB	89,700	1,472,637
*	Duroc AB Series B	2,700	6,220
*	Elekta AB	28,600	696,662
* #	Enea Data AB Series B	440,000	203,370
	Eniro AB	154,000	1,336,076
*	Expanda AB	6,547	31,456
	Fagerhult AB	14,100	168,688
*	Fagerlid Industrier AB	8,600	0
*	Finnveden AB	57,000	492,018
* #	Framtidsfabriken AB	966,000	63,961
*	Frontec AB Series B	50,800	43,060
	Getinge AB	176,604	2,153,059
	Geveko AB Series B	8,300	187,741
* #	Glocalnet AB	187,500	61,859
	Gorthon Lines AB Series B	41,800	100,618
	Gunnebo AB	50,000	612,086
#	Haldex AB	39,000	555,762
	Heba Fastighets AB Series B	13,500	199,763
	Hexagon AB Series B	3,572	114,001
#	Hiq International AB	41,889	84,891
	HL Display AB Series B	6,000	102,410
	Hoganas AB Series B	38,200	886,697
* #	IBS AB Series B	83,200	129,671
* #	Industrial & Financial Systems AB Series B	59,300	66,078
*	Industrifoervaltnings AB Skandigen	63,975	190,040
* #	Intentia International AB Series B	149,420	206,922
*	Intrum Justitia AB	115,700	688,866
*	Invik and Co. AB Series B	155,400	1,255,918
	Karlshamns AB	23,800	289,986
*	Klippans Finpappersbruk AB	5,800	14,143
	Klovern AB	53,276	128,064
	Kungsleden AB	17,600	548,657
	Lagercrantz Group AB Series B	23,800	55,820
*	LB Icon AB	14,530	61,574
	Lindex AB	16,100	436,484
	Ljungberg Gruppen AB Series B	3,800	65,141
*	Lundin Petroleum AB	322,400	1,907,667
*	Mandator AB	20,520	2,964
	Meda AB Series A	9,725	262,183

*	Medivir Series B	10,650	137,803
* #	Micronic Laser Systems AB	42,600	288,116
* #	Modern Times Group AB Series B	48,700	909,755
	Naerkes Elektriska AB Series B	4,250	56,194
	NCC AB Series B	118,100	1,282,789
	Nefab AB Series B	5,100	111,678
*	Net Insight AB Series B	199,000	53,013
	New Wave Group AB	20,800	289,010
#	Nibe Industrier AB	22,800	415,719
*	Nobia AB	1,800	23,199
#	Nolato AB Series B	42,840	286,992
	Observer AB	137,856	501,145
	OEM International AB Series B	7,100	92,619
*	OMHEX AB	78,100	932,108
	Orc Software AB	16,500	154,435
*	Ortivus AB	11,507	41,809
*	Partnertech AB	9,800	81,620
	PEAB AB Series B	105,200	781,623
*	Pergo AB	43,300	121,081
	Poolia AB Series B	18,150	68,781
*	Prevas AB Series B	16,000	39,924
* #	Pricer AB Series B	431,500	82,472
*	Proact It Group AB	15,000	40,596
* #	Proffice AB	72,800	126,763
	Profilgruppen AB	4,000	34,693
	Protect Data AB	6,500	48,285
*	PyroSequencing AB	51,940	64,199
	Q-Med AB	34,000	853,048
*	Readsoft AB Series B	17,800	31,532
	Rottneros Bruk AB	366,600	403,686
	Salus Ansvar AB Series B	12,900	31,423
	Sardus AB	11,200	166,365
*	Scribona AB Series A	40,100	65,546
*	Scribona AB Series B	46,300	84,234
*	Semcon AB	18,300	59,085
*	Sigma AB Series B	25,800	21,887
	Skistar AB	21,000	329,407
*	Song Networks Holding AB	43,845	544,481
	SSAB Swedish Steel Series A	60,300	1,146,885
	SSAB Swedish Steel Series B	17,100	314,421
	Sweco AB Series B	23,450	345,828
* #	Switchcore AB	154,820	67,479
*	Teleca AB Series B	69,200	295,351
* #	Telelogic AB	196,200	387,821
*	Ticket Travel Group AB	15,152	23,381
	Trelleborg AB Series B	75,400	1,121,672
	TV 4 AB Series A	22,200	384,822
*	VBG AB Series B	271	4,024
#	Wallenstam Byggnads AB Series B	16,700	528,764
*	Wedins Norden AB Series B	280,000	25,384
*	Westergyllen AB Series B	4,300	51,502
#	Whilborg Fastigheter AB Class B	69,960	1,102,037
	Wilh. Sonesson AB Series A	4,160	12,571
	Wilh. Sonesson AB Series B	4,160	12,457

# WM-Data AB Series B	437,600	783,811
Xponcard Group AB	2,800	51,250
TOTAL COMMON STOCKS (Cost $31,144,495)		44,809,956

INVESTMENT IN CURRENCY — (0.0%)
* Swedish Krona		17,214
(Cost $16,567)

RIGHTS/WARRANTS — (0.0%)
* Nanook Investment Special Rights	250	0
(Cost $0)
TOTAL — SWEDEN (Cost $31,161,062)		44,827,170

		Shares	Value†

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
	Aalberts Industries NV	25,910	943,968
	Accell Group NV	5,260	191,078
*	AFC Ajax NV	10,787	105,682
	Airspray NV	3,800	89,879
	AM NV	75,747	610,596
	Arcadis NV	14,000	207,665
* #	ASM International NV	40,484	542,285
*	Atag Group NV	4,630	1,668
	Athlon Groep NV	34,250	709,741
	Batenburg Beheer NV	3,000	114,126
*	Begemann Groep NV	11,909	45,956
*	Begemann Groep NV Series B	13,451	8,854
	Beter Bed Holding NV	4,900	75,305
	Boskalis Westminster NV	51,300	1,363,171
	Brunel International NV	12,000	100,721
	Buhrmann NV	112,817	850,716
	Copaco NV	7,000	34,541
* #	Crucell NV	33,880	277,650
#	Draka Holding NV	24,283	307,939
*	Econosto NV	17,305	31,261
	Eriks Group NV	9,483	422,942
	Exact Holding NV	19,764	510,477
	Fornix Biosciences NV	2,665	39,236
* #	Fox Kids Europe NV	66,840	1,124,659
	Gamma Holding NV	15,705	625,209
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	220,313
* #	Getronics NV	554,907	1,163,046
	Grolsche NV	32,100	900,942
	Grontmij NV	2,053	88,361
* #	Hagemeyer NV	493,757	923,721
#	Heijmans NV	19,031	519,845
	ICT Automatisering NV	5,800	78,664
#	Imtech NV	28,645	759,866
* #	Ispat International NV	84,322	2,445,796

	Kas Bank NV	42,888	794,797
*	Kendrion NV	21,454	51,271
	Koninklijke Bam NV	25,037	930,805
	Koninklijke Frans Maas Groep NV	12,349	507,392
	Koninklijke Nedlloyd NV	33,528	1,518,803
	Koninklijke Ten Cate NV	11,531	622,314
	Koninklijke Vopak NV	50,371	875,798
* #	Laurus NV	464,928	364,231
	MacIntosh NV	15,590	414,514
*	Maverix Capital NV	1,500	70,794
	Nederlandsche Apparatenfabriek	14,000	392,757
	New Skies Satellites NV	94,650	745,722
	NH Hoteles	21,703	235,698
	Nutreco Holding NV	31,673	993,362
	NV Holdingsmij de Telegraaf	42,524	962,844
	Oce NV	96,974	1,519,013
	Opg Groep NV Series A	12,903	700,324
* #	Petroplus International NV	22,363	217,358
*	Pharming Group NV	67,601	168,277
	Pinkroccade NV	16,914	195,665
	Randstad Holdings NV	42,700	1,552,241
	Reesink NV	2,050	127,772
	Roto Smeets de Boer NV	2,640	108,421
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	150,981
*	Samas-Groep NV, Zaandam	24,184	160,128
*	Semiconductor Industries NV	21,900	110,350
	Sligro Food Group Beheer	15,046	608,251
	Smit Internationale NV	20,578	741,990
*	SNT Groep NV	9,400	157,386
	Stern Groep NV	1,236	47,389
	Stork NV	34,021	815,342
*	Textielgroep Twenthe NV	1,000	3,105
*	Tulip Computers NV	53,860	10,068
	Twentsche Kabel Holding NV	18,244	591,926
	United Services Group NV	18,374	363,257
	Univar NV	10,125	187,819
* #	Van Der Mollen Holding NV	57,660	377,775
	Vedior NV	74,880	1,162,111
* #	Versatel Telecom International NV	376,079	750,245
*	Wegener Arcade NV .	70,830	696,171

TOTAL — NETHERLANDS (Cost $22,959,724)			37,440,346

		Shares	Value†

FINLAND — (5.4%)
COMMON STOCKS — (5.4%)
	Alandsbanken AB Series B	4,890	107,087
*	Aldata Solutions Oyj	64,735	100,163
	Alma Media Oyj	34,388	344,941
*	Amanda Capital Oyj	180,700	38,193
	Amer-Yhtymae Oyj Series A	25,370	1,201,224
	Aspo P.L.C.	8,200	150,061

#	Aspocomp Group P.L.C.	12,738	204,894
	Basware Oyj	7,050	84,717
*	Benefon Oy	1,900	377
*	Biotie Therapies Oyj	39,754	59,895
	Capman Oyj Series B	12,485	26,253
	Chips Corp. Series B	17,750	390,727
*	Componenta Oyj	5,400	38,932
#	Comptel Oyj	149,541	381,282
	Efore Oy	12,920	90,410
	Elcoteq Network Corp.	21,260	396,655
	Elektrobit Group Oyj	663,597	446,486
*	Elisa Communications Corp.	74,525	988,353
*	Eq Online Oyj	23,900	64,582
*	Evox Rifa Group Oyj	51,210	7,068
	Finnair Oyj	118,150	734,711
	Finnlines Oyj	30,280	944,023
	Fiskars Oy AB Series A	41,270	559,617
* #	F-Secure Oyj	140,928	287,588
	HK Ruokatalo Oy Series A	19,620	185,011
	Honkarakenne Oy Series B	3,030	21,169
	Huhtamaki Van Leer Oyj	125,650	1,688,195
	Ilkka-Yhtyma Oyj	7,560	63,538
*	Incap Oyj	11,000	24,653
	J.W. Suominen Yhtyma Oy	17,955	96,152
	Jaakko Poyry Group Oyj	14,610	373,237
	KCI Konecranes International Oyj	13,800	538,332
	Kemira Oyj	118,400	1,649,747
	Kesko Oyj	32,060	703,537
	Laennen Tehtaat Oy	5,870	85,943
	Lassila & Tikanoja Oyj	16,990	592,192
#	Lemminkainen Oy	16,600	320,345
	Leo Longlife Oy	2,920	28,823
	Martela Oy	530	7,272
	Metsaemarkka Oyj Series B	700	5,847
#	New Kyro Corp. Oyj	45,670	403,529
	Nokian Renkaat Oyj	12,180	1,327,638
	Nordic Aluminium Oy	1,900	21,809
*	Okmetic Oyj	16,204	45,258
	Okobank Class A	101,080	1,231,856
	Olvi Oyj Series A	3,320	49,626
	Orion-Yhtyma Oyj Series A	41,180	561,090
	Orion-Yhtyma Oyj Series B	60,920	833,857
	Outokumpu Oyj Series A	21,100	362,350
#	Oy Stockmann AB Series B	30,200	753,937
	Perlos P.L.C. Warrants 04/04/04	72,311	918,969
	PK Cables Oyj	16,590	180,944
*	Pmj Automec Oyj	23,910	21,180
#	Pohjola Group P.L.C. Series D	146,205	1,509,821
	Ponsse Oyj	6,300	178,986
*	Proha Oyj	51,232	33,737
#	Raisio Group P.L.C. Series V	118,423	291,529
	Rakentajain Koneuvokrammo Oy	10,260	81,461
	Ramirent Oyj	12,270	257,071
	Rapala VMC Oyj	36,040	269,213

	Rautaruukki Oyj Series K	188,780	1,846,163
	Raute Oy Series A	2,390	23,324
	Rocla Oy	1,300	12,946
* #	Saunalahti Group Oyj	124,754	237,782
#	Scanfil Oyj	63,879	375,682
	Sponda Oyj	109,111	924,558
	Stockmann Oyj AB	35,240	890,355
*	Stonesoft Corp.	49,279	39,853
	Sysopen P.L.C.	7,720	32,544
	Talentum Oyj	18,300	126,236
*	Tecnomen Holding Oyj	49,370	81,144
	Teleste Corp. Oyi	14,699	97,378
	Tulikivi Oyj	5,710	46,078
	Turkistuottajat Oy	2,590	26,974
#	Uponor Oyj Series A	44,400	1,572,923
	Vacon Oyj	14,537	195,956
	Vaisala Oy Series A	19,050	459,838
	Viking Line AB	10,360	270,900
#	Wartsila Corp. Oyj Series B	66,460	1,572,431
#	Yit-Yhtymae Oyj	67,708	1,337,148
#	Yomi Oyj	15,450	111,088

TOTAL — FINLAND (Cost $21,938,394)			33,647,394

		Shares	Value†

SPAIN — (5.2%)
COMMON STOCKS — (5.2%)
#	Abengoa SA	66,042	612,299
	Adolfo Dominguez SA	3,700	71,057
	Aldeasa SA	15,329	471,896
* #	Amper SA	56,800	278,164
*	Avanzit SA	17,275	43,924
* #	Azkoyen SA	52,500	430,828
	Banco de Andalucia	9,800	852,862
	Banco de Credito Balear SA	35,424	872,596
#	Banco de Valencia SA	191,814	4,228,198
	Banco Guipuzcoano SA	21,194	644,778
	Banco Pastor SA	34,300	1,045,995
* #	Baron de Ley SA	5,642	235,155
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	542,647
	Campofrio Alimentacion SA	92,800	1,409,935
	Cementos Portland SA	16,881	980,046
	Compania de Distribucion Integral Logista SA	29,600	1,283,420
	Cortefiel SA	57,093	661,453
*	Dogi International Fabrics SA	4,000	24,942
*	Duro Felguera SA	10,860	73,147
	Elecnor SA	18,300	841,715
*	Ercros SA	100,518	40,037
*	Espanola del Zinc SA	29,250	64,409
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	174,940	1,153,810
	Faes Farma SA	36,107	550,010

	Funespana SA	4,500	43,678
#	Grupo Empresarial Ence SA	18,593	513,905
* #	Grupo Picking Pack SA	145,775	76,123
	Hullas del Coto Cortes	8,666	109,677
	Iberpapel Gestion SA	6,700	124,634
	Inbesos SA	8,050	48,072
	Indo Internacional SA	33,600	292,804
	Indra Sistemas SA	75,200	1,004,307
	Inmobiliaria Colonial SA ICSA	35,200	1,193,205
	Inmobiliaria del Sur SA	378	61,971
#	Inmobiliaria Urbis SA	80,282	921,117
	Lingotes Especiales SA	22,080	130,697
* #	LSB (La Seda de Barcelona SA) Series B	32,010	74,963
*	Mecalux SA	9,500	74,270
	Metrovacesa SA	14,895	610,804
*	Metrovacesa SA	744	30,509
	Miquel y Costas y Miquel SA	4,891	270,964
	Natra SA	14,979	76,382
*	Nicolas Correa SA	15,750	53,391
	Obrascon Huarte Lain SA	65,366	500,529
	Pescanova SA	26,443	525,752
	Prosegur Cia de Seguridad SA	45,049	743,671
#	Recoletos Grupo de Comunicacion SA	95,420	731,338
	Sol Melia SA	112,700	921,608
#	SOS Cuetara SA	20,902	707,814
	Tavex Algodonera SA	31,944	117,991
*	Tecnocom Telecomunicaciones y Energia SA	6,300	48,167
#	Tele Pizza SA	163,225	315,063
#	Transportes Azkar, SA	35,477	273,017
	Tubacex SA	73,130	158,471
	Tubos Reunidos SA	12,466	95,585
	Unipapel SA	41,935	916,135
*	Uralita SA	338,493	1,399,541
	Vidrala SA, Alava	47,040	751,316
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	926,885

TOTAL — SPAIN (Cost $16,214,957)			32,257,679

		Shares	Value†

GREECE — (5.0%)
COMMON STOCKS — (5.0%)
*	A. Cambas Holding & Real Estate S.A.	45,937	119,515
*	Aegek S.A.	99,835	80,811
*	Agrotiki Insurance S.A.	34,455	79,673
	Aktor Technical Co. S.A.	196,380	791,958
	Alco Hellas ABEE S.A.	38,730	50,152
*	Alfa Alfa Energy S.A.	3,810	10,552
	Alfa-Beta Vassilopoulos S.A.	15,172	284,656
	Alisida S.A.	2,160	6,280
*	Allatini Industrial & Commercial Co.	15,370	22,389
	Alte Technological Co. S.A.	85,048	33,880
*	Altec Information & Communication Systems S.A.	80,278	36,006

	Alumil Milonas S.A.	27,516	77,487
*	Aluminum of Attica S.A.	104,982	43,288
	Anek Lines S.A.	60,821	77,075
	Arcadia Metal Industry C. Rokas S.A.	22,389	166,444
	AS Co. S.A.	25,370	32,539
*	Aspis Bank A.S.	45,604	137,703
*	Aspis Pronia General Insurance S.A.	48,640	35,730
*	Astir Palace Vouliagmenis S.A.	58,560	313,047
*	Athens Medical Center S.A.	104,974	172,466
	Athens Water Supply & Sewage Co. S.A.	53,245	292,942
	Atlantic Super Market S.A.	13,640	22,745
	Attica Enterprises S.A. Holdings	138,964	388,651
	Attica Publications S.A.	16,674	95,489
	Atti-Kat S.A.	88,984	58,684
	Autohellas S.A.	44,980	140,436
	Babis Vovos S.A.	50,982	910,806
	Balafas Construction Holdings S.A.	15,200	4,354
	Bank of Attica S.A.	115,721	482,089
	Bank of Greece	9,296	966,589
	Bank of Piraeus S.A.	163,829	1,904,474
	Benrubi S.A.	11,121	179,638
	Betanet S.A.	11,220	44,933
*	Bitros Holdings S.A.	19,302	63,899
	Byte Computers S.A.	17,230	43,477
	Chipita S.A.	60,222	152,284
	Commercial Bank of Greece	1,960	43,461
*	Compucon Computer Applications S.A.	11,260	8,990
	Computer Peripherals International S.A.	9,110	14,410
	Cyclon Hellas S.A	18,131	17,885
	Daios Plastics S.A.	16,350	117,596
	Delta Holdings S.A.	33,747	189,152
	Dionic S.A.	12,948	10,322
	Domiki Krittis S.A.	17,730	19,567
	Dynamic Life S.A.	16,440	53,954
	Edrasi Psalllidas Technical Co. S.A.	31,108	29,437
	Egnatia Bank S.A.	117,107	326,390
	El. D. Mouzakis S.A.	31,653	26,386
	Elais Oleaginous Production S.A.	16,707	350,519
*	Elbisco Holding S.A.	56,000	299,924
	Elektrak S.A.	14,040	30,426
	Elektroniki of Athens S.A.	21,560	73,815
	Elgeka S.A.	18,590	39,583
	Elmec Sport S.A.	64,256	211,408
	Elton S.A.	18,640	28,521
*	Empedos SA	15,974	4,365
	Ethniki General Insurance Co. S.A.	118,768	434,740
*	Etma Rayon S.A.	11,242	9,822
*	Euro Reliance General Insurance	14,830	25,319
	Eurodrip S.A.	11,620	47,389
	Euromedica S.A.	33,300	72,445
*	Europaiki Techniki	32,750	9,355
	Everest S.A.	30,730	76,533
	Evrofarma S.A.	9,500	14,873
	F.G. Europe SA Common Registered Shares	4,536	20,441

*	Fanco S.A.	10,110	7,821
*	Forthnet S.A.	17,510	110,748
*	Fourlis S.A.	64,420	362,864
	Frigoglass S.A.	49,990	185,610
	G.Polyhronos S.A.	10,580	17,247
	Galaxidi Fish S.A.	12,940	8,257
	General Construction Co. S.A.	34,649	179,432
	General Commercial & Industry	24,060	20,080
*	General Hellenic Bank	35,139	297,565
	Germanos S.A.	61,810	1,452,375
	Goody’s S.A.	17,740	284,320
	Halkor S.A.	121,226	270,427
	Hatziioannou S.A.	44,200	76,523
	Hellas Can Packaging Manufacturers S.A.	27,902	253,043
*	Hellenic Cables S.A.	26,908	33,863
	Hellenic Duty Free Shops S.A.	80,020	1,304,750
	Hellenic Fabrics S.A.	17,110	35,118
	Hellenic Sugar Industry S.A.	35,750	136,638
	Hellenic Technodomiki S.A.	163,866	640,385
	Heracles General Cement Co.	93,293	905,755
	Hermes Real Estate S.A.	23,136	75,631
*	Hippotour S.A.	12,155	19,515
	Hyatt Regency S.A.	130,260	1,300,864
	Iaso S.A.	49,300	245,438
	Iktinos Hellas S.A.	6,500	19,121
	Inform P. Lykos S.A.	20,610	66,463
	Informatics S.A.	18,890	7,071
*	Intersat S.A.	19,392	8,430
	Intertech S.A.	12,236	32,019
	Intracom Constructions S.A.	30,520	30,391
	Intracom S.A.	172,366	640,082
*	Ionian Hotel Enterprises	16,754	196,620
	Ipirotiki Software & Publications S.A.	14,380	31,829
*	J Boutaris & Son Holding S.A.	28,150	32,661
	J&P-Avax S.A.	100,626	446,055
	Kalpinis Simos Steel Service Center	12,432	46,388
	Karelia Tobacco Co., Inc. S.A.	2,160	154,173
	Kathimerini S.A.	21,240	122,984
	Katselis Sons S.A.	18,000	54,263
	Kego S.A.	21,670	30,739
	Kekrops S.A.	2,244	30,186
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	8,210
*	Klonatex Group S.A. Bearer Shares	20,351	27,160
	Kordellou Brothers S.A.	12,300	19,210
	Kotsovolos S.A.	2,872	23,259
*	Lambrakis Press S.A.	107,586	401,992
*	Lampsa Hotel Co.	19,051	117,090
*	Lan-Net S.A.	19,045	25,891
*	Lavipharm S.A.	39,294	49,434
	Lazarides Vineyards S.A.	18,326	32,019
	Light Metals Industry	37,502	95,199
*	Logic Dis S.A.	77,230	35,668
*	Loulis Mills S.A.	15,382	34,504
*	Mailis (M.J.) S.A.	101,594	404,758

*	Maritime Company of Lesvos S.A.	30,753	14,149
*	Maxim Knitwear Factory C.M.	16,360	8,139
	Medicon Hellas S.A.	2,860	16,042
	Mesochoritis Bros. Construction Co.	23,700	9,419
	Metka S.A.	59,820	266,718
	Michaniki S.A.	98,065	190,376
	Minerva Knitwear	5,140	15,220
	Minoan Lines S.A.	77,309	162,572
	MLS Multimedia S.A.	8,300	12,501
	Mochlos S.A.	101,679	55,730
	Motor Oil (Hellas) Corinth Refineries S.A.	152,870	1,578,968
	Mytilineos Holdings S.A.	47,000	270,354
*	N. Levederis S.A.	8,355	6,555
	N.B.G. Real Estate Development Co.	134,960	503,944
*	Naoussa Spinning Mills S.A.	21,832	28,550
	Naytemporiki S.A.	26,080	52,633
*	Neochimiki Lv Lavrentiadis S.A.	20,750	95,485
*	Neorion-Syro’s Shipyards S.A.	27,210	31,127
	Nexans Hellas S.A.	3,003	9,215
	Nikas S.A.	25,287	145,611
	Notos Com.Holdings S.A.	94,554	294,681
*	O. Daring Sain	7,760	1,743
	Pantechniki S.A.	50,460	72,188
*	Pegasus Publishing & Printing S.A.	58,590	121,207
	Persefs S.A. Health Care	23,592	22,061
	Petros Petropoulos S.A.	7,360	50,597
*	Petzetakis S.A.	22,560	55,027
*	Pilias S.A.	103,584	20,664
	Pipeworks L. Girakian Profil S.A.	11,730	19,686
	Piraeus Leasing	5,765	41,231
*	Prodeftiki Technical Co.	32,257	12,861
*	Promota Hellas S.A.	26,580	15,574
	Rilken S.A.	1,982	14,570
*	Sanyo Hellas S.A.	59,251	59,707
	Sarantis S.A.	43,940	213,315
	Sato S.A.	28,850	19,767
	Selected Textile Industry Assoc. S.A.	44,649	25,526
	Sfakianakis S.A.	13,390	49,837
*	Sheet Steel S.A.	25,850	9,347
*	Shelman Hellenic-Swiss Wood S.A.	38,042	40,716
	Silver and Baryte Ores Mining Co. S.A.	34,961	228,145
*	Singular S.A.	54,600	137,987
	Spyroy Agricultural House S.A.	22,258	22,172
*	Stabilton S.A.	27,530	2,735
	Strintzis Shipping Lines S.A.	131,240	127,507
	Technical Olympic S.A.	180,370	830,858
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,628
	Teletypos S.A. Mega Channel	36,227	137,204
	Terna Tourist Technical & Maritime S.A.	63,180	336,036
	Themeliodomi S.A.	37,422	49,371
	Thrace Plastics Co. S.A.	45,500	67,983
	Uncle Stathis S.A.	10,999	75,244
	Unisystems S.A.	41,820	84,860
	Vardas S.A.	13,780	39,280

*	Varvaressos S.A. European Spinning Mills	7,200	8,044
*	Veterin S.A.	18,984	49,362
	Viohalco S.A.	296,585	2,207,271
	Vioter S.A.	61,470	75,763
*	Vis Container Manufacturing Co.	4,259	13,988
*	Zampa S.A.	830	11,887
TOTAL COMMON STOCKS (Cost $34,315,697)			31,521,245

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	7,981
(Cost $8,591)
TOTAL — GREECE (Cost $34,324,288)			31,529,226

		Shares	Value†

DENMARK — (4.8%)
COMMON STOCKS — (4.8%)
	Aarhus Oliefabrik A.S. Aeries A	4,950	363,833
*	Alm. Brand A.S.	28,360	749,908
#	Amagerbanken A.S.	2,734	315,485
	Ambu International A.S. Series B	1,500	27,567
	Amtssparekassen Fyn A.S.	2,243	317,860
	AS Dampskibsselsk Torm	49,460	1,407,391
#	Bang & Olufsen Holding A.S. Series B	13,387	780,081
*	Bavarian Nordic A.S.	4,930	443,419
*	Brodrene Hartmann A.S. Series B	5,865	122,618
	Bryggerigruppen A.S.	8,515	480,545
	Christian Hansen Holding A.S. Series B	10,855	850,693
	Codan A.S.	43,400	1,791,256
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	83,382
	Danware A.S.	4,185	68,555
	DFDS A.S., Copenhagen	11,760	507,396
	DiskontoBanken A.S.	713	135,005
	DSV, De Sammensluttede Vognmaend A.S.	22,630	1,196,009
	East Asiatic Co., Ltd.	22,723	1,003,414
	Edb Gruppen A.S.	3,230	77,825
*	Fimiston Resources & Technology Ltd.	400	4,004
*	FLS Industries	73,180	904,880
*	Fluegger A.S. Series B	2,913	194,724
	Foras Holding A.S. Series A	13,292	154,334
#	Forstaedernes Bank	4,322	276,441
*	Genmab A.S.	28,629	431,154
*	Glunz & Jensen A.S.	1,470	8,479
	GN Great Nordic A.S.	210,980	2,134,982
	H&H International A.S. Series B	1,140	276,438
#	Harboes Bryggeri A.S.	575	139,426
	Hedegaard (Peder P.) A.S.	660	46,881
	Hojgaard Holding A.S. Series B	2,500	76,734
*	IC Co. A.S.	3,510	29,296
*	Incentive A.S.	3,575	11,038
*	Jyske Bank A.S.	37,760	2,460,685

	Kjobenhavns Sommer Tivoli A.S.	580	194,551
	Koebenhavns Lufthavne	9,910	1,510,499
	Kompan A.S.	230	37,304
	Lan & Spar Bank A.S.	2,250	108,706
	Lollands Bank	150	26,539
* #	Neurosearch A.S.	9,160	348,319
	NKT Holding A.S.	30,245	692,084
	Nordjyske Bank A.S.	920	158,542
*	NTR Holdings A.S.	1,130	9,087
	Oestjydsk Bank	400	46,886
	Ove Arkil Series B	270	30,672
	Per Aarsleff A.S. Series B	1,545	66,877
*	Pharmexa A.S.	12,940	45,644
	Ringkjobing Bank	1,670	120,042
	Ringkjobing Landbobank	1,620	537,323
	Rockwool, Ltd.	24,520	1,051,575
* #	RTX Telecom A.S.	8,400	76,711
	Salling Bank	250	23,302
	Sanistal A.S. Series B	1,786	117,312
* #	SAS Danmark A.S.	34,300	263,504
	Satair A.S.	1,350	27,747
	Schouw & Co. A.S.	15,485	348,262
	Simcorp A.S.	5,240	234,937
	Sjaelso Gruppen A.S.	2,388	193,715
	Skjern Bank A.S.	725	55,818
*	Sondagsavisen A.S.	21,165	90,016
	Spar Nord Holding	6,823	684,087
	Sparbank Vest A.S.	6,600	258,851
	Sparekassen Faaborg A.S.	481	130,538
	Sydbank A.S.	8,172	1,283,824
	Thrane & Thrane A.S.	5,258	221,418
* #	TK Development	12,478	33,808
*	Topdanmark A.S.	28,300	1,821,518
*	Treka A.S.	8,498	114,081
*	Vestas Wind Systems A.S.	36,502	529,627
	Vestfyns Bank	200	21,340
	Vestjysk Bank A.S.	10,800	308,712
	VT Holdings Shares B	3,130	180,778
*	Wessel & Vett Magasin du Nord A.S. Series C	2,102	34,816
TOTAL COMMON STOCKS (Cost $17,484,484)			29,911,110

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		7,574
(Cost $7,413)
TOTAL — DENMARK (Cost $17,491,897)			29,918,684

		Shares	Value†

NORWAY — (4.3%)
COMMON STOCKS — (4.3%)
*	Aker Kvaerner OGEP ASA	45,609	962,115

*	Aker Yards AS	28,121	409,397
	Aktiv Kapital ASA	57,017	883,387
	Arendals Fosse Kompani ASA	100	8,786
*	Blom ASA	18,367	11,617
	Bonheur ASA	16,850	552,147
*	Choice Hotel Scandinavia ASA	27,740	84,479
*	Corrocean ASA	19,321	8,459
#	Det Norske Oljeselskap ASA Series A	88,945	342,538
* #	DOF ASA	97,006	254,605
* #	EDB Elektronisk Data Behandling ASA	149,417	988,163
	Ekornes ASA	56,490	1,209,393
* #	Eltek ASA	40,842	359,263
	Expert ASA	48,758	367,183
	Farstad Shipping ASA	60,790	606,880
*	Fjord Seafood ASA	783,483	306,109
* #	Fred Olsen Energy ASA	91,600	973,156
	Ganger Rolf ASA	6,690	203,555
	Gresvig ASA	4,590	20,035
*	Home Invest ASA	15,077	11,199
#	Kongsberg Gruppen ASA	49,500	641,862
	Kverneland ASA	16,160	197,032
* #	Merkantildata ASA	320,521	196,733
	Natural ASA	10,143	59,543
#	Nera ASA	187,753	417,088
*	Nordic Semiconductor ASA	25,000	160,111
*	Northern Offshore, Ltd.	214,000	90,503
* #	Ocean Rig ASA	105,531	372,820
	Odfjell ASA Series A	24,910	1,122,186
	Olav Thon Eiendomsselskap ASA	8,320	416,439
*	P4 Radio Hele Norge ASA	32,200	84,509
*	Photocure ASA	26,690	201,168
	Prosafe ASA	55,980	1,426,175
	Rieber and Son ASA Series A	63,654	525,630
	Schibsted ASA	112,960	2,411,595
*	Sinvest ASA	6,220	15,141
#	Smedvig ASA Series A	83,580	1,094,470
*	Software Innovation ASA	13,423	45,609
	Solstad Offshore ASA	54,100	465,274
	Steen and Stroem ASA	19,512	391,640
	Storebrand ASA	183,330	1,385,752
	Tandberg ASA Series A	217,280	1,966,248
* #	Tandberg Data ASA	58,950	82,275
*	Tandberg Storage ASA	48,450	17,612
*	Tandberg Television ASA	90,430	677,275
*	Telecomputing ASA	44,963	51,679
* #	Tgs-Nopec Geophysical Co. ASA	40,910	793,019
	Tomra Systems ASA	294,480	1,117,646
*	Tybring-Gjed ASA	145,146	57,194
*	Unit 4 Agresso NV	4,620	47,356
	Veidekke ASA	21,846	258,480
#	Visma ASA	47,393	475,847
#	Wilhelmshaven (Wilhelm), Ltd. ASA	30,400	1,078,990
TOTAL COMMON STOCKS (Cost $18,790,169)			26,907,367

INVESTMENT IN CURRENCY — (0.0%)
*	Norwegian Krone		19,152
(Cost $19,041)
TOTAL — NORWAY (Cost $18,809,210)			26,926,519

		Shares	Value†

BELGIUM — (3.8%)
COMMON STOCKS — (3.8%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	32,186	869,720
*	Arinso International NV	14,739	192,763
#	Banque Nationale de Belgique	710	2,443,401
	Barco (New) NV	12,051	1,038,545
	Bekaert SA	23,290	1,456,692
	Brantano NV	2,060	86,298
	Brederode SA	12,180	269,773
	Carrieres Unies Porphyre	20	31,607
	CFE (Compagnie Francois d’Entreprises)	2,080	600,011
	Cie Martime Belge SA	8,237	1,429,285
	Cofinimmo SA	9,778	1,394,056
	Commerciale de Brasserie SA COBRHA	115	125,106
	Deceuninck SA	63,700	1,732,435
	D’Ieteren SA	5,831	1,082,374
	Distrigaz	57	140,081
*	Docpharma SA NV	4,489	195,489
	Dolmen Computer Applications	1,476	17,484
	Duvel Moorgat NV	5,019	149,047
	EVS Broadcast Equipment SA	1,100	78,878
	Exmar NV	3,677	187,239
	Floridienne NV	2,033	126,501
	Glaces de Moustier-sur-Sambre SA	13,370	475,752
*	ICOS Vision Systems Corp. NV	6,053	130,904
* #	Immobel (Cie Immobiliere de Belgique SA)	4,600	176,253
*	Innogenetics NV	1,572	25,058
*	Integrated Production & Test Engineering NV	4,380	18,493
* #	Ion Beam Application SA	23,058	197,048
*	Ipso-Ilg SA	5,990	53,389
	Keytrade Bank SA	2,800	77,582
	Kinepolis Group NV	5,020	147,824
	Lotus Bakeries NV	650	72,695
* #	Melexis NV	47,001	524,084
	Metiers Automatiques Picanol	16,120	340,341
*	Neuhaus NV	670	34,715
	Nord-Sumatra Investissements SA	650	186,372
	Omega Pharma SA	26,708	1,306,971
*	Option NV	5,619	134,699
	Papeteries de Catala SA	315	37,167
	Quick Restaurants SA	19,501	307,565
* #	Real Software SA	10,280	9,458
	Recticel SA	22,870	212,344

	Resilux NV	1,754	116,019
	Rosier SA	655	96,029
	Roularta Media Groep	9,837	587,031
*	Sait Radioholland	7,313	50,090
	Sapec SA	3,635	287,045
*	Sapec SA VVPR	75	281
#	Sioen Industries	21,502	281,242
*	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,545	248,288
* #	Solvus SA	38,344	612,011
*	Solvus SA Interim Strip VVPR	18,176	226
	Spector Photo Group SA	5,408	48,993
*	Systemat SA	6,330	39,164
	Telindus Group SA	39,392	336,762
	Ter Beke NV	2,281	168,536
	Tessenderlo Chemie	28,984	1,145,346
	UNIBRA	1,600	141,453
	Union Miniere SA	9,586	700,714
	Van de Velde NV	2,683	363,871
	VPK Packaging Group SA	7,185	219,040
	Warehouses de Pauw Sicafi	6,608	272,258
TOTAL COMMON STOCKS (Cost $16,342,460)			23,829,898

RIGHTS/WARRANTS — (0.0%)
*	Belge des Betons Contingent Rights	8,500	0
(Cost $0)
TOTAL — BELGIUM (Cost $16,342,460)			23,829,898

		Shares	Value†

AUSTRIA — (3.0%)
COMMON STOCKS — (3.0%)
	Andritz AG	13,609	762,443
*	Austria Email AG	715	2,751
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	541,741
	Bank Fuer Kaernten und Steiermark AG	520	60,709
*	Betandwin.com Interactive Entertainment AG	12,749	364,167
	Bohler Uddeholm AG	11,195	1,035,288
	BWT AG	21,819	541,813
* #	Ca Immobilien Invest AG	31,671	779,775
	Constantia-Verpackungen AG	19,123	445,259
*	Demeter Vermoegensverwaltung	15,000	0
	Flughafen Wien AG	25,698	1,566,781
*	Immofinanz Immobilien Anlagen AG	165,130	1,372,476
	Lenzing AG	3,948	800,504
	Manner (Josef) & Co. AG	870	39,343
	Mayr-Melnhof Karton AG	11,760	1,654,072
	Oberbank AG	5,384	511,033
	Palfinger AG	10,383	398,074
*	Readymix Kies-Union AG	500	56,387
*	RHI AG, Wien	19,649	435,358

	Rosenbauer International AG	1,530	90,138
*	Sparkassen Immobilien	29,760	292,610
	Ubm Realitaetenentwicklung AG	1,440	45,627
	Uniqa Versicherungen AG	128,555	1,471,696
*	VA Technologie AG	17,392	1,027,980
	Voestalpine AG	30,095	1,708,593
	Wienerberger AG	63,642	2,391,892
*	Wolford AG	4,900	147,722
TOTAL COMMON STOCKS (Cost $12,150,348)			18,544,232

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
(Cost $0)
TOTAL — AUSTRIA (Cost $12,150,348)			18,544,232

		Shares	Value†

IRELAND — (2.5%)
COMMON STOCKS — (2.5%)
	Abbey P.L.C.	25,557	269,880
*	Arcon International Resources P.L.C.	14,375	5,959
*	Ardagh P.L.C.	14,262	30,549
	DCC P.L.C.	91,965	1,686,881
*	Dragon Oil P.L.C.	159,204	122,631
*	FBD Holdings P.L.C.	10,822	231,185
	Fyffes P.L.C.	380,502	845,748
	Glanbia P.L.C.	321,765	1,037,889
	Grafton Group P.L.C.	253,939	2,359,143
	Greencore Group P.L.C.	218,422	762,300
	Heiton Holdings P.L.C.	51,677	433,236
*	Horizon Technology Group P.L.C.	19,455	23,382
	IAWS Group P.L.C.	105,879	1,316,277
	IFG Group P.L.C.	52,309	66,917
	Independent News & Media P.L.C.	635,584	1,612,296
*	Iona Technologies P.L.C.	21,281	79,293
*	Irish Intercontental Group P.L.C.	18,872	234,488
	IWP International P.L.C.	39,611	8,117
	Jurys Hotel Group P.L.C.	69,061	906,699
	Kingspan Group P.L.C.	183,188	1,356,021
	McInerney Holdings P.L.C.	33,991	251,549
	Paddy Power P.L.C.	49,663	586,240
	Readymix P.L.C.	109,762	245,338
	United Drug P.L.C.	190,860	741,303
*	Waterford Wedgwood P.L.C.	1,026,650	164,304

TOTAL — IRELAND (Cost $9,310,497)			15,377,625

		Shares	Value†

PORTUGAL — (1.6%)
COMMON STOCKS — (1.6%)
*	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	272,762
	Efacec Capital SGPS SA	60,600	162,921
*	Gescartao SGPS SA	3,064	39,807
	Ibersol SGPS SA	14,462	79,913
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,059,918
*	Investimentos Participacoes e Gestao SA Inapa	43,702	152,088
*	Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho Administracao e Participacoes Financeiros SA)	170,757	1,925,844
	Mota-Engil SGPS SA	250,900	496,751
*	Novabase SGPS	56,005	398,005
*	ParaRede-SGPS SA	44,939	20,726
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	883,615
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	357,221
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	259,936
*	Sociedad Construcoes Soares da Costa SA	19,200	46,573
	Sociedade de Investimento e Gestao SGPS SA	160,396	779,056
	Sonae SGPS SA	1,079,900	1,209,609
*	Sonaecom SGPS SA	321,175	1,296,928
	Teixeira Duarte Engenharia e Construcoes SA	609,000	893,722

TOTAL — PORTUGAL (Cost $6,643,075)			10,335,395

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Epicor Software Corp.	2,171	26,269
*	InFocus Corp.	10,455	95,141

TOTAL — UNITED STATES (Cost $214,919)			121,410

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		117,868
(Cost $114,058)

		Face Amount	Value†
		(000)

TEMPORARY CASH INVESTMENTS — (8.6%)
	Repurchase Agreement, Deutsche Bank Securities 1.77%, 10/01/04 (Collateralized by $32,140,228 U.S. Treasury Obligations 10.625%, 08/15/15, Valued at $49,263,899) to be repurchased at $49,266,320 (Cost $49,263,898)Δ	$49,264	49,263,898
	Repurchase Agreement, PNC Capital Markets, Inc. 1.75%, 10/01/04 (Collateralized by $4,294,000 FHLMC Notes 1.85%, 11/17/05, Valued at $4,320,838) to be repurchased at $4,256,207 (Cost $4,256,000)	4,256	4,256,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $53,519,898)	53,519,898

TOTAL INVESTMENTS — (100.0%) (Cost $444,763,943)††	$623,948,651

†              See Security Valuation Note.

Δ             Security purchased with cash proceeds from securities on loan.

*             Non-Income Producing Securities.

#             Total or Partial Securities on Loan.

††            The cost for federal income tax purposes is $444,764,301.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

		Shares	Value †

JAPAN — (76.8%)
COMMON STOCKS — (76.6%)
*	A&A Material Corp.	123,000	127,182
*	ABILIT Corp.	22,000	121,902
	Achilles Corp.	549,000	857,530
	Aderans Co., Ltd.	72,850	1,441,530
#	Advan Co., Ltd.	42,800	523,890
	ADVANEX, Inc.	78,000	320,835
*	Aeon Fantasy Co., Ltd.	18,300	434,677
*	Ahjikan Co., Ltd.	10,500	95,155
#	Ahresty Corp.	28,300	395,826
	Aica Kogyo Co., Ltd.	87,000	1,088,032
	Aichi Bank, Ltd.	17,700	1,270,798
#	Aichi Corp.	122,400	504,298
*	Aichi Machine Industry Co., Ltd.	153,000	507,886
	Aichi Steel Corp.	68,000	352,588
	Aichi Tokei Denki Co., Ltd.	67,000	191,691
	Aida Engineering, Ltd.	113,000	526,969
	Aigan Co., Ltd.	33,500	259,479
	Aiphone Co., Ltd.	35,600	620,746
	Airport Facilities Co., Ltd.	79,970	405,612
	Airtech Japan, Ltd.	12,100	95,720
	Aisan Industry Co., Ltd.	90,900	932,003
*	Akai Electric Co., Ltd.	363,000	3,294
	Akebono Brake Industry Co., Ltd.	153,000	861,669
	Akita Bank, Ltd.	301,000	1,211,240
#	Allied Telesis KK	103,000	208,549
	Aloka Co., Ltd.	49,000	344,290
#	Alpha Systems Inc.	19,600	313,297
#	Alpine Electronics, Inc.	93,500	1,199,612
#	Alps Logistics Co., Ltd.	21,000	448,568
	Altech Co., Ltd.	14,000	58,992
*	Altech Corp.	8,500	90,781
*	Altech Corp.	4,250	45,391
#	Amano Corp.	154,000	1,236,779
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	415,738
	Ando Corp.	120,000	249,155
	Anest Iwata Corp.	74,000	171,384
#	Anrakutei Co., Ltd.	30,000	201,932
#	Anritsu Corp.	170,000	1,120,380
* #	AOC Holdings, Inc.	111,100	1,349,095
	AOI Advertising Promotion, Inc.	21,000	147,380
	AOI Electronics Co., Ltd.	19,300	284,641
	Aoki International Co., Ltd.	78,100	968,073
	Aomori Bank, Ltd.	298,000	1,147,303

1

*	Apic Yamada Corp.	20,000	91,176
*	Arai-Gumi, Ltd.	34,450	59,383
	Arakawa Chemical Industries, Ltd.	23,800	283,443
	Araya Industrial Co., Ltd.	84,000	171,263
*	Argo 21 Corp.	13,200	86,921
	Ariake Japan Co., Ltd.	5,300	137,459
	Aronkasei Co., Ltd.	55,000	216,585
#	As One Corp.	23,700	656,181
	Asahi Denka Kogyo KK	169,000	1,524,173
	Asahi Diamond Industrial Co., Ltd.	120,000	618,928
	Asahi Kogyosha Co., Ltd.	48,000	141,534
#	Asahi Organic Chemicals Industry Co., Ltd.	157,000	444,253
#	Asahi Pretec Corp.	30,800	383,250
* #	Asahi Soft Drinks Co., Ltd.	90,500	719,193
*	Asahi Tec Corp.	86,000	149,639
* #	Asahi Techno Glass Corp.	95,000	463,485
	Asanuma Corp.	123,000	210,817
	Ashimori Industry Co., Ltd.	84,000	174,767
	Asia Air Survey Co., Ltd.	17,000	43,692
#	Asia Securities Printing Co., Ltd.	29,000	258,257
	Asics Corp.	333,000	1,040,482
*	Asics Trading Co., Ltd.	12,000	169,253
*	Asti Corp.	8,000	65,300
	Asunaro Construction., Ltd.	78,000	397,219
	Ataka Constuction & Engineering Co., Ltd.	38,000	136,545
	Atom Corp.	16,600	177,897
#	Atsugi Co., Ltd.	361,000	464,206
	Aucnet, Inc.	15,000	276,183
*	Autoseven Co., Inc.	7,600	72,475
#	Avex, Inc.	61,600	858,333
*	Azel Corp., Tokyo	89,000	102,424
	Bando Chemical Industries, Ltd.	213,000	775,146
	Bank of Okinawa, Ltd.	33,900	763,657
	Bank of Saga, Ltd.	253,000	889,042
	Bank of the Ryukyus, Ltd.	45,880	734,730
*	Banpresto Co., Ltd.	14,600	204,139
* #	Belluna Co., Ltd.	22,000	690,153
#	Best Denki Co., Ltd.	214,000	846,279
*	Biken Techno Corp.	4,200	27,728
#	BSL Corp.	237,950	484,355
	Bull Dog Sauce Co., Ltd.	30,000	325,747
	Bunka Shutter Co., Ltd.	134,000	652,725
	Cabin Co., Ltd.	67,000	194,021
#	CAC Corp.	31,100	214,459
#	Calpis Co., Ltd.	125,000	769,376
#	Canon Electronics, Inc.	43,000	824,972
#	Canon Finetech, Inc.	67,070	1,206,145
#	Capcom Co., Ltd.	87,400	789,791
*	Catena Corp.	46,000	123,464
*	Cats, Inc.	15,400	419
#	Cecile Co., Ltd.	64,100	717,193
	Central Finance Co., Ltd.	180,000	610,879
	Central Security Patrols Co., Ltd.	31,400	223,662
	CFS Corp.	47,500	281,607

2

*	Chiba Kogyo Bank, Ltd.	80,600	442,567
#	Chino Corp.	70,000	210,737
	Chiyoda Co., Ltd.	67,700	1,005,193
	Chofu Seisakusho Co., Ltd.	54,500	902,460
* #	Chori Co., Ltd.	256,000	357,500
#	Chuetsu Pulp and Paper Co., Ltd.	199,000	509,333
*	Chugai Mining Co., Ltd.	188,600	109,617
	Chugai Ro Co., Ltd.	139,000	295,144
	Chugoku Marine Paints, Ltd.	111,000	584,914
#	Chugokukogyo Co., Ltd.	45,000	118,477
	Chukyo Bank, Ltd.	334,000	1,142,677
	Chuo Denki Kogyo Co., Ltd.	42,000	232,740
	Chuo Gyorui Co., Ltd.	61,000	105,711
	Chuo Spring Co., Ltd., Nagoya	103,000	411,077
	Chuo Woollen Mills, Ltd.	24,000	31,339
	CKD Corp.	113,000	610,528
* #	Clarion Co., Ltd.	587,000	978,464
	Cleanup Corp.	75,000	777,108
#	CMK Corp.	84,000	1,130,586
	Coca-Cola Central Japan Co., Ltd.	152	1,075,032
#	Colowide Co., Ltd.	29,000	353,291
* #	Columbia Music Entertainment, Inc.	260,000	235,840
	Commuture Corp.	71,202	575,742
	Computer Engineering & Consulting, Ltd.	29,800	283,393
*	Co-Op Chemical Co., Ltd.	80,000	90,079
*	Core Corp.	10,100	177,409
	Corona Corp.	48,200	669,306
#	Cosel Co., Ltd.	33,400	739,991
* #	Cosmo Securities Co., Ltd.	752,000	1,333,868
	Create Medic Co., Ltd.	11,000	85,127
	Credia Co., Ltd.	14,000	264,248
	Cresco, Ltd.	11,600	110,984
	CTI Engineering Co., Ltd.	19,000	103,122
* #	Culture Convenience Club Co., Ltd.	80,400	993,854
	CVS Bay Area, Inc.	10,000	28,091
*	CVS Bay Area, Inc.	20,000	56,181
*	Cybozu, Inc.	41	115,440
*	D&M Holdings, Inc.	134,000	320,619
#	Dai Nippon Toryo, Ltd.	206,000	289,645
#	Daibiru Corp.	189,000	1,287,988
	Dai-Dan Co., Ltd.	74,000	391,272
	Daido Kogyo Co., Ltd.	60,000	118,896
#	Daidoh, Ltd.	54,000	535,216
* #	Daiei, Inc.	249,500	518,122
	Daifuku Co., Ltd.	184,000	1,010,189
	Daihen Corp.	215,000	385,068
	Daiho Corp.	96,000	191,469
	Dai-Ichi Jitsugyo Co., Ltd.	80,000	215,755
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	47,000	135,830
#	Daiken Corp.	208,000	829,040
#	Daiki Co., Ltd.	41,300	387,109
	Daiko Clearing Services Corp.	25,000	139,946
*	Daikoku Denki Co., Ltd.	23,200	451,589
* #	Daikyo, Inc.	444,000	687,000

3

	Daimei Telecom Engineering Corp.	65,000	426,829
	Dainichi Co., Ltd.	27,200	140,141
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	163,000	784,220
#	Dainippon Shigyo Co., Ltd.	25,000	114,220
	Daisan Bank, Ltd.	251,000	913,902
#	Daiseki Co., Ltd.	35,400	573,911
#	Daiso Co., Ltd.	128,000	369,723
*	Daisue Construction Co., Ltd.	151,500	137,428
	Daisyo Corp.	32,000	349,820
	Daito Seiki Co., Ltd.	18,000	60,459
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	45,321
	Daiwa Industries, Ltd.	82,000	242,133
	Daiwa Kosho Lease Co., Ltd.	238,000	1,269,878
* #	Daiwa Seiko, Inc.	145,000	179,151
	Daiwabo Co., Ltd.	217,000	268,022
	Daiwabo Information System Co., Ltd.	22,000	264,556
	Danto Corp.	42,000	167,868
	DC Co., Ltd.	33,000	70,721
	Denki Kogyo Co., Ltd.	111,000	421,292
#	Denny’s Japan Co., Ltd.	51,000	926,104
	Densei-Lambda KK	34,584	253,488
	Denyo Co., Ltd.	38,000	238,264
#	Descente, Ltd.	119,000	363,966
* #	Dia Kensetsu Co., Ltd.	141,200	188,303
*	Diamond City Co., Ltd.	2,700	71,932
*	Diamond City Co., Ltd.	1,350	31,847
	Diamond Computer Service Co., Ltd.	37,700	426,381
*	Dijet Industrial Co., Ltd.	34,000	57,131
	DMW Corp.	1,600	61,029
	Doshisha Co., Ltd.	19,400	674,308
#	Doutor Coffee Co., Ltd.	34,200	646,117
	DTS Corp.	21,200	426,239
*	Dydo Drinco Inc.	26,900	694,264
* #	Dynic Corp.	66,000	214,396
	Eagle Industry Co., Ltd.	78,000	458,313
	Echo Trading Co., Ltd.	4,000	41,167
*	Econach Co., Ltd.	26,000	14,140
*	Eco-Tech Construction Co., Ltd.	241,000	0
	Edion Corp.	123,716	1,041,499
	Ehime Bank, Ltd.	248,000	794,111
#	Eighteenth Bank, Ltd.	273,000	1,202,969
	Eiken Chemical Co., Ltd.	54,000	623,305
	Eikoh, Inc.	12,100	86,808
* #	Eizo Nanao Corp.	35,300	953,037
	Elna Co., Ltd.	34,000	77,352
	Enplas Corp.	33,800	904,428
* #	Enshu, Ltd.	69,000	103,274
	Ensuiko Sugar Refining Co., Ltd.	51,000	99,236
	Exedy Corp.	71,000	1,241,304
*	F.D.C. Products, Inc.	16,390	205,356
*	Fancl Corp.	37,600	1,362,706
* #	FDK Corp.	230,000	507,081
	Fine Sinter Co., Ltd.	31,000	93,553
*	First Baking Co., Ltd.	67,000	127,261

4

	Foster Electric Co., Ltd.	37,000	316,266
#	FP Corp.	39,500	699,847
	France Bed Holdings Co., Ltd.	385,000	967,609
* #	Fudo Construction Co., Ltd.	263,200	641,165
#	Fuji Co.,Ltd.	55,600	1,025,491
* #	Fuji Corp, Ltd.	21,000	207,118
	Fuji Kiko Co., Ltd.	71,000	281,231
* #	Fuji Kosan Co., Ltd.	130,000	151,603
	Fuji Kyuko Co., Ltd.	170,000	606,779
* #	Fuji Spinning Co., Ltd., Tokyo	163,000	211,668
*	Fuji Titanium Industry Co., Ltd.	10,000	20,486
	Fujicco Co., Ltd.	48,000	620,179
*	Fujii & Co., Ltd.	44,000	399
*	Fujiko Co., Ltd.	55,000	998
	Fujikura Kasei Co., Ltd.	43,000	319,389
#	Fujikura Rubber, Ltd.	34,000	226,954
#	Fujirebio, Inc.	75,000	1,029,329
*	Fujita Corp.	320,500	309,853
#	Fujita Kanko, Inc.	194,000	688,575
#	Fujitec Co., Ltd.	145,000	702,805
*	Fujitsu Access, Ltd.	36,000	168,636
	Fujitsu Business Systems, Ltd.	45,300	571,723
	Fujitsu Devices, Inc.	38,000	404,032
	Fujitsu Fronttec, Ltd.	41,500	358,933
* #	Fujitsu General, Ltd.	173,000	593,754
* #	Fujiya Co., Ltd.	190,000	451,252
	Fukuda Corp.	65,000	279,569
#	Fukushima Bank, Ltd.	271,000	438,326
*	Fukusima Industries Corp.	13,500	144,747
*	Fukusuke Corp.	95,000	0
	Fumakilla, Ltd.	37,000	62,831
*	Furukawa Battery Co., Ltd.	45,000	76,348
* #	Furukawa Co., Ltd.	643,000	653,070
	Fuso Lexel Inc.	25,400	160,151
	Fuso Pharmaceutical Industries, Ltd.	157,000	490,773
*	Ga-jo-en Kanko KK	37,000	0
#	Gakken Co., Ltd.	168,000	390,183
*	Generas Corp.	64,000	581
#	Genki Sushi Co., Ltd.	17,200	219,328
	Geostar Corp.	10,000	34,835
	Global-Dining, Inc.	6,200	44,703
#	Godo Steel, Ltd.	259,000	986,015
*	Goldwin, Inc.	76,000	136,881
	Gourmet Kineya Co., Ltd.	31,000	261,819
*	Graphtec Corp.	39,000	52,629
	Gro-BeLS Co., Ltd.	84,000	95,181
* #	GSI Creoss Corp.	90,000	190,050
	Gun-Ei Chemical Industry Co., Ltd.	141,000	407,588
	Hagoromo Foods Corp.	33,000	353,035
	Hakuto Co., Ltd.	36,400	487,497
	Hakuyosha Co., Ltd.	57,000	176,000
	Haltec Corp.	32,000	49,571
*	Hamai Co., Ltd.	22,000	28,615
	Hanshin Sogo Bank, Ltd.	501,000	954,937

5

	Hanwa Co., Ltd.	405,000	1,583,832
	Happinet Corp.	18,800	205,071
	Harashin Co., Ltd.	24,300	189,956
	Harima Chemicals, Inc.	37,000	241,818
	Haruyama Trading Co., Ltd.	21,600	235,371
* #	Hayashikane Sangyo Co., Ltd.	128,000	143,083
*	Hazama Corp.	120,600	240,974
	Heiwado Co., Ltd.	92,000	1,199,642
	Hibiya Engineering, Ltd.	63,000	456,419
	Higashi-Nippon Bank, Ltd.	288,000	756,029
	Hisaka Works, Ltd.	41,000	375,618
	Hitachi Business Solution Co., Ltd.	22,700	149,769
	Hitachi Kiden Kogyo, Ltd.	27,000	100,626
	Hitachi Koki Co., Ltd.	190,000	1,231,425
	Hitachi Kokusai Electric, Inc.	164,000	1,021,145
	Hitachi Medical Corp.	67,000	944,562
	Hitachi Metals Techno, Ltd.	13,000	38,354
*	Hitachi Mobile Co., Ltd.	29,000	203,698
#	Hitachi Plant Engineering & Construction Co., Ltd.	206,000	805,319
	Hitachi Powdered Metal Co., Ltd.	46,000	276,749
	Hitachi Tool Engineering, Ltd.	44,500	357,235
	Hitachi Transport System, Ltd.	75,000	611,450
* #	Hitachi Zosen Corp.	827,500	1,185,673
#	Hochiki Corp.	42,000	158,864
* #	Hodogaya Chemical Co., Ltd.	114,000	566,056
* #	Hogy Medical Co., Ltd.	26,000	1,069,217
*	Hohsui Corp.	56,000	70,125
	Hokkai Can Co., Ltd., Tokyo	106,000	253,054
	Hokkaido Coca Cola Bottling Co., Ltd.	64,000	380,706
	Hokkaido Gas Co., Ltd.	87,000	212,596
	Hokko Chemical Industry Co., Ltd.	41,000	140,045
#	Hokuetsu Bank, Ltd.	376,000	707,063
	Hokugin Financial Group, Inc.	464,000	968,517
#	Hokuriku Electric Industry Co., Ltd.	131,000	316,534
	Hokuriku Electrical Construction Co., Ltd.	36,000	95,438
	Hokuriku Gas Co., Ltd.	64,000	178,800
*	Hokushin Co., Ltd.	39,900	58,664
#	Hokuto Corp.	51,700	824,692
	Homac Corp.	66,500	457,829
	Honshu Chemical Industry Co., Ltd.	7,000	35,465
#	Horiba, Ltd.	54,000	712,906
	Horipro, Inc.	23,400	187,735
*	Hosiden Corp.	102,000	1,092,720
* #	Hosokawa Micron Corp.	40,000	183,988
* #	Howa Machinery, Ltd.	181,000	205,335
*	Ichida and Co., Ltd.	23,400	32,673
	Ichikawa Co., Ltd.	49,000	189,390
*	Ichiken Co., Ltd.	48,000	121,900
#	Ichikoh Industries, Ltd.	141,000	327,473
#	Ichiyoshi Securities Co., Ltd.	87,000	656,137
	Icom, Inc.	23,600	500,170
	Idec Izumi Corp.	54,500	514,356
	Ihara Chemical Industry Co., Ltd.	80,000	194,829
#	Iino Kaiun Kaisha, Ltd.	161,000	798,143

6

* #	Ikegami Tsushinki Co., Ltd.	102,000	161,727
	i-Logistics Corp.	35,000	67,978
*	Imasen Electric Industrial Co., Ltd.	19,900	170,979
	Impact 21 Co., Ltd.	30,600	651,251
*	Impress Corp.	178	213,812
	Inaba Denki Sangyo Co., Ltd.	40,500	834,067
	Inaba Seisa Kusho Co., Ltd.	28,400	447,325
	Inabata and Co., Ltd., Osaka	95,000	737,600
	Inageya Co., Ltd.	83,000	777,447
	Ines Corp.	84,400	759,761
	I-Net Corp.	18,300	113,244
#	Information Services International-Dentsu, Ltd.	51,800	593,285
*	Intec Communications, Inc.	14,000	66,003
#	Intec, Inc.	65,000	475,680
#	Inui Steamship Co., Ltd.	31,000	132,263
	ISE Chemicals Corp.	38,000	140,442
#	Iseki & Co., Ltd.	366,000	846,453
#	Ishihara Sangyo Kaisha, Ltd.	648,000	1,269,867
	Ishii Hyoki Co., Ltd.	8,600	109,487
* #	Ishii Iron Works Co., Ltd.	52,000	69,717
* #	Ishikawa Seisakusho, Ltd.	75,000	87,768
	Ishikawajima Construction Materials Co., Ltd.	18,000	51,318
	Ishikawajima Transport Machinery Co., Ltd.	16,000	39,275
	Ishizuka Glass Co., Ltd.	49,000	93,847
	Itochu Enex Co., Ltd.	149,300	867,513
#	Itochu Shokuh Co., Ltd.	22,600	745,421
	Itoki Crebio Corp.	56,000	161,368
	Iwaki & Co., Ltd.	38,000	94,367
#	Iwasaki Electric Co., Ltd.	124,000	428,004
	Iwatani International Corp.	407,000	935,321
*	Iwatsu Electric Co., Ltd.	166,000	329,751
*	Izuhakone Railway Co., Ltd.	300	38,064
*	Izukyu Corp.	11,700	81,018
#	Izumiya Co., Ltd.	135,000	825,197
* #	Izutsuya Co., Ltd.	123,000	210,820
	Jac Holdings Co., Ltd.	17,300	78,663
	Jaccs Co., Ltd.	207,000	1,028,065
*	Jalux, Inc.	20,600	393,469
	Jamco Corp.	41,000	219,014
* #	Janome Sewing Machine Co., Ltd.	224,000	343,430
	Japan Business Computer Co., Ltd.	34,000	217,979
#	Japan Carlit Co., Ltd.	28,000	176,748
#	Japan Cash Machine Co., Ltd.	31,910	1,248,994
	Japan Digital Laboratory Co., Ltd.	53,900	593,697
	Japan Foundation Engineering Co., Ltd.	49,200	240,361
	Japan Information Processing Service Co., Ltd.	31,800	205,216
#	Japan Kenzai Co., Ltd.	33,440	256,721
	Japan Maintenance Co., Ltd.	27,000	239,867
#	Japan Medical Dynamic Marketing, Inc.	29,800	328,528
	Japan Oil Transportation Co., Ltd.	45,000	100,855
#	Japan Pulp and Paper Co., Ltd.	229,000	710,991
*	Japan Radio Co., Ltd.	223,000	873,756
	Japan Servo Co., Ltd.	51,000	137,514
	Japan Steel Tower Co., Ltd.	19,000	62,132

7

	Japan Steel Works, Ltd.	590,000	819,835
#	Japan Storage Battery Co., Ltd.	529,000	1,166,329
#	Japan Transcity Corp.	94,000	306,575
	Japan Vilene Co., Ltd.	101,000	451,356
	Japan Wool Textile Co., Ltd.	147,000	759,780
	Jastec Co., Ltd.	11,600	185,586
	Jeans Mate Corp.	12,740	119,973
#	Jeol, Ltd.	119,000	719,942
* #	JFE Shoji Holdings, Inc.	549,000	2,664,928
*	Jiec Co., Ltd.	87	90,372
	JMS Co., Ltd.	49,000	144,261
	Joban Kosan Co., Ltd.	101,000	151,206
#	J-Oil Mills, Inc.	274,000	1,069,447
	Joint Corp.	24,900	483,113
#	Joshin Denki Co., Ltd.	98,000	254,449
	Jsp Corp.	42,300	413,354
	Juel Verite Ohkubo Co., Ltd	24,000	60,107
* #	Jujiya Co., Ltd.	321,000	325,815
* #	Juki Corp.	153,000	468,358
*	Jyomo Co., Ltd.	48,000	123,992
	K.R.S. Corp.	17,000	273,711
	Kabuki-Za Co., Ltd.	16,000	602,006
#	Kadokawa Holdings, Inc.	27,000	988,498
#	Kaga Electronics Co., Ltd.	41,100	670,897
	Kagawa Bank, Ltd.	126,350	573,380
#	Kagome Co., Ltd.	125,000	1,204,058
#	Kahma Co., Ltd.	51,400	500,270
#	Kaken Pharmaceutical Co., Ltd.	155,000	896,691
*	Kakuei (L.) Corp	100,000	907
* #	Kamagai Gumi Co., Ltd.	87,800	166,654
	Kameda Seika Co., Ltd.	36,000	294,493
	Kamei Corp.	59,000	570,945
	Kanaden Corp.	55,000	273,537
	Kanagawa Chuo Kotsu Co., Ltd.	100,000	559,784
	Kanamoto Co., Ltd.	43,000	223,075
* #	Kanebo, Ltd.	832,000	1,263,564
* #	Kanematsu Corp.	570,500	859,337
	Kanematsu Electronics, Ltd.	45,500	483,503
* #	Kanematsu-NNK Corp.	60,000	134,045
	Kanto Auto Works, Ltd., Yokosuka	112,900	1,324,436
	Kanto Denka Kogyo Co., Ltd.	93,000	374,078
	Kanto Natural Gas Development Co., Ltd.	104,000	625,066
* #	Kanto Tsukuba Bank, Ltd.	45,500	245,475
	Kasai Kogyo Co., Ltd.	59,000	192,390
	Kasei (C.I.) Co., Ltd.	46,000	161,359
#	Kasumi Co., Ltd.	132,000	790,804
	Katakura Chikkarin Co., Ltd.	27,000	76,904
	Katakura Industries Co., Ltd.	55,000	526,675
#	Kato Sangyo Co., Ltd.	60,300	833,110
#	Kato Works Co., Ltd.	82,000	151,019
*	Katsumura Construction Co., Ltd.	48,600	53,174
	Kawada Industries, Inc.	76,000	221,449
* #	Kawai Musical Instruments Manufacturing Co., Ltd.	99,000	132,973
*	Kawamoto Corp.	4,000	23,430

8

*	Kawasaki Kasei Chemicals, Ltd.	36,000	39,635
	Kawashima Textile Manufacturers, Ltd.	126,000	167,985
	Kawasho Gecoss Corp.	57,900	247,017
	Kawasumi Laboratories, Inc.	26,000	179,703
	Kawatetsu Systems, Inc.	112	146,515
	Kayaba Industry Co., Ltd.	334,000	1,049,562
*	Keihanshin Real Estate Co., Ltd.	62,000	278,439
#	Keihin Co., Ltd.	100,000	176,850
*	Keihin Corp.	22,300	357,132
	Keiiyu Co., Ltd.	15,000	177,279
*	Keiyo Bank, Ltd.	375,000	1,082,891
#	Keiyo Co., Ltd.	139,900	516,499
#	Kentucky Fried Chicken Japan, Ltd.	55,000	1,039,597
*	Kenwood Corp.	500,000	982,958
#	Key Coffee, Inc.	36,600	486,584
#	Kibun Food Chemifa Co., Ltd.	49,000	835,521
*	Kimmon Manufacturing Co., Ltd.	41,000	47,375
*	Kimura Chemical Plants Co., Ltd.	27,000	39,176
	Kinki Coca-Cola Bottling Co., Ltd.	103,000	926,472
*	Kinki Nippon Tourist Co., Ltd.	133,000	288,974
	Kinki Sharyo Co., Ltd., Nagaokakyo	101,000	275,524
*	Kinsho Corp.	21,000	74,467
	Kinugawa Rubber Industrial Co., Ltd.	107,000	220,082
	Kioritz Corp.	96,000	212,477
*	Kirindo Co., Ltd.	10,300	95,874
	Kishu Paper Co., Ltd.	125,000	201,584
#	Kisoji Co., Ltd.	37,500	529,601
#	Kitagawa Iron Works Co., Ltd.	124,000	256,820
	Kita-Nippon Bank, Ltd.	13,006	607,733
	Kitano Construction Corp.	124,000	231,724
	Kitazawa Sangyo Co., Ltd.	17,500	40,818
#	Kitz Corp.	234,000	1,140,834
	Kiyo Bank, Ltd.	661,000	1,237,153
	Koa Corp.	67,300	505,013
	Koatsu Gas Kogyo Co., Ltd.	93,000	319,710
	Kobayashi Yoko Co., Ltd.	16,900	336,952
	Kodensha Co., Ltd.	14,000	40,615
#	Koekisha Co., Ltd.	9,600	208,201
	Kohnan Shoji Co., Ltd.	36,200	546,574
#	Kohsoku Corp.	24,000	153,804
*	Kohsoku Corp.	24,000	153,804
	Koike Sanso Kogyo Co., Ltd.	71,000	153,616
	Koito Industries, Ltd.	66,000	280,397
#	Kojima Co., Ltd.	61,800	659,184
*	Kokune Corp.	42,000	381
* #	Kokusai Kogyo Co., Ltd.	60,000	185,375
	Komai Tekko, Inc.	53,000	149,893
#	Komatsu Electronics Metals Co., Ltd.	49,300	507,423
	Komatsu Seiren Co., Ltd.	69,000	358,383
	Komatsu Wall Industry Co., Ltd.	17,300	279,718
	Konaka Co., Ltd.	36,300	395,001
#	Konami Sports Corp.	49,600	907,128
	Kondotec, Inc.	18,500	110,572
	Konishi Co., Ltd.	32,300	302,365

9

	Kosaido Co., Ltd.	34,000	273,266
#	Kosei Securities Co., Ltd.	137,000	242,087
* #	Kubotek Corp.	209	267,257
	Kumiai Chemical Industry Co., Ltd., Tokyo	139,000	293,408
	Kurabo Industries, Ltd.	402,000	813,494
	Kureha Chemical Industry Co., Ltd.	306,000	1,156,981
	Kurimoto, Ltd.	202,000	500,871
#	Kuroda Electric Co., Ltd.	31,200	704,437
*	Kuroda Electric Co., Ltd.	31,200	704,437
	Kurosaki Harima Corp.	125,000	318,777
#	Kyoden Co., Ltd.	83,000	709,780
	Kyodo Printing Co., Ltd.	152,000	544,577
#	Kyodo Shiryo Co., Ltd.	145,000	169,838
	Kyoei Sangyo Co., Ltd.	44,000	135,289
#	Kyoei Tanker Co., Ltd.	53,000	133,733
	Kyokuto Boeki Kaisha, Ltd.	36,000	100,112
	Kyokuto Kaihatsu Kogyo Co., Ltd.	45,800	511,540
	Kyokuyo Co., Ltd.	167,000	295,782
#	Kyoritsu Maintenance Co., Ltd.	15,400	322,048
	Kyosan Electric Manufacturing Co., Ltd.	97,000	302,181
	Kyoto Kimono Yuzen Co., Ltd.	128	262,579
	Kyowa Electronic Instruments Co., Ltd.	30,000	82,618
	Kyowa Exeo Corp.	201,000	1,310,801
	Kyowa Leather Cloth Co., Ltd.	38,800	219,608
	Kyudenko Corp.	140,000	638,960
*	Kyushu-Shinwa Holdings, Inc.	509,000	900,607
#	Laox Co., Ltd.	54,000	115,713
#	Life Corp.	85,400	1,078,424
*	Link Consulting Associates - Japan Corp.	24,300	118,708
*	Lonseal Corp.	69,000	63,216
*	Look, Inc.	50,000	211,421
	Macnica, Inc.	28,400	725,163
	Maeda Corp.	295,000	1,243,200
	Maeda Road Construction Co., Ltd.	161,000	1,134,200
	Maezawa Industries, Inc.	27,700	151,200
	Maezawa Kaisei Industries Co., Ltd.	25,400	440,489
	Maezawa Kyuso Industries Co., Ltd.	25,400	328,718
*	Magara Construction Co., Ltd.	61,000	65,763
#	Makino Milling Machine Co., Ltd.	149,000	785,585
*	Mamiya-Op Co., Ltd.	58,000	79,693
	Marche Corp.	10,700	108,862
#	Mars Engineering Corp.	44,400	1,534,043
	Marubeni Construction Material Lease Co., Ltd.	54,000	93,268
* #	Marubeni Telecom Co., Ltd.	117	106,272
	Marubun Corp.	44,600	303,995
	Marudai Food Co., Ltd.	214,000	409,889
*	Maruei Department Store Co., Ltd.	72,000	184,622
	Maruetsu, Inc.	140,000	632,141
	Maruha Group, Inc.	477,000	848,269
* #	Maruishi Holdings Co., Ltd.	214,000	1,942
	Marusan Securities Co., Ltd.	106,000	567,704
	Maruwa Co., Ltd.	17,500	268,628
	Maruwn Corp.	44,000	105,949
	Maruya Co., Ltd.	14,000	102,927

10

	Maruyama Manufacturing Co., Inc.	73,000	119,005
* #	Maruzen Co., Ltd.	179,000	431,243
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	30,000	170,190
	Maruzen Showa Unyu Co., Ltd.	156,000	488,826
	Maspro Denkoh Corp.	32,300	346,098
	Matsuda Sangyo Co., Ltd.	34,500	275,489
	Matsui Construction Co., Ltd.	40,000	139,086
* #	Matsuo Bridge Co., Ltd.	37,000	78,943
#	Matsuya Co., Ltd.	84,000	398,657
	Matsuya Foods Co., Ltd.	30,300	624,527
#	Matsuzakaya Co., Ltd.	289,077	1,175,535
	Max Co., Ltd.	89,000	909,998
*	Maxvalu Tohok Co., Ltd.	18,200	153,641
*	MEC Co., Ltd.	13,700	196,662
#	Megachips Corp.	39,100	414,106
	Meidensha Corp.	378,050	686,856
* #	Meiji Machine Co., Ltd.	90,000	141,445
	Meiji Shipping Co., Ltd.	47,000	167,173
	Meisei Industrial Co., Ltd.	29,000	99,147
#	Meito Sangyo Co., Ltd.	43,600	716,764
	Meito Transportation Co., Ltd.	22,000	185,790
	Meiwa Estate Co., Ltd.	36,900	363,809
	Meiwa Industry Co., Ltd.	15,000	44,372
*	Meiwa Trading Co., Ltd.	55,000	117,626
	Melco Holdings, Inc.	9,000	154,947
#	Mercian Corp.	235,000	523,168
*	Mesco, Inc.	15,000	46,990
	Michinoku Bank, Ltd.	148,000	744,818
	Mikuni Coca-Cola Bottling Co., Ltd.	92,000	876,391
	Milbon Co., Ltd.	16,600	431,627
#	Mimasu Semiconductor Industry Co., Ltd.	33,200	427,512
	Ministop Co., Ltd.	45,500	744,982
	Mirai Group Co., Ltd.	49,000	86,384
	Miroku Jyoho Service Co., Ltd.	22,500	173,711
* #	Misawa Homes Holdings, Inc.	358,900	1,064,879
#	Misawa Resort Co., Ltd.	90,000	247,107
	Mito Securities Co., Ltd.	113,000	313,889
#	Mitsuba Corp.	73,690	504,042
*	Mitsubishi Cable Industries, Ltd.	277,000	306,982
*	Mitsubishi Kakoki Kaisha, Ltd.	117,000	212,247
#	Mitsubishi Paper Mills, Ltd.	554,000	784,810
	Mitsubishi Pencil Co., Ltd.	61,000	416,446
#	Mitsubishi Plastics, Inc.	356,000	881,675
	Mitsubishi Shindoh Co., Ltd.	82,000	170,739
	Mitsubishi Steel Manufacturing Co., Ltd.	253,000	331,367
	Mitsuboshi Belting, Ltd.	153,000	615,136
	Mitsui High-Tec, Inc.	68,400	823,010
	Mitsui Home Co., Ltd.	108,000	537,070
	Mitsui Knowledge Industry Co., Ltd.	20,100	159,377
* #	Mitsui Matsushima Co., Ltd.	90,000	192,221
* #	Mitsui Mining Co., Ltd.	251,500	762,156
	Mitsui Sugar Co., Ltd.	145,000	372,539
	Mitsui-Soko Co., Ltd.	221,000	664,124

11

	Mitsumi Electric Co., Ltd.	119,300	1,282,014
#	Mitsumura Printing Co., Ltd.	49,000	260,061
	Mitsuuroko Co., Ltd.	107,000	704,294
	Miura Co., Ltd.	72,700	1,099,068
	Miura Printing Corp.	16,000	55,422
	Miyaji Engineering Group	90,000	159,344
	Miyazaki Bank, Ltd.	275,000	1,003,455
#	Miyoshi Oil & Fat Co., Ltd.	120,000	225,724
	Miyuki Keori Co., Ltd.	50,000	190,679
#	Mizuno Corp.	215,000	810,098
*	Mochida Pharmaceutical Co., Ltd.	12,000	71,452
*	Momiji Holdings, Inc.	340	590,138
	Mori Seiki Co., Ltd.	152,300	1,090,271
#	Morinaga & Co., Ltd.	470,000	1,008,098
* #	Morishita Jinton Co., Ltd.	32,800	138,779
	Morita Corp.	74,000	384,907
#	Moritex Corp.	15,000	123,624
	Morozoff, Ltd., Osaka	50,000	92,069
	Mory Industries, Inc.	66,000	188,502
	Mos Food Services, Inc.	47,000	575,427
	Moshi Moshi Hotline, Inc.	8,700	651,856
#	MR Max Corp.	56,300	181,255
*	Mutoh Industries, Ltd.	78,000	176,017
	Mutow Co., Ltd.	38,000	178,070
	Myojo Foods Co., Ltd.	67,000	459,239
*	Mystar Engineering Corp.	15,600	80,983
	Nabtesco Corp.	210,000	1,030,682
#	NAC Co., Ltd.	13,000	129,330
#	Nachi-Fujikoshi Corp.	433,000	1,092,765
	Nagano Bank, Ltd.	149,000	425,868
*	Nagano Japan Radio Co., Ltd.	27,000	40,555
	Nagatanien Co., Ltd.	62,000	456,205
* #	Naigai Co., Ltd.	109,000	122,919
	Nakabayashi Co., Ltd.	76,000	128,185
#	Nakamuraya Co., Ltd.	85,000	270,110
*	Nakano Corp.	49,000	100,429
#	Nakayama Steel Works, Ltd.	203,000	795,022
	Nakayo Telecommunications, Inc.	36,000	138,450
#	NEC Infrontia Corp.	196,000	555,565
*	NEC Mobiling, Ltd.	20,000	439,466
	NEC System Integration & Construction, Ltd.	70,800	559,601
#	NEC Tokin Corp.	189,000	797,261
#	Neturen Co., Ltd., Tokyo	66,000	414,654
	New Japan Radio Co., Ltd.	62,000	523,736
*	New Real Property KK	43,900	0
#	Nichia Steel Works, Ltd.	67,900	274,632
#	Nichias Corp.	237,000	878,915
	Nichiban Co., Ltd.	58,000	207,525
*	Nichiboshin, Ltd.	1,190	1,080
	Nichiha Corp.	64,980	973,960
#	Nichimo Co., Ltd.	54,000	177,657
*	Nichimo Corp.	85,000	72,267
	Nichireki Co., Ltd.	44,000	167,234
	Nichiro Corp.	289,000	419,655

12

#	Nidec Tosok Corp.	27,800	510,525
	Nihon Dempa Kogyo Co., Ltd.	32,100	661,122
	Nihon Eslead Corp.	19,440	404,072
#	Nihon Inter Electronics Corp.	54,000	492,611
	Nihon Kagaku Sangyo Co., Ltd.	32,000	151,204
*	Nihon Kentetsu Co., Ltd.	27,000	53,628
#	Nihon Kohden Corp.	85,000	885,158
	Nihon Matai Co., Ltd.	50,000	99,395
	Nihon Nohyaku Co., Ltd.	103,000	181,387
#	Nihon Parkerizing Co., Ltd.	105,000	790,456
	Nihon Seiko Co., Ltd.	11,000	31,017
	Nihon Shokuh Kako Co., Ltd.	40,000	101,798
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	85,356
	Nihon Tokushu Toryo Co., Ltd.	35,000	219,240
	Nihon Unisys, Ltd.	125,100	941,739
*	Niitaka Co., Ltd.	6,600	91,294
	Nikken Chemicals Co., Ltd.	112,000	334,294
	Nikkiso Co., Ltd.	107,000	480,012
	Nikko Co., Ltd., Akashi	66,000	199,400
	Nikko Travel Co., Ltd.	6,100	37,156
*	Nikko Travel Co., Ltd.	6,100	37,156
*	Nippei Toyama Corp.	80,000	158,354
	Nippo Corp.	185,000	1,061,366
*	Nippon Avionics Co., Ltd.	40,000	133,662
	Nippon Beet Sugar Manufacturing Co., Ltd.	243,000	453,878
* #	Nippon Carbide Industries Co., Inc., Tokyo	101,000	185,225
#	Nippon Carbon Co., Ltd.	177,000	290,466
#	Nippon Ceramic Co., Ltd.	37,000	450,644
	Nippon Chemical Industrial Co., Ltd.	143,000	519,562
	Nippon Chemi-Con Corp.	208,000	1,030,663
*	Nippon Chemiphar Co., Ltd.	49,000	219,455
	Nippon Chutetsukan KK	44,000	79,522
	Nippon Concrete Industries Co., Ltd.	65,000	122,208
*	Nippon Conveyor Co., Ltd.	43,000	42,935
#	Nippon Denko Co., Ltd.	177,000	681,395
	Nippon Densetsu Kogyo Co., Ltd.	105,000	506,158
	Nippon Denwa Shisetu Co., Ltd.	104,000	329,779
#	Nippon Felt Co., Ltd.	28,000	132,692
	Nippon Fine Chemical Co., Ltd.	40,000	158,482
	Nippon Flour Mills Co., Ltd.	271,000	1,140,369
*	Nippon Foil Mfg., Co., Ltd.	21,000	40,644
	Nippon Formula Feed Manufacturing Co., Ltd.	100,000	168,905
	Nippon Gas Co., Ltd.	72,000	489,659
	Nippon Hume Corp.	43,000	96,723
*	Nippon Jogesuido Sekkei Co., Ltd.	26	31,443
#	Nippon Kanzai Co., Ltd.	32,700	494,842
* #	Nippon Kasei Chemical Co., Ltd.	154,000	292,862
*	Nippon Kinzoku Co., Ltd.	93,000	160,351
#	Nippon Koei Co., Ltd., Tokyo	137,000	321,618
	Nippon Konpo Unyu Soko Co., Ltd.	121,000	1,180,111
* #	Nippon Koshuha Steel Co., Ltd.	221,000	292,769
* #	Nippon Metal Industry Co., Ltd.	278,000	445,951
	Nippon Pigment Co., Ltd.	11,000	32,832
#	Nippon Pillar Packing Co., Ltd.	33,000	228,749

13

	Nippon Piston Ring Co., Ltd.	133,000	257,632
	Nippon Road Co., Ltd.	147,000	263,099
#	Nippon Seiki Co., Ltd.	85,000	831,926
	Nippon Seisen Co., Ltd.	39,000	138,397
#	Nippon Sharyo, Ltd.	233,000	526,019
	Nippon Shinyaku Co., Ltd.	120,000	751,111
	Nippon Signal Co., Ltd.	109,000	556,591
#	Nippon Soda Co., Ltd.	233,000	652,215
#	Nippon Suisan Kaisha, Ltd.	457,000	1,357,239
	Nippon Synthetic Chemical Industry Co., Ltd.	152,000	363,178
	Nippon System Development Co., Ltd.	40,600	676,028
	Nippon Systemware Co., Ltd.	20,000	138,543
#	Nippon Thompson Co., Ltd.	117,000	708,848
	Nippon Tungsten Co., Ltd.	44,000	94,602
	Nippon Valqua Industries, Ltd.	119,000	278,428
*	Nippon Yakin Kogyo Co., Ltd.	132,000	551,407
#	Nippon Yusoki Co., Ltd.	49,000	156,564
#	Nishimatsu Construction Co., Ltd.	238,000	736,712
	Nishishiba Electric Co., Ltd.	28,000	43,093
* #	Nissan Diesel Motor Co., Ltd.	378,000	1,055,961
*	Nissei Corp.	51,500	499,684
	Nissei Plastic Industrial Co., Ltd.	35,000	208,262
*	Nisseki House Industry Co., Ltd.	260,000	2,359
#	Nissha Printing Co., Ltd.	81,000	1,229,508
#	Nisshin Fire & Marine Insurance Co., Ltd.	293,000	1,019,525
	Nisshin Fudosan Co., Ltd.	25,900	244,602
	Nissho Electronics Corp.	49,900	360,397
* #	Nissho Iwai-Nichmen Holdings Corp.	347,100	1,347,247
	Nissin Co., Ltd.	413,200	887,846
*	Nissin Co., Ltd.	413,200	858,529
	Nissin Corp.	150,000	331,379
	Nissin Electric Co., Ltd.	177,000	438,371
	Nissin Kogyo Co., Ltd.	37,600	1,133,343
	Nissin Sugar Manufacturing Co., Ltd.	74,000	139,821
	Nissui Pharmaceutical Co., Ltd.	34,000	202,198
	Nitchitsu Co., Ltd.	14,000	25,449
	Nitta Corp.	48,800	783,766
	Nittan Valve Co., Ltd.	58,000	343,042
	Nittetsu Mining Co., Ltd.	132,000	518,834
	Nitto Boseki Co., Ltd.	404,000	715,640
	Nitto Electric Works, Ltd.	74,700	598,080
*	Nitto FC Co., Ltd.	41,000	220,373
	Nitto Flour Milling Co., Ltd.	54,000	148,454
	Nitto Kohki Co., Ltd.	36,600	650,644
	Nitto Seiko Co., Ltd.	56,000	141,491
#	Nitto Seimo Co., Ltd.	32,000	63,862
* #	Nittoc Construction Co., Ltd.	61,000	121,603
#	NIWS Co., Ltd.	462	1,174,393
	Noda Corp.	12,500	82,894
	NOF Corp.	325,000	1,130,523
	Nohmi Bosai, Ltd.	68,000	336,099
	Nomura Co., Ltd.	61,000	374,437
#	Noritake Co., Ltd.	320,000	1,248,235
	Noritsu Koki Co., Ltd.	42,000	809,839

14

	Noritz Corp.	81,800	1,217,195
	Nosan Corp.	201,000	377,658
	Obayashi Road Corp.	65,000	128,022
	Odakyu Construction Co., Ltd.	29,000	73,750
	Odakyu Real Estate Co., Ltd.	58,000	138,478
	Oenon Holdings, Inc.	89,000	223,069
*	Ohki Corp.	73,000	662
*	Ohmori Co., Ltd.	18,400	14,340
	Oie Sangyo Co., Ltd.	13,200	97,173
	Oiles Corp.	32,500	673,785
	Oita Bank, Ltd.	221,000	1,044,789
	Okabe Co., Ltd.	29,000	113,508
#	Okamoto Industries, Inc.	212,000	567,611
*	Okamoto Machine Tool Works, Ltd.	75,000	163,316
	Okamura Corp.	185,000	1,160,435
	Okaya Electric Industries Co., Ltd.	32,000	98,567
	Oki Electric Cable Co., Ltd.	56,000	107,499
	Okinawa Electric Power Co., Ltd.	22,900	940,239
*	OKK Corp.	101,000	208,018
*	Okuma and Howa Machinery, Ltd.	69,000	124,150
* #	Okuma Corp.	223,000	668,766
#	Okura Industrial Co., Ltd.	107,000	612,550
	Okuwa Co., Ltd.	73,000	821,327
	Olympic Corp.	36,100	444,818
	O-M, Ltd.	46,000	67,557
*	Omikenshi Co., Ltd.	78,000	76,958
	Ono Sokki Co., Ltd.	43,000	255,503
*	Onoken Co., Ltd.	31,000	394,638
#	Organo Corp.	101,000	527,725
*	Orient Watch Co., Ltd.	12,000	4,464
	Oriental Construction Co., Ltd.	39,000	185,862
#	Oriental Yeast Co., Ltd.	52,000	378,434
#	Origin Electric Co., Ltd.	54,000	264,678
	Original Engineering Consultants Co., Ltd.	9,000	49,051
	Osaka Securities Finance Co., Ltd.	54,000	145,824
#	Osaka Steel Co., Ltd.	72,200	930,578
#	Osaki Electric Co., Ltd.	56,000	225,874
	Oyo Corp.	45,800	397,796
	P.S. Mitsubishi Construction Co., Ltd.	46,500	186,356
	Pacific Industrial Co., Ltd.	86,000	416,025
* #	Pacific Metals Co., Ltd.	278,000	1,227,592
*	Paramount Bed Co., Ltd.	43,000	1,034,615
	Parco Co., Ltd.	124,000	760,248
*	Pasco Corp.	111,500	278,247
#	Patlite Corp.	14,540	240,643
	PCA Corp.	12,000	161,123
* #	Penta-Ocean Construction Co., Ltd.	574,000	870,637
#	Pentax Corp.	197,000	685,970
	Petrolub International Co., Ltd.	24,800	125,181
* #	PIA Corp.	13,200	286,201
	Pigeon Corp.	37,000	553,599
	Pilot Corp.	65	200,726
#	Piolax, Inc.	19,600	360,725
	Pocket Card Co., Ltd.	41,000	551,129

15

	Pokka Corp.	57,000	245,858
	Poplar Co., Ltd.	13,560	173,435
	Posful Corp.	36,900	224,792
* #	Press Kogyo Co., Ltd.	162,000	505,621
* #	Prima Meat Packers, Ltd.	355,000	406,201
	Pulstec Industrial Co., Ltd.	21,200	118,494
	Q’Sai Co., Ltd.	51,600	514,557
	Raito Kogyo Co., Ltd.	95,500	393,466
	Rasa Industries, Ltd.	119,000	272,190
* #	Renown D’urban Holdings, Inc.	59,800	818,204
#	Resorttrust Inc.	44,900	1,213,072
	Rheon Automatic Machinery Co., Ltd.	40,000	116,903
#	Rhythm Watch Co., Ltd.	344,000	648,038
	Ricoh Elemex Corp.	35,000	177,408
	Ricoh Leasing Co., Ltd.	47,500	1,140,732
#	Right On Co., Ltd.	34,100	955,275
	Rikei Corp.	22,500	61,313
	Riken Corp.	193,000	727,958
	Riken Keiki Co., Ltd.	33,000	187,161
	Riken Technos Corp.	106,000	423,949
	Riken Vitamin Co., Ltd.	39,500	772,106
#	Ringer Hut Co., Ltd.	38,300	397,521
	Rion Co., Ltd.	5,000	23,878
#	Rock Field Co., Ltd.	25,300	367,359
#	Rohto Pharmaceutical Co., Ltd.	88,000	896,271
	Roland Corp.	40,600	659,056
#	Roland DG Corp.	13,000	633,461
#	Royal Co., Ltd.	71,000	904,555
	Ryobi, Ltd.	280,000	970,806
	Ryoden Trading Co., Ltd.	70,000	384,771
	Ryosan Co., Ltd.	51,800	1,110,250
	Ryoyo Electro Corp.	48,400	660,531
	S Foods, Inc.	28,000	195,283
* #	S Science Co., Ltd.	285,000	80,309
#	S.T. Chemical Co., Ltd.	48,000	571,932
* #	Saeki Kensetsu Kogyo Co., Ltd.	71,000	82,386
#	Sagami Chain Co., Ltd.	37,000	316,074
	Sagami Co., Ltd.	51,000	175,671
	Sagami Rubber Industries Co., Ltd.	15,000	42,254
* #	Saibu Gas Co., Ltd.	525,000	1,005,759
*	Sailor Pen Co., Ltd.	74,000	164,310
#	Saizeriya Co., Ltd.	78,100	1,150,504
	Sakai Chemical Industry Co., Ltd.	167,000	657,592
	Sakai Heavy Industries, Ltd.	60,000	130,343
* #	Sakai Ovex Co., Ltd.	85,000	149,593
	Sakata Inx Corp.	102,000	510,482
	Sakata Seed Corp.	89,400	1,076,150
*	Sakurada Co., Ltd.	38,000	49,020
	Sala Corp.	61,500	279,472
	San-Ai Oil Co., Ltd.	134,000	501,217
#	Sanix, Inc.	65,000	440,891
	Sankei Building Co., Ltd.	79,000	428,139
	Sanki Engineering Co., Ltd.	136,000	914,588
	Sanko Co., Ltd.	12,000	76,899

16

	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	94,178
	Sankyo Seiko Co., Ltd.	97,000	441,642
#	Sankyu, Inc., Tokyo	450,000	1,196,907
	Sanoh Industrial Co., Ltd.	53,000	321,700
	Sanrio Co., Ltd.	97,500	956,206
	Sanritsu Corp.	5,400	40,208
	Sanshin Electronics Co., Ltd.	57,000	409,294
* #	Sanyo Chemical Industries, Ltd.	192,000	1,308,592
#	Sanyo Denki Co., Ltd.	95,000	457,200
#	Sanyo Electric Credit Co., Ltd.	49,400	819,098
	Sanyo Engineering & Construction, Inc.	34,000	138,133
	Sanyo Industries, Ltd., Tokyo	48,000	112,133
	Sanyo Shokai, Ltd.	216,000	1,287,458
	Sanyo Special Steel Co., Ltd.	283,000	518,835
* #	Sasebo Heavy Industries Co., Ltd., Tokyo	228,000	292,943
*	Sata Construction Co., Ltd., Gumma	61,000	58,125
*	Sato Corp.	51,500	1,271,644
	Sato Shoji Corp.	31,000	194,378
	Satori Electric Co., Ltd.	27,980	345,520
	Sawafugji Electric Co., Ltd.	31,000	74,110
*	Secom Joshinetsu Co., Ltd.	21,400	408,395
	Secom Techno Service Co., Ltd.	22,000	750,002
*	Seibu Electric Industry Co., Ltd.	31,000	122,081
#	Seijo Corp.	17,400	232,264
	Seika Corp.	145,000	239,258
*	Seikitokyu Kogyo Co., Ltd.	86,000	85,775
#	Seiko Corp.	187,407	1,153,992
#	Seiren Co., Ltd.	92,000	631,234
	Sekisui Jushi Co., Ltd.	73,000	447,731
	Sekisui Plastics Co., Ltd.	165,000	490,469
	Sekiwa Real Eastate, Ltd.	36,000	391,578
	Sekiwa Real Estate Chubu, Ltd.	17,000	93,711
	Sekonic Corp.	17,000	37,237
	Senko Co., Ltd.	205,000	710,785
*	Senshu Electric Co., Ltd.	13,500	175,962
	Senshukai Co., Ltd.	75,000	626,039
	Shaddy Co., Ltd.	32,200	345,288
#	Shibaura Mechatronics Corp.	79,000	448,361
	Shibusawa Warehouse Co., Ltd.	115,000	265,154
	Shibuya Kogyo Co., Ltd.	54,000	428,764
*	Shikibo, Ltd.	155,000	209,809
	Shikoku Chemicals Corp.	89,000	316,627
	Shikoku Coca-Cola Bottling Co., Ltd.	41,100	494,892
	Shimizu Bank, Ltd.	15,500	702,539
	Shin Nippon Air Technologies Co., Ltd.	35,380	232,848
	Shinagawa Refractories Co., Ltd.	104,000	287,900
*	Shindengen Electric Manufacturing Co., Ltd.	129,000	404,884
	Shin-Etsu Polymer Co., Ltd.	144,000	801,169
#	Shinkawa, Ltd.	32,500	574,711
	Shin-Keisei Electric Railway Co., Ltd.	97,000	341,453
	Shinki Co., Ltd.	64,300	468,892
#	Shinko Electric Co., Ltd.	257,000	636,620
	Shinko Plantech Co., Ltd.	27,000	38,472
	Shinko Shoji Co., Ltd.	36,000	265,137

17

	Shin-Kobe Electric Machinery Co., Ltd.	82,000	335,169
#	Shinmaywa Industries, Ltd.	203,000	756,506
#	Shinsho Corp.	110,000	218,857
#	Shinwa Kaiun Kaisha, Ltd.	257,000	817,929
	Shinyei Kaisha	54,000	121,438
	Shiraishi Corp.	25,000	38,078
	Shiroki Co., Ltd.	132,000	331,577
	Shizuki Electric Co., Inc.	47,000	112,158
	Shizuokagas Co., Ltd.	100,000	402,211
*	Sho-Bond Corp.	46,200	350,372
	Shobunsha Publications, Inc.	25,000	339,567
* #	Shochiku Co., Ltd.	173,000	1,009,578
#	Shoei Co., Ltd.	28,800	415,986
	Shoei Foods Corp.	26,000	154,609
#	Shoko Co., Ltd.	156,000	227,895
	Shokusan Bank, Ltd.	98,000	338,061
	Showa Aircraft Industry Co., Ltd.	54,000	322,198
	Showa Corp.	39,500	520,426
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	329,000	411,991
	Showa Highpolymer Co., Ltd.	86,000	241,128
	Showa Mining Co., Ltd.	66,000	96,001
	Showa Sangyo Co., Ltd.	296,000	685,320
	Showa Tansan Co., Ltd.	31,000	98,528
#	Siix Corp.	9,000	155,325
	Silver Ox Inc.	30,000	65,857
* #	Silver Seiko, Ltd.	228,000	97,259
	Simree Co., Ltd.	11,700	45,455
	Sinanen Co., Ltd.	160,000	821,873
	Sintokogio, Ltd., Nagoya	89,000	469,955
*	SK Japan Co., Ltd.	8,250	81,334
	SMK Corp.	127,000	555,041
* #	Snow Brand Milk Products Co., Ltd.	392,500	1,139,095
	Snow Brand Seed Co., Ltd.	30,000	111,541
	SNT Corp.	31,000	165,904
	Soda Nikka Co., Ltd.	35,000	91,959
#	Sodick Co., Ltd.	69,000	425,954
*	Sofmap Co., Ltd.	9,300	38,800
	Software Research Associates, Inc.	6,200	73,375
	Sogo Medical Co., Ltd.	8,800	135,311
*	Sokkisha Co., Ltd.	40,000	92,318
	Somar Corp.	22,000	64,896
	Sonton Food Industry Co., Ltd.	27,000	264,788
#	Sorun Corp.	41,000	231,177
#	Sotetsu Rosen Co., Ltd.	44,000	248,323
	Sotoh Co., Ltd.	12,000	176,876
	Space Co., Ltd.	22,380	209,409
* #	SPC Electronics Corp.	29,000	99,198
	SPK Corp.	7,800	107,528
	SRL, Inc.	66,900	698,849
	SS Pharmaceutical Co., Ltd., Tokyo	205,000	1,338,394
	Star Micronics Co., Ltd.	89,000	708,134
	Starzen Corp.	126,000	281,252
#	Stella Chemifa Corp.	18,600	315,838
	Subaru Enterprise Co., Ltd.	36,000	108,856

18

#	Sugi Pharmacy Co., Ltd.	9,200	288,337
*	Sugimoto & Co., Ltd.	13,500	135,872
#	Sumida Corp.	26,290	576,590
	Suminoe Textile Co., Ltd.	122,000	239,638
* #	Sumitomo Coal Mining Co., Ltd.	239,500	331,921
	Sumitomo Densetsu Co., Ltd.	50,700	199,710
	Sumitomo Electric Industries, Ltd.	58,962	523,355
#	Sumitomo Light Metal Industries, Ltd.	493,000	783,558
* #	Sumitomo Mitsui Construction Co., Ltd.	413,600	399,818
	Sumitomo Pipe & Tube Co., Ltd.	52,000	148,505
	Sumitomo Precision Products Co., Ltd., Amagasaki City	84,000	247,134
#	Sumitomo Seika Chemicals Co., Ltd.	102,000	267,891
* #	Sumitomo Titanium Corp.	14,300	518,547
#	Sumitomo Warehouse Co., Ltd.	235,000	942,472
	Sun Wave Corp.	80,000	277,339
	Sundrug Co., Ltd.	3,200	84,569
*	Sundrug Co., Ltd.	3,200	84,569
	SunTelephone Co., Ltd.	55,000	311,979
#	Suruga Corp.	15,400	274,844
* #	Suzutan Co., Ltd.	13,200	104,800
	SXL Corp.	129,000	232,995
	Sysmex Corp.	39,800	1,475,055
#	T.Hasegawa Co., Ltd.	66,500	928,448
#	Tabai Espec Corp.	34,000	335,981
#	Tachihi Enterprise Co., Ltd.	20,350	776,858
	Tachikawa Corp.	32,300	194,232
	Tachi-S Co., Ltd.	42,100	485,198
	Tadano, Ltd.	201,000	919,872
	Taihei Dengyo Kaisha, Ltd.	70,000	269,593
* #	Taihei Kogyo Co., Ltd.	114,000	220,632
*	Taiheiyo Kouhatsu, Inc.	90,000	111,346
	Taiho Kogyo Co., Ltd.	42,000	403,897
	Taikisha, Ltd.	97,000	1,389,634
*	Taisei Lamick Co., Ltd.	8,500	188,199
	Taisei Rotec Corp.	140,000	280,603
#	Taito Co., Ltd.	70,000	184,425
	Taito Corp.	573	822,389
	Taiyo Toyo Sanso Co., Ltd.	232,000	1,007,373
	Takada Kiko Co., Ltd.	31,000	203,006
	Takagi Securities Co., Ltd.	94,000	233,564
#	Takamatsu Corp.	29,300	851,030
	Takano Co., Ltd.	24,600	373,879
*	Takaoka Electric Manufacturing Co., Ltd., Tokyo	156,000	211,096
* #	Taka-Q Co., Ltd.	34,500	67,452
#	Takara Co., Ltd.	224,000	984,330
	Takara Printing Co., Ltd.	17,050	136,024
	Takara Standard Co., Ltd.	36,000	205,703
*	Takarabune Corp.	26,000	236
	Takasago International Corp.	156,000	742,234
	Takasago Thermal Engineering Co., Ltd.	147,000	980,089
	Takashima & Co., Ltd.	60,000	164,108
	Takigami Steel Construction Co., Ltd.	42,000	305,018
	Takiron Co., Ltd.	118,000	562,572
#	Takuma Co., Ltd.	143,000	1,020,852

19

	Tamura Corp.	123,000	513,863
*	Tamura Taiko Holdings, Inc.	84,000	382,598
	Tanseisha Co., Ltd.	26,000	97,830
	Tasaki Shinju Co., Ltd.	53,000	218,861
#	Tateho Chemical Industries Co., Ltd.	26,500	91,467
	Tatsuta Electric Wire & Cable Co., Ltd.	106,000	181,078
	Taya Co., Ltd.	5,000	39,685
	Tayca Corp.	74,000	235,453
* #	TC Properties Co., Ltd.	579,000	0
	TCM Corp.	146,000	279,785
*	TDF Corp.	11,000	44,144
*	Teac Corp.	113,000	153,457
	Techno Ryowa, Ltd.	32,200	175,585
	Tecmo, Ltd.	35,100	250,561
	Teikoku Hormone Manufacturing Co., Ltd.	38,000	363,111
	Teikoku Piston Ring Co., Ltd.	55,000	476,442
	Teikoku Sen-I Co., Ltd.	39,000	167,851
	Teikoku Tsushin Kogyo Co., Ltd.	73,000	269,845
	Tekken Corp.	254,000	355,358
	Ten Allied Co., Ltd.	37,000	135,195
	Tenma Corp.	56,400	889,057
#	Teraoka Seisakusho Co., Ltd.	29,000	242,320
	Tetra Co., Ltd., Tokyo	41,000	110,245
*	The Daito Bank, Ltd.	155,000	196,830
#	The Nisshin Oillio Group, Ltd.	346,000	1,422,330
	Three F Co., Ltd.	12,200	91,569
	Tigers Polymer Corp.	27,000	125,568
* #	Titan Kogyo KK	36,000	74,878
#	TKC Corp.	48,300	737,617
	Toa Corp.	341,000	551,065
	Toa Doro Kogyo Co., Ltd.	65,000	137,413
	Toa Oil Co., Ltd.	145,000	241,846
*	Toabo Corp.	73,000	74,062
#	Toagosei Co., Ltd.	544,719	1,395,581
* #	Tobu Store Co., Ltd.	71,000	139,756
	TOC Co., Ltd.	94,000	717,703
*	Tocalo Co., Ltd.	11,000	338,599
	Tochigi Bank, Ltd.	163,000	850,309
	Tochigi Fuji Industrial Co., Ltd.	51,000	151,795
	Toda Kogyo Corp.	68,000	265,706
	Todentu Corp.	57,000	132,519
#	Toei Co., Ltd.	228,000	839,293
	Toenec Corp.	157,000	609,499
	Tohcello Co., Ltd.	47,000	213,376
	Toho Bank, Ltd.	174,000	641,784
	Toho Co., Ltd.	43,000	325,367
* #	Toho Rayon Co., Ltd.	203,000	539,767
	Toho Real Estate Co., Ltd.	98,000	355,571
	Toho Titanium Co., Ltd.	48,000	944,944
#	Toho Zinc Co., Ltd.	189,000	417,370
	Tohoku Bank, Ltd.	117,000	228,306
	Tohoku Misawa Homes Co., Ltd.	24,000	84,104
	Tohoku Pioneer Corp.	34,000	627,297
	Tohoku Telecommunications Construction Co., Ltd.	33,000	245,205

20

*	Tohpe Corp.	36,000	41,767
#	Tohto Suisan Co., Ltd.	54,000	96,586
#	Tokai Carbon Co., Ltd.	331,000	1,064,614
#	Tokai Corp.	120,000	448,228
* #	Tokai Kanko Co., Ltd.	333,000	93,711
	Tokai Konetsu Kogyo Co., Ltd.	15,000	55,046
*	Tokai Lease Co., Ltd.	18,000	28,256
#	Tokai Pulp & Paper Co., Ltd.	101,000	334,533
	Tokai Senko KK, Nagoya	47,000	78,439
	Tokai Tokyo Securities Co., Ltd.	461,250	1,254,819
	Tokico, Ltd.	189,000	598,406
	Tokimec, Inc.	119,000	202,673
	Toko Electric Corp.	39,000	109,822
	Toko, Inc.	151,000	461,432
	Tokushima Bank, Ltd.	111,200	715,910
	Tokushu Paper Manufacturing Co., Ltd.	80,000	370,222
	Tokyo Biso Kogyo Corp.	19,000	120,434
	Tokyo Denpa Co., Ltd.	11,000	123,829
#	Tokyo Dome Corp.	263,000	1,127,450
*	Tokyo Electron Device, Ltd.	109	292,496
	Tokyo Energy & Systems, Inc.	61,000	239,318
#	Tokyo Kikai Seisakusho, Ltd.	132,000	403,933
	Tokyo Leasing Co., Ltd.	96,900	1,095,685
#	Tokyo Nissan Auto Sales Co., Ltd.	97,000	218,933
	Tokyo Rakutenchi Co., Ltd.	92,000	336,883
*	Tokyo Rope Manufacturing Co., Ltd.	259,000	453,162
	Tokyo Sangyo Co., Ltd.	36,500	102,348
	Tokyo Soir Co., Ltd.	34,000	95,604
* #	Tokyo Tekko Co., Ltd.	67,000	252,536
	Tokyo Theatres Co., Inc., Tokyo	116,000	154,604
	Tokyotokeiba Co., Ltd.	422,000	623,386
#	Tokyu Community Corp.	22,800	329,340
* #	Tokyu Department Store Co., Ltd.	406,000	627,407
	Tokyu Livable Inc.	22,200	624,785
	Tokyu Recreation Corp.	48,000	253,157
#	Tokyu Store Chain Corp.	175,000	766,246
	Toli Corp.	106,000	241,037
	Tomato Bank, Ltd.	189,000	395,537
	Tomen Electronics Corp.	13,700	584,047
#	Tomoe Corp.	56,000	275,610
#	Tomoegawa Paper Co., Ltd.	55,000	170,757
	Tomoku Co., Ltd.	136,000	345,959
#	Tomy Co., Ltd.	32,400	501,236
#	Tonami Transportation Co., Ltd.	165,000	502,573
#	Topcon Corp.	78,000	830,308
	Topre Corp.	88,000	623,833
	Topy Industries, Ltd.	351,000	1,084,941
	Torigoe Co., Ltd.	35,000	171,517
	Torii Pharmaceutical Co., Ltd.	50,500	928,537
	Torishima Pump Manufacturing Co., Ltd., Osaka	47,000	255,114
	Tose Co., Ltd.	12,200	181,798
#	Toshiba Ceramics Co., Ltd.	350,000	993,545
	Toshiba Machine Co., Ltd.	294,000	1,064,027
	Toshiba Plant Kensetsu Co., Ltd.	166,000	724,089

21

	Tosho Printing Co., Ltd.	103,000	331,863
*	Totenko Co., Ltd.	35,000	66,089
	Totetsu Kogyo Co., Ltd.	53,000	185,059
*	Totoku Electric Co., Ltd., Tokyo	62,000	100,556
	Tottori Bank, Ltd.	148,000	497,352
#	Touei Housing Corp.	49,140	1,599,977
*	Toukei Computer Co., Ltd.	14,710	169,027
#	Towa Bank, Ltd.	340,000	657,513
*	Towa Corp.	33,000	256,776
	Towa Meccs Corp.	75,000	80,254
* #	Towa Real Estate Development Co., Ltd.	80,000	143,846
* #	Toyama Chemicals Co., Ltd.	336,000	1,144,320
	Toyo Bussan Co., Ltd.	27,900	243,177
* #	Toyo Communication Equipment Co., Ltd.	89,000	361,329
* #	Toyo Construction Co., Ltd.	398,000	350,778
#	Toyo Corp.	52,900	574,455
#	Toyo Electric Co., Ltd.	67,000	172,651
* #	Toyo Engineering Corp.	473,000	1,254,384
*	Toyo Kanetsu KK	220,000	321,319
	Toyo Kohan Co., Ltd.	165,000	617,517
#	Toyo Radiator Co., Ltd.	118,000	620,397
#	Toyo Securities Co., Ltd.	113,000	341,938
*	Toyo Shutter Co., Ltd.	77,000	80,317
*	Toyo Sugar Refining Co., Ltd.	60,000	67,118
	Toyo Tire & Rubber Co., Ltd.	332,000	1,036,965
	Toyo Wharf & Warehouse Co., Ltd.	118,000	215,005
#	Trans Cosmos, Inc.	36,700	1,152,757
	Trusco Nakayama Corp.	52,800	844,886
	Tsubaki Nakashima Co., Ltd.	81,500	939,003
	Tsubakimoto Chain Co.	312,000	1,046,762
	Tsubakimoto Kogyo Co., Ltd.	44,000	92,399
	Tsudakoma Corp.	101,000	210,183
*	Tsugami Corp.	144,000	379,097
	Tsukamoto Co., Ltd.	44,000	78,786
	Tsukishima Kikai Co., Ltd.	78,000	547,332
	Tsurumi Manufacturing Co., Ltd.	44,000	287,325
	Tsutsumi Jewelry Co., Ltd.	34,200	1,032,613
	Tsutsunaka Plastic Industry Co., Ltd.	73,000	298,983
	Tsuzuki Denki Co., Ltd.	36,000	122,945
	Tsuzuki Densan Co., Ltd.	14,200	58,828
	TYK Corp.	67,000	183,581
	U.Store Co., Ltd.	37,300	338,338
	Ube Material Industries, Ltd.	116,000	230,708
	Uchida Yoko Co., Ltd.	85,000	336,751
	Ueki Corp.	47,000	80,904
#	Unicafe, Inc.	10,360	144,148
	Unimat Offisco Corp.	32,600	385,009
#	Union Tool Co.	34,400	1,033,671
* #	Unitika, Ltd.	836,000	880,917
	U-Shin, Ltd.	40,000	284,043
	Utoc Corp.	68,000	107,480
*	Valor Co., Ltd.	24,000	528,100
	Vital-Net, Inc.	64,800	456,444
	Wakachiku Construction Co., Ltd.	206,000	303,201

22

#	Wakamoto Pharmaceutical Co., Ltd.	48,000	140,017
	Wakodo Co., Ltd.	4,600	158,748
	Warabeya Nichiyo Co., Ltd.	21,160	312,313
	Watabe Wedding Corp.	11,400	245,144
#	Watami Food Service Co., Ltd.	64,200	606,218
	Weathernews, Inc.	15,800	124,443
*	Wondertable, Ltd.	8,000	10,102
	Wood One Co., Ltd.	86,000	652,384
	Xebio Co., Ltd.	12,000	333,101
*	XNET Corp.	57	170,453
	Yachiyo Musen Denki Co., Ltd.	16,800	110,721
	Yahagi Construction Co., Ltd.	59,000	203,925
#	Yaizu Suisankagaku Industry Co., Ltd.	20,100	180,896
	Yamagata Bank, Ltd.	277,000	1,244,343
	Yamaichi Electronics Co., Ltd.	28,400	301,715
	Yamamura Glass Co., Ltd.	212,000	471,625
#	Yamatake Corp.	117,900	1,118,752
* #	Yamatane Corp.	131,000	184,360
	Yamato Corp.	36,000	169,216
	Yamato International, Inc.	43,000	273,006
	Yamato Kogyo Co., Ltd.	118,000	1,613,863
	Yamaura Corp.	19,000	47,544
	Yamazen Co., Ltd.	140,000	411,286
	Yaoko Co., Ltd.	32,500	636,720
*	Yaskawa Information Systems Corp.	11,700	107,346
	Yasuda Warehouse Co., Ltd.	61,000	332,360
	Ye Data, Inc.	25,000	73,056
	Yellow Hat, Ltd., Tokyo	39,600	337,916
#	Yodogawa Steel Works, Ltd.	299,000	1,362,186
	Yokogawa Bridge Corp.	64,400	431,576
#	Yokohama Reito Co., Ltd.	70,000	482,618
#	Yokowo Co., Ltd.	32,300	307,481
	Yomeishu Seizo Co., Ltd.	52,000	391,586
	Yomiuri Land Co., Ltd.	157,000	488,378
	Yondenko Corp.	63,800	277,734
#	Yonekyu Corp.	45,500	479,249
	Yonex Co., Ltd.	33,000	271,048
	Yorozu Corp.	34,100	287,588
	Yoshimoto Kogyo Co., Ltd.	60,000	530,352
	Yuasa Funashoku Co., Ltd.	69,000	140,337
*	Yuasa Trading Co., Ltd.	237,000	432,143
* #	Yuken Kogyo Co., Ltd.	60,000	141,437
#	Yuki Gosei Kogyo Co., Ltd.	31,000	104,363
#	Yukiguni Maitake Co., Ltd.	35,600	223,130
	Yuraku Real Estate Co., Ltd.	79,000	259,798
	Yurtec Corp.	133,000	626,156
#	Yushin Precision Equipment Co., Ltd.	25,740	417,016
	Yushiro Chemical Industry Co., Ltd.	24,000	336,864
	Zenrin Co., Ltd.	57,200	647,264
#	Zensho Co., Ltd.	19,300	481,271
#	Zeria Pharmacetical Co., Ltd.	74,000	692,223
#	Z-Plus Co., Ltd.	52,000	151,230
*	Zuken, Inc.	44,600	431,973
TOTAL COMMON STOCKS (Cost $579,772,753)			523,893,478

23

INVESTMENT IN CURRENCY — (0.2%)
* Japanese Yen		1,535,912
(Cost $1,521,426)

RIGHTS/WARRANTS — (0.0%)
* BSL Corp. Bonus Warrants 01/31/05	42,190	0
* Kanematsu Corp. Warrants 03/31/06	20,125	0
TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL — JAPAN (Cost $581,294,179)		525,429,390

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (23.2%)
Repurchase Agreement, Deutsche Bank Securities 1.77%, 10/01/04 (Collateralized by $113,663,274 U.S. Treasury Obligations, 7.625%, 11/15/22 valued at $151,724,558) to be repurchased at $151,732,018 (Cost 11/15/22 $151,724,558)Δ	$151,725	151,724,558

Repurchase Agreement, PNC Capital Markets, Inc. 1.75%, 10/01/04 (Collateralized by $7,367,000 FHLMC Notes 1.85%, 11/17/05, valued at $7,413,044) to be repurchased bat $7,303,355 (Cost $7,303,000)	7,303	7,303,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $159,027,558)		159,027,558

TOTAL INVESTMENTS - (100.0%) (Cost $740,321,737)††		$684,456,948

†              See Security Valuation Note.

Δ             Security purchased with cash proceeds from securities on loan.

*              Non-Income Producing Securities.

#              Total or Partial Securities on Loan.

††            The cost for federal income tax purposes is $743,381,970.

24

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

UNITED KINGDOM — (99.1%)

		Shares	Value†

COMMON STOCKS — (98.8%)
	4imprint P.L.C.	50,375	118,097
	600 Group P.L.C.	100,910	117,753
	Abacus Group P.L.C.	75,000	331,580
	Abbeycrest P.L.C.	42,590	50,400
	Abbot Group P.L.C.	247,928	892,097
	Aberdeen Asset Management P.L.C.	401,856	633,161
	Acal P.L.C.	37,689	269,057
*	Acambis P.L.C.	149,811	829,118
*	Advanced Medical Solutions P.L.C.	29,802	4,375
*	Advanced Power Components, Ltd.	47,871	7,796
	AEA Technology P.L.C.	95,244	326,169
	AGA Food Service Group P.L.C.	174,500	757,719
	Aggreko P.L.C.	393,378	1,016,096
*	AIM Group P.L.C.	32,063	40,614
*	Air Partner P.L.C.	11,763	84,062
*	Airflow Streamlines P.L.C.	20,500	21,701
	Airsprung Furniture Group P.L.C.	58,000	51,428
	Alba P.L.C.	105,025	1,449,127
	Alexandra P.L.C.	86,243	148,015
	Alexon Group P.L.C.	116,632	703,446
*	Alizyme P.L.C.	197,847	455,686
	Alpha Airports Group P.L.C.	392,541	613,974
	Alphameric P.L.C.	172,688	239,370
*	Alterian P.L.C.	39,937	62,833
	Alumasc Group P.L.C.	100,245	301,180
*	Amberley Group P.L.C.	200,000	41,535
	Amec P.L.C.	49,000	281,591
	Amstrad P.L.C.	149,652	539,205
*	Anglesey Mining P.L.C.	55,000	3,981
	Anglo Eastern Plantations P.L.C.	87,249	266,107
	Anglo Pacific Group P.L.C.	122,686	180,094
*	Anite Group P.L.C.	497,266	450,078
*	Antisoma P.L.C.	389,246	89,557
*	API Group P.L.C.	51,500	69,983
*	Applied Optical Technologies P.L.C.	75,383	32,141
*	ARC International P.L.C.	189,625	91,977
*	Arena Leisure P.L.C.	1,052,230	781,778
*	Argonaut Games, Ltd.	100,000	6,113
	Arla Foods UK P.L.C.	1,541,817	1,424,073

1

	Arm Holdings P.L.C.	127,000	192,883
	Arriva P.L.C.	129,697	1,044,430
*	Ashtead Group P.L.C.	466,315	471,286
*	Ashtenne Holdings P.L.C.	46,940	328,083
	Atkins Ws P.L.C.	155,927	1,828,922
	Atrium Underwriting P.L.C.	77,484	255,981
	Austin Reed Group P.L.C.	68,999	166,685
	Autologic Holdings P.L.C.	58,180	273,887
*	Autonomy Corp. P.L.C.	177,918	611,122
	Avesco P.L.C.	29,998	43,870
	Aveva Group P.L.C.	31,324	303,053
	Avis Europe P.L.C.	1,631,511	2,040,862
	Avon Rubber P.L.C.	36,672	155,184
*	AWG P.L.C.	16,000	198,739
*	Axis-Shield P.L.C.	68,430	238,249
	Axon Group P.L.C.	88,403	221,886
	Babcock International Group P.L.C.	383,561	840,084
	Baggeridge Brick P.L.C.	98,000	254,118
*	Bailey (C.H.) P.L.C.	109,500	19,815
*	Bailey (C.H.) P.L.C. Class B	10,000	10,857
*	Baltimore Technologies P.L.C.	60,656	21,412
	Barr (A.G.) P.L.C.	43,000	554,972
	Beattie (James) P.L.C.	132,247	307,577
*	Bede P.L.C.	72,498	43,962
	Belhaven Brewery Group P.L.C.	39,070	292,344
	Bellway P.L.C.	127,364	1,682,088
	Ben Bailey P.L.C.	26,000	184,560
	Bespak P.L.C.	55,918	448,589
*	Biocompatibles International P.L.C.	54,080	217,705
*	Bioquell P.L.C.	50,194	142,370
	Biotrace International P.L.C.	75,000	126,879
	Birse Group P.L.C.	421,901	112,688
	Black Arrow Group P.L.C.	56,500	61,855
	Blacks Leisure Group P.L.C.	60,959	478,062
	Bloomsbury Publishing P.L.C.	101,005	458,909
*	BNB Resources P.L.C.	89,395	24,673
	Body Shop International P.L.C.	529,008	1,626,952
	Bodycote International P.L.C.	452,309	1,113,899
	Boot (Henry) P.L.C.	71,794	513,440
	Bovis Homes Group P.L.C.	161,843	1,604,859
	BPP Holdings P.L.C.	106,500	603,708
*	Bradstock Group P.L.C.	5,200	4,140
*	Braemar Seascope Group P.L.C.	24,020	125,796
	Brammer (H.) P.L.C.	119,123	271,851
*	Brandon Hire P.L.C.	51,098	129,609
	Brewin Dolphin Holdings P.L.C.	279,640	414,253
	Bristol Water Group P.L.C.	35,257	264,756
	Britannic P.L.C.	261,455	1,883,804
	British Polythene Industries P.L.C.	56,740	286,721
	British Vita P.L.C.	268,534	1,239,001
	Brixton P.L.C.	296,900	1,672,218
*	Broadcastle P.L.C.	42,033	59,360
*	Brown & Jackson P.L.C.	626,348	634,681
	Brown (N) Group P.L.C.	550,975	1,111,212

2

	BSS Group P.L.C.	47,905	673,498
*	BTG P.L.C.	220,220	388,987
	Burtonwood Brewery P.L.C.	38,000	259,811
	Business Post Group P.L.C.	138,425	1,429,086
	BWD Securities P.L.C.	29,403	230,882
	Caffyns P.L.C.	6,000	72,274
*	Cambridge Antibody Technology Group P.L.C.	66,639	749,541
*	Cammell Laird Holdings P.L.C.	256,158	27,812
	Capital & Regional P.L.C.	91,425	938,939
	Capital Radio P.L.C.	117,032	870,539
	Carclo P.L.C.	100,463	93,675
	Care UK P.L.C.	71,337	416,582
	Carillion P.L.C.	301,886	1,148,991
*	Carlisle Holdings, Ltd.	8,709	53,947
	Carpetright P.L.C.	125,839	2,395,371
	Carr’s Milling Industries P.L.C.	19,000	120,005
	Castings P.L.C.	79,000	246,450
*	Celtic P.L.C.	40,759	43,516
*	Cenes Pharmaceuticals P.L.C.	298,612	49,182
	Chamberlin & Hill P.L.C.	18,000	58,139
	Chapelthorpe P.L.C.	646,612	234,171
	Character Group P.L.C.	79,722	102,295
	Charles Taylor Consulting P.L.C.	67,918	281,188
*	Charter P.L.C.	249,524	821,197
*	Che Group P.L.C.	51,533	36,835
	Chemring Group P.L.C.	49,000	349,299
	Chesnara P.L.C.	92,900	175,673
*	Chime Communications P.L.C.	354,020	195,507
	Chloride Group P.L.C.	485,500	427,616
	Christie Group P.L.C.	53,263	101,043
	Chrysalis Group P.L.C.	310,168	975,478
	Churchill China P.L.C.	30,000	122,281
*	City North Group P.L.C.	28,153	108,275
	City Restaurant Group P.L.C.	292,811	525,158
	Clarkson (Horace) P.L.C.	44,733	549,319
*	Clinical Computing P.L.C.	46,666	21,612
	Clinton Cards P.L.C.	433,380	670,025
*	CLS Holdings P.L.C.	156,035	946,311
	CML Microsystems P.L.C.	28,361	207,447
	Colefax Group P.L.C.	60,000	99,345
	Collins Stewart Tullett P.L.C.	137,946	998,304
*	Colt Telecom Group P.L.C.	1,229,589	932,278
	Comino Group P.L.C.	18,348	77,180
	Communisis P.L.C.	237,134	468,469
	Compel Group P.L.C.	36,601	58,016
	Computacenter P.L.C.	354,949	2,167,808
*	Cookson Group P.L.C.	2,672,363	1,452,281
	Coral Products P.L.C.	50,000	37,656
*	Corin Group P.L.C.	58,244	295,547
*	Corporate Services Group P.L.C.	1,704,859	223,272
	Cosalt P.L.C.	30,700	162,824
*	Costain Group P.L.C.	996,761	693,895
*	Country & Metropolitan P.L.C.	34,247	118,094
	Countryside Property P.L.C.	124,717	564,826

3

	Countrywide P.L.C.	185,800	1,050,676
	Courts P.L.C.	110,722	130,133
	Cox Insurance Holdings P.L.C.	556,064	703,314
	Cranswick P.L.C.	54,941	382,208
	Crest Nicholson P.L.C.	267,250	1,730,765
	Creston P.L.C.	28,278	74,500
	Croda International P.L.C.	194,863	981,588
	Cropper (James) P.L.C.	22,000	61,966
*	Culver Holdings P.L.C.	338	70
	Daejan Holdings P.L.C.	25,000	1,180,982
	Dairy Crest Group P.L.C.	177,507	1,090,873
*	Dana Petroleum P.L.C.	104,318	738,595
*	Danka Business Systems P.L.C.	332,777	313,806
	Dart Group P.L.C.	74,000	300,025
	Davis Service Group P.L.C.	227,016	1,519,856
	Dawson Holdings P.L.C.	83,245	227,514
*	Dawson International P.L.C.	100,688	13,325
*	DCS Group P.L.C.	10,000	1,493
	De la Rue P.L.C.	258,235	1,454,275
	Dechra Pharmaceiticals P.L.C.	67,432	189,760
	Dee Valley Group P.L.C.	4,214	50,753
	Delta P.L.C.	270,909	404,801
	Deltron Electronics P.L.C.	45,452	57,575
*	Densitron International P.L.C.	74,175	20,607
	Derwent Valley Holdings P.L.C.	90,000	1,481,256
	Detica Group P.L.C.	29,314	342,788
	Development Securities P.L.C.	50,000	339,583
*	Development Securities P.L.C.	7,390	50,081
	DeVere Group P.L.C.	132,501	1,036,306
	Devro P.L.C.	229,507	465,521
	Dewhurst P.L.C.	9,000	20,358
	Dewhurst P.L.C. Class A Non-Voting	15,500	31,554
	DFS Furniture Co. P.L.C.	135,600	1,125,818
	Dickinson Legg Group P.L.C.	11,935	4,306
	Dicom Group P.L.C.	30,000	396,245
*	Dimension Data Holdings P.L.C.	939,000	531,127
	Diploma P.L.C.	30,191	314,736
	Domestic & General Group P.L.C.	50,672	525,618
	Domino Printing Sciences P.L.C.	355,935	1,432,689
	Domnick Hunter Group P.L.C.	47,242	329,299
*	Dowding & Mills P.L.C.	336,440	65,373
	DRS Data Research Services P.L.C.	26,825	23,076
	DTZ Holdings P.L.C.	114,500	341,843
*	Duelguide Units P.L.C.	3,971	38,645
*	Durlacher Corp. P.L.C.	15,272	19,214
	Dyson Group P.L.C.	42,750	237,873
	East Surrey Holdings P.L.C.	214,800	1,295,750
*	Easyjet P.L.C.	896,969	2,055,651
*	Easynet Group P.L.C.	158,575	211,296
*	Easyscreen P.L.C.	72,275	22,834
*	Ebookers P.L.C.	109,492	440,074
*	Edinburgh Oil & Gas P.L.C.	57,331	182,448
*	Eidos P.L.C.	200,222	366,487
	Eldridge Pope & Co. P.L.C.	25,000	76,552

4

	Eleco P.L.C.	104,685	58,992
	Electronic Data Processing P.L.C.	55,200	69,083
*	Elementis P.L.C.	617,715	332,077
*	Emerald Energy P.L.C.	61,783	151,124
*	Emess P.L.C.	288,250	42,204
	Ennstone P.L.C.	295,323	191,026
*	Enodis P.L.C.	573,512	867,961
*	Entertainment Rights P.L.C.	633,958	139,096
*	Eurodis Electron P.L.C.	1,230,802	47,433
	Euromoney Institutional Investors P.L.C.	204,480	1,384,156
*	European Colour P.L.C.	82,090	27,853
	European Motor Holdings P.L.C.	118,325	407,950
*	European Telecom P.L.C.	7,000	0
*	Evans of Leeds Contingent Units P.L.C.	80,000	0
	Expro International Group P.L.C.	94,703	579,666
	Fenner P.L.C.	144,722	277,857
*	Ferguson International Holdings P.L.C.	89,105	43,535
	Ferraris Group P.L.C.	63,540	109,496
*	Fibernet Group P.L.C.	86,796	145,587
*	FII Group P.L.C.	41,166	5,028
	Filtronic P.L.C.	107,026	313,799
*	Financial Objects P.L.C.	7,000	5,075
	Findel P.L.C.	142,288	1,055,899
	First Choice Holidays P.L.C.	862,478	2,067,778
	First Technology P.L.C.	128,111	754,914
	Fisher (James) & Sons P.L.C.	76,000	373,732
	FKI P.L.C.	773,617	1,680,939
	Forminster P.L.C.	43,333	10,978
	Forth Ports P.L.C.	142,983	3,019,191
	Fortress Holdings P.L.C.	120,728	60,078
*	Fortune Oil P.L.C.	2,965,778	403,717
	Freeport P.L.C.	53,348	335,993
	French Connection Group P.L.C.	253,875	1,456,334
	Fuller, Smith & Turner P.L.C. Series A	20,000	254,494
	Fulmar P.L.C.	107,500	143,401
	Future Network P.L.C.	456,752	477,541
	Galliford Try P.L.C.	517,870	508,446
	Game Group P.L.C.	534,000	575,739
	Games Workshop Group P.L.C.	43,442	582,670
*	Garton Engineering P.L.C.	10,248	0
*	Gaskell P.L.C.	36,000	7,170
	GB Group P.L.C.	250,000	67,866
	Geest P.L.C.	106,404	1,016,321
*	Genetix Group P.L.C.	92,497	75,785
	Get Group P.L.C.	20,485	80,117
	Gibbs & Dandy P.L.C.	13,681	86,083
	Gleeson (M.J.) Group P.L.C.	112,355	437,228
*	Global Natural Energy P.L.C.	11,004	47,854
*	Glotel P.L.C.	49,741	94,949
	Go-Ahead Group P.L.C.	88,495	1,890,008
	Goldshield Group P.L.C.	49,104	194,038
	Gowrings P.L.C.	5,000	7,917
	Grainger Trust, Ltd.	45,780	1,521,929
	Great Portland Estates P.L.C.	302,860	1,547,093

5

	Greene King P.L.C.	92,950	1,752,483
*	Greenwich Resources P.L.C.	438,664	18,852
	Greggs P.L.C.	26,000	1,734,976
*	Gresham Computing P.L.C.	65,768	316,742
	Group 4 Securicor P.L.C.	360,640	757,016
	Guiness Peat Group P.L.C.	1,137,590	1,627,228
	GWR Group P.L.C.	225,354	988,244
*	Gyrus Group P.L.C.	117,460	470,382
	Halma P.L.C.	526,623	1,607,460
	Halstead (James) Group P.L.C.	52,208	491,145
*	Hampson Industries P.L.C.	250,757	86,025
*	Hampton Trust P.L.C.	232,050	5,774
	Hardy Underwriting Group P.L.C.	46,683	192,201
	Hardys & Hansons P.L.C.	48,000	440,224
*	Harvey Nash Group P.L.C.	183,750	284,211
	Havelock Europa P.L.C.	40,813	93,397
*	Hawtin P.L.C.	196,500	45,320
	Haynes Publishing Group P.L.C.	14,703	94,495
	Headlam Group P.L.C.	152,974	1,049,554
	Heath (Samuel) & Sons P.L.C.	7,500	62,091
	Helical Bar P.L.C.	46,000	811,575
	Helphire Group P.L.C.	165,867	675,129
	Hercules Property Services P.L.C.	25,132	130,504
*	Heywood Williams Group P.L.C.	140,400	217,875
	Highbury House Communications P.L.C.	439,166	85,487
	Highway Insurance Holdings P.L.C.	467,933	270,654
	Hill & Smith Holdings P.L.C.	86,850	164,567
	Hiscox P.L.C.	411,178	1,234,406
	Hit Entertainment P.L.C.	262,055	1,114,854
	Hitachi Capital (UK) P.L.C.	117,588	493,601
	Holidaybreak P.L.C.	92,974	878,562
	Homeserve P.L.C.	91,309	1,042,198
*	Homestyle Group P.L.C.	94,472	189,819
	Hornby P.L.C.	50,000	227,029
	House of Fraser P.L.C.	406,625	891,357
	Hunting P.L.C.	223,174	724,836
	Huntleigh Technology P.L.C.	90,597	642,105
	Huntsworth P.L.C.	480,401	187,459
	Hyder Consulting P.L.C.	16,308	43,624
*	Hydro International P.L.C.	17,669	28,051
*	IAF Group P.L.C.	30,000	11,672
*	ICM Computer Group P.L.C.	27,265	145,846
	IFX Group P.L.C.	34,486	56,852
*	Imagination Technologies Group P.L.C.	266,048	401,735
*	IMS Group P.L.C.	75,000	6,107
	Incepta Group P.L.C.	280,643	368,334
	Inchcape P.L.C.	20,000	564,056
*	Incisive Media P.L.C.	131,879	293,557
*	Independent Media Distribution P.L.C.	21,621	30,971
*	Industrial & Commercial Holdings P.L.C.	5,000	136
	Infast Group P.L.C.	301,224	96,631
*	Intec Telecom Systems P.L.C.	569,685	562,469
	Intelek P.L.C.	99,880	18,056
	Intertek Group P.L.C.	70,100	761,296

6

	Intserve P.L.C.	179,459	926,872
*	Invensys P.L.C.	5,864,457	1,194,284
	Inveresk P.L.C.	150,000	32,523
*	IQE P.L.C.	132,400	17,682
	ISIS Asset Management P.L.C.	268,751	1,069,060
	Isoft Group P.L.C.	210,764	1,488,405
	Isotron P.L.C.	50,325	400,581
	Ite Group P.L.C.	518,511	689,776
	Itnet P.L.C.	107,985	386,905
*	Itouch International P.L.C.	581,320	302,139
*	Jarvis Porter Group P.L.C.	99,894	24,403
	JJB Sports P.L.C.	432,791	1,531,294
	JKX Oil and Gas P.L.C.	253,275	538,375
	John David Group P.L.C.	114,500	348,640
	Johnson Service Group P.L.C.	125,535	875,786
	Johnston Group P.L.C.	26,000	179,021
*	Kalamazoo Computer Group P.L.C.	56,120	1,777
	KBC Advanced Technologies P.L.C.	68,734	37,372
	Keller Group P.L.C.	123,128	601,046
	Kensington Group P.L.C.	94,407	689,759
*	Kewill Systems P.L.C.	112,256	127,917
	Kidde P.L.C.	232,000	518,949
	Kier Group P.L.C.	51,293	676,808
	Kiln P.L.C.	365,230	519,386
*	Kingston Communications P.L.C.	837,236	851,396
	Kleeneze P.L.C.	96,456	234,906
*	Knowledge Support Systems Group P.L.C.	25,000	362
*	La Fitness P.L.C.	53,738	175,171
	Laing (John) P.L.C.	301,961	1,318,757
	Laird Group P.L.C.	201,871	1,311,823
	Lambert Howarth Group P.L.C.	38,049	185,345
*	Lastminute.com P.L.C.	480,934	1,218,391
	Latchways P.L.C.	7,500	49,200
*	Laura Ashley Holdings P.L.C.	2,132,887	473,279
	Lavendon Group P.L.C.	50,092	118,288
*	Leeds United P.L.C.	66,000	179
	Lincat Group P.L.C.	19,000	124,716
	Linton Park P.L.C.	39,000	250,590
	Linx Printing Technologies P.L.C.	27,000	151,506
	Litho Supplies P.L.C.	20,000	18,656
*	London Clubs International P.L.C.	311,718	657,328
	London Industrial P.L.C.	23,852	863,782
	London Merchant Securities P.L.C.	324,905	1,105,652
	London Scottish Bank P.L.C.	263,000	622,176
	Lookers P.L.C.	63,057	323,908
*	Lorien P.L.C.	60,000	76,717
	Low & Bonar P.L.C.	132,598	269,398
	Luminar P.L.C.	103,176	854,979
	Lupus Capital P.L.C.	268,121	89,737
*	M.L. Laboratories P.L.C.	298,631	85,414
	Macfarlane Group P.L.C.	228,287	105,788
	Macro 4 P.L.C.	42,500	145,358
	Maiden Group P.L.C.	16,800	70,679
	Mallett P.L.C.	24,837	138,779

7

	Management Consulting Group P.L.C.	310,972	281,197
	Manchester United P.L.C.	609,642	2,853,458
	Manganese Bronze Holdings P.L.C.	32,184	94,909
	Marchpole Holdings P.L.C.	189,130	110,455
	Marlborough Stirling P.L.C.	408,654	362,933
*	Marshalls P.L.C.	221,135	1,148,451
*	Marylebone Warwick Balfour Group P.L.C.	212,463	211,703
	Matalan P.L.C.	84,701	338,245
	Mayflower Corp. P.L.C.	550,636	67,258
	McAlpine (Alfred) P.L.C.	196,111	914,869
	McBride P.L.C.	250,476	674,381
	McCarthy & Stone P.L.C.	194,968	2,116,502
	McKay Securities P.L.C.	97,232	418,768
*	Medical Solutions P.L.C.	126,658	69,440
*	Medisys P.L.C.	586,814	70,335
	Meggitt P.L.C.	514,738	2,273,263
*	Melrose Resouces P.L.C.	109,660	597,141
	Menzies (John) P.L.C.	103,775	832,463
	Merchant Retail Group P.L.C.	185,666	537,136
	Merrydown P.L.C.	59,927	98,790
	Mersey Docks & Harbour Co. P.L.C.	111,908	1,505,930
	Metal Bulletin P.L.C.	95,500	375,839
	Metalrax Group P.L.C.	358,740	497,103
	MFI Furniture Group P.L.C.	60,855	116,472
	Mice Group P.L.C.	139,909	147,149
	Michael Page International P.L.C.	555,779	1,862,522
*	Microgen P.L.C.	128,641	122,358
	Millennium and Copthorne Hotels P.L.C.	80,633	467,107
	Minerva P.L.C.	266,135	1,458,206
	Mitie Group P.L.C.	500,000	1,253,889
	Molins P.L.C.	68,000	184,445
*	Monsoon P.L.C.	71,000	239,935
*	Morgan Crucible Company P.L.C.	414,901	997,486
	Morgan Sindall P.L.C.	74,961	621,169
	Morse P.L.C.	258,005	525,393
	Moss Brothers Group P.L.C.	163,400	242,495
	Mothercare P.L.C.	100,783	575,767
*	Mouchel Parkman P.L.C.	152,923	588,810
	Mowlem (John) & Co. P.L.C.	341,969	1,136,547
	MS International P.L.C.	71,500	61,770
	MSB International P.L.C.	16,000	20,565
	Mtl Instruments Group P.L.C.	24,678	96,973
	Mucklow (A & J) Group P.L.C.	175,000	997,498
*	Music Choice Europe P.L.C.	33,796	11,939
*	My Travel Group P.L.C.	628,934	63,782
	National Express Group P.L.C.	25,000	307,923
*	Ncipher P.L.C.	35,138	112,342
	Nestor Healthcare Group P.L.C.	180,200	380,827
*	Netstore P.L.C.	96,618	53,407
*	New Avesco P.L.C.	29,998	38,270
	Newcastle United P.L.C.	198,896	140,367
*	Next Fifteen Communtications P.L.C.	25,000	20,602
	NHP P.L.C.	290,962	1,238,387
	Nichols P.L.C.	66,550	190,333

8

	Nord Anglia Education P.L.C.	63,924	254,751
	Northamber P.L.C.	75,888	111,919
	Northern Foods P.L.C.	527,042	1,450,260
*	Northern Recruitment Group P.L.C.	22,158	64,852
*	Northgate Information Solutions P.L.C.	697,848	796,685
	Northgate P.L.C.	118,200	1,498,047
	Novar P.L.C.	616,287	1,294,338
*	NSB Retail P.L.C.	461,606	211,221
*	NXT P.L.C.	125,976	135,258
	Ocean Wilsons Holdings, Ltd.	84,250	253,185
*	OEM P.L.C.	12,000	7,492
*	Orbis P.L.C.	11,428	2,183
*	Osmetech P.L.C.	669,354	38,447
	Ottakar’s P.L.C.	30,000	199,285
	Owen (H.R.) P.L.C.	46,993	167,561
*	Oxford Biomedica, Ltd.	523,967	156,705
	Oxford Instruments P.L.C.	63,163	204,052
*	Pace Micro Technology P.L.C.	397,003	359,579
	Paladin Resources P.L.C.	456,501	1,253,896
*	Palmaris Capital P.L.C.	42,500	11,249
	Paragon Group of Companies P.L.C.	153,200	946,020
	Parity Group P.L.C.	381,072	58,524
	Park Group P.L.C.	291,600	137,349
	Partridge Fine Arts P.L.C.	58,000	64,547
	Pendragon P.L.C.	239,375	1,201,405
	Penna Consulting P.L.C.	33,000	70,731
*	Pharmagene P.L.C.	160,000	152,178
*	Photo-Me International P.L.C.	796,074	1,542,334
	PHS Group P.L.C.	729,053	999,969
*	Phytopharm P.L.C.	56,696	165,411
*	Pillar Property P.L.C.	161,708	1,964,206
	Pittards P.L.C.	60,985	38,690
*	Planestation Group P.L.C.	76,551	85,527
	Planit Holdings P.L.C.	235,000	117,578
*	Plantation & General P.L.C.	70,623	24,281
*	Plasmon P.L.C.	100,000	286,240
	Portmeirion Group P.L.C.	22,856	67,209
	Porvair P.L.C.	62,000	109,384
	Premier Farnell P.L.C.	18,000	62,988
*	Premier Oil P.L.C.	116,735	1,335,155
*	Pressac P.L.C.	78,129	8,695
	Primary Health Properties P.L.C.	23,784	106,145
*	Probus Estates P.L.C.	83,333	1,244
*	Protherics P.L.C.	557,510	499,100
*	Provalis P.L.C.	375,538	51,629
	PSD Group P.L.C.	43,500	200,861
*	Psion P.L.C.	639,613	603,190
	PZ Cuzzons P.L.C.	37,961	830,347
*	QA P.L.C.	158,950	9,733
*	Quantica P.L.C.	50,736	50,158
*	Queens Moat Houses P.L.C.	159,000	24,456
	Quintain Estates & Development P.L.C.	158,650	1,310,688
*	QXL Ricardo P.L.C.	130	812
	RAC P.L.C.	142,900	1,767,317

9

	Radamec Group P.L.C.	35,000	19,815
	Radstone Technology P.L.C.	40,384	231,539
	Ransom (William) & Son P.L.C.	30,000	27,119
*	Redbus Imterhouse P.L.C.	206,250	49,200
	Redrow P.L.C.	227,184	1,450,938
*	Redstone P.L.C.	257,485	36,170
	Reed Health Group P.L.C.	155,333	152,395
	Reg Vardy P.L.C.	107,201	851,789
	Regent Inns P.L.C.	162,667	94,556
*	Regus Group P.L.C.	1,049,446	1,317,077
	Reliance Security Group P.L.C.	61,848	577,771
	Renishaw P.L.C.	181,770	1,782,760
	Renold P.L.C.	144,000	229,417
*	Retail Decisions P.L.C.	381,092	96,470
	Ricardo P.L.C.	114,409	389,710
	Richmond Foods P.L.C.	40,237	385,083
*	Richmond Oil & Gas P.L.C.	220,000	0
	RM P.L.C.	128,271	331,256
*	RMS Communications P.L.C.	15,000	0
*	Robert Walters P.L.C.	124,017	251,648
	Robert Wiseman Dairies P.L.C.	193,122	794,577
	ROK property solutions P.L.C.	58,166	450,932
	Rotork P.L.C.	185,440	1,338,553
	Roxboro Group P.L.C.	55,682	337,493
*	Royal Doulton P.L.C.	428,749	53,622
	Royalblue Group P.L.C.	47,200	365,596
	RPC Group P.L.C.	123,353	433,034
	RPS Group P.L.C.	276,241	691,241
	Rugby Estates P.L.C.	15,328	78,922
	Rutland Trust P.L.C.	174,255	115,094
	S & U P.L.C.	21,140	202,764
*	Safeland P.L.C.	25,000	22,846
	Salvesen (Christian) P.L.C.	396,216	409,091
	Sanctuary Group P.L.C.	444,589	388,328
	Savills P.L.C.	104,000	805,114
	Scapa Group P.L.C.	163,581	73,752
*	Scipher P.L.C.	34,563	700
	Scottish & Newcastle P.L.C.	58,467	399,939
	Scottish Radio Holdings P.L.C.	75,118	1,284,362
	SCS Upholstery P.L.C.	47,547	257,307
*	SDL P.L.C.	95,883	211,941
*	Seashell Group P.L.C.	1,441	3,325
	Secure Trust Group P.L.C.	27,118	158,850
	Senior P.L.C.	433,410	298,038
	Serco Group P.L.C.	235,235	915,808
*	Servicepower Technologies P.L.C.	150,000	93,382
	Severfield-Rowan P.L.C.	26,211	230,279
*	SFI Group P.L.C.	26,713	14,985
	Shaftesbury P.L.C.	186,136	928,320
	Shanks & McEwan Group P.L.C.	330,006	676,172
	Shiloh P.L.C.	14,500	39,148
	SHL Group P.L.C.	73,174	150,252
*	ShopRite Group P.L.C.	204,780	46,320
*	Shore Capital Group P.L.C.	344,465	201,024

10

	SIG P.L.C.	172,380	1,529,127
*	Simon Group P.L.C.	348,089	275,950
	Sinclair (William) Holdings P.L.C.	53,000	64,114
	Singer & Friedlander Group P.L.C.	243,130	1,240,581
	Sirdar P.L.C.	41,600	26,348
*	Skyepharma P.L.C.	965,134	1,008,908
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	221,897
*	Smart Approach Group P.L.C.	251,985	4,902
	SMG P.L.C.	549,151	1,093,613
	Smith (David S.) Holdings P.L.C.	546,183	1,473,188
	Smith (James) Estates P.L.C.	17,524	130,014
	Smith (WH) P.L.C.	90,606	545,295
*	Smith (WH) P.L.C. Class C	125,843	196,978
*	Soco International P.L.C.	101,904	633,305
	Somerfield P.L.C.	661,561	1,502,567
*	Sondex P.L.C.	89,293	357,655
	South Staffordshire Group P.L.C.	21,600	328,327
	Southampton Leisure Holdings P.L.C.	19,615	15,819
	Spectris P.L.C.	177,563	1,271,689
	Speedy Hire P.L.C.	60,978	486,807
	Spirax-Sarco Engineering P.L.C.	106,811	1,173,013
*	Spirent P.L.C.	1,509,286	1,655,099
*	Sportech P.L.C.	846,974	134,069
	Spring Group P.L.C.	391,643	773,546
*	Springwood P.L.C.	37,500	0
	SSL International P.L.C.	267,125	1,339,323
	St. Ives P.L.C.	145,667	1,007,821
	St. Modwen Properties P.L.C.	223,696	1,275,758
	Stanelco P.L.C.	1,201,354	116,796
	Stanley (Charles) Group P.L.C.	86,800	341,627
	Stanley Leisure P.L.C.	229,726	1,737,179
*	Sterling Publishing Group P.L.C.	75,298	16,026
	Stylo P.L.C.	64,096	70,893
*	Superscape P.L.C.	162,101	121,617
*	Surfcontrol P.L.C.	42,400	438,262
	Swallowfield P.L.C.	15,000	21,036
	Sygen International P.L.C.	492,975	325,072
	Synstar P.L.C.	216,206	390,446
	T&F Informa Group P.L.C.	355,029	2,385,529
	T. Clarke P.L.C.	16,213	164,463
*	Tadpole Technology P.L.C.	314,463	54,098
*	Tandem Group P.L.C.	327,365	0
	Tarsus Group P.L.C.	71,538	120,438
	Taylor Nelson AGB P.L.C.	109,000	438,085
	TBI P.L.C.	1,130,266	1,381,570
	Ted Baker P.L.C.	78,838	596,999
*	Teesland P.L.C.	69,925	83,512
*	Telecity P.L.C.	277,126	61,569
	Telecom Plus P.L.C.	89,103	455,387
*	Telecommunications Group P.L.C.	45,958	603
	Telemetrix P.L.C.	177,320	395,211
*	Telspec P.L.C.	25,000	6,015
*	Terence Chapman Group P.L.C.	62,500	359
	Tex Holdings P.L.C.	14,000	28,097

11

	The Big Food Group P.L.C.	595,901	1,049,717
*	The Innovation Group P.L.C.	940,000	465,102
	The Malcolm Group P.L.C.	109,377	153,688
*	The Peacock Group P.L.C.	172,468	777,365
*	The Television Corp. P.L.C.	81,937	128,645
*	The Wireless Group P.L.C.	189,923	278,383
*	Theratase P.L.C.	46,347	29,876
	Thorntons P.L.C.	158,000	471,665
	Thorpe (F.W.) P.L.C.	24,000	120,404
*	Thus Group P.L.C.	1,901,544	475,124
	Tinsley (Eliza) Group P.L.C.	19,844	7,178
*	Toad Group P.L.C.	85,507	14,664
	Topps Tiles P.L.C.	348,450	1,125,194
	Tops Estates P.L.C.	110,565	689,732
*	Torotrak P.L.C.	167,633	129,225
*	Tottenham Hotspur P.L.C.	150,000	74,370
	Town Centre Securities (New) P.L.C.	142,137	772,163
	Trace Computers P.L.C.	33,552	51,079
*	Trafficmaster P.L.C.	198,201	292,136
	Transport Development Group P.L.C.	108,182	449,760
	Treatt P.L.C.	9,957	33,873
	Trifast P.L.C.	135,388	186,305
	Trio Holdings P.L.C.	111,411	54,405
	TT Electronics P.L.C.	239,399	753,492
*	TTP Communications P.L.C.	325,621	318,398
	Tullow Oil P.L.C.	500,218	1,304,140
	U.K. Coal P.L.C.	205,912	617,223
	UCM Group P.L.C.	41,980	57,626
	Ulster Television, Ltd.	115,602	895,056
	Ultra Electronics Holdings P.L.C.	95,589	1,153,479
	Ultraframe P.L.C.	162,456	204,504
	Umeco P.L.C.	46,517	355,657
	Uniq P.L.C.	164,211	455,721
	Unite Group P.L.C.	156,391	662,668
	Universal Salvage P.L.C.	36,111	53,931
*	Vanco P.L.C.	145,748	759,941
	Vega Group P.L.C.	32,300	88,184
*	Venture Production P.L.C.	156,474	633,626
*	Vernalis P.L.C.	225,579	359,215
*	Vert (Jacques) P.L.C.	45,000	10,975
	Victoria P.L.C.	12,000	46,635
	Victrex P.L.C.	136,254	775,198
	Vislink P.L.C.	103,960	40,301
	Vitec Group P.L.C.	62,856	362,860
*	Volex Group P.L.C.	58,801	163,742
	VP P.L.C.	108,111	321,818
	VT Group P.L.C.	242,481	1,135,940
	Wagon P.L.C.	74,388	234,146
*	Walker Greenbank P.L.C.	53,105	11,051
	Warner Estate Holdings P.L.C.	92,437	853,121
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	114,612
	Watermark Group P.L.C.	68,660	180,852
	Weir Group P.L.C.	290,633	1,484,230

12

	Wellington Holdings P.L.C.	32,446	94,195
*	Wembley P.L.C.	36,926	442,735
	Westbury P.L.C.	202,522	1,503,310
*	Weston Medical Group P.L.C.	50,200	2,271
	Wetherspoon (J.D.) P.L.C.	272,565	1,206,780
	Whatman P.L.C.	241,935	910,172
	White Young Green P.L.C.	74,666	317,687
	Whitehead Mann Group P.L.C.	95,000	362,062
	Whittard of Chelsea P.L.C.	37,487	132,242
	Wilmington Group P.L.C.	143,376	303,274
*	Wilshaw P.L.C.	198,409	30,518
	Wilson Bowden P.L.C.	7,000	135,644
	Wincanton P.L.C.	163,303	709,351
	Windsor P.L.C.	50,000	38,887
	Wolverhampton & Dudley Breweries P.L.C.	102,229	1,642,182
	Wood Group (John) P.L.C.	881,804	2,205,504
	Woolworths Group P.L.C.	2,024,259	1,583,513
	Workplace Systems International P.L.C.	238,739	59,553
*	Worthington Group P.L.C.	10,265	4,365
	WSP Group P.L.C.	90,000	356,685
	Wyevale Garden Centres P.L.C.	78,824	508,096
	Wyndeham Press Group P.L.C.	73,066	151,712
*	XAAR P.L.C.	84,659	180,370
	XANSA P.L.C.	534,399	812,605
*	Xenova Group P.L.C.	607,931	99,391
	XKO Group P.L.C.	30,304	42,810
*	XP Power P.L.C.	26,903	190,772
*	Yorkshire Group P.L.C.	82,504	8,584
	Young & Co’s Brewery P.L.C.	10,000	176,404
	Young & Co’s Brewery P.L.C. Class A	5,234	121,960
	Yule Catto & Co. P.L.C.	270,112	1,259,741
	Zotefoams P.L.C.	62,000	75,730
TOTAL COMMON STOCKS (Cost $252,528,375)			312,809,327

INVESTMENT IN CURRENCY — (0.3%)
*	British Pound Sterling		948,620
(Cost $957,951)

		Shares	Value†

RIGHTS/WARRANTS — (0.0%)
*	Creston P.L.C. Warrants 09/30/04	1,000	0
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	3,740
*	SFI Holdings Litigation Certificate	26,713	0
*	Xenova Group P.L.C. Contingent Rights 08/14/11	94,500	0
*	Xenova Group P.L.C. Warrants 12/31/08	56,991	3,609
TOTAL RIGHTS/WARRANTS (Cost $4,781)			7,349

		Face Amount
		(000)

BONDS — (0.0%)
*	Duelguide Units P.L.C. Bond 2014	21	0

13

(Cost $0)
TOTAL — UNITED KINGDOM (Cost $253,491,107)		313,765,296

	Shares	Value†

UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
* Bookham, Inc.	57,292	371,829
(Cost $500,697)

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.75%, 10/01/04 (Collateralized by $2,514,000 FHLMC Notes 1.85%, 11/17/05, valued at $2,529,713) to be repurchased at $2,492,121	$2,492	2,492,000
(Cost $2,492,000)

TOTAL INVESTMENTS - (100.0%) (Cost $256,483,804)		$316,629,125

†            See Security Valuation Note.

*            Non-Income Producing Securities.

††          The cost for federal income tax purposes is $256,494,937.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust has twenty-one portfolios.

Security Valuation

Securities held by The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, ( the “International Equity Portfolios”)  which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

14

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of November 22, 2004.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander Potts
Alexander Potts
President, Chief Executive Officer and Principal Executive Officer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander Potts
Alexander Potts
President, Chief Executive Officer and Principal Executive Officer

Date:	November 22, 2004

By:	/s/ Denis Taillieu
Denis Taillieu
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:	November 22, 2004